Registration No. 333-19925
                                                    Registration No. 811-01705
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                       ----------------------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

           Pre-Effective Amendment No.                                       | |

           Post-Effective Amendment No. 15                                   |X|

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|


           Amendment No. 223                                                 |X|


                        (Check appropriate box or boxes)

                           --------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                           --------------------------

                  Please send copies of all communications to:
                           CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                         901 New York Avenue, Northwest
                             Washington, D.C. 20001

                           --------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485


  [X]    On April 30, 2010 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.
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Variable Immediate Annuity
A combination variable and fixed immediate annuity contract



PROSPECTUS DATED MAY 1, 2010


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE VARIABLE IMMEDIATE ANNUITY?

The Variable Immediate Annuity is a single premium payout annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. The contract offers a variable income annuity option funded by one or more of the 11 variable investment options. The contract also offers a fixed income annuity option funded by our general account. This option may only be elected in combination with the variable income annuity option.

This prospectus is not your contract. Your contract and any endorsements, riders and data pages as identified in your contract are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The description of the contract's provisions in this prospectus is current as of the date of this prospectus; however, because certain provisions may be changed after the date of this prospectus in accordance with the contract, the description of the contract's provisions in this prospectus is qualified in its entirety by the terms of the actual contract. The contract should be read carefully. You should read this prospectus in conjunction with any applicable supplements.

Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract. This contract may not currently be available in all states.



--------------------------------------------------------------------------------
 Variable investment options:
--------------------------------------------------------------------------------
o AXA Moderate Allocation*            o EQ/Intermediate Government Bond
o EQ/AllianceBernstein International    Index
o EQ/AllianceBernstein Small Cap      o EQ/Large Cap Value PLUS
  Growth                              o EQ/Money Market
o EQ/Common Stock Index               o EQ/Quality Bond PLUS
o EQ/Equity 500 Index                 o Multimanager Aggressive Equity
                                      o Multimanager Multi-Sector Bond

--------------------------------------------------------------------------------

*     An "AXA Allocation" portfolio.


You may allocate amounts to the variable investment options. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

FIXED INCOME ANNUITY OPTION. You may allocate a portion of your premium payment to the fixed income annuity option. The portion of your annuity payments you receive from the fixed income annuity option will be the same each month and will not fluctuate. You can only elect the fixed income annuity option at the time you purchase a Variable Immediate Annuity. You cannot transfer funds between the fixed income annuity option and the variable income annuity option.

TYPES OF CONTRACTS. We offer the contract for use as an annuity to pay out your benefits under:

o a nonqualified annuity ("NQ") for after-tax contributions only

o a plan qualified under Section 401(a) of the Internal Revenue Code

o a traditional individual retirement annuity ("IRA")

o an Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA")

A minimum premium payment of $10,000 is required to purchase this contract.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI"), dated May 1, 2010, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4993, Syracuse, NY 13221 or calling (800) 245-1230. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                          X02903
                                              Variable Immediate Annuity (IF/NB)



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Contents of this prospectus


--------------------------------------------------------------------------------

VARIABLE IMMEDIATE ANNUITY
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
Variable Immediate Annuity at a glance -- key features                       7
Fee table                                                                    9



--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           11
--------------------------------------------------------------------------------
How you can purchase a contract                                             11
Owner and annuitant requirements                                            11
What are your investment options under the contract?                        11
Portfolios of the Trusts                                                    12



--------------------------------------------------------------------------------
2. SELECTING YOUR ANNUITY OPTION                                            14
--------------------------------------------------------------------------------
Allocating your premium payment                                             14
Transfers among the variable investment options                             14
Your right to cancel within a certain number of days                        14
Your annuity payout option                                                  15
Determining your monthly variable payments                                  15
Assumed Investment Return                                                   16



--------------------------------------------------------------------------------
3. CHARGES AND EXPENSES                                                     17
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          17
Charges that the Trusts deduct                                              17


----------------------
"We," "our" and "us" refer to AXA Equitable. To make this prospectus easier to read, we sometimes use different words than in the contract. Your financial professional can provide furWhen we address the reader of this prospectus with words such as ther explanation about your contract.
"you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

2  Contents of this prospectus


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--------------------------------------------------------------------------------
4. TAX INFORMATION                                                          18
--------------------------------------------------------------------------------
Overview                                                                    18

Special rule for conversions to Roth IRA in 2010                            18

Taxation of annuity payments                                                18
Special rules for tax-favored retirement programs                           19
Federal and state income tax withholding
     and information reporting                                              20
Special rules for contracts issued in Puerto Rico                           21
Impact of taxes to AXA Equitable                                            21



--------------------------------------------------------------------------------
5. MORE INFORMATION                                                         22
--------------------------------------------------------------------------------
About Separate Account A                                                    22
About the Trusts                                                            22
About our general account                                                   22
About your voting rights                                                    23
Voting rights of others                                                     23
Separate Account A voting rights                                            23
Changes in applicable law                                                   23
About legal proceedings                                                     23
Financial Statements                                                        23
Distribution of the contracts                                               23

--------------------------------------------------------------------------------
APPENDIX: EXAMPLES OF HOW WE DETERMINE VARIABLE ANNUITY PAYMENTS FOR YOUR
   SINGLE PREMIUM PAYMENT AND FOR VARIABLE INVESTMENT OPTION TRANSFERS     A-1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this prospectus  3


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Contents of this Prospectus (Cont'd.)



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SUMMARY PROSPECTUSES FOR THE PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ
   ADVISORS TRUST
--------------------------------------------------------------------------------
AXA Moderate Allocation                                            AMA 1-3
Multimanager Aggressive Equity                                    MMAE 1-4
Multimanager Multi-Sector Bond                                    MMSB 1-4
EQ/AllianceBernstein International                               EQABI 1-3
EQ/AllianceBernstein Small Cap Growth                           EQASCG 1-3
EQ/Common Stock Index                                            EQCTI 1-3
EQ/Equity 500 Index                                             EQ500I 1-3
EQ/Intermediate Government Bond Index                           EQIGBI 1-3
EQ/Large Cap Value PLUS                                         EQLCVP 1-4
EQ/Money Market                                                   EQMM 1-3
EQ/Quality Bond PLUS                                             EQQBP 1-4


3-a  Contents of this Prospectus (Cont'd.)


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Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                             Page
   annuitant                                  11
   annuity payout options                     15
   annuity unit                               14
   annuity unit value                         14
   Assumed Investment Return ("AIR")           0
   business day                               11
   contract date                               7
   contract date anniversary                   7
   contract year                               7
   fixed income annuity option             cover
   IRA                                     cover
   IRS                                        18
   life contingency                           13
   net investment return                      14
   nonqualified annuity                       18
   portfolio                               cover
   premium payment                            11
   processing office                           6
   qualified annuity                          18
   Required Beginning Date                    20
   SAI                                     cover
   traditional IRA                            19
   TSA                                     cover
   variable income annuity option          cover
   variable investment options             cover

                                               Index of key words and phrases  4


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Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $581.2 billion in assets as of December 31, 2009. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



5  Who is AXA Equitable?


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HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

Send all written communications to our processing office:

AXA Equitable
Variable Immediate Annuity
Benefit Payment Service Group
P.O. Box 4993
Syracuse, NY 13221


--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
During our regular business hours you may call (800) 245-1230, our toll-free number, to speak with one of our customer service representatives. Our customer service representatives are available on any business day Monday through Friday from 9:00 a.m. until 5:00 p.m., Eastern Time.

You should send all notices and requests to our processing office at the address above.


WE HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1) address changes;

(2) beneficiary changes; and

(3) transfers among variable investment options.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests is the owner. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.


                                                        Who is AXA Equitable?  6


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Variable Immediate Annuity at a glance -- key features



--------------------------------------------------------------------------------
PROFESSIONAL INVESTMENT   The Variable Immediate Annuity's variable investment
MANAGEMENT                options invest in different portfolios managed by
                          professional investment advisers.
--------------------------------------------------------------------------------
FIXED INCOME ANNUITY      o Provides fixed annuity payments supported by our
OPTION                      general account.
                          o This option can only be selected when you purchase
                            your Variable Immediate Annuity.
                          o You may not allocate 100% of your premium payment to
                            the fixed income annuity option.
--------------------------------------------------------------------------------
TAX ADVANTAGES            o No tax on transfers inside the contract when you
                            make transfers among the variable investment
                            options.
--------------------------------------------------------------------------------
YOUR ANNUITY PAYMENTS     o We make monthly annuity payments to you based on the
                            annuity option you choose.
                          o Once issued, the contract may not be surrendered.
                            The contract does not have a cash surrender value.
--------------------------------------------------------------------------------
PAYOUT OPTIONS            o Life Annuity (not available in all states)
                          o Life Annuity - period certain
                          o Joint and Survivor Life Annuity
                          o Joint and Survivor Life Annuity - period certain
--------------------------------------------------------------------------------
ADDITIONAL FEATURES       o You may transfer funds among the variable investment
                            options once a year on the contract date
                            anniversary. There is no charge for such transfers.
                            Transfers are permitted monthly for contracts
                            issued in New York.
                            ------------------------------------------------------
                            The "contract date" is the effective date of a
                            contract. This usually is the business day we receive
                            the properly completed and signed application, along
                            with any other required documents, and your initial
                            premium payment. Your contract date will be shown in
                            your contract. The 12-month period beginning on your
                            contract date and each 12-month period after that date
                            is a "contract year." The end of each 12-month period
                            is your "contract date anniversary." For example, if
                            your contract date is May 1, your contract anniversary
                            is April 30.
                            ------------------------------------------------------

--------------------------------------------------------------------------------
FEES AND                  o Please see "Fee table" later in this prospectus for
CHARGES                     complete details.
--------------------------------------------------------------------------------

THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE. ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES.


For more detailed information, we urge you to read the contents of this prospectus, as well as your contract. This prospectus is not your contract. Your contract and any endorsements, riders and data pages are the entire contract between you and AXA Equitable and governs with respect to all features, benefits, rights and obligations. The contract should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions.


If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this prospectus for additional information.


7 Variable Immediate Annuity at a glance -- key features


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OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same Selling broker-dealer. Some Selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the Selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance. Some Selling broker-dealers may limit their clients from purchasing some optional benefits based upon the client's age.


                        Variable Immediate Annuity at a glance -- key features 8


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Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying and owning the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees that you will pay at the time you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.


--------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PREMIUM PAYMENT WHEN YOU PURCHASE YOUR CONTRACT
--------------------------------------------------------------------------------
Administrative expense charge(1)                   $350
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying trust portfolio fees and expenses.


--------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------
                                                   Maximum     Current
                                                   -------     -------
Mortality and expense risks                        1.25%       0.40%
Administration                                     0.30%       0.10%
                                                   ----        ----
Variable investment option total annual expenses   1.55%       0.50%
--------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


--------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for      Lowest         Highest
2009 (expenses that are deducted from portfolio    ------         -------
assets including management fees, service fees,    0.39%          0.97%
and/or other expenses)(2)

This table shows the fees and expenses for 2009 as an annual percentage of each Portfolio's daily average net assets.




--------------------------------------------------------------------------------
                                            MANAGE-      12B-1      OTHER
 PORTFOLIO NAME                           MENT FEES(3)    FEES   EXPENSES(4)
---------------------------------------- -------------- ------- -------------
 AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------
 AXA Moderate Allocation                     0.10%         --       0.18%
 Multimanager Aggressive Equity              0.59%         --       0.23%
 Multimanager Multi-Sector Bond              0.53%         --       0.21%
----------------------------------------     ----          --       ----
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
 EQ/AllianceBernstein International          0.73%         --       0.14%
 EQ/AllianceBernstein Small Cap Growth       0.75%         --       0.15%
 EQ/Common Stock Index                       0.35%         --       0.14%
 EQ/Equity 500 Index                         0.25%         --       0.14%
 EQ/Intermediate Government Bond Index       0.35%         --       0.14%
 EQ/Large Cap Value PLUS                     0.47%         --       0.23%
 EQ/Money Market                             0.31%         --       0.16%
 EQ/Quality Bond PLUS                        0.40%         --       0.19%

-------------------------------------------------------------------------------------------------------
                                                                                                NET
                                                  ACQUIRED          TOTAL                      ANNUAL
                                                 FUND FEES         ANNUAL       FEE WAIVERS   EXPENSES
                                                    AND           EXPENSES        AND/OR       (AFTER
                                                  EXPENSES         (BEFORE        EXPENSE     EXPENSE
                                                (UNDERLYING        EXPENSE      REIMBURSE-    LIMITA-
 PORTFOLIO NAME                               PORTFOLIOS) (5)   LIMITATIONS)     MENTS(6)      TIONS)
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation                         0.69%             0.97%          (0.07)%       0.90%
 Multimanager Aggressive Equity                    --              0.82%             --         0.82%
 Multimanager Multi-Sector Bond                    --              0.74%             --         0.74%
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International                --              0.87%           0.00%        0.87%
 EQ/AllianceBernstein Small Cap Growth             --              0.90%             --         0.90%
 EQ/Common Stock Index                             --              0.49%             --         0.49%
 EQ/Equity 500 Index                               --              0.39%             --         0.39%
 EQ/Intermediate Government Bond Index           0.03%             0.52%             --         0.52%
 EQ/Large Cap Value PLUS                           --              0.70%           0.00%        0.70%
 EQ/Money Market                                   --              0.47%             --         0.47%
 EQ/Quality Bond PLUS                              --              0.59%             --         0.59%
-------------------------------------------------------------------------------------------------------




9 Fee table




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Notes:
(1) We deduct this one-time charge for administrative expenses of the contract.


(2) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2009 and for the underlying portfolios.


(3) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (6) for any expense limitation agreement information.


(4) Other expenses shown are those incurred in 2009. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) The AXA Moderate Allocation variable investment option invests in a corresponding portfolio of the AXA Premier VIP Trust. The AXA Moderate Allocation portfolio in turn invests in shares of other portfolios of the AXA Premier VIP Trust and EQ Advisors Trust ("the underlying portfolios"). Amounts shown reflect the AXA Moderate Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios or expenses attributable to underlying portfolios are less than 0.01%.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2011 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:




------------------------------------------------
   PORTFOLIO NAME
------------------------------------------------
   Multimanager Aggressive Equity          0.81%
   EQ/AllianceBernstein Small Cap Growth   0.89%
   EQ/Large Cap Value PLUS                 0.69%


                                                                    Fee table 10


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1. Contract features and benefits


--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE A CONTRACT

You may purchase a contract by making a single premium payment to us. Your premium payment must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept cash or traveler's checks. We do not accept third-party checks endorsed to us except for rollover payments, or trustee checks that involve no refund. All checks are accepted subject to our ability to collect the funds. We may also, subject to terms we may require, allow a premium payment to be made by a wire transfer or other means. We reserve the right to reject a payment if it is received in an unacceptable form.

Your premium payment must be accompanied by an application and any other form we need to process the payment. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the premium payment to you unless you specifically direct us to keep your premium payment until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions.
--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS

The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner, except for IRA and TSA contracts where the owner and annuitant must be the same person. The contract owner receives the payments under the contract, unless a different payee is named.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed income annuity option.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their investment advisers.

--------------------------------------------------------------------------------

You can choose from among the variable investment options. Variable investment options are referred to as Investment Funds in the contract.

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11  Contract features and benefits


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PORTFOLIOS OF THE TRUSTS

The AXA Allocation portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. In addition, due to relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocating your premium payment" in "Selecting your annuity option" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each Portfolio.


--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST
 PORTFOLIO NAME              OBJECTIVE
--------------------------------------------------------------------------------
AXA MODERATE ALLOCATION      Seeks long-term capital appreciation and current income.
--------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE      Seeks long-term growth of capital.
 EQUITY
--------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    Seeks high total return through a combination of current
 BOND                        income and capital appreciation.
--------------------------------------------------------------------------------
 EQ Advisors Trust
 Portfolio Name              Objective
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         Seeks to achieve long-term growth of capital.
 INTERNATIONAL
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   Seeks to achieve long-term growth of capital.
 CAP GROWTH
--------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        Seeks to achieve a total return before expenses that
                             approximates the total return performance of the Russell
                             3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks to achieve a total return before expenses that
                             approximates the total return performance of the S&P
                             500 Index, including reinvestment of dividends, at a risk
                             level consistent with that of the S&P 500 Index.
--------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   Seeks to achieve a total return before expenses that
 BOND INDEX                  approximates the total return performance of the Barclays
                             Capital Intermediate U.S. Government Bond Index, includ-
                             ing reinvestment of dividends, at a risk level consistent
                             with that of the Barclays Capital Intermediate U.S.
                             Government Bond Index.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST       INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME              APPLICABLE)
--------------------------------------------------------------------------------
AXA MODERATE ALLOCATION      o AXA Equitable
--------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE      o AllianceBernstein L.P.
 EQUITY                      o AXA Equitable
                             o ClearBridge Advisors, LLC
                             o Legg Mason Capital Management, Inc.
                             o Marsico Capital Management, LLC
--------------------------------------------------------------------------------
MULTIMANAGER MULTI-SECTOR    o Pacific Investment Management Company LLC
 BOND                        o Post Advisory Group, LLC
                             o SSgA Funds Management, Inc.
--------------------------------------------------------------------------------
 EQ Advisors Trust           Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              applicable)
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN         o AllianceBernstein L.P.
 INTERNATIONAL
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL   o AllianceBernstein L.P.
 CAP GROWTH
--------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX        o AllianceBernstein L.P.
--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          o AllianceBernstein L.P.
--------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT   o SSgA Funds Management, Inc.
 BOND INDEX


                                               Contract features and benefits 12


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
-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME           OBJECTIVE                                                  APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS   Seeks to achieve long-term growth of capital.              o AllianceBernstein L.P.
                                                                                     o AXA Equitable
-------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET           Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                          its assets and maintain liquidity.
-------------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS      Seeks to achieve high current income consistent with       o AllianceBernstein L.P.
                          moderate risk to capital.                                  o AXA Equitable
                                                                                     o SSgA Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at (800) 245-1230.


FIXED INCOME ANNUITY OPTION

If you allocate a portion of your premium payment to the fixed income annuity option, your payments under the fixed income annuity option will be the same each month and will not fluctuate. For more information, see "About our general account," in "More information" later in this prospectus.


13 Contract features and benefits


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2. Selecting your annuity option


--------------------------------------------------------------------------------


You may select the variable income annuity option funded through one or more of the variable investment options, alone, or in combination with the fixed income annuity option. When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing AXA Equitable deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election.

For both variable income options, the subsequent monthly annuity payments you received will increase or decrease depending on the investment performance of the variable investments you select. The amount of the payments you receive under the fixed income annuity option will be the same each month and will not fluctuate. If you choose a combination of the variable income annuity option and the fixed income annuity option, you will receive a single monthly payment representing the sum of the variable annuity and the fixed annuity payments due. Once issued, a contract may not be surrendered. The contract does not have a cash surrender value.


We offer four annuity payout options from which you may choose. See "Your annuity payout option" below.


ALLOCATING YOUR PREMIUM PAYMENT

You may allocate your premium payment to one or more, or all, of the variable investment options. You may also allocate your premium payment to the fixed income annuity option. However, you may not allocate 100% of your premium payment to the fixed income annuity option. Allocations must be in whole percentages that equal 100%.

When your premium payment is allocated to a variable investment option, it purchases "annuity units" in that option. We calculate the annuity units to be credited under a variable investment option by taking the dollar amount of the initial annuity payment and dividing it by the "annuity unit value" for that option. We use the annuity unit value calculated at the end of a "business day" in which we receive the premium payment at our processing office.

Once we allocate your premium payment to a variable investment option, the number of annuity units we credit under that investment option will not change unless you make a transfer to or from such option. The annuity unit value will increase or decrease with the investment results of the variable investment option minus daily charges for mortality and expense risks and asset-based administrative charges (compared to the assumed investment return). See "Assumed Investment Return" below. The investment results of a variable investment option depend on the investment performance of the corresponding portfolio. We discuss annuity units in greater detail under "Determining your monthly variable payments" below. We provide a description of how annuity unit values are calculated in the SAI.

--------------------------------------------------------------------------------
Investment results minus the daily charges is the "net investment return of the portfolio."
--------------------------------------------------------------------------------

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

You may transfer all or a portion of the annuity units in your variable investment options among the variable investment options once a year on the contract date anniversary. We may allow more frequent transfers in some cases, but you cannot transfer funds between the fixed income annuity option and variable income annuity option. You must make a transfer request to our processing office at least five days before the contract date anniversary; otherwise it may be returned. A transfer becomes effective on the next contract date anniversary after our processing office has received the request.

When you transfer annuity units in and out of the variable investment options, the annuity unit value is calculated on the effective date of the transfer. All transfers are confirmed in writing. Your transfer request must include the following:

o your contract number;

o the percentage of your annuity units (as of the date of your request) to be transferred; and

o the variable investment options to and from which the units are to be transferred.

We do not charge you for any transfer among your variable investment options.

Please see the section "Allocating your premium payment" above for more information about your role in managing your allocations.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must


                                               Selecting your annuity option  14


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mail the contract directly to our processing office within 10 days after you receive it. In some states, and under certain circumstances, this "free look" period may be longer.

For your premium payment allocated to the variable investment options, your refund will equal your premium payment for such options plus or minus any investment gain or loss in the variable investment options through the date we receive your contract at our processing office, less any annuity payments you may have already received. We will also automatically deduct the daily charges. For a premium payment allocated to the fixed income annuity option, your refund will equal the amount you allocated to the fixed income annuity option, without interest, less any payments you may have already received. However, some states require that we refund the full amount of your premium payment (not including any investment gain or loss). For an IRA contract (discussed under "Tax information" later in this prospectus) returned to us within seven days after you receive it, we are required to refund the full amount of your premium payment.

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.


If you allocate your entire initial premium to the EQ/Money Market option or the EQ/MoneyMarket option and the fixed income annuity option, the amount of your refund will be equal to your premium (and less any payments you may have received) unless you make a transfer, in which case the amount of your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option or the EQ/MoneyMarket option and the fixed income annuity option), your refund will be equal to your premium payment plus or minus any investment gain or loss in the variable investment options through the date we receive your request to cancel at our processing office.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the "free look" period; or

o you change your mind before you receive your contract whether we have received your premium payment or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.


YOUR ANNUITY PAYOUT OPTION

The Variable Immediate Annuity offers you several choices of annuity payout options to receive your monthly annuity payments. Restrictions may apply, depending on the type of contract you own.


--------------------------------------------------
   ANNUITY PAYOUT OPTIONS
--------------------------------------------------
Life annuity (not available in all states)
Life annuity -- period certain
Joint and survivor life annuity
Joint and survivor life annuity -- period certain


ANNUITY PAYOUT OPTIONS

You may elect to receive your variable income annuity option payments, or your combined variable income annuity option and fixed income annuity option payments, on any one of the forms listed below. Although you may allocate a portion of your premium payment to both the fixed income annuity option and the variable income annuity option, you must select the same payout option for both.

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuing benefit following the annuitant's death, this annuity payout option provides the highest monthly payment of any of the life annuity payout options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot exceed the annuitant's life expectancy.

o Joint and survivor life annuity: An annuity that guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the surviving annuitant for the rest of the surviving annuitant's life.

o Joint and survivor life annuity with period certain: This annuity form guarantees payments for the rest of both annuitants' lives. In addition, if both annuitants die before the period certain ends, payments will continue to the beneficiary for the balance of the period certain. The certain period cannot exceed the joint life expectancy of the annuitants.

Each option involves a life contingency, which means that we guarantee that you will receive annuity payments for the rest of the annuitant's life and the life of any joint annuitant.

Because each annuity payout option involves a life contingency, the amount of your first monthly payment will depend on the annuitant's age, the age of any joint annuitant, and the sex of the annuitant and any joint annuitant.

All other factors being equal, the older the annuitant is at the time of purchase, generally the larger the amount of your monthly payments. The annuity payout options that do not involve a period certain or a joint annuitant generally will provide you with a higher monthly payment than options that involve those features. In addition, generally monthly payments for female annuitants are lower than for male annuitants of the same age.


DETERMINING YOUR MONTHLY VARIABLE PAYMENTS

The amount of your first monthly variable annuity payment ("monthly payment") will depend on the following factors:

o the amount applied to purchase the annuity;

o the assumed base rate of net investment return;

o the form of distribution (annuity payout option you select);

o the annuitant's age and any joint annuitant's age (as discussed above); and


15  Selecting your annuity option


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o in certain instances, the sex of the annuitant(s) (as discussed above).


We do not guarantee or project growth in value of your variable annuity payments. Once you choose an annuity payout option and payments begin, you cannot change the payout option.

When you purchase a Variable Immediate Annuity, the first two monthly payments are always fixed, and begin one month following the date we receive your premium payment. If you elect to receive the variable income annuity option as an income arrangement from your existing AXA Equitable deferred contract, the first three monthly payments will be fixed, and the payments will begin effective with the date that we receive your election. For both variable income options, the subsequent monthly annuity payments you received will vary according to the net investment return of the variable investment options you select to fund the variable payments compared to the Assumed Investment Return ("AIR"). After the fixed payments, we will calculate each monthly payment by multiplying a variable investment option's average annuity unit value by the number of annuity units credited to you under that option. For purposes of this calculation:


The number of annuity units equals the first monthly payment divided by the annuity unit value on the business day we receive the premium payment.

The average annuity unit value equals the average of the annuity unit values for the calendar month that is two months before the date the payment is due.

In the case of a transfer between variable investment options, we calculate the number of annuity units by dividing the dollar value of the transfer by the annuity unit value of the variable investment options you are transferring into on the contract date anniversary, or such other date as we may allow, in accordance with our procedures.


ASSUMED INVESTMENT RETURN

To calculate your initial monthly payment, we assume a specific rate of return is earned under your contract. This is the assumed base rate of net investment return ("AIR"). All contracts have an AIR of 5%, except for contracts issued in states where a 3.5% AIR (maximum) is used.

If a variable investment option's net investment return equals the AIR, then the annuity unit value will not change. If the net investment return is greater than the AIR, then the annuity unit value will increase. The unit value will increase by approximately the excess of the net investment return over the AIR adjusted for daily compounding. On the other hand, if the net investment return is less than the AIR, then the annuity unit value will decrease.

Monthly payments under contracts with AIRs of 3.5% will at first be smaller than those under contracts with AIRs of 5%. Monthly payments under contracts with AIRs of 3.5% also will generally rise more rapidly when annuity unit values are rising, and will fall more slowly when annuity unit values are falling, than those under contracts with AIRs of 5%.


                                               Selecting your annuity option  16


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3. Charges and expenses


--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following one-time charges from your premium payment:

o An administrative expense charge.

o A charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state.

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the annuity unit values:

o A mortality and expense risks charge.

o An asset-based administrative charge.

More information about these charges appears below.


ADMINISTRATIVE EXPENSE CHARGE

We deduct a one-time charge of $350 from your premium payment for administrative expenses of the contract. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. We deduct this charge from your premium payment. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5% of your premium payment.


MORTALITY AND EXPENSE RISKS CHARGE AND ASSET-BASED ADMINISTRATIVE CHARGE

We deduct a daily charge at an effective annual rate of 0.50% of the net assets in each variable investment option. This charge is reflected in the annuity unit values for the particular variable investment option. We reserve the right to increase this charge to an annual rate of 1.55%, which covers maximum mortality and expense risk charges of 1.25% and maximum asset-based administrative charges of 0.30%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.10% to 0.75%.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o Investment-related expenses, such as brokerage commissions and other expenses related to the purchase and sale of securities.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their annuity unit values. The AXA Moderate Allocation portfolio available under the contract in turn invests in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts that are attached at the end of this prospectus.


17  Charges and expenses


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4. Tax information


--------------------------------------------------------------------------------

OVERVIEW
In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Variable Immediate Annuity contracts owned by United States taxpayers. The tax rules can differ, depending on whether the annuity is purchased with after-tax dollars and is not used to fund any type of qualified retirement plan ("nonqualified annuity"), or the annuity is purchased wholly or partially with pre-tax dollars and will be used to fund payouts from tax-favored retirement plans ("qualified annuity").

Federal income tax rules include the United States laws in the Internal Revenue Code and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.



SPECIAL RULE FOR CONVERSIONS TO ROTH IRA IN 2010

Pre-2010 limitations on conversion rollovers to Roth IRAs of pre-tax amounts distributed from qualified plans, 403(b) plans and governmental employer 457(b) plans (as well as traditional IRA to Roth IRA conversions) based on income levels and filing status are removed beginning in 2010. For conversion rollovers or traditional IRA conversions in 2010 only, the resulting federal income tax can be paid in two installments in 2011 and 2012.



TAXATION OF ANNUITY PAYMENTS

We designed the Variable Immediate Annuity contract to qualify as an "annuity" for purposes of federal income tax rules. The taxable portion of annuity payments is treated as ordinary income and is subject to income tax withholding. See "Federal and state income tax withholding and information reporting" below.

The Variable Immediate Annuity contract is a payout annuity -- that is, funds are applied to a payment stream measured by the annuitant's (and any joint annuitant's) life, which payment stream is at least as long as any period certain elected.

The federal income tax treatment of your Variable Immediate Annuity contract payments will depend on whether you have a "tax basis" or "investment in the contract," that is, whether you have purchased the contract with any after-tax funds. Where contributions to fund a tax-favored retirement program annuity are all pre-tax funds, all amounts distributed from the contract are fully taxable for federal income tax purposes. However, where a contract has been purchased wholly or partially with after-tax funds, you are entitled to get back without paying tax ("tax free"), the portion of each payment that is attributed to these after-tax funds. Special rules apply to individual retirement annuity ("IRA") contracts, as discussed in "Taxation of payments" under "IRAs" below.

The formula for determining the tax-free portion of each payment varies slightly depending on whether the contract is a nonqualified annuity, a TSA or used to fund a qualified plan. Generally, the tax-free portion of each payment is based on the ratio of the after-tax investment in the contract, adjusted for any guaranteed period, divided by the expected number of payments, as determined in accordance with Treasury Regulations. For a qualified plan or TSA annuity, no adjustment for a guaranteed period is required. The expected number of payments is generally determined under a statutory table. In all cases, the remainder of each payment will be taxable. Special rules apply if the variable annuity payments you actually receive in a year are less than the amount permitted to be recovered tax free. After you recover your total investment in the contract, subsequent payments are fully taxable. If payments stop as a result of death, a deduction for any unrecovered investment will be allowed.

Payments will generally receive the same income tax treatment that applies to payments made to you while you are living if they are made to:

o a successor owner after your death and while the annuitant is still alive; or

o a joint annuitant after the death of the annuitant; or

o a beneficiary under a life income period certain Variable Immediate Annuity after the death of the annuitant during the certain period.


EARLY DISTRIBUTION PENALTY TAX

If you take a distribution before you are age 59-1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to income tax. The extra penalty tax does not apply to pre-age 59-1/2 distributions made:

(1) on or after your death; or

(2) because you are disabled (special federal income tax definition); or

(3) in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary; or


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(4) payments under an immediate annuity.

--------------------------------------------------------------------------------
An "immediate annuity" is generally an annuity under which payments begin within one year from purchase and provides for a series of substantially equal periodic payments made at least annually.
--------------------------------------------------------------------------------

We believe your annuity payments should not be subject to the 10% penalty under exception (3) or (4) above.


SPECIAL RULES FOR TAX-FAVORED RETIREMENT PROGRAMS


QUALIFIED PLANS AND TSAS


DISTRIBUTION RESTRICTIONS AND PENALTY TAXES

Certain retirement programs restrict the ability to make distributions from funds that are attributed to contributions made from salary reductions, generally until the plan participant:

o is age 59-1/2; or

o has died; or

o is disabled (special federal income tax definition); or

o is separated from service.

In addition, distribution from any unrestricted funds in the form of a life-contingent annuity prior to age 59-1/2 may be subject to a 10% additional income tax penalty unless the individual has separated from service. Also, the Employee Retirement Income Security Act of 1974, as amended, may require that benefits under the program be paid in a specified form or require spousal consent to elect another form.


MINIMUM DISTRIBUTION RULES

Generally, a life-contingent annuity such as the Variable Immediate Annuity contract will meet the rules requiring minimum distributions to be made from qualified plans, 403(b) plans, and individual retirement annuities, beginning in the year the individual is required to begin minimum distributions. To qualify, the total expected future payments as of the annuity starting date under the annuity contract must exceed the total value being annuitized and any payment increases are in accordance with one or more of the items permitted in Treasury Regulations. Minimum distributions generally must begin in the year the individual is age 70-1/2, but may be delayed if the individual is age 70-1/2 but not retired from service with the employer sponsoring the plan. If the individual elects a period certain on the life-contingent contract, the period certain cannot be longer than the individual's life expectancy (or joint life expectancies of the individual and a beneficiary) as prescribed by the IRS.


IRAS

Your contract is designed to qualify as a traditional individual retirement annuity under Section 408(b) of the Internal Revenue Code. Your rights under the contract cannot be forfeited.

This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section covers some of the special tax rules that apply to traditional individual retirement arrangements. This disclosure does not apply to Roth IRAs. You should be aware that an IRA is subject to certain restrictions in order to qualify for its special treatment under the federal income tax rules.

For further information about individual retirement annuities, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
(IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or IRS website (www.irs.gov).

We have not applied for an opinion letter from the IRS approving the form of the contract as an IRA. Such IRS approval is a determination only as to the form of the annuity and does not represent a determination of the merits of the annuity as an investment.

We describe the amount and types of charges that may apply to your rollover/transfer payments under "Charges and expenses" earlier in this prospectus. We describe the method of calculating payments under "Determining your monthly variable payments" earlier in this prospectus. We do not guarantee or project growth in your variable income annuity option payments (as opposed to payments from the fixed income annuity option discussed in "About our general account" under "More information" later in this prospectus).


CANCELLATION

You can cancel a contract issued as an IRA by following the directions under "Your right to cancel within a certain number of days" earlier in this prospectus. If you cancel an IRA contract, we may be required to withhold tax, and must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


FUNDING

This IRA may be funded through rollover or transfer of funds only and not through "regular" IRA payments out of your current earnings. Direct transfers may be made only from another traditional individual retirement arrangement. Amounts may be rolled over from another individual retirement arrangement within 60 days of when you receive the funds (unless such funds have already been subject to rollover from one individual retirement arrangement to another at any time during the past 12-month period). Amounts may also be rolled over within 60 days of when you receive the funds or as a direct rollover of an eligible rollover distribution from another eligible retirement plan. Other eligible retirement plans include a governmental employer 457(b) or EDC plan, a qualified plan or a 403(b) plan. The owner of the Variable Immediate Annuity IRA must also have been the owner of the individual retirement arrangement that is the source of funds (or the eligible retirement plan participant, as the case may be).

The surviving spouse beneficiary can roll over funds from a deceased owner's individual retirement arrangement, or other eligible retirement plan to purchase the Variable Immediate Annuity. In addition, the Variable Immediate Annuity may be purchased with rollover funds by a participant, a spouse, or a former spouse in a qualified domestic relations order. Also, the Variable Immediate Annuity can be transferred between spouses or former spouses as a result of a court-ordered divorce or separation decree.


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All distributions from a TSA, qualified plan or governmental employer 457(b)
plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

If you have made any after-tax contributions to a qualified plan or TSA (but not a governmental employer 457(b) plan) they may be rolled over to a traditional IRA either in a direct rollover or a 60-day rollover you do yourself. As discussed below under "Taxation of Payments," AXA Equitable will report all distributions from the IRA as fully taxable. You are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA and reporting it to the IRS on your income tax returns.

If amounts that are not eligible to be rolled over are in fact rolled over to the Variable Immediate Annuity IRA, they may be subject to a 6% excise tax.


REQUIRED MINIMUM DISTRIBUTIONS

April 1, following the calendar year in which you reach age 70-1/2, is the "Required Beginning Date" -- the date on which required minimum distributions from an individual retirement arrangement are required to begin.


If you are past your Required Beginning Date, you may still purchase a Variable Immediate Annuity IRA, through transfer or rollover of funds; however, before the funds are transmitted to your contract, you must have taken the minimum distribution for the year in accordance with regulations.


As discussed above under "Qualified plans and TSAs" -- "Minimum distribution rules," payments from the Variable Immediate Annuity IRA should meet required minimum distribution rules that apply to life-contingent annuity payments, provided that life expectancy table rules are met for any period certain selected and the rules described in this section are met.


TAXATION OF PAYMENTS

All payments from the Variable Immediate Annuity IRA are reported as being fully taxable. If you establish the annuity through a direct transfer of individual retirement arrangement funds that include any nondeductible contributions, it is your responsibility to calculate the amount of each payment that is not subject to tax, based on filings you have made with the IRS and records you have been required to retain.

Distributions from an IRA are not eligible for ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from an IRA. You cannot use an IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax on the taxable portion of your periodic annuity payments. You may be able to elect out of this income tax withholding in some cases. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules. Requests not to withhold federal income tax must be made in writing before receiving benefits under the Variable Immediate Annuity contract. Our processing office will provide forms for this purpose. No election out of withholding is valid unless you provide us with the correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that annuity income tax withholding will apply to payments from the Variable Immediate Annuity contract made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number in "How to reach us" earlier in this prospectus.

Periodic payments are generally subject to wage-bracket type withholding (as if such payments were wages by an employer to an employee) unless you elect no withholding. Unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $24,960 in 2010,



                                                             Tax information  20


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your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that no tax be withheld. Your withholding election remains effective unless you revoke it. You may revoke or change your withholding election at any time.


INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


SPECIAL RULES FOR CONTRACTS ISSUED IN PUERTO RICO

Income from the Variable Immediate Annuity contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from the Variable Immediate Annuity contract is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a Variable Immediate Annuity contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income for each. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


IMPACT OF TAXES TO AXA EQUITABLE

The contract provides that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for taxes.


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5. More information


--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5) to deregister Separate Account A under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to Separate Account A;

(7) to cause one or more variable investment options to invest some or all of their assets in a mutual fund other than or in addition to AXA Premier VIP Trust or EQ Advisors Trust; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify you in advance if we make any changes that result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any annuity benefit, or other accrued rights or benefits.


ABOUT THE TRUSTS

AXA Premier VIP Trust and EQ Advisors Trust are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio. AXA Equitable serves as the investment manager of the Trusts. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, and other aspects of its operations, appears in the prospectuses for each Trust, which accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT OUR GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not


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been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account and the fixed income annuity option. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts, we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


VOTING RIGHTS OF OTHERS

The Trusts sell their shares to AXA Equitable's separate accounts and an affiliated qualified plan trust. In addition, shares of AXA Premier VIP Trust and EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to cast the number of votes equal to the dollar amount of reserves we are holding in a variable investment option for such contract owner divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-245-1230.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.5% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a

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contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. The contribution-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.


Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 5.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. The contribution-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or the Variable Immediate Annuity on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.


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Appendix: Examples of how we determine variable annuity payments for your single premium payment and for variable investment option transfers
--------------------------------------------------------------------------------

The examples below show how we would determine the variable annuity payments for a given variable investment option at original issue, and upon transfer from that variable investment option to another after variable annuity payments have begun.


We assume that $100,000, after we deduct any fees that apply, was used to purchase a Variable Immediate Annuity contract under the EQ/Common Stock Index variable investment option on 12/13/09. Based on an AIR of 5%, let us say that the resulting initial monthly payment of $800 beginning on that date, is for a female age 75 under a life annuity with 10-year period certain form. This payment represents, for purposes of this example, 80 EQ/Common Stock Index variable annuity units purchased, and is fixed for the first two payments and varies thereafter according to the EQ/Common Stock Index performance compared to the AIR.

We further assume that on the first contract date anniversary, 12/12/10, we receive a request for a 40% transfer of variable annuity units from the EQ/Common Stock Index variable investment option to the EQ/AllianceBernstein International variable investment option. Note that since payments (after the initial two) are based on an average unit annuity value for two months prior, a change in the payments resulting from the transfer does not occur until two months after the effective date of transfer.



-------------------------------------------------------------------------------------------------------------
 AS OF 12/13/09 (ORIGINAL ISSUE)
-------------------------------------------------------------------------------------------------------------
(1)   Premium applied*                                                                       $100,000
(2)   Initial monthly payment on 1/13/10                                                     $800
(3)   EQ/Common Stock Index option annuity unit value (12/13/09)                             $10.00
(4)   Number of EQ/Common Stock Index variable annuity units: (2)/(3)                        80

-------------------------------------------------------------------------------------------------------------
 AS OF 12/12/10 (ANNUITANT ELECTION TO TRANSFER 40% FROM EQ/COMMON STOCK INDEX TO EQ/ALLIANCEBERNSTEIN
 INTERNATIONAL OPTION)
-------------------------------------------------------------------------------------------------------------
(5)   EQ/Common Stock Index option annuity unit value (12/12/10)                             $11.25
(6)   EQ/AllianceBernstein International option annuity unit value (12/12/10)                $10.00
(7)   Portion of annuity units transferred to EQ/AllianceBernstein International option:     36
      40% x (4) x (5)/(6)
(8)   Remaining annuity units in EQ/Common Stock Index option: 60% x (4)                     48

-------------------------------------------------------------------------------------------------------------
 AS OF 12/12/10 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN OCTOBER 2010)
-------------------------------------------------------------------------------------------------------------
(9)   Average EQ/Common Stock Index option annuity unit value (October 2010)                 $10.50
(10)  Monthly payment under EQ/Common Stock Index option on 12/12/09: (4) x (9)              $840

-------------------------------------------------------------------------------------------------------------
 AS OF 1/12/11 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN NOVEMBER 2010)
-------------------------------------------------------------------------------------------------------------
(11)  Average EQ/Common Stock Index option annuity unit value (November 2010)                $11.25
(12)  Monthly payment under EQ/Common Stock Index option on 1/16/11: (4) x (11)              $900

-------------------------------------------------------------------------------------------------------------
 AS OF 2/13/11 (BENEFIT PAYMENT BASED ON ANNUITY UNITS OWNED IN DECEMBER 2010)
-------------------------------------------------------------------------------------------------------------
(13)  Average EQ/Common Stock Index option annuity unit value (December 2010)                $11.50
(14)  Average EQ/AllianceBernstein International option annuity unit value (December 2010)   $11.00
(15)  Monthly payment under EQ/Common Stock Index option on 2/13/10: (8) x (13)              $552
(16)  Monthly payment under EQ/AllianceBernstein International option on 2/13/10: (7) x (14) $396

(17)  Total monthly payment on 2/13/11: (15) + (16)                                          $948
-------------------------------------------------------------------------------------------------------------


* After deduction of the $350 administrative expense charge (See "Charges and expenses" for more information).

Annuity unit values shown in the above example are hypothetical and used for illustrative purposes only. The example is not a representation or projection of the amount of annuity payments that would actually be received under the contract.


A-1 Appendix: Examples of how we determine variable annuity payments

    To receive this document electronically, sign up for e-delivery today at
                           www.axa-equitable.com/green

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           Page

Who is AXA Equitable?                                                       2
Annuity unit values                                                         2
Custodian and independent registered public accounting firm                 3
Distribution of the contracts                                               3
Financial statements                                                        3


HOW TO OBTAIN A VARIABLE IMMEDIATE ANNUITY STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 245-1230 or send this request form to:
 AXA Equitable
     Variable Immediate Annuity
 Benefit Payment Service Group
 P.O. Box 4993
 Syracuse, NY 13221

--------------------------------------------------------------------------------

Please send me a Variable Immediate Annuity SAI for Separate Account A dated May 1, 2010.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City                       State            Zip







                                                                           X2938
                                                      Variable Immediate Annuity

3
Variable Immediate Annuity

A combination variable and fixed immediate annuity contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010

--------------------------------------------------------------------------------



This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Variable Immediate Annuity prospectus, dated May 1, 2010. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed income annuity option, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. The fixed income annuity option is part of AXA Equitable's general account. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (AXA Equitable, Variable Immediate Annuity, Benefit Payment Service Group, P.O. Box 4993, Syracuse, New York 13221), by calling 1-800-245-1230 toll free, or by contacting your financial professional.


TABLE OF CONTENTS

Who is AXA Equitable?                                                        2

Annuity unit values                                                          2

Custodian and independent registered public accounting firm                  3

Distribution of the contracts                                                3

Financial statements                                                         3


              Copyright 2010. AXA Equitable Life Insurance Company
  1290 Avenue of the Americas, New York, New York 10104. All rights reserved.




888-1272

                                                                          x02938
                                                      Variable Immediate Annuity

WHO IS AXA EQUITABLE?


AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA ("AXA") holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



ANNUITY UNIT VALUES


We fixed the annuity unit value for the variable investment options of the Variable Immediate Annuity contract on October 1, 1997 for contracts with AIR of 5% and 31/2% a year, respectively. The following table shows the annuity unit values on December 31, 2000, December 31, 2001, December 31, 2002, December 31, 2003, December 31, 2004, December 31, 2005, December 31, 2006, December 31, 2007, December 31, 2008 and December 31, 2009 (rounded to two decimal places). For each valuation period, the annuity unit value is the annuity unit value for the immediately preceding valuation period multiplied by the adjusted net investment factor under the contract.




------------------------------------------------------------------------------------------------------------------------------------
                                                           12/31/         12/31/         12/31/         12/31/
        VARIABLE INVESTMENT OPTIONS              AIR        2000           2001           2002           2003
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                        3-1/2%       1.52           1.43           1.20           1.36
                                                   5%       1.40           1.30           1.08           1.21
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International             3-1/2%       1.07           0.79           0.69           0.87
                                                   5%       0.99           0.72           0.62           0.77
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth          3-1/2%       1.87           1.57           1.05           1.40
                                                   5%       1.78           1.46           0.97           1.28
------------------------------------------------------------------------------------------------------------------------------------
EQ/Common Stock Index                          3-1/2%       1.92           1.65           1.06           1.48
                                                   5%       1.78           1.51           0.95           1.31
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                            3-1/2%       2.02           1.71           1.28           1.53
                                                   5%       1.87           1.56           1.15           1.36
------------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate
Government Bond Index                          3-1/2%       1.10           1.14           1.20           1.18
                                                   5%       1.02           1.04           1.08           1.04
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS                        3-1/2%        --             --             --             --
                                                   5%        --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                                3-1/2%       1.08           1.08           1.05           1.02
                                                   5%       1.00           0.98           0.94           0.90
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                           3-1/2%       1.16           1.21           1.25           1.25
                                                   5%       1.07           1.10           1.13           1.11
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity                 3-1/2%       1.26           0.91           0.62           0.80
                                                   5%       1.17           0.83           0.56           0.71
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Multi-Sector Bond                 3-1/2%       1.04           1.01           0.95           1.11
                                                   5%       0.96           0.92           0.85           0.98
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                          12/31/       12/31/       12/31/       12/31/       12/31/       12/31/
        VARIABLE INVESTMENT OPTIONS        2004         2005         2006         2007         2008        2009
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                    1.44         1.47         1.55         1.59         1.13         1.31
                                           1.25         1.26         1.32         1.33         0.93         1.06
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International         0.99         1.13         1.34         1.46         0.66         0.85
                                           0.87         0.97         1.33         1.22         0.54         0.69
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth      1.55         1.70         1.78         2.00         1.00         1.36
                                           1.39         1.50         1.55         1.71         0.84         1.13
------------------------------------------------------------------------------------------------------------------------------------
EQ/Common Stock Index                      1.66         1.72         1.81         1.82         0.94         1.20
                                           1.45         1.48         1.54         1.52         0.78         0.97
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                        1.66         1.71         1.87         1.91         1.11         1.38
                                           1.45         1.47         1.59         1.59         0.92         1.12
------------------------------------------------------------------------------------------------------------------------------------
EQ/Intermediate
Government Bond Index                      1.16         1.13         1.13         1.15         1.15         1.10
                                           1.01         0.97         0.96         0.97         0.94         0.89
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS                     --           --           --          9.40         4.96         0.60
                                            --           --           --          9.35         4.87         0.58
------------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market                            0.99         0.98         0.98         0.99         0.98         0.94
                                           0.86         0.84         0.84         0.83         0.81         0.77
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS                       1.25         1.23         1.24         1.24         1.11         1.15
                                           1.09         1.06         1.05         1.03         0.91         0.93
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity             0.88         0.95         0.95         1.02         0.50         0.68
                                           0.77         0.81         0.80         0.85         0.41         0.55
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Multi-Sector Bond             1.17         1.16         1.23         1.23         0.86         0.96
                                           1.02         1.00         1.04         1.02         0.71         0.78
------------------------------------------------------------------------------------------------------------------------------------

The net investment factor is:

         (a)
         ---   - c
         (b)

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the variable investment option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust. This share value is after the deduction of fees and expenses of AXA Premier VIP Trust or EQ Advisors Trust.

(b) is the value of the variable investment options shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge and administrative charge relating to the contracts, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. The daily charges are at an effective annual rate not to exceed a total of 1.55%.

For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3-1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate, also known as the "assumed investment return," or "AIR". The average annuity unit value for a calendar month is equal to the average of the annuity unit values for such month.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES


To show how we determine variable annuity payments from month to month, assume that the net contribution paid for a contract is enough to fund a Variable Immediate Annuity contract with a monthly payment of $100. Also assume that the annuity unit value of the variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on an average annuity unit value of $3.56 in April 2010, the annuity payment due in June 2010 would be $95.19 (26.74 units times $3.56).



CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of any of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period ended December 31, 2009, and the consolidated financial statements of AXA Equitable at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable, and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2009, 2008 and 2007. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A $557,277,070 in 2009, $677,871,467 in 2008 and $731,920,627 in 2007.
Of these amounts, AXA Advisors retained $306,063,542, $356,304,358 and $386,036,299, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $429,091,474 in 2009, $750,235,874 in 2008 and $1,007,208,067 in 2007, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $40,223,293, $81,519,894 and $95,562,846, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm........            FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2009.....            FSA-3
   Statements of Operations for the Year Ended December
    31, 2009...................................................           FSA-37
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2009 and 2008.................................           FSA-49
   Notes to Financial Statements...............................           FSA-74


AXA EQUITABLE LIFE INSURANCE COMPANY


INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm........              F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.....              F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
    December 31, 2009, 2008 and 2007...........................              F-3
   Consolidated Statements of Equity, Years Ended December 31,
    2009, 2008 and 2007 .......................................              F-5
   Consolidated Statements of Comprehensive (Loss) Income,
    Years Ended December 31, 2009, 2008 and 2007...............              F-6
   Consolidated Statements of Cash Flows, Years Ended December
    31, 2009, 2008 and 2007....................................              F-7
   Notes to Consolidated Financial Statements..................              F-9



                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A, as listed in Note 1 to such financial statements, at December 31, 2009, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2009 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 19, 2010

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                                                             ALL ASSET   AXA AGGRESSIVE   AXA BALANCED
                                                            ALLOCATION     ALLOCATION       STRATEGY
                                                           ------------ ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $2,042,974    $264,078,290     $6,037,571
Receivable for The Trusts shares sold.....................          --              --            214
Receivable for policy-related transactions................      11,275          87,615             --
                                                            ----------    ------------     ----------
  Total assets............................................   2,054,249     264,165,905      6,037,785
                                                            ----------    ------------     ----------
Liabilities:
Payable for The Trusts shares purchased...................      11,106          87,615             --
Payable for policy-related transactions...................          --              --            452
                                                            ----------    ------------     ----------
  Total liabilities.......................................      11,106          87,615            452
                                                            ----------    ------------     ----------
Net Assets................................................  $2,043,143    $264,078,290     $6,037,333
                                                            ==========    ============     ==========
Net Assets:
Accumulation Units........................................   2,043,143     264,073,606      6,036,244
Contracts in payout (annuitization) period................          --              --             --
Retained by AXA Equitable in Separate Account A...........          --           4,684          1,089
                                                            ----------    ------------     ----------
Total net assets..........................................  $2,043,143    $264,078,290     $6,037,333
                                                            ==========    ============     ==========
Investments in shares of The Trusts, at cost..............  $2,060,528    $300,454,050     $5,983,258
The Trusts shares held
 Class A..................................................          --              --         34,837
 Class B..................................................     121,971      28,685,058        498,339

                                                            AXA CONSERVATIVE   AXA CONSERVATIVE   AXA CONSERVATIVE
                                                               ALLOCATION       GROWTH STRATEGY       STRATEGY
                                                           ------------------ ------------------ ------------------
Assets:
Investments in shares of The Trusts, at fair value........     $78,156,007        $1,140,661          $275,181
Receivable for The Trusts shares sold.....................           9,536                41                10
Receivable for policy-related transactions................              --                --                11
                                                               -----------        ----------          --------
  Total assets............................................      78,165,543         1,140,702           275,202
                                                               -----------        ----------          --------
Liabilities:
Payable for The Trusts shares purchased...................              --                --                --
Payable for policy-related transactions...................           9,536                41                --
                                                               -----------        ----------          --------
  Total liabilities.......................................           9,536                41                --
                                                               -----------        ----------          --------
Net Assets................................................     $78,156,007        $1,140,661          $275,202
                                                               ===========        ==========          ========
Net Assets:
Accumulation Units........................................      78,154,451         1,140,493           275,202
Contracts in payout (annuitization) period................              --                --                --
Retained by AXA Equitable in Separate Account A...........           1,556               168                --
                                                               -----------        ----------          --------
Total net assets..........................................     $78,156,007        $1,140,661          $275,202
                                                               ===========        ==========          ========
Investments in shares of The Trusts, at cost..............     $80,032,665        $1,120,267          $276,833
The Trusts shares held
 Class A..................................................              --                --                --
 Class B..................................................       8,212,834           102,156            25,922

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                        AXA CONSERVATIVE-PLUS  AXA GROWTH     AXA MODERATE
                                                             ALLOCATION         STRATEGY       ALLOCATION
                                                       ---------------------- ------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value....      $118,189,637       $1,474,107   $1,500,145,640
Receivable for The Trusts shares sold.................                --               48          262,450
Receivable for policy-related transactions............            50,876                1               --
                                                            ------------       ----------   --------------
  Total assets........................................       118,240,513        1,474,156    1,500,408,090
                                                            ------------       ----------   --------------
Liabilities:
Payable for The Trusts shares purchased...............            50,876               --               --
Payable for policy-related transactions...............                --               --          131,434
                                                            ------------       ----------   --------------
  Total liabilities...................................            50,876               --          131,434
                                                            ------------       ----------   --------------
Net Assets............................................      $118,189,637       $1,474,156   $1,500,276,656
                                                            ============       ==========   ==============
Net Assets:
Accumulation Units....................................       118,181,556        1,474,156    1,493,435,373
Contracts in payout (annuitization) period............                --               --        6,841,283
Retained by AXA Equitable in Separate Account A.......             8,081               --               --
                                                            ------------       ----------   --------------
Total net assets......................................      $118,189,637       $1,474,156   $1,500,276,656
                                                            ============       ==========   ==============
Investments in shares of The Trusts, at cost..........      $127,118,471       $1,461,256   $1,745,647,541
The Trusts shares held
 Class A..............................................                --          123,947      102,905,161
 Class B..............................................        12,750,861               --       14,394,920

                                                        AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                            ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                       ------------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value....     $668,790,811         $523,335,056           $259,317,929
Receivable for The Trusts shares sold.................               --               13,340                     --
Receivable for policy-related transactions............          359,766                   --                 48,269
                                                           ------------         ------------           ------------
  Total assets........................................      669,150,577          523,348,396            259,366,198
                                                           ------------         ------------           ------------
Liabilities:
Payable for The Trusts shares purchased...............          341,364                   --                 18,604
Payable for policy-related transactions...............               --                  400                     --
                                                           ------------         ------------           ------------
  Total liabilities...................................          341,364                  400                 18,604
                                                           ------------         ------------           ------------
Net Assets............................................     $668,809,213         $523,347,996           $259,347,594
                                                           ============         ============           ============
Net Assets:
Accumulation Units....................................      668,767,845          521,637,078            257,752,564
Contracts in payout (annuitization) period............               --            1,654,726              1,595,030
Retained by AXA Equitable in Separate Account A.......           41,368               56,192                     --
                                                           ------------         ------------           ------------
Total net assets......................................     $668,809,213         $523,347,996           $259,347,594
                                                           ============         ============           ============
Investments in shares of The Trusts, at cost..........     $783,187,870         $665,843,468           $290,031,310
The Trusts shares held
 Class A..............................................               --           55,134,660             18,079,775
 Class B..............................................       68,965,256            7,620,291              3,062,906

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                               EQ/AXA FRANKLIN        EQ/BLACKROCK
                                                            SMALL CAP VALUE CORE   BASIC VALUE EQUITY
                                                           ---------------------- --------------------
Assets:
Investments in shares of The Trusts, at fair value........       $11,631,475          $328,755,064
Receivable for The Trusts shares sold.....................                --                    --
Receivable for policy-related transactions................            16,550               256,393
                                                                 -----------          ------------
  Total assets............................................        11,648,025           329,011,457
                                                                 -----------          ------------
Liabilities:
Payable for The Trusts shares purchased...................            16,550               263,346
Payable for policy-related transactions...................                --                    --
                                                                 -----------          ------------
  Total liabilities.......................................            16,550               263,346
                                                                 -----------          ------------
Net Assets................................................       $11,631,475          $328,748,111
                                                                 ===========          ============
Net Assets:
Accumulation Units........................................        11,627,077           328,742,083
Contracts in payout (annuitization) period................                --                    --
Retained by AXA Equitable in Separate Account A...........             4,398                 6,028
                                                                 -----------          ------------
Total net assets..........................................       $11,631,475          $328,748,111
                                                                 ===========          ============
Investments in shares of The Trusts, at cost..............       $ 9,834,942          $376,532,345
The Trusts shares held
 Class A..................................................                --                    --
 Class B..................................................         1,411,021            26,652,099

                                                                EQ/BLACKROCK      EQ/BOSTON ADVISORS        EQ/CALVERT
                                                            INTERNATIONAL VALUE      EQUITY INCOME     SOCIALLY RESPONSIBLE
                                                           --------------------- -------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value........      $252,940,238          $50,323,380           $18,950,607
Receivable for The Trusts shares sold.....................                --                   --                    --
Receivable for policy-related transactions................            47,638               17,127                16,963
                                                                ------------          -----------           -----------
  Total assets............................................       252,987,876           50,340,507            18,967,570
                                                                ------------          -----------           -----------
Liabilities:
Payable for The Trusts shares purchased...................            41,028               17,215                16,963
Payable for policy-related transactions...................                --                   --                    --
                                                                ------------          -----------           -----------
  Total liabilities.......................................            41,028               17,215                16,963
                                                                ------------          -----------           -----------
Net Assets................................................      $252,946,848          $50,323,292           $18,950,607
                                                                ============          ===========           ===========
Net Assets:
Accumulation Units........................................       252,937,339           50,322,397            18,810,224
Contracts in payout (annuitization) period................                --                   --                    --
Retained by AXA Equitable in Separate Account A...........             9,509                  895               140,383
                                                                ------------          -----------           -----------
Total net assets..........................................      $252,946,848          $50,323,292           $18,950,607
                                                                ============          ===========           ===========
Investments in shares of The Trusts, at cost..............      $314,450,410          $56,335,842           $22,109,461
The Trusts shares held
 Class A..................................................                --                   --                    --
 Class B..................................................        22,752,055           10,805,513             2,962,987

                                                              EQ/CAPITAL
                                                            GUARDIAN GROWTH
                                                           ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $17,334,802
Receivable for The Trusts shares sold.....................             --
Receivable for policy-related transactions................          5,799
                                                              -----------
  Total assets............................................     17,340,601
                                                              -----------
Liabilities:
Payable for The Trusts shares purchased...................          5,799
Payable for policy-related transactions...................             --
                                                              -----------
  Total liabilities.......................................          5,799
                                                              -----------
Net Assets................................................    $17,334,802
                                                              ===========
Net Assets:
Accumulation Units........................................     17,319,663
Contracts in payout (annuitization) period................             --
Retained by AXA Equitable in Separate Account A...........         15,139
                                                              -----------
Total net assets..........................................    $17,334,802
                                                              ===========
Investments in shares of The Trusts, at cost..............    $18,525,286
The Trusts shares held
 Class A..................................................             --
 Class B..................................................      1,483,133

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                                EQ/CAPITAL         EQ/COMMON
                                                            GUARDIAN RESEARCH     STOCK INDEX
                                                           ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........     $161,250,960     $2,095,303,352
Receivable for The Trusts shares sold.....................            3,351                 --
Receivable for policy-related transactions................               --            293,789
                                                               ------------     --------------
  Total assets............................................      161,254,311      2,095,597,141
                                                               ------------     --------------
Liabilities:
Payable for The Trusts shares purchased...................               --            300,242
Payable for policy-related transactions...................            3,351                 --
                                                               ------------     --------------
  Total liabilities.......................................            3,351            300,242
                                                               ------------     --------------
Net Assets................................................     $161,250,960     $2,095,296,899
                                                               ============     ==============
Net Assets:
Accumulation Units........................................      161,230,384      2,081,682,549
Contracts in payout (annuitization) period................               --         13,614,350
Retained by AXA Equitable in Separate Account A...........           20,576                 --
                                                               ------------     --------------
Total net assets..........................................     $161,250,960     $2,095,296,899
                                                               ============     ==============
Investments in shares of The Trusts, at cost..............     $197,588,185     $2,682,696,405
The Trusts shares held
 Class A..................................................               --        142,364,239
 Class B..................................................       15,252,597          6,922,146

                                                               EQ/CORE      EQ/DAVIS NEW     EQ/EQUITY       EQ/EQUITY
                                                              BOND INDEX    YORK VENTURE     500 INDEX      GROWTH PLUS
                                                           --------------- -------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $125,581,961    $21,535,947    $734,985,190    $354,264,285
Receivable for The Trusts shares sold.....................        16,535             --          49,936              --
Receivable for policy-related transactions................            --         43,206          10,014         185,564
                                                            ------------    -----------    ------------    ------------
  Total assets............................................   125,598,496     21,579,153     735,045,140     354,449,849
                                                            ------------    -----------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................            --         43,206              --         157,685
Payable for policy-related transactions...................        14,080             --              --              --
                                                            ------------    -----------    ------------    ------------
  Total liabilities.......................................        14,080         43,206              --         157,685
                                                            ------------    -----------    ------------    ------------
Net Assets................................................  $125,584,416    $21,535,947    $735,045,140    $354,292,164
                                                            ============    ===========    ============    ============
Net Assets:
Accumulation Units........................................   125,578,817     21,535,258     731,552,415     354,267,823
Contracts in payout (annuitization) period................            --             --       3,341,863              --
Retained by AXA Equitable in Separate Account A...........         5,599            689         150,862          24,341
                                                            ------------    -----------    ------------    ------------
Total net assets..........................................  $125,584,416    $21,535,947    $735,045,140    $354,292,164
                                                            ============    ===========    ============    ============
Investments in shares of The Trusts, at cost..............  $138,353,018    $19,262,072    $818,611,769    $398,439,693
The Trusts shares held
 Class A..................................................            --             --      33,714,424              --
 Class B..................................................    13,358,150      2,453,174       4,119,912      27,246,991

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/EVERGREEN   EQ/FRANKLIN
                                                               OMEGA      CORE BALANCED
                                                           ------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $46,540,511    $77,395,200
Receivable for The Trusts shares sold.....................           --         79,574
Receivable for policy-related transactions................       76,939             --
                                                            -----------    -----------
  Total assets............................................   46,617,450     77,474,774
                                                            -----------    -----------
Liabilities:
Payable for The Trusts shares purchased...................       76,939             --
Payable for policy-related transactions...................           --         79,574
                                                            -----------    -----------
  Total liabilities.......................................       76,939         79,574
                                                            -----------    -----------
Net Assets................................................  $46,540,511    $77,395,200
                                                            ===========    ===========
Net Assets:
Accumulation Units........................................   46,515,089     77,383,839
Contracts in payout (annuitization) period................           --             --
Retained by AXA Equitable in Separate Account A...........       25,422         11,361
                                                            -----------    -----------
Total net assets..........................................  $46,540,511    $77,395,200
                                                            ===========    ===========
Investments in shares of The Trusts, at cost..............  $40,981,061    $85,021,688
The Trusts shares held
 Class A..................................................           --             --
 Class B..................................................    5,171,422      9,751,910

                                                                 EQ/FRANKLIN       EQ/GAMCO MERGERS   EQ/GAMCO SMALL
                                                            TEMPLETON ALLOCATION   AND ACQUISITIONS    COMPANY VALUE
                                                           ---------------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value........       $42,409,060          $13,882,366      $205,128,267
Receivable for The Trusts shares sold.....................                --                   --                --
Receivable for policy-related transactions................            11,957               15,126           104,409
                                                                 -----------          -----------      ------------
  Total assets............................................        42,421,017           13,897,492       205,232,676
                                                                 -----------          -----------      ------------
Liabilities:
Payable for The Trusts shares purchased...................            14,862               15,126           104,398
Payable for policy-related transactions...................                --                   --                --
                                                                 -----------          -----------      ------------
  Total liabilities.......................................            14,862               15,126           104,398
                                                                 -----------          -----------      ------------
Net Assets................................................       $42,406,155          $13,882,366      $205,128,278
                                                                 ===========          ===========      ============
Net Assets:
Accumulation Units........................................        42,402,774           13,875,152       205,124,781
Contracts in payout (annuitization) period................                --                   --                --
Retained by AXA Equitable in Separate Account A...........             3,381                7,214             3,497
                                                                 -----------          -----------      ------------
Total net assets..........................................       $42,406,155          $13,882,366      $205,128,278
                                                                 ===========          ===========      ============
Investments in shares of The Trusts, at cost..............       $44,965,983          $13,619,572      $187,786,592
The Trusts shares held
 Class A..................................................                --                   --                --
 Class B..................................................         5,893,916            1,190,251         6,939,053

                                                              EQ/GLOBAL
                                                              BOND PLUS
                                                           --------------
Assets:
Investments in shares of The Trusts, at fair value........  $57,774,915
Receivable for The Trusts shares sold.....................           --
Receivable for policy-related transactions................       73,839
                                                            -----------
  Total assets............................................   57,848,754
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased...................       73,839
Payable for policy-related transactions...................           --
                                                            -----------
  Total liabilities.......................................       73,839
                                                            -----------
Net Assets................................................  $57,774,915
                                                            ===========
Net Assets:
Accumulation Units........................................   57,767,549
Contracts in payout (annuitization) period................           --
Retained by AXA Equitable in Separate Account A...........        7,366
                                                            -----------
Total net assets..........................................  $57,774,915
                                                            ===========
Investments in shares of The Trusts, at cost..............  $60,448,027
The Trusts shares held
 Class A..................................................           --
 Class B..................................................    5,999,920

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                            EQ/GLOBAL MULTI-SECTOR     EQ/INTERMEDIATE
                                                                    EQUITY          GOVERNMENT BOND INDEX
                                                           ----------------------- -----------------------
Assets:
Investments in shares of The Trusts, at fair value........       $413,751,433            $103,620,186
Receivable for The Trusts shares sold.....................                 --                      --
Receivable for policy-related transactions................            232,336                  34,780
                                                                 ------------            ------------
  Total assets............................................        413,983,769             103,654,966
                                                                 ------------            ------------
Liabilities:
Payable for The Trusts shares purchased...................            234,014                   8,977
Payable for policy-related transactions...................                 --                      --
                                                                 ------------            ------------
  Total liabilities.......................................            234,014                   8,977
                                                                 ------------            ------------
Net Assets................................................       $413,749,755            $103,645,989
                                                                 ============            ============
Net Assets:
Accumulation Units........................................        413,743,096             103,149,886
Contracts in payout (annuitization) period................                 --                 492,417
Retained by AXA Equitable in Separate Account A...........              6,659                   3,686
                                                                 ------------            ------------
Total net assets..........................................       $413,749,755            $103,645,989
                                                                 ============            ============
Investments in shares of The Trusts, at cost..............       $467,148,111            $107,790,397
The Trusts shares held
 Class A..................................................                 --               8,184,503
 Class B..................................................         36,580,052               2,630,224

                                                            EQ/INTERNATIONAL   EQ/INTERNATIONAL       EQ/JPMORGAN
                                                                CORE PLUS           GROWTH        VALUE OPPORTUNITIES
                                                           ------------------ ------------------ ---------------------
Assets:
Investments in shares of The Trusts, at fair value........    $124,730,229        $45,546,155         $43,981,430
Receivable for The Trusts shares sold.....................              --              2,950                  --
Receivable for policy-related transactions................          98,641                 --              49,014
                                                              ------------        -----------         -----------
  Total assets............................................     124,828,870         45,549,105          44,030,444
                                                              ------------        -----------         -----------
Liabilities:
Payable for The Trusts shares purchased...................          98,641                 --              49,014
Payable for policy-related transactions...................              --              2,950                  --
                                                              ------------        -----------         -----------
  Total liabilities.......................................          98,641              2,950              49,014
                                                              ------------        -----------         -----------
Net Assets................................................    $124,730,229        $45,546,155         $43,981,430
                                                              ============        ===========         ===========
Net Assets:
Accumulation Units........................................     124,726,540         45,542,605          43,960,008
Contracts in payout (annuitization) period................              --                 --                  --
Retained by AXA Equitable in Separate Account A...........           3,689              3,550              21,422
                                                              ------------        -----------         -----------
Total net assets..........................................    $124,730,229        $45,546,155         $43,981,430
                                                              ============        ===========         ===========
Investments in shares of The Trusts, at cost..............    $141,437,620        $43,240,436         $56,805,786
The Trusts shares held
 Class A..................................................              --                 --                  --
 Class B..................................................      13,923,512          7,989,962           4,980,691

                                                            EQ/LARGE CAP
                                                              CORE PLUS
                                                           --------------
Assets:
Investments in shares of The Trusts, at fair value........  $13,365,335
Receivable for The Trusts shares sold.....................           --
Receivable for policy-related transactions................           --
                                                            -----------
  Total assets............................................   13,365,335
                                                            -----------
Liabilities:
Payable for The Trusts shares purchased...................        7,857
Payable for policy-related transactions...................       15,513
                                                            -----------
  Total liabilities.......................................       23,370
                                                            -----------
Net Assets................................................  $13,341,965
                                                            ===========
Net Assets:
Accumulation Units........................................   13,328,275
Contracts in payout (annuitization) period................           --
Retained by AXA Equitable in Separate Account A...........       13,690
                                                            -----------
Total net assets..........................................  $13,341,965
                                                            ===========
Investments in shares of The Trusts, at cost..............  $15,307,105
The Trusts shares held
 Class A..................................................           --
 Class B..................................................    1,941,443

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                            EQ/LARGE CAP   EQ/LARGE CAP   EQ/LARGE CAP
                                                            GROWTH INDEX    GROWTH PLUS    VALUE INDEX
                                                           -------------- -------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........  $115,837,540   $229,125,502   $14,002,284
Receivable for The Trusts shares sold.....................            --             --            --
Receivable for policy-related transactions................        47,480         57,670        22,430
                                                            ------------   ------------   -----------
  Total assets............................................   115,885,020    229,183,172    14,024,714
                                                            ------------   ------------   -----------
Liabilities:
Payable for The Trusts shares purchased...................        47,480         57,670        19,525
Payable for policy-related transactions...................            --             --            --
                                                            ------------   ------------   -----------
  Total liabilities.......................................        47,480         57,670        19,525
                                                            ------------   ------------   -----------
Net Assets................................................  $115,837,540   $229,125,502   $14,005,189
                                                            ============   ============   ===========
Net Assets:
Accumulation Units........................................   115,833,252    229,113,044    14,005,189
Contracts in payout (annuitization) period................            --             --            --
Retained by AXA Equitable in Separate Account A...........         4,288         12,458            --
                                                            ------------   ------------   -----------
Total net assets..........................................  $115,837,540   $229,125,502   $14,005,189
                                                            ============   ============   ===========
Investments in shares of The Trusts, at cost..............  $114,687,584   $215,220,227   $17,370,727
The Trusts shares held
 Class A..................................................            --             --            --
 Class B..................................................    15,555,761     15,702,711     3,014,017

                                                              EQ/LARGE CAP      EQ/LORD ABBETT    EQ/LORD ABBETT
                                                               VALUE PLUS     GROWTH AND INCOME   LARGE CAP CORE
                                                           ----------------- ------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........  $  813,853,872       $14,312,713        $24,211,235
Receivable for The Trusts shares sold.....................              --             3,817                 --
Receivable for policy-related transactions................         232,619                --             27,030
                                                            --------------       -----------        -----------
  Total assets............................................     814,086,491        14,316,530         24,238,265
                                                            --------------       -----------        -----------
Liabilities:
Payable for The Trusts shares purchased...................         258,949                --             27,030
Payable for policy-related transactions...................              --             3,817                 --
                                                            --------------       -----------        -----------
  Total liabilities.......................................         258,949             3,817             27,030
                                                            --------------       -----------        -----------
Net Assets................................................  $  813,827,542       $14,312,713        $24,211,235
                                                            ==============       ===========        ===========
Net Assets:
Accumulation Units........................................     809,884,964        14,309,914         24,206,904
Contracts in payout (annuitization) period................       3,830,767                --                 --
Retained by AXA Equitable in Separate Account A...........         111,811             2,799              4,331
                                                            --------------       -----------        -----------
Total net assets..........................................  $  813,827,542       $14,312,713        $24,211,235
                                                            ==============       ===========        ===========
Investments in shares of The Trusts, at cost..............  $1,171,667,396       $14,458,079        $20,951,166
The Trusts shares held
 Class A..................................................      77,344,089                --                 --
 Class B..................................................      11,658,742         1,618,026          2,271,825

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                              EQ/MID CAP      EQ/MID CAP       EQ/MONEY
                                                                INDEX         VALUE PLUS        MARKET
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $274,329,336    $444,489,859    $140,460,457
Receivable for The Trusts shares sold.....................            --              --         961,475
Receivable for policy-related transactions................       275,423         168,006              --
                                                            ------------    ------------    ------------
  Total assets............................................   274,604,759     444,657,865     141,421,932
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       275,423         140,614              --
Payable for policy-related transactions...................            --              --       1,027,583
                                                            ------------    ------------    ------------
  Total liabilities.......................................       275,423         140,614       1,027,583
                                                            ------------    ------------    ------------
Net Assets................................................  $274,329,336    $444,517,251    $140,394,349
                                                            ============    ============    ============
Net Assets:
Accumulation Units........................................   274,328,918     444,470,011     139,451,334
Contracts in payout (annuitization) period................            --              --         824,016
Retained by AXA Equitable in Separate Account A...........           418          47,240         118,999
                                                            ------------    ------------    ------------
Total net assets..........................................  $274,329,336    $444,517,251    $140,394,349
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost..............  $351,110,856    $540,528,159    $140,514,596
The Trusts shares held
 Class A..................................................            --              --      96,382,816
 Class B..................................................    41,241,858      54,146,174      44,025,666

                                                              EQ/MONTAG &     EQ/MUTUAL LARGE   EQ/OPPENHEIMER
                                                            CALDWELL GROWTH      CAP EQUITY         GLOBAL
                                                           ----------------- ----------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value........    $33,367,844       $29,449,044       $22,290,112
Receivable for The Trusts shares sold.....................             --                --                --
Receivable for policy-related transactions................         48,864            17,757            24,106
                                                              -----------       -----------       -----------
  Total assets............................................     33,416,708        29,466,801        22,314,218
                                                              -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................         48,864            17,757            24,106
Payable for policy-related transactions...................             --                --                --
                                                              -----------       -----------       -----------
  Total liabilities.......................................         48,864            17,757            24,106
                                                              -----------       -----------       -----------
Net Assets................................................    $33,367,844       $29,449,044       $22,290,112
                                                              ===========       ===========       ===========
Net Assets:
Accumulation Units........................................     33,366,076        29,448,099        22,289,078
Contracts in payout (annuitization) period................             --                --                --
Retained by AXA Equitable in Separate Account A...........          1,768               945             1,034
                                                              -----------       -----------       -----------
Total net assets..........................................    $33,367,844       $29,449,044       $22,290,112
                                                              ===========       ===========       ===========
Investments in shares of The Trusts, at cost..............    $29,947,750       $32,588,327       $20,752,733
The Trusts shares held
 Class A..................................................             --                --                --
 Class B..................................................      5,866,010         3,676,102         2,418,957

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                            EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                              SHORT BOND      BOND PLUS     COMPANY INDEX
                                                           --------------- --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........  $147,758,714    $158,808,846    $159,023,055
Receivable for The Trusts shares sold.....................            --              --          58,402
Receivable for policy-related transactions................       127,459          50,256              --
                                                            ------------    ------------    ------------
  Total assets............................................   147,886,173     158,859,102     159,081,457
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................       127,459          49,489              --
Payable for policy-related transactions...................            --           5,921          58,293
                                                            ------------    ------------    ------------
  Total liabilities.......................................       127,459          55,410          58,293
                                                            ------------    ------------    ------------
Net Assets................................................  $147,758,714    $158,803,692    $159,023,164
                                                            ============    ============    ============
Net Assets:
Accumulation Units........................................   147,752,832     157,955,527     158,989,436
Contracts in payout (annuitization) period................            --         762,213              --
Retained by AXA Equitable in Separate Account A...........         5,882          85,952          33,728
                                                            ------------    ------------    ------------
Total net assets..........................................  $147,758,714    $158,803,692    $159,023,164
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost..............  $152,437,971    $170,556,091    $183,599,161
The Trusts shares held
 Class A..................................................        17,230      13,678,340              --
 Class B..................................................    14,896,978       3,947,618      18,855,160

                                                            EQ/T. ROWE PRICE    EQ/TEMPLETON   EQ/UBS GROWTH
                                                              GROWTH STOCK     GLOBAL EQUITY     AND INCOME
                                                           ------------------ --------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value........     $96,907,316      $27,977,958     $20,745,622
Receivable for The Trusts shares sold.....................              --           10,033              --
Receivable for policy-related transactions................         119,756               --          81,685
                                                               -----------      -----------     -----------
  Total assets............................................      97,027,072       27,987,991      20,827,307
                                                               -----------      -----------     -----------
Liabilities:
Payable for The Trusts shares purchased...................         119,668               --          81,685
Payable for policy-related transactions...................              --           10,044              --
                                                               -----------      -----------     -----------
  Total liabilities.......................................         119,668           10,044          81,685
                                                               -----------      -----------     -----------
Net Assets................................................     $96,907,404      $27,977,947     $20,745,622
                                                               ===========      ===========     ===========
Net Assets:
Accumulation Units........................................      96,907,404       27,971,886      20,744,928
Contracts in payout (annuitization) period................              --               --              --
Retained by AXA Equitable in Separate Account A...........              --            6,061             694
                                                               -----------      -----------     -----------
Total net assets..........................................     $96,907,404      $27,977,947     $20,745,622
                                                               ===========      ===========     ===========
Investments in shares of The Trusts, at cost..............     $98,673,359      $29,241,431     $21,473,379
The Trusts shares held
 Class A..................................................              --               --              --
 Class B..................................................       5,483,207        3,449,256       3,913,306

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                        EQ/VAN KAMPEN   EQ/VAN KAMPEN      MULTIMANAGER
                                                          COMSTOCK     MID CAP GROWTH   AGGRESSIVE EQUITY
                                                       -------------- ---------------- -------------------
Assets:
Investments in shares of The Trusts, at fair value....  $18,994,433      $84,828,192       $562,001,501
Receivable for The Trusts shares sold.................           --               --                 --
Receivable for policy-related transactions............      128,120          198,311            202,467
                                                        -----------      -----------       ------------
  Total assets........................................   19,122,553       85,026,503        562,203,968
                                                        -----------      -----------       ------------
Liabilities:
Payable for The Trusts shares purchased...............      127,946          198,485            152,175
Payable for policy-related transactions...............           --               --                 --
                                                        -----------      -----------       ------------
  Total liabilities...................................      127,946          198,485            152,175
                                                        -----------      -----------       ------------
Net Assets............................................  $18,994,607      $84,828,018       $562,051,793
                                                        ===========      ===========       ============
Net Assets:
Accumulation Units....................................   18,994,607       84,821,508        560,990,421
Contracts in payout (annuitization) period............           --               --          1,015,843
Retained by AXA Equitable in Separate Account A.......           --            6,510             45,529
                                                        -----------      -----------       ------------
Total net assets......................................  $18,994,607      $84,828,018       $562,051,793
                                                        ===========      ===========       ============
Investments in shares of The Trusts, at cost..........  $18,772,855      $73,185,591       $726,346,628
The Trusts shares held
 Class A..............................................           --               --         23,305,251
 Class B..............................................    2,263,323        6,529,992            770,480

                                                        MULTIMANAGER       MULTIMANAGER           MULTIMANAGER
                                                          CORE BOND    INTERNATIONAL EQUITY   LARGE CAP CORE EQUITY
                                                       -------------- ---------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value....  $86,991,865         $74,904,781            $15,032,374
Receivable for The Trusts shares sold.................           --                  --                     --
Receivable for policy-related transactions............       25,742              22,524                  9,293
                                                        -----------         -----------            -----------
  Total assets........................................   87,017,607          74,927,305             15,041,667
                                                        -----------         -----------            -----------
Liabilities:
Payable for The Trusts shares purchased...............       25,742              22,524                  9,293
Payable for policy-related transactions...............           --                  --                     --
                                                        -----------         -----------            -----------
  Total liabilities...................................       25,742              22,524                  9,293
                                                        -----------         -----------            -----------
Net Assets............................................  $86,991,865         $74,904,781            $15,032,374
                                                        ===========         ===========            ===========
Net Assets:
Accumulation Units....................................   86,979,611          74,899,915             15,024,220
Contracts in payout (annuitization) period............           --                  --                     --
Retained by AXA Equitable in Separate Account A.......       12,254               4,866                  8,154
                                                        -----------         -----------            -----------
Total net assets......................................  $86,991,865         $74,904,781            $15,032,374
                                                        ===========         ===========            ===========
Investments in shares of The Trusts, at cost..........  $86,083,239         $91,535,444            $17,543,939
The Trusts shares held
 Class A..............................................           --                  --                     --
 Class B..............................................    8,444,741           7,062,586              1,644,190

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              MULTIMANAGER       MULTIMANAGER
                                                            LARGE CAP GROWTH   LARGE CAP VALUE
                                                           ------------------ -----------------
Assets:
Investments in shares of The Trusts, at fair value........     $29,871,256       $55,670,745
Receivable for The Trusts shares sold.....................              --            38,334
Receivable for policy-related transactions................          20,776                --
                                                               -----------       -----------
  Total assets............................................      29,892,032        55,709,079
                                                               -----------       -----------
Liabilities:
Payable for The Trusts shares purchased...................          20,776                --
Payable for policy-related transactions...................              --            38,334
                                                               -----------       -----------
  Total liabilities.......................................          20,776            38,334
                                                               -----------       -----------
Net Assets................................................     $29,871,256       $55,670,745
                                                               ===========       ===========
Net Assets:
Accumulation Units........................................      29,869,675        55,659,480
Contracts in payout (annuitization) period................              --                --
Retained by AXA Equitable in Separate Account A...........           1,581            11,265
                                                               -----------       -----------
Total net assets..........................................     $29,871,256       $55,670,745
                                                               ===========       ===========
Investments in shares of The Trusts, at cost..............     $34,172,782       $64,433,497
The Trusts shares held
 Class A..................................................              --                --
 Class B..................................................       4,149,003         6,384,661

                                                             MULTIMANAGER     MULTIMANAGER      MULTIMANAGER       MULTIMANAGER
                                                            MID CAP GROWTH   MID CAP VALUE   MULTI-SECTOR BOND   SMALL CAP GROWTH
                                                           ---------------- --------------- ------------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value........    $64,450,106     $60,258,390       $116,012,162       $44,070,473
Receivable for The Trusts shares sold.....................             --              --             99,120                --
Receivable for policy-related transactions................         20,773           7,416                 --            53,712
                                                              -----------     -----------       ------------       -----------
  Total assets............................................     64,470,879      60,265,806        116,111,282        44,124,185
                                                              -----------     -----------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased...................         20,614           7,416                 --            22,390
Payable for policy-related transactions...................             --              --             96,276                --
                                                              -----------     -----------       ------------       -----------
  Total liabilities.......................................         20,614           7,416             96,276            22,390
                                                              -----------     -----------       ------------       -----------
Net Assets................................................    $64,450,265     $60,258,390       $116,015,006       $44,101,795
                                                              ===========     ===========       ============       ===========
Net Assets:
Accumulation Units........................................     64,442,315      60,246,028        115,500,025        43,863,347
Contracts in payout (annuitization) period................             --              --            468,417                --
Retained by AXA Equitable in Separate Account A...........          7,950          12,362             46,564           238,448
                                                              -----------     -----------       ------------       -----------
Total net assets..........................................    $64,450,265     $60,258,390       $116,015,006       $44,101,795
                                                              ===========     ===========       ============       ===========
Investments in shares of The Trusts, at cost..............    $72,996,315     $63,766,622       $155,522,457       $47,217,643
The Trusts shares held
 Class A..................................................             --              --         23,992,627                --
 Class B..................................................      9,097,931       7,572,626          7,052,827         6,372,820

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009

                                                              MULTIMANAGER    MULTIMANAGER
                                                            SMALL CAP VALUE    TECHNOLOGY
                                                           ----------------- --------------
Assets:
Investments in shares of The Trusts, at fair value........    $119,168,900    $114,358,320
Receivable for The Trusts shares sold.....................              --              --
Receivable for policy-related transactions................           6,803         189,414
                                                              ------------    ------------
  Total assets............................................     119,175,703     114,547,734
                                                              ------------    ------------
Liabilities:
Payable for The Trusts shares purchased...................           6,803         189,414
Payable for policy-related transactions...................              --              --
                                                              ------------    ------------
  Total liabilities.......................................           6,803         189,414
                                                              ------------    ------------
Net Assets................................................    $119,168,900    $114,358,320
                                                              ============    ============
Net Assets:
Accumulation Units........................................     119,150,993     114,338,106
Contracts in payout (annuitization) period................              --              --
Retained by AXA Equitable in Separate Account A...........          17,907          20,214
                                                              ------------    ------------
Total net assets..........................................    $119,168,900    $114,358,320
                                                              ============    ============
Investments in shares of The Trusts, at cost..............    $154,287,768    $107,932,171
The Trusts shares held
 Class A..................................................              --              --
 Class B..................................................      13,726,170      10,508,695


                                                            TARGET 2015   TARGET 2025   TARGET 2035   TARGET 2045
                                                             ALLOCATION    ALLOCATION    ALLOCATION    ALLOCATION
                                                           ------------- ------------- ------------- -------------
Assets:
Investments in shares of The Trusts, at fair value........  $15,925,832   $20,037,885   $14,883,451   $10,042,723
Receivable for The Trusts shares sold.....................           --            --            --            --
Receivable for policy-related transactions................       36,576        10,908         2,373         7,922
                                                            -----------   -----------   -----------   -----------
  Total assets............................................   15,962,408    20,048,793    14,885,824    10,050,645
                                                            -----------   -----------   -----------   -----------
Liabilities:
Payable for The Trusts shares purchased...................       36,576        10,908         2,373         7,922
Payable for policy-related transactions...................           --            --            --            --
                                                            -----------   -----------   -----------   -----------
  Total liabilities.......................................       36,576        10,908         2,373         7,922
                                                            -----------   -----------   -----------   -----------
Net Assets................................................  $15,925,832   $20,037,885   $14,883,451   $10,042,723
                                                            ===========   ===========   ===========   ===========
Net Assets:
Accumulation Units........................................   15,921,627    20,037,427    14,876,074    10,042,407
Contracts in payout (annuitization) period................           --            --            --            --
Retained by AXA Equitable in Separate Account A...........        4,205           458         7,377           316
                                                            -----------   -----------   -----------   -----------
Total net assets..........................................  $15,925,832   $20,037,885   $14,883,451   $10,042,723
                                                            ===========   ===========   ===========   ===========
Investments in shares of The Trusts, at cost..............  $15,981,708   $20,665,280   $15,066,743   $ 9,826,155
The Trusts shares held
 Class A..................................................           --            --            --            --
 Class B..................................................    1,917,524     2,480,168     1,866,414     1,318,161

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

                          (Continued)



                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
ALL ASSET ALLOCATION....................      0.00%  B               $ 104.89                --
ALL ASSET ALLOCATION....................      0.25%  B               $ 104.81                --
ALL ASSET ALLOCATION....................      0.50%  B               $ 104.73                --
ALL ASSET ALLOCATION....................      0.70%  B               $ 104.67                --
ALL ASSET ALLOCATION....................      0.80%  B               $ 104.64                --
ALL ASSET ALLOCATION....................      0.90%  B               $ 104.60                 1
ALL ASSET ALLOCATION....................      0.95%  B               $ 104.59                --
ALL ASSET ALLOCATION....................      1.00%  B               $ 104.57                --
ALL ASSET ALLOCATION....................      1.10%  B               $ 104.54                --
ALL ASSET ALLOCATION....................      1.20%  B               $ 104.51                 3
ALL ASSET ALLOCATION....................      1.25%  B               $ 104.49                 1
ALL ASSET ALLOCATION....................      1.34%  B               $ 104.46                15
ALL ASSET ALLOCATION....................      1.45%  B               $ 104.43                --

AXA AGGRESSIVE ALLOCATION...............      0.00%  B               $ 128.17                --
AXA AGGRESSIVE ALLOCATION...............      0.25%  B               $ 126.18                --
AXA AGGRESSIVE ALLOCATION...............      0.50%  B               $ 124.22                 2
AXA AGGRESSIVE ALLOCATION...............      0.70%  B               $ 122.66                 3
AXA AGGRESSIVE ALLOCATION...............      0.80%  B               $ 149.16                --
AXA AGGRESSIVE ALLOCATION...............      0.90%  B               $ 121.13                70
AXA AGGRESSIVE ALLOCATION...............      0.95%  B               $ 120.75               164
AXA AGGRESSIVE ALLOCATION...............      1.00%  B               $ 120.37                --
AXA AGGRESSIVE ALLOCATION...............      1.10%  B               $ 119.61                57
AXA AGGRESSIVE ALLOCATION...............      1.20%  B               $ 118.85               240
AXA AGGRESSIVE ALLOCATION...............      1.25%  B               $  73.29                36
AXA AGGRESSIVE ALLOCATION...............      1.30%  B               $  82.62                29
AXA AGGRESSIVE ALLOCATION...............      1.34%  B               $ 117.80             1,646
AXA AGGRESSIVE ALLOCATION...............      1.35%  B               $ 117.73                 7
AXA AGGRESSIVE ALLOCATION...............      1.45%  B               $ 116.99                 1

AXA BALANCED STRATEGY...................      1.10%  A               $ 102.65                 2
AXA BALANCED STRATEGY...................      1.25%  A               $ 102.60                 2
AXA BALANCED STRATEGY...................      1.25%  B               $ 110.45                13
AXA BALANCED STRATEGY...................      1.30%  B               $ 110.42                38

AXA CONSERVATIVE ALLOCATION.............      0.00%  B               $ 122.45                --
AXA CONSERVATIVE ALLOCATION.............      0.25%  B               $ 120.55                --
AXA CONSERVATIVE ALLOCATION.............      0.50%  B               $ 118.67                --
AXA CONSERVATIVE ALLOCATION.............      0.70%  B               $ 117.19                --
AXA CONSERVATIVE ALLOCATION.............      0.80%  B               $ 114.25                --
AXA CONSERVATIVE ALLOCATION.............      0.90%  B               $ 115.72                12
AXA CONSERVATIVE ALLOCATION.............      0.95%  B               $ 115.36                73
AXA CONSERVATIVE ALLOCATION.............      1.00%  B               $ 115.00                --
AXA CONSERVATIVE ALLOCATION.............      1.10%  B               $ 114.27                17
AXA CONSERVATIVE ALLOCATION.............      1.20%  B               $ 113.55               137
AXA CONSERVATIVE ALLOCATION.............      1.25%  B               $  97.99                68
AXA CONSERVATIVE ALLOCATION.............      1.30%  B               $ 100.95                16
AXA CONSERVATIVE ALLOCATION.............      1.34%  B               $ 112.55               378
AXA CONSERVATIVE ALLOCATION.............      1.35%  B               $ 112.48                --
AXA CONSERVATIVE ALLOCATION.............      1.45%  B               $ 111.77                --

AXA CONSERVATIVE GROWTH STRATEGY........      1.25%  B               $ 109.25                 4
AXA CONSERVATIVE GROWTH STRATEGY........      1.30%  B               $ 109.22                 6

AXA CONSERVATIVE STRATEGY...............      1.25%  B               $ 105.46                --
AXA CONSERVATIVE STRATEGY...............      1.30%  B               $ 105.43                 3

AXA CONSERVATIVE-PLUS ALLOCATION........      0.00%  B               $ 122.96                --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.25%  B               $ 121.05                --

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
AXA CONSERVATIVE-PLUS ALLOCATION........      0.50%  B               $ 119.17                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.70%  B               $ 117.67                  2
AXA CONSERVATIVE-PLUS ALLOCATION........      0.80%  B               $ 123.27                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      0.90%  B               $ 116.20                 28
AXA CONSERVATIVE-PLUS ALLOCATION........      0.95%  B               $ 115.84                 61
AXA CONSERVATIVE-PLUS ALLOCATION........      1.00%  B               $ 115.47                 --
AXA CONSERVATIVE-PLUS ALLOCATION........      1.10%  B               $ 114.75                 25
AXA CONSERVATIVE-PLUS ALLOCATION........      1.20%  B               $ 114.02                173
AXA CONSERVATIVE-PLUS ALLOCATION........      1.25%  B               $  90.69                 55
AXA CONSERVATIVE-PLUS ALLOCATION........      1.30%  B               $  95.68                 26
AXA CONSERVATIVE-PLUS ALLOCATION........      1.34%  B               $ 113.02                685
AXA CONSERVATIVE-PLUS ALLOCATION........      1.35%  B               $ 112.94                  1
AXA CONSERVATIVE-PLUS ALLOCATION........      1.45%  B               $ 112.23                 --

AXA GROWTH STRATEGY.....................      1.10%  A               $ 103.79                  7
AXA GROWTH STRATEGY.....................      1.25%  A               $ 103.74                  7

AXA MODERATE ALLOCATION.................      0.25%  A               $ 120.35                 --
AXA MODERATE ALLOCATION.................      0.50%  A               $  96.11                 --
AXA MODERATE ALLOCATION.................      0.70%  A               $ 155.35                  8
AXA MODERATE ALLOCATION.................      0.90%  A               $ 185.70                113
AXA MODERATE ALLOCATION.................      1.00%  A               $ 194.37                 --
AXA MODERATE ALLOCATION.................      1.20%  A               $ 164.76                 62
AXA MODERATE ALLOCATION.................      1.35%  A               $ 193.89              1,369
AXA MODERATE ALLOCATION.................      1.35%  A               $ 195.12                 46
AXA MODERATE ALLOCATION.................      1.45%  A               $ 124.54                  4
AXA MODERATE ALLOCATION.................      1.75%  A               $  58.09             17,262
AXA MODERATE ALLOCATION.................      0.25%  B               $ 114.11                 --
AXA MODERATE ALLOCATION.................      0.50%  B               $ 111.49                  3
AXA MODERATE ALLOCATION.................      0.70%  B               $ 119.94                 15
AXA MODERATE ALLOCATION.................      0.80%  B               $ 128.11                 --
AXA MODERATE ALLOCATION.................      0.90%  B               $ 116.47                 15
AXA MODERATE ALLOCATION.................      0.90%  B               $ 130.72                 19
AXA MODERATE ALLOCATION.................      0.95%  B               $ 116.86                300
AXA MODERATE ALLOCATION.................      1.00%  B               $ 129.13                 --
AXA MODERATE ALLOCATION.................      1.10%  B               $ 115.04                 97
AXA MODERATE ALLOCATION.................      1.20%  B               $ 124.58                826
AXA MODERATE ALLOCATION.................      1.25%  B               $  85.64                164
AXA MODERATE ALLOCATION.................      1.30%  B               $  92.97                146

AXA MODERATE-PLUS ALLOCATION............      0.00%  B               $ 130.81                 --
AXA MODERATE-PLUS ALLOCATION............      0.25%  B               $ 128.78                 --
AXA MODERATE-PLUS ALLOCATION............      0.50%  B               $ 126.77                  5
AXA MODERATE-PLUS ALLOCATION............      0.70%  B               $ 125.19                  6
AXA MODERATE-PLUS ALLOCATION............      0.80%  B               $ 138.21                 --
AXA MODERATE-PLUS ALLOCATION............      0.90%  B               $ 123.62                160
AXA MODERATE-PLUS ALLOCATION............      0.95%  B               $ 123.23                440
AXA MODERATE-PLUS ALLOCATION............      1.00%  B               $ 122.85                 --
AXA MODERATE-PLUS ALLOCATION............      1.10%  B               $ 122.07                139
AXA MODERATE-PLUS ALLOCATION............      1.20%  B               $ 121.30                652
AXA MODERATE-PLUS ALLOCATION............      1.25%  B               $  80.22                109
AXA MODERATE-PLUS ALLOCATION............      1.30%  B               $  88.27                176
AXA MODERATE-PLUS ALLOCATION............      1.34%  B               $ 120.23              3,923
AXA MODERATE-PLUS ALLOCATION............      1.35%  B               $ 120.15                 11
AXA MODERATE-PLUS ALLOCATION............      1.45%  B               $ 119.39                  1

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.25%  A               $ 134.13                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.50%  A               $  73.60                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.70%  A               $ 115.64                 5
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.90%  A               $ 123.91                45
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.00%  A               $ 126.76                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.20%  A               $ 108.95                31
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.34%  A               $ 121.08             3,660
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.35%  A               $ 120.90                49
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.45%  A               $  94.48                 4
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.25%  B               $  99.03                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.50%  B               $  96.76                 2
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.70%  B               $  99.70                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.80%  B               $ 162.82                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.90%  B               $ 101.19                10
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      0.95%  B               $  97.14               213
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.00%  B               $ 147.85                --
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.10%  B               $  95.63                11
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.20%  B               $  94.40               384
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.25%  B               $  58.87                39
EQ/ALLIANCEBERNSTEIN INTERNATIONAL..........      1.30%  B               $  71.20                17

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.25%  A               $ 144.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.50%  A               $  90.30                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.70%  A               $ 133.00                 3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.90%  A               $ 166.93                11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.00%  A               $ 164.81                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.20%  A               $ 160.64                 9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.34%  A               $ 157.78             1,367
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.35%  A               $ 157.57                11
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.45%  A               $ 114.27                 2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.25%  B               $  88.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.50%  B               $  86.81                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.70%  B               $ 143.59                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.80%  B               $ 158.66                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.90%  B               $ 118.65                 4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      0.95%  B               $ 139.89                96
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.00%  B               $ 151.85                --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.10%  B               $ 137.72                 3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.20%  B               $ 114.32               181
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.25%  B               $  72.69                10
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.......      1.30%  B               $  87.36                 7

EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.00%  B               $  81.05                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.00%  B               $  84.79                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.25%  B               $  84.09                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.50%  B               $  83.39                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.70%  B               $  82.84                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.80%  B               $ 170.98                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.90%  B               $  82.29                 2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      0.95%  B               $  82.15                 6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.00%  B               $  82.01                --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.10%  B               $  81.74                 3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.20%  B               $  81.46                15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE........      1.25%  B               $  68.08                 3

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                               Contract
                                               charges   Share Class   Unit Value   Units Outstanding (000s)
                                              --------- ------------- ------------ -------------------------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.30%  B              $  77.48                  1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.34%  B              $  81.08                114
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.......      1.45%  B              $  80.78                 --

EQ/BLACKROCK BASIC VALUE EQUITY............      0.25%  B              $ 132.53                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.50%  B              $ 129.48                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.70%  B              $ 161.67                  4
EQ/BLACKROCK BASIC VALUE EQUITY............      0.80%  B              $ 151.80                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      0.90%  B              $ 154.34                  4
EQ/BLACKROCK BASIC VALUE EQUITY............      0.90%  B              $ 157.97                 22
EQ/BLACKROCK BASIC VALUE EQUITY............      0.95%  B              $ 131.22                133
EQ/BLACKROCK BASIC VALUE EQUITY............      1.00%  B              $ 156.16                 --
EQ/BLACKROCK BASIC VALUE EQUITY............      1.10%  B              $ 154.36                 13
EQ/BLACKROCK BASIC VALUE EQUITY............      1.20%  B              $ 151.42                251
EQ/BLACKROCK BASIC VALUE EQUITY............      1.20%  B              $ 152.57                 14
EQ/BLACKROCK BASIC VALUE EQUITY............      1.25%  B              $  73.91                 61
EQ/BLACKROCK BASIC VALUE EQUITY............      1.30%  B              $  83.84                  7
EQ/BLACKROCK BASIC VALUE EQUITY............      1.34%  B              $ 194.39              1,328
EQ/BLACKROCK BASIC VALUE EQUITY............      1.35%  B              $ 149.93                  7
EQ/BLACKROCK BASIC VALUE EQUITY............      1.45%  B              $ 147.09                  1

EQ/BLACKROCK INTERNATIONAL VALUE...........      0.25%  B              $ 109.66                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.50%  B              $ 107.14                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.70%  B              $ 130.43                 22
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.80%  B              $ 163.77                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.90%  B              $ 127.74                 36
EQ/BLACKROCK INTERNATIONAL VALUE...........      0.95%  B              $ 127.07                136
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.00%  B              $ 126.41                 --
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.10%  B              $ 125.09                  8
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.20%  B              $ 123.78                175
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.25%  B              $  71.27                 23
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.30%  B              $  82.38                  8
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.34%  B              $ 121.98              1,655
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.35%  B              $ 121.85                 10
EQ/BLACKROCK INTERNATIONAL VALUE...........      1.45%  B              $ 132.01                  1

EQ/BOSTON ADVISORS EQUITY INCOME...........      0.00%  B              $ 103.43                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.25%  B              $ 102.09                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.50%  B              $ 100.76                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.70%  B              $  99.70                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.80%  B              $ 145.23                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.90%  B              $  98.66                  8
EQ/BOSTON ADVISORS EQUITY INCOME...........      0.95%  B              $  98.40                 40
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.00%  B              $  98.14                 --
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.10%  B              $  97.62                  5
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.20%  B              $  97.11                 68
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.25%  B              $  69.71                  8
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.30%  B              $  78.71                  7
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.34%  B              $  96.39                385
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.35%  B              $  96.34                  1
EQ/BOSTON ADVISORS EQUITY INCOME...........      1.45%  B              $  95.83                 --

EQ/CALVERT SOCIALLY RESPONSIBLE............      0.25%  B              $  68.95                 --
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.50%  B              $  67.36                 --
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.70%  B              $  74.66                  2
EQ/CALVERT SOCIALLY RESPONSIBLE............      0.80%  B              $ 146.29                 --

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE........      0.90%  B              $  73.12                  4
EQ/CALVERT SOCIALLY RESPONSIBLE........      0.95%  B              $  93.26                  4
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.00%  B              $  72.36                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.10%  B              $  71.60                  1
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.20%  B              $  70.85                 15
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.25%  B              $  71.04                  1
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.30%  B              $  78.30                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.34%  B              $  69.81                240
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.35%  B              $  69.74                 --
EQ/CALVERT SOCIALLY RESPONSIBLE........      1.45%  B              $  89.44                 --

EQ/CAPITAL GUARDIAN GROWTH.............      0.25%  B              $  58.69                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.50%  B              $  57.26                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.70%  B              $  64.90                  1
EQ/CAPITAL GUARDIAN GROWTH.............      0.80%  B              $ 149.32                 --
EQ/CAPITAL GUARDIAN GROWTH.............      0.90%  B              $  63.56                  7
EQ/CAPITAL GUARDIAN GROWTH.............      0.95%  B              $  63.23                 20
EQ/CAPITAL GUARDIAN GROWTH.............      1.00%  B              $  62.90                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.10%  B              $  62.24                  3
EQ/CAPITAL GUARDIAN GROWTH.............      1.20%  B              $  61.59                 39
EQ/CAPITAL GUARDIAN GROWTH.............      1.25%  B              $  75.30                  1
EQ/CAPITAL GUARDIAN GROWTH.............      1.30%  B              $  82.04                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.34%  B              $  60.69                212
EQ/CAPITAL GUARDIAN GROWTH.............      1.35%  B              $  60.63                 --
EQ/CAPITAL GUARDIAN GROWTH.............      1.45%  B              $  80.66                 --

EQ/CAPITAL GUARDIAN RESEARCH...........      0.00%  B              $ 117.23                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.25%  B              $ 101.97                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.50%  B              $  99.62                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.70%  B              $ 108.99                  2
EQ/CAPITAL GUARDIAN RESEARCH...........      0.80%  B              $ 152.88                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      0.90%  B              $ 106.74                 24
EQ/CAPITAL GUARDIAN RESEARCH...........      0.95%  B              $ 106.19                 70
EQ/CAPITAL GUARDIAN RESEARCH...........      1.00%  B              $ 105.63                 --
EQ/CAPITAL GUARDIAN RESEARCH...........      1.10%  B              $ 104.53                  1
EQ/CAPITAL GUARDIAN RESEARCH...........      1.20%  B              $ 103.44                277
EQ/CAPITAL GUARDIAN RESEARCH...........      1.25%  B              $  72.65                 34
EQ/CAPITAL GUARDIAN RESEARCH...........      1.30%  B              $  79.37                  1
EQ/CAPITAL GUARDIAN RESEARCH...........      1.34%  B              $ 101.93              1,168
EQ/CAPITAL GUARDIAN RESEARCH...........      1.35%  B              $ 101.82                  5
EQ/CAPITAL GUARDIAN RESEARCH...........      1.45%  B              $ 100.76                  2

EQ/COMMON STOCK INDEX..................      0.25%  A              $ 134.77                 --
EQ/COMMON STOCK INDEX..................      0.50%  A              $  77.16                  1
EQ/COMMON STOCK INDEX..................      0.70%  A              $ 117.35                 20
EQ/COMMON STOCK INDEX..................      0.90%  A              $ 165.98                 62
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 177.90                 --
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 371.69                 80
EQ/COMMON STOCK INDEX..................      1.00%  A              $ 402.62                 28
EQ/COMMON STOCK INDEX..................      1.20%  A              $ 136.48                 31
EQ/COMMON STOCK INDEX..................      1.35%  A              $ 209.74              1,725
EQ/COMMON STOCK INDEX..................      1.35%  A              $ 219.15                 56
EQ/COMMON STOCK INDEX..................      1.45%  A              $  84.37                 23
EQ/COMMON STOCK INDEX..................      1.75%  A              $ 271.80              5,706
EQ/COMMON STOCK INDEX..................      0.25%  B              $  76.81                 --

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/COMMON STOCK INDEX............      0.50%  B              $  75.05                 --
EQ/COMMON STOCK INDEX............      0.70%  B              $  77.72                  5
EQ/COMMON STOCK INDEX............      0.80%  B              $ 151.84                 --
EQ/COMMON STOCK INDEX............      0.90%  B              $  79.72                 23
EQ/COMMON STOCK INDEX............      0.90%  B              $  89.22                  8
EQ/COMMON STOCK INDEX............      0.95%  B              $  75.72                314
EQ/COMMON STOCK INDEX............      1.00%  B              $ 130.38                 --
EQ/COMMON STOCK INDEX............      1.10%  B              $  74.54                  8
EQ/COMMON STOCK INDEX............      1.20%  B              $  84.41                781
EQ/COMMON STOCK INDEX............      1.25%  B              $  66.85                 28
EQ/COMMON STOCK INDEX............      1.30%  B              $  74.64                 22

EQ/CORE BOND INDEX...............      0.25%  B              $ 117.44                 --
EQ/CORE BOND INDEX...............      0.50%  B              $ 115.08                 --
EQ/CORE BOND INDEX...............      0.70%  B              $ 113.23                  6
EQ/CORE BOND INDEX...............      0.80%  B              $ 104.89                 --
EQ/CORE BOND INDEX...............      0.90%  B              $ 111.40                 13
EQ/CORE BOND INDEX...............      0.95%  B              $ 110.95                177
EQ/CORE BOND INDEX...............      1.00%  B              $ 110.50                 --
EQ/CORE BOND INDEX...............      1.10%  B              $ 109.60                  8
EQ/CORE BOND INDEX...............      1.20%  B              $ 108.70                139
EQ/CORE BOND INDEX...............      1.25%  B              $  93.17                 16
EQ/CORE BOND INDEX...............      1.30%  B              $  93.34                  5
EQ/CORE BOND INDEX...............      1.34%  B              $ 107.47                799
EQ/CORE BOND INDEX...............      1.35%  B              $ 107.38                 --
EQ/CORE BOND INDEX...............      1.45%  B              $ 106.50                 --

EQ/DAVIS NEW YORK VENTURE........      0.00%  B              $  78.85                 --
EQ/DAVIS NEW YORK VENTURE........      0.00%  B              $  87.13                  2
EQ/DAVIS NEW YORK VENTURE........      0.25%  B              $ 126.18                 --
EQ/DAVIS NEW YORK VENTURE........      0.25%  B              $ 138.93                 --
EQ/DAVIS NEW YORK VENTURE........      0.50%  B              $  77.82                 --
EQ/DAVIS NEW YORK VENTURE........      0.70%  B              $  77.40                 --
EQ/DAVIS NEW YORK VENTURE........      0.80%  B              $ 156.79                 --
EQ/DAVIS NEW YORK VENTURE........      0.90%  B              $  77.00                  6
EQ/DAVIS NEW YORK VENTURE........      0.90%  B              $  88.46                 --
EQ/DAVIS NEW YORK VENTURE........      0.95%  B              $  76.89                 28
EQ/DAVIS NEW YORK VENTURE........      1.00%  B              $  88.16                 --
EQ/DAVIS NEW YORK VENTURE........      1.00%  B              $ 156.54                 --
EQ/DAVIS NEW YORK VENTURE........      1.10%  B              $  83.63                  8
EQ/DAVIS NEW YORK VENTURE........      1.20%  B              $  76.38                 36
EQ/DAVIS NEW YORK VENTURE........      1.25%  B              $  75.46                  8
EQ/DAVIS NEW YORK VENTURE........      1.30%  B              $  76.29                  2
EQ/DAVIS NEW YORK VENTURE........      1.34%  B              $  76.10                191
EQ/DAVIS NEW YORK VENTURE........      1.34%  B              $  87.16                 --
EQ/DAVIS NEW YORK VENTURE........      1.45%  B              $  75.88                 --

EQ/EQUITY 500 INDEX..............      0.25%  A              $ 131.81                 --
EQ/EQUITY 500 INDEX..............      0.50%  A              $  84.82                 --
EQ/EQUITY 500 INDEX..............      0.70%  A              $ 129.53                 11
EQ/EQUITY 500 INDEX..............      0.90%  A              $ 183.42                 42
EQ/EQUITY 500 INDEX..............      1.00%  A              $ 205.58                 --
EQ/EQUITY 500 INDEX..............      1.20%  A              $ 151.14                 45
EQ/EQUITY 500 INDEX..............      1.34%  A              $ 248.75              2,527
EQ/EQUITY 500 INDEX..............      1.35%  A              $ 248.35                 26

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/EQUITY 500 INDEX..............      1.45%  A              $  93.93                  9
EQ/EQUITY 500 INDEX..............      0.25%  B              $  86.26                 --
EQ/EQUITY 500 INDEX..............      0.50%  B              $  84.28                 --
EQ/EQUITY 500 INDEX..............      0.70%  B              $  85.37                 19
EQ/EQUITY 500 INDEX..............      0.80%  B              $ 149.43                 --
EQ/EQUITY 500 INDEX..............      0.90%  B              $  98.92                 12
EQ/EQUITY 500 INDEX..............      0.95%  B              $  83.17                180
EQ/EQUITY 500 INDEX..............      1.00%  B              $ 126.06                 --
EQ/EQUITY 500 INDEX..............      1.10%  B              $  81.88                 21
EQ/EQUITY 500 INDEX..............      1.20%  B              $  93.97                572
EQ/EQUITY 500 INDEX..............      1.25%  B              $  73.10                 77
EQ/EQUITY 500 INDEX..............      1.30%  B              $  82.05                 10

EQ/EQUITY GROWTH PLUS............      0.25%  B              $ 140.50                 --
EQ/EQUITY GROWTH PLUS............      0.50%  B              $ 137.63                  1
EQ/EQUITY GROWTH PLUS............      0.70%  B              $ 135.36                  6
EQ/EQUITY GROWTH PLUS............      0.80%  B              $ 147.19                 --
EQ/EQUITY GROWTH PLUS............      0.90%  B              $ 133.13                 41
EQ/EQUITY GROWTH PLUS............      0.95%  B              $ 132.58                198
EQ/EQUITY GROWTH PLUS............      1.00%  B              $ 132.03                 --
EQ/EQUITY GROWTH PLUS............      1.10%  B              $ 130.93                 15
EQ/EQUITY GROWTH PLUS............      1.20%  B              $ 129.84                315
EQ/EQUITY GROWTH PLUS............      1.25%  B              $  80.42                 34
EQ/EQUITY GROWTH PLUS............      1.30%  B              $  87.94                 13
EQ/EQUITY GROWTH PLUS............      1.34%  B              $ 128.33              2,138
EQ/EQUITY GROWTH PLUS............      1.35%  B              $ 128.22                  3
EQ/EQUITY GROWTH PLUS............      1.45%  B              $ 127.16                  1

EQ/EVERGREEN OMEGA...............      0.25%  B              $ 103.09                 --
EQ/EVERGREEN OMEGA...............      0.50%  B              $ 100.72                 --
EQ/EVERGREEN OMEGA...............      0.70%  B              $ 102.07                  3
EQ/EVERGREEN OMEGA...............      0.80%  B              $ 152.54                 --
EQ/EVERGREEN OMEGA...............      0.90%  B              $  99.96                  3
EQ/EVERGREEN OMEGA...............      0.95%  B              $  99.44                 40
EQ/EVERGREEN OMEGA...............      1.00%  B              $  98.92                 --
EQ/EVERGREEN OMEGA...............      1.10%  B              $  97.89                 10
EQ/EVERGREEN OMEGA...............      1.20%  B              $  96.86                 60
EQ/EVERGREEN OMEGA...............      1.25%  B              $  98.37                 13
EQ/EVERGREEN OMEGA...............      1.30%  B              $ 112.70                  1
EQ/EVERGREEN OMEGA...............      1.34%  B              $  95.45                354
EQ/EVERGREEN OMEGA...............      1.35%  B              $  95.35                 --
EQ/EVERGREEN OMEGA...............      1.45%  B              $  94.35                 --

EQ/FRANKLIN CORE BALANCED........      0.00%  B              $  95.14                 --
EQ/FRANKLIN CORE BALANCED........      0.25%  B              $  94.36                 --
EQ/FRANKLIN CORE BALANCED........      0.50%  B              $  93.57                 --
EQ/FRANKLIN CORE BALANCED........      0.70%  B              $  92.95                  2
EQ/FRANKLIN CORE BALANCED........      0.80%  B              $ 142.97                 --
EQ/FRANKLIN CORE BALANCED........      0.90%  B              $  92.33                  8
EQ/FRANKLIN CORE BALANCED........      0.95%  B              $  92.18                 68
EQ/FRANKLIN CORE BALANCED........      1.00%  B              $  92.03                 --
EQ/FRANKLIN CORE BALANCED........      1.10%  B              $  91.72                  7
EQ/FRANKLIN CORE BALANCED........      1.20%  B              $  91.41                120
EQ/FRANKLIN CORE BALANCED........      1.25%  B              $  84.02                 13
EQ/FRANKLIN CORE BALANCED........      1.30%  B              $  89.72                 17

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                             Contract
                                             charges   Share Class   Unit Value   Units Outstanding (000s)
                                            --------- ------------- ------------ -------------------------
EQ/FRANKLIN CORE BALANCED................      1.34%  B              $  90.98                615
EQ/FRANKLIN CORE BALANCED................      1.35%  B              $  90.95                 --
EQ/FRANKLIN CORE BALANCED................      1.45%  B              $  90.65                 --

EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.00%  B              $  77.81                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.25%  B              $ 133.67                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.50%  B              $  76.79                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.70%  B              $  76.39                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.80%  B              $ 146.85                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.90%  B              $  75.98                  6
EQ/FRANKLIN TEMPLETON ALLOCATION.........      0.95%  B              $  75.88                 47
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.00%  B              $ 146.61                 --
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.10%  B              $  84.97                 10
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.20%  B              $  75.38                 86
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.25%  B              $  74.62                  7
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.30%  B              $  75.29                 17
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.34%  B              $  75.10                389
EQ/FRANKLIN TEMPLETON ALLOCATION.........      1.45%  B              $  74.88                 --

EQ/GAMCO MERGERS AND ACQUISITIONS........      0.00%  B              $ 123.62                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.25%  B              $ 122.18                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.50%  B              $ 120.76                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.70%  B              $ 119.63                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.80%  B              $ 122.34                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.90%  B              $ 118.51                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      0.95%  B              $ 118.23                 17
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.00%  B              $ 117.96                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.10%  B              $ 117.40                  3
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.20%  B              $ 116.85                 17
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.25%  B              $  93.71                  4
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.30%  B              $ 102.25                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.34%  B              $ 116.03                  1
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.34%  B              $ 116.08                 75
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.35%  B              $ 116.02                 --
EQ/GAMCO MERGERS AND ACQUISITIONS........      1.45%  B              $ 115.47                 --

EQ/GAMCO SMALL COMPANY VALUE.............      0.00%  B              $ 150.93                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.25%  B              $ 148.97                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.50%  B              $ 147.03                  1
EQ/GAMCO SMALL COMPANY VALUE.............      0.70%  B              $ 145.49                  4
EQ/GAMCO SMALL COMPANY VALUE.............      0.80%  B              $ 170.87                 --
EQ/GAMCO SMALL COMPANY VALUE.............      0.90%  B              $ 143.97                 18
EQ/GAMCO SMALL COMPANY VALUE.............      0.95%  B              $ 143.59                 83
EQ/GAMCO SMALL COMPANY VALUE.............      1.00%  B              $ 143.21                 --
EQ/GAMCO SMALL COMPANY VALUE.............      1.10%  B              $ 142.46                 16
EQ/GAMCO SMALL COMPANY VALUE.............      1.20%  B              $ 141.70                181
EQ/GAMCO SMALL COMPANY VALUE.............      1.25%  B              $  90.41                 46
EQ/GAMCO SMALL COMPANY VALUE.............      1.30%  B              $ 107.09                 14
EQ/GAMCO SMALL COMPANY VALUE.............      1.34%  B              $ 140.66              1,108
EQ/GAMCO SMALL COMPANY VALUE.............      1.35%  B              $ 140.59                  2
EQ/GAMCO SMALL COMPANY VALUE.............      1.45%  B              $ 139.84                  1

EQ/GLOBAL BOND PLUS......................      0.00%  B              $ 120.05                 --
EQ/GLOBAL BOND PLUS......................      0.25%  B              $ 118.78                 --
EQ/GLOBAL BOND PLUS......................      0.50%  B              $ 117.53                 --
EQ/GLOBAL BOND PLUS......................      0.70%  B              $ 116.53                  1

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                                Contract
                                                charges   Share Class   Unit Value   Units Outstanding (000s)
                                               --------- ------------- ------------ -------------------------
EQ/GLOBAL BOND PLUS.........................      0.80%  B               $ 108.45                --
EQ/GLOBAL BOND PLUS.........................      0.90%  B               $ 115.54                 7
EQ/GLOBAL BOND PLUS.........................      0.95%  B               $ 115.29                67
EQ/GLOBAL BOND PLUS.........................      1.00%  B               $ 115.05                --
EQ/GLOBAL BOND PLUS.........................      1.10%  B               $ 114.55                13
EQ/GLOBAL BOND PLUS.........................      1.20%  B               $ 114.06                76
EQ/GLOBAL BOND PLUS.........................      1.25%  B               $ 114.50                25
EQ/GLOBAL BOND PLUS.........................      1.30%  B               $ 116.18                 3
EQ/GLOBAL BOND PLUS.........................      1.34%  B               $ 113.38               315
EQ/GLOBAL BOND PLUS.........................      1.35%  B               $ 113.33                --
EQ/GLOBAL BOND PLUS.........................      1.45%  B               $ 112.85                --

EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.25%  B               $ 222.63                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.50%  B               $ 217.50                 1
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.70%  B               $ 163.68                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.70%  B               $ 267.50                 6
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.80%  B               $ 165.92                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 162.05                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 261.39                13
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.90%  B               $ 310.04                 3
EQ/GLOBAL MULTI-SECTOR EQUITY...............      0.95%  B               $ 229.15               107
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.00%  B               $ 258.39                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.10%  B               $ 255.40                 9
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.20%  B               $ 238.40               167
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.20%  B               $ 252.45                40
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.25%  B               $  72.17                52
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.30%  B               $  98.90                 8
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.34%  B               $ 164.68             1,935
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.35%  B               $ 248.08                 7
EQ/GLOBAL MULTI-SECTOR EQUITY...............      1.45%  B               $ 231.58                 1
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.75%  B               $ 151.37                --
EQ/GLOBAL MULTI-SECTOR EQUITY...............      2.75%  B               $ 267.70                21

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.25%  A               $  97.73                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.50%  A               $ 107.84                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.70%  A               $ 153.88                 1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.90%  A               $ 165.19                 3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  A               $  86.49                30
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  A               $ 165.25                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.20%  A               $ 151.16                 2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.34%  A               $ 167.97               438
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.35%  A               $ 161.84                 6
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.45%  A               $ 135.54                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.25%  B               $ 139.72                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.50%  B               $ 136.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.70%  B               $ 140.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.80%  B               $  99.52                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.90%  B               $ 140.25                 2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      0.95%  B               $ 136.90                74
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.00%  B               $ 110.69                --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.10%  B               $ 134.77                 5
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.20%  B               $ 135.57                89
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.25%  B               $ 103.82                16
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.......      1.30%  B               $ 104.32                 3

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                           Contract
                                           charges   Share Class   Unit Value   Units Outstanding (000s)
                                          --------- ------------- ------------ -------------------------
EQ/INTERNATIONAL CORE PLUS.............      0.25%  B               $ 110.26               --
EQ/INTERNATIONAL CORE PLUS.............      0.50%  B               $ 107.72                1
EQ/INTERNATIONAL CORE PLUS.............      0.70%  B               $ 119.10                2
EQ/INTERNATIONAL CORE PLUS.............      0.80%  B               $ 162.64               --
EQ/INTERNATIONAL CORE PLUS.............      0.90%  B               $ 116.64               10
EQ/INTERNATIONAL CORE PLUS.............      0.95%  B               $ 142.55               59
EQ/INTERNATIONAL CORE PLUS.............      1.00%  B               $ 115.43               --
EQ/INTERNATIONAL CORE PLUS.............      1.10%  B               $ 114.22               12
EQ/INTERNATIONAL CORE PLUS.............      1.20%  B               $ 113.03              168
EQ/INTERNATIONAL CORE PLUS.............      1.25%  B               $  74.24               57
EQ/INTERNATIONAL CORE PLUS.............      1.30%  B               $  86.11                4
EQ/INTERNATIONAL CORE PLUS.............      1.34%  B               $ 111.38              806
EQ/INTERNATIONAL CORE PLUS.............      1.35%  B               $ 111.26                1
EQ/INTERNATIONAL CORE PLUS.............      1.45%  B               $ 136.84               --

EQ/INTERNATIONAL GROWTH................      0.00%  B               $ 138.85               --
EQ/INTERNATIONAL GROWTH................      0.25%  B               $ 137.23               --
EQ/INTERNATIONAL GROWTH................      0.50%  B               $ 135.64               --
EQ/INTERNATIONAL GROWTH................      0.70%  B               $ 134.37                1
EQ/INTERNATIONAL GROWTH................      0.80%  B               $ 161.43               --
EQ/INTERNATIONAL GROWTH................      0.90%  B               $ 133.11                5
EQ/INTERNATIONAL GROWTH................      0.95%  B               $ 132.80               29
EQ/INTERNATIONAL GROWTH................      1.00%  B               $ 132.49               --
EQ/INTERNATIONAL GROWTH................      1.10%  B               $ 131.86                5
EQ/INTERNATIONAL GROWTH................      1.20%  B               $ 131.24               42
EQ/INTERNATIONAL GROWTH................      1.25%  B               $  81.17               12
EQ/INTERNATIONAL GROWTH................      1.30%  B               $  96.94                2
EQ/INTERNATIONAL GROWTH................      1.34%  B               $ 130.32                9
EQ/INTERNATIONAL GROWTH................      1.34%  B               $ 130.37              248
EQ/INTERNATIONAL GROWTH................      1.35%  B               $ 130.31               --
EQ/INTERNATIONAL GROWTH................      1.45%  B               $ 129.70               --

EQ/JPMORGAN VALUE OPPORTUNITIES........      0.25%  B               $ 106.84               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.50%  B               $ 104.38               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.70%  B               $ 103.78                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.80%  B               $ 157.97               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.90%  B               $ 100.30                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.90%  B               $ 101.41                6
EQ/JPMORGAN VALUE OPPORTUNITIES........      0.95%  B               $  93.71               16
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.00%  B               $ 100.24               --
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.10%  B               $  99.09                2
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.20%  B               $  96.91               25
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.20%  B               $  97.94                6
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.25%  B               $  70.01                4
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.30%  B               $  78.88                1
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.34%  B               $ 121.58              308
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.35%  B               $  96.25                5
EQ/JPMORGAN VALUE OPPORTUNITIES........      1.45%  B               $  94.13                1

EQ/LARGE CAP CORE PLUS.................      0.25%  B               $  85.69               --
EQ/LARGE CAP CORE PLUS.................      0.50%  B               $  83.72               --
EQ/LARGE CAP CORE PLUS.................      0.70%  B               $  87.12               --
EQ/LARGE CAP CORE PLUS.................      0.80%  B               $ 148.56               --
EQ/LARGE CAP CORE PLUS.................      0.90%  B               $  85.32                3
EQ/LARGE CAP CORE PLUS.................      0.95%  B               $  84.87               10

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/LARGE CAP CORE PLUS...........      1.00%  B              $  84.43                 --
EQ/LARGE CAP CORE PLUS...........      1.10%  B              $  83.55                  1
EQ/LARGE CAP CORE PLUS...........      1.20%  B              $  82.67                 22
EQ/LARGE CAP CORE PLUS...........      1.25%  B              $  74.07                  3
EQ/LARGE CAP CORE PLUS...........      1.30%  B              $  81.05                 --
EQ/LARGE CAP CORE PLUS...........      1.34%  B              $  81.47                124
EQ/LARGE CAP CORE PLUS...........      1.35%  B              $  81.38                 --
EQ/LARGE CAP CORE PLUS...........      1.45%  B              $  80.53                 --

EQ/LARGE CAP GROWTH INDEX........      0.25%  B              $  66.00                 --
EQ/LARGE CAP GROWTH INDEX........      0.50%  B              $  64.48                  1
EQ/LARGE CAP GROWTH INDEX........      0.70%  B              $  70.14                  1
EQ/LARGE CAP GROWTH INDEX........      0.80%  B              $ 150.10                 --
EQ/LARGE CAP GROWTH INDEX........      0.90%  B              $  68.69                 11
EQ/LARGE CAP GROWTH INDEX........      0.95%  B              $  68.33                117
EQ/LARGE CAP GROWTH INDEX........      1.00%  B              $  67.98                 --
EQ/LARGE CAP GROWTH INDEX........      1.10%  B              $  67.27                  5
EQ/LARGE CAP GROWTH INDEX........      1.20%  B              $  66.57                188
EQ/LARGE CAP GROWTH INDEX........      1.25%  B              $  88.13                  7
EQ/LARGE CAP GROWTH INDEX........      1.30%  B              $  98.09                  1
EQ/LARGE CAP GROWTH INDEX........      1.34%  B              $  65.60              1,420
EQ/LARGE CAP GROWTH INDEX........      1.35%  B              $  65.53                  3
EQ/LARGE CAP GROWTH INDEX........      1.45%  B              $  64.84                  1

EQ/LARGE CAP GROWTH PLUS.........      0.25%  B              $  58.62                 --
EQ/LARGE CAP GROWTH PLUS.........      0.50%  B              $  57.27                  1
EQ/LARGE CAP GROWTH PLUS.........      0.70%  B              $ 100.65                  3
EQ/LARGE CAP GROWTH PLUS.........      0.80%  B              $ 149.84                 --
EQ/LARGE CAP GROWTH PLUS.........      0.90%  B              $  88.06                  3
EQ/LARGE CAP GROWTH PLUS.........      0.90%  B              $  98.35                 23
EQ/LARGE CAP GROWTH PLUS.........      0.95%  B              $  83.04                 85
EQ/LARGE CAP GROWTH PLUS.........      1.00%  B              $  97.22                 --
EQ/LARGE CAP GROWTH PLUS.........      1.10%  B              $  96.10                  2
EQ/LARGE CAP GROWTH PLUS.........      1.20%  B              $  91.21                147
EQ/LARGE CAP GROWTH PLUS.........      1.20%  B              $  94.98                  3
EQ/LARGE CAP GROWTH PLUS.........      1.25%  B              $  83.73                  3
EQ/LARGE CAP GROWTH PLUS.........      1.30%  B              $  96.43                  2
EQ/LARGE CAP GROWTH PLUS.........      1.34%  B              $ 139.68              1,451
EQ/LARGE CAP GROWTH PLUS.........      1.35%  B              $  93.34                 16
EQ/LARGE CAP GROWTH PLUS.........      1.45%  B              $  88.60                  7

EQ/LARGE CAP VALUE INDEX.........      0.00%  B              $  55.34                 --
EQ/LARGE CAP VALUE INDEX.........      0.25%  B              $  54.76                 --
EQ/LARGE CAP VALUE INDEX.........      0.25%  B              $ 121.05                 --
EQ/LARGE CAP VALUE INDEX.........      0.50%  B              $  54.18                 --
EQ/LARGE CAP VALUE INDEX.........      0.70%  B              $  53.72                 --
EQ/LARGE CAP VALUE INDEX.........      0.80%  B              $ 151.36                 --
EQ/LARGE CAP VALUE INDEX.........      0.90%  B              $  53.26                 10
EQ/LARGE CAP VALUE INDEX.........      0.95%  B              $  53.14                 20
EQ/LARGE CAP VALUE INDEX.........      1.00%  B              $  53.03                 --
EQ/LARGE CAP VALUE INDEX.........      1.10%  B              $  52.80                  3
EQ/LARGE CAP VALUE INDEX.........      1.20%  B              $  52.58                 28
EQ/LARGE CAP VALUE INDEX.........      1.25%  B              $  44.23                  4
EQ/LARGE CAP VALUE INDEX.........      1.30%  B              $  48.58                  1
EQ/LARGE CAP VALUE INDEX.........      1.34%  B              $  52.26                201

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                            Contract
                                            charges   Share Class   Unit Value   Units Outstanding (000s)
                                           --------- ------------- ------------ -------------------------
EQ/LARGE CAP VALUE INDEX................      1.35%  B              $  52.24                  1
EQ/LARGE CAP VALUE INDEX................      1.45%  B              $  52.01                 --

EQ/LARGE CAP VALUE PLUS.................      0.00%  A              $   6.50                 --
EQ/LARGE CAP VALUE PLUS.................      0.50%  A              $ 105.72                 --
EQ/LARGE CAP VALUE PLUS.................      0.70%  A              $  96.07                  7
EQ/LARGE CAP VALUE PLUS.................      0.90%  A              $  94.08                 63
EQ/LARGE CAP VALUE PLUS.................      1.00%  A              $  93.11                 --
EQ/LARGE CAP VALUE PLUS.................      1.20%  A              $  91.17                 78
EQ/LARGE CAP VALUE PLUS.................      1.34%  A              $  89.84              7,621
EQ/LARGE CAP VALUE PLUS.................      1.35%  A              $   6.29                 --
EQ/LARGE CAP VALUE PLUS.................      1.35%  A              $  89.75                 50
EQ/LARGE CAP VALUE PLUS.................      1.45%  A              $  95.00                  7
EQ/LARGE CAP VALUE PLUS.................      3.40%  A              $   5.78                 --
EQ/LARGE CAP VALUE PLUS.................      3.40%  A              $   5.98                 --
EQ/LARGE CAP VALUE PLUS.................      4.75%  A              $   5.59                 --
EQ/LARGE CAP VALUE PLUS.................      4.75%  A              $   5.77                 --
EQ/LARGE CAP VALUE PLUS.................      0.25%  B              $ 107.33                 --
EQ/LARGE CAP VALUE PLUS.................      0.50%  B              $ 104.86                  2
EQ/LARGE CAP VALUE PLUS.................      0.70%  B              $  95.28                 18
EQ/LARGE CAP VALUE PLUS.................      0.70%  B              $  96.07                 --
EQ/LARGE CAP VALUE PLUS.................      0.80%  B              $ 151.95                 --
EQ/LARGE CAP VALUE PLUS.................      0.90%  B              $  93.31                 14
EQ/LARGE CAP VALUE PLUS.................      0.90%  B              $  94.08                 --
EQ/LARGE CAP VALUE PLUS.................      0.95%  B              $  98.45                331
EQ/LARGE CAP VALUE PLUS.................      1.00%  B              $  93.11                 --
EQ/LARGE CAP VALUE PLUS.................      1.10%  B              $  91.38                  4
EQ/LARGE CAP VALUE PLUS.................      1.10%  B              $  92.14                 --
EQ/LARGE CAP VALUE PLUS.................      1.20%  B              $  90.43                756
EQ/LARGE CAP VALUE PLUS.................      1.20%  B              $  91.17                 --
EQ/LARGE CAP VALUE PLUS.................      1.25%  B              $  59.13                 14
EQ/LARGE CAP VALUE PLUS.................      1.30%  B              $  65.23                 15

EQ/LORD ABBETT GROWTH AND INCOME........      0.00%  B              $  97.18                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.25%  B              $  96.05                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.50%  B              $  94.93                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.70%  B              $  94.04                  2
EQ/LORD ABBETT GROWTH AND INCOME........      0.80%  B              $ 151.27                 --
EQ/LORD ABBETT GROWTH AND INCOME........      0.90%  B              $  93.16                  8
EQ/LORD ABBETT GROWTH AND INCOME........      0.95%  B              $  92.94                 12
EQ/LORD ABBETT GROWTH AND INCOME........      1.00%  B              $  92.72                 --
EQ/LORD ABBETT GROWTH AND INCOME........      1.10%  B              $  92.29                  2
EQ/LORD ABBETT GROWTH AND INCOME........      1.20%  B              $  91.85                 11
EQ/LORD ABBETT GROWTH AND INCOME........      1.25%  B              $  70.58                  2
EQ/LORD ABBETT GROWTH AND INCOME........      1.30%  B              $  76.82                  1
EQ/LORD ABBETT GROWTH AND INCOME........      1.34%  B              $  91.24                119
EQ/LORD ABBETT GROWTH AND INCOME........      1.35%  B              $  91.20                 --
EQ/LORD ABBETT GROWTH AND INCOME........      1.45%  B              $  90.77                 --

EQ/LORD ABBETT LARGE CAP CORE...........      0.00%  B              $ 115.16                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.25%  B              $ 113.82                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.50%  B              $ 112.50                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.70%  B              $ 111.44                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.80%  B              $ 142.78                 --
EQ/LORD ABBETT LARGE CAP CORE...........      0.90%  B              $ 110.40                  1

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/LORD ABBETT LARGE CAP CORE........      0.95%  B               $ 110.14                14
EQ/LORD ABBETT LARGE CAP CORE........      1.00%  B               $ 109.88                --
EQ/LORD ABBETT LARGE CAP CORE........      1.10%  B               $ 109.37                 4
EQ/LORD ABBETT LARGE CAP CORE........      1.20%  B               $ 108.85                40
EQ/LORD ABBETT LARGE CAP CORE........      1.25%  B               $  85.56                18
EQ/LORD ABBETT LARGE CAP CORE........      1.30%  B               $  94.65                 1
EQ/LORD ABBETT LARGE CAP CORE........      1.34%  B               $ 108.13               149
EQ/LORD ABBETT LARGE CAP CORE........      1.34%  B               $ 108.85                --
EQ/LORD ABBETT LARGE CAP CORE........      1.35%  B               $ 108.08                --
EQ/LORD ABBETT LARGE CAP CORE........      1.45%  B               $ 107.57                --

EQ/MID CAP INDEX.....................      0.25%  B               $ 104.61                --
EQ/MID CAP INDEX.....................      0.50%  B               $ 102.20                 1
EQ/MID CAP INDEX.....................      0.70%  B               $  97.99                22
EQ/MID CAP INDEX.....................      0.80%  B               $ 159.98                --
EQ/MID CAP INDEX.....................      0.90%  B               $  96.16                43
EQ/MID CAP INDEX.....................      0.95%  B               $  95.71               155
EQ/MID CAP INDEX.....................      1.00%  B               $  95.26                --
EQ/MID CAP INDEX.....................      1.10%  B               $  94.37                11
EQ/MID CAP INDEX.....................      1.20%  B               $  93.48               465
EQ/MID CAP INDEX.....................      1.25%  B               $  64.19                77
EQ/MID CAP INDEX.....................      1.30%  B               $  75.15                 6
EQ/MID CAP INDEX.....................      1.34%  B               $  92.25             2,200
EQ/MID CAP INDEX.....................      1.35%  B               $  92.16                 2
EQ/MID CAP INDEX.....................      1.45%  B               $  91.29                 1

EQ/MID CAP VALUE PLUS................      0.25%  B               $ 149.55                --
EQ/MID CAP VALUE PLUS................      0.50%  B               $ 146.11                 1
EQ/MID CAP VALUE PLUS................      0.70%  B               $ 116.35                 5
EQ/MID CAP VALUE PLUS................      0.80%  B               $ 169.15                --
EQ/MID CAP VALUE PLUS................      0.90%  B               $ 113.69                31
EQ/MID CAP VALUE PLUS................      0.90%  B               $ 140.70                 6
EQ/MID CAP VALUE PLUS................      0.95%  B               $ 142.89               178
EQ/MID CAP VALUE PLUS................      1.00%  B               $ 112.39                --
EQ/MID CAP VALUE PLUS................      1.10%  B               $ 111.09                11
EQ/MID CAP VALUE PLUS................      1.20%  B               $ 109.46               368
EQ/MID CAP VALUE PLUS................      1.20%  B               $ 109.80                25
EQ/MID CAP VALUE PLUS................      1.25%  B               $  70.22                22
EQ/MID CAP VALUE PLUS................      1.30%  B               $  80.55                12
EQ/MID CAP VALUE PLUS................      1.34%  B               $ 136.30             2,681
EQ/MID CAP VALUE PLUS................      1.35%  B               $ 107.91                14
EQ/MID CAP VALUE PLUS................      1.45%  B               $ 106.33                 2

EQ/MONEY MARKET......................      0.25%  A               $ 100.04                --
EQ/MONEY MARKET......................      0.50%  A               $ 106.97                --
EQ/MONEY MARKET......................      0.70%  A               $ 135.65                 1
EQ/MONEY MARKET......................      0.90%  A               $ 142.03                25
EQ/MONEY MARKET......................      1.00%  A               $  47.70                55
EQ/MONEY MARKET......................      1.00%  A               $ 143.17                --
EQ/MONEY MARKET......................      1.20%  A               $ 132.46                 1
EQ/MONEY MARKET......................      1.35%  A               $ 143.92               179
EQ/MONEY MARKET......................      1.35%  A               $ 144.61                35
EQ/MONEY MARKET......................      1.45%  A               $ 120.42                 1
EQ/MONEY MARKET......................      1.75%  A               $  36.46             1,591
EQ/MONEY MARKET......................      0.25%  B               $ 120.81                --

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                       Contract
                                       charges   Share Class   Unit Value   Units Outstanding (000s)
                                      --------- ------------- ------------ -------------------------
EQ/MONEY MARKET....................      0.50%  B               $ 118.04               --
EQ/MONEY MARKET....................      0.70%  B               $ 122.26                1
EQ/MONEY MARKET....................      0.80%  B               $  99.36               --
EQ/MONEY MARKET....................      0.90%  B               $ 112.89                1
EQ/MONEY MARKET....................      0.90%  B               $ 124.79                1
EQ/MONEY MARKET....................      0.95%  B               $ 119.11              208
EQ/MONEY MARKET....................      1.00%  B               $ 108.28               --
EQ/MONEY MARKET....................      1.10%  B               $ 117.26               36
EQ/MONEY MARKET....................      1.20%  B               $ 120.40               61
EQ/MONEY MARKET....................      1.25%  B               $ 101.11               65
EQ/MONEY MARKET....................      1.30%  B               $ 103.45                7

EQ/MONTAG & CALDWELL GROWTH........      0.00%  B               $ 125.64               --
EQ/MONTAG & CALDWELL GROWTH........      0.25%  B               $ 124.00               --
EQ/MONTAG & CALDWELL GROWTH........      0.50%  B               $ 122.39               --
EQ/MONTAG & CALDWELL GROWTH........      0.70%  B               $ 121.11                1
EQ/MONTAG & CALDWELL GROWTH........      0.80%  B               $ 143.18               --
EQ/MONTAG & CALDWELL GROWTH........      0.90%  B               $ 119.84                2
EQ/MONTAG & CALDWELL GROWTH........      0.95%  B               $ 119.53               25
EQ/MONTAG & CALDWELL GROWTH........      1.00%  B               $ 119.21               --
EQ/MONTAG & CALDWELL GROWTH........      1.10%  B               $ 118.59                5
EQ/MONTAG & CALDWELL GROWTH........      1.20%  B               $ 117.96               40
EQ/MONTAG & CALDWELL GROWTH........      1.25%  B               $  93.33               11
EQ/MONTAG & CALDWELL GROWTH........      1.30%  B               $ 103.01                3
EQ/MONTAG & CALDWELL GROWTH........      1.34%  B               $ 117.09              200
EQ/MONTAG & CALDWELL GROWTH........      1.35%  B               $ 117.03               --
EQ/MONTAG & CALDWELL GROWTH........      1.45%  B               $ 116.41               --

EQ/MUTUAL LARGE CAP EQUITY.........      0.00%  B               $  84.67               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.25%  B               $  83.97               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.50%  B               $  83.28               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.70%  B               $  82.72                1
EQ/MUTUAL LARGE CAP EQUITY.........      0.80%  B               $ 145.45               --
EQ/MUTUAL LARGE CAP EQUITY.........      0.90%  B               $  82.17                2
EQ/MUTUAL LARGE CAP EQUITY.........      0.95%  B               $  82.04               18
EQ/MUTUAL LARGE CAP EQUITY.........      1.00%  B               $  81.90               --
EQ/MUTUAL LARGE CAP EQUITY.........      1.10%  B               $  81.62                2
EQ/MUTUAL LARGE CAP EQUITY.........      1.20%  B               $  81.35               61
EQ/MUTUAL LARGE CAP EQUITY.........      1.25%  B               $  69.70                3
EQ/MUTUAL LARGE CAP EQUITY.........      1.30%  B               $  78.49               12
EQ/MUTUAL LARGE CAP EQUITY.........      1.34%  B               $  80.97              265
EQ/MUTUAL LARGE CAP EQUITY.........      1.35%  B               $  80.94               --
EQ/MUTUAL LARGE CAP EQUITY.........      1.45%  B               $  80.67               --

EQ/OPPENHEIMER GLOBAL..............      0.00%  B               $  96.73               --
EQ/OPPENHEIMER GLOBAL..............      0.25%  B               $  95.93               --
EQ/OPPENHEIMER GLOBAL..............      0.50%  B               $  95.14               --
EQ/OPPENHEIMER GLOBAL..............      0.70%  B               $  94.50                1
EQ/OPPENHEIMER GLOBAL..............      0.80%  B               $ 159.67               --
EQ/OPPENHEIMER GLOBAL..............      0.90%  B               $  93.87                2
EQ/OPPENHEIMER GLOBAL..............      0.95%  B               $  93.72               20
EQ/OPPENHEIMER GLOBAL..............      1.00%  B               $  93.56               --
EQ/OPPENHEIMER GLOBAL..............      1.10%  B               $  93.25                6
EQ/OPPENHEIMER GLOBAL..............      1.20%  B               $  92.93               36
EQ/OPPENHEIMER GLOBAL..............      1.25%  B               $  76.47                7

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                     Contract
                                     charges   Share Class   Unit Value   Units Outstanding (000s)
                                    --------- ------------- ------------ -------------------------
EQ/OPPENHEIMER GLOBAL............      1.30%  B              $  87.78                 2
EQ/OPPENHEIMER GLOBAL............      1.34%  B              $  92.50               168
EQ/OPPENHEIMER GLOBAL............      1.35%  B              $  92.47                --
EQ/OPPENHEIMER GLOBAL............      1.45%  B              $  92.16                --

EQ/PIMCO ULTRA SHORT BOND........      1.10%  A              $ 100.30                 2
EQ/PIMCO ULTRA SHORT BOND........      1.25%  A              $ 100.25                --
EQ/PIMCO ULTRA SHORT BOND........      0.00%  B              $ 116.26                --
EQ/PIMCO ULTRA SHORT BOND........      0.25%  B              $ 114.91                --
EQ/PIMCO ULTRA SHORT BOND........      0.50%  B              $ 113.57                --
EQ/PIMCO ULTRA SHORT BOND........      0.70%  B              $ 112.51                 3
EQ/PIMCO ULTRA SHORT BOND........      0.80%  B              $ 106.60                --
EQ/PIMCO ULTRA SHORT BOND........      0.90%  B              $ 111.46                20
EQ/PIMCO ULTRA SHORT BOND........      0.95%  B              $ 111.20               195
EQ/PIMCO ULTRA SHORT BOND........      1.00%  B              $ 110.94                --
EQ/PIMCO ULTRA SHORT BOND........      1.10%  B              $ 110.41                36
EQ/PIMCO ULTRA SHORT BOND........      1.20%  B              $ 109.89               198
EQ/PIMCO ULTRA SHORT BOND........      1.25%  B              $ 111.05                84
EQ/PIMCO ULTRA SHORT BOND........      1.30%  B              $ 110.49                 5
EQ/PIMCO ULTRA SHORT BOND........      1.34%  B              $ 109.17               804
EQ/PIMCO ULTRA SHORT BOND........      1.35%  B              $ 109.12                --
EQ/PIMCO ULTRA SHORT BOND........      1.45%  B              $ 108.60                --

EQ/QUALITY BOND PLUS.............      0.25%  A              $ 106.10                --
EQ/QUALITY BOND PLUS.............      0.50%  A              $ 103.61                --
EQ/QUALITY BOND PLUS.............      0.70%  A              $ 155.71                 1
EQ/QUALITY BOND PLUS.............      0.90%  A              $ 172.52                 8
EQ/QUALITY BOND PLUS.............      1.00%  A              $ 173.48                --
EQ/QUALITY BOND PLUS.............      1.20%  A              $ 154.21                 4
EQ/QUALITY BOND PLUS.............      1.34%  A              $ 171.70               692
EQ/QUALITY BOND PLUS.............      1.35%  A              $ 180.94                 9
EQ/QUALITY BOND PLUS.............      1.45%  A              $ 135.11                --
EQ/QUALITY BOND PLUS.............      0.25%  B              $ 140.24                --
EQ/QUALITY BOND PLUS.............      0.50%  B              $ 137.03                --
EQ/QUALITY BOND PLUS.............      0.70%  B              $ 141.29                --
EQ/QUALITY BOND PLUS.............      0.80%  B              $ 106.53                --
EQ/QUALITY BOND PLUS.............      0.90%  B              $ 139.83                 4
EQ/QUALITY BOND PLUS.............      0.95%  B              $ 137.65               107
EQ/QUALITY BOND PLUS.............      1.00%  B              $ 111.37                --
EQ/QUALITY BOND PLUS.............      1.10%  B              $ 135.51                 9
EQ/QUALITY BOND PLUS.............      1.20%  B              $ 135.29               124
EQ/QUALITY BOND PLUS.............      1.25%  B              $ 100.08                18
EQ/QUALITY BOND PLUS.............      1.30%  B              $ 100.28                 4

EQ/SMALL COMPANY INDEX...........      0.25%  B              $ 139.27                --
EQ/SMALL COMPANY INDEX...........      0.50%  B              $ 136.48                --
EQ/SMALL COMPANY INDEX...........      0.70%  B              $ 134.28                16
EQ/SMALL COMPANY INDEX...........      0.80%  B              $ 161.13                --
EQ/SMALL COMPANY INDEX...........      0.90%  B              $ 132.11                19
EQ/SMALL COMPANY INDEX...........      0.95%  B              $ 131.57                50
EQ/SMALL COMPANY INDEX...........      1.00%  B              $ 131.04                --
EQ/SMALL COMPANY INDEX...........      1.10%  B              $ 129.97                 9
EQ/SMALL COMPANY INDEX...........      1.20%  B              $ 128.91               196
EQ/SMALL COMPANY INDEX...........      1.25%  B              $  73.24                44
EQ/SMALL COMPANY INDEX...........      1.30%  B              $  80.73                 5

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
EQ/SMALL COMPANY INDEX...............      1.34%  B               $ 127.45              922
EQ/SMALL COMPANY INDEX...............      1.35%  B               $ 127.34                2
EQ/SMALL COMPANY INDEX...............      1.45%  B               $ 126.30               --

EQ/T. ROWE PRICE GROWTH STOCK........      0.00%  B               $  98.42               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.25%  B               $  97.14               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.50%  B               $  95.88               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.70%  B               $  94.88               11
EQ/T. ROWE PRICE GROWTH STOCK........      0.80%  B               $ 148.39               --
EQ/T. ROWE PRICE GROWTH STOCK........      0.90%  B               $  93.88               10
EQ/T. ROWE PRICE GROWTH STOCK........      0.95%  B               $  93.64               57
EQ/T. ROWE PRICE GROWTH STOCK........      1.00%  B               $  93.39               --
EQ/T. ROWE PRICE GROWTH STOCK........      1.10%  B               $  92.90                6
EQ/T. ROWE PRICE GROWTH STOCK........      1.20%  B               $  92.41              200
EQ/T. ROWE PRICE GROWTH STOCK........      1.25%  B               $  78.51               38
EQ/T. ROWE PRICE GROWTH STOCK........      1.30%  B               $  85.04                2
EQ/T. ROWE PRICE GROWTH STOCK........      1.34%  B               $  91.73              733
EQ/T. ROWE PRICE GROWTH STOCK........      1.35%  B               $  91.68                2
EQ/T. ROWE PRICE GROWTH STOCK........      1.45%  B               $  91.19               --

EQ/TEMPLETON GLOBAL EQUITY...........      0.00%  B               $  84.87               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.25%  B               $  84.17               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.50%  B               $  83.47               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.70%  B               $  82.91                1
EQ/TEMPLETON GLOBAL EQUITY...........      0.80%  B               $ 153.24               --
EQ/TEMPLETON GLOBAL EQUITY...........      0.90%  B               $  82.36                3
EQ/TEMPLETON GLOBAL EQUITY...........      0.95%  B               $  82.22               22
EQ/TEMPLETON GLOBAL EQUITY...........      1.00%  B               $  82.09               --
EQ/TEMPLETON GLOBAL EQUITY...........      1.10%  B               $  81.81                2
EQ/TEMPLETON GLOBAL EQUITY...........      1.20%  B               $  81.54               51
EQ/TEMPLETON GLOBAL EQUITY...........      1.25%  B               $  70.24                3
EQ/TEMPLETON GLOBAL EQUITY...........      1.30%  B               $  78.73               12
EQ/TEMPLETON GLOBAL EQUITY...........      1.34%  B               $  81.16              251
EQ/TEMPLETON GLOBAL EQUITY...........      1.35%  B               $  81.13               --
EQ/TEMPLETON GLOBAL EQUITY...........      1.45%  B               $  80.86               --

EQ/UBS GROWTH AND INCOME.............      0.00%  B               $ 109.54               --
EQ/UBS GROWTH AND INCOME.............      0.25%  B               $ 108.12               --
EQ/UBS GROWTH AND INCOME.............      0.50%  B               $ 106.71               --
EQ/UBS GROWTH AND INCOME.............      0.70%  B               $ 105.59                2
EQ/UBS GROWTH AND INCOME.............      0.80%  B               $ 157.11               --
EQ/UBS GROWTH AND INCOME.............      0.90%  B               $ 104.49                1
EQ/UBS GROWTH AND INCOME.............      0.95%  B               $ 104.21                9
EQ/UBS GROWTH AND INCOME.............      1.00%  B               $ 103.94               --
EQ/UBS GROWTH AND INCOME.............      1.10%  B               $ 103.39                2
EQ/UBS GROWTH AND INCOME.............      1.20%  B               $ 102.84               57
EQ/UBS GROWTH AND INCOME.............      1.25%  B               $  71.75               16
EQ/UBS GROWTH AND INCOME.............      1.30%  B               $  79.51                1
EQ/UBS GROWTH AND INCOME.............      1.34%  B               $ 102.09              119
EQ/UBS GROWTH AND INCOME.............      1.35%  B               $ 102.03               --
EQ/UBS GROWTH AND INCOME.............      1.45%  B               $ 101.49               --

EQ/VAN KAMPEN COMSTOCK...............      0.00%  B               $  96.28               --
EQ/VAN KAMPEN COMSTOCK...............      0.25%  B               $  95.16               --
EQ/VAN KAMPEN COMSTOCK...............      0.50%  B               $  94.05               --
EQ/VAN KAMPEN COMSTOCK...............      0.70%  B               $  93.17               --

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                          Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
EQ/VAN KAMPEN COMSTOCK................      0.80%  B               $ 156.75                --
EQ/VAN KAMPEN COMSTOCK................      0.90%  B               $  92.30                 2
EQ/VAN KAMPEN COMSTOCK................      0.95%  B               $  92.08                18
EQ/VAN KAMPEN COMSTOCK................      1.00%  B               $  91.87                --
EQ/VAN KAMPEN COMSTOCK................      1.10%  B               $  91.43                 2
EQ/VAN KAMPEN COMSTOCK................      1.20%  B               $  91.00                24
EQ/VAN KAMPEN COMSTOCK................      1.25%  B               $  71.45                 2
EQ/VAN KAMPEN COMSTOCK................      1.30%  B               $  78.14                 1
EQ/VAN KAMPEN COMSTOCK................      1.34%  B               $  90.40               161
EQ/VAN KAMPEN COMSTOCK................      1.35%  B               $  90.36                --
EQ/VAN KAMPEN COMSTOCK................      1.45%  B               $  89.93                --

EQ/VAN KAMPEN MID CAP GROWTH..........      0.00%  B               $ 138.16                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.25%  B               $ 136.55                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.50%  B               $ 134.96                 1
EQ/VAN KAMPEN MID CAP GROWTH..........      0.70%  B               $ 133.70                 2
EQ/VAN KAMPEN MID CAP GROWTH..........      0.80%  B               $ 167.66                --
EQ/VAN KAMPEN MID CAP GROWTH..........      0.90%  B               $ 132.45                11
EQ/VAN KAMPEN MID CAP GROWTH..........      0.95%  B               $ 132.14                43
EQ/VAN KAMPEN MID CAP GROWTH..........      1.00%  B               $ 131.83                --
EQ/VAN KAMPEN MID CAP GROWTH..........      1.10%  B               $ 131.21                11
EQ/VAN KAMPEN MID CAP GROWTH..........      1.20%  B               $ 130.59                85
EQ/VAN KAMPEN MID CAP GROWTH..........      1.25%  B               $  85.29                26
EQ/VAN KAMPEN MID CAP GROWTH..........      1.30%  B               $ 101.09                 4
EQ/VAN KAMPEN MID CAP GROWTH..........      1.34%  B               $ 129.73               478
EQ/VAN KAMPEN MID CAP GROWTH..........      1.35%  B               $ 129.66                 1
EQ/VAN KAMPEN MID CAP GROWTH..........      1.45%  B               $ 129.05                --

MULTIMANAGER AGGRESSIVE EQUITY........      0.25%  A               $ 144.39                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.50%  A               $  85.16                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.70%  A               $  69.95                17
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  A               $  86.31                44
MULTIMANAGER AGGRESSIVE EQUITY........      1.00%  A               $  98.35                --
MULTIMANAGER AGGRESSIVE EQUITY........      1.20%  A               $  75.73                20
MULTIMANAGER AGGRESSIVE EQUITY........      1.35%  A               $ 111.78               838
MULTIMANAGER AGGRESSIVE EQUITY........      1.35%  A               $ 117.68                52
MULTIMANAGER AGGRESSIVE EQUITY........      1.45%  A               $  61.74                 5
MULTIMANAGER AGGRESSIVE EQUITY........      1.75%  A               $  64.44             6,778
MULTIMANAGER AGGRESSIVE EQUITY........      0.25%  B               $  65.65                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.50%  B               $  64.15                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.70%  B               $  69.09                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.80%  B               $ 153.26                --
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  B               $  53.16                19
MULTIMANAGER AGGRESSIVE EQUITY........      0.90%  B               $  64.14                 2
MULTIMANAGER AGGRESSIVE EQUITY........      0.95%  B               $  67.31                71
MULTIMANAGER AGGRESSIVE EQUITY........      1.00%  B               $ 126.85                --
MULTIMANAGER AGGRESSIVE EQUITY........      1.10%  B               $  66.26                 5
MULTIMANAGER AGGRESSIVE EQUITY........      1.20%  B               $  61.76               166
MULTIMANAGER AGGRESSIVE EQUITY........      1.25%  B               $  71.08                11
MULTIMANAGER AGGRESSIVE EQUITY........      1.30%  B               $  82.38                 5

MULTIMANAGER CORE BOND................      0.25%  B               $ 142.30                --
MULTIMANAGER CORE BOND................      0.50%  B               $ 139.47                --
MULTIMANAGER CORE BOND................      0.70%  B               $ 120.27                --
MULTIMANAGER CORE BOND................      0.70%  B               $ 137.24                 1

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                              Contract
                                              charges   Share Class   Unit Value   Units Outstanding (000s)
                                             --------- ------------- ------------ -------------------------
MULTIMANAGER CORE BOND....................      0.80%  B               $ 108.38               --
MULTIMANAGER CORE BOND....................      0.90%  B               $ 119.07               --
MULTIMANAGER CORE BOND....................      0.90%  B               $ 135.05                6
MULTIMANAGER CORE BOND....................      0.95%  B               $ 134.50              106
MULTIMANAGER CORE BOND....................      1.00%  B               $ 133.96               --
MULTIMANAGER CORE BOND....................      1.10%  B               $ 132.88               12
MULTIMANAGER CORE BOND....................      1.20%  B               $ 117.29               --
MULTIMANAGER CORE BOND....................      1.20%  B               $ 131.81               97
MULTIMANAGER CORE BOND....................      1.25%  B               $ 115.05               23
MULTIMANAGER CORE BOND....................      1.30%  B               $ 114.00                4
MULTIMANAGER CORE BOND....................      1.34%  B               $ 130.33              415
MULTIMANAGER CORE BOND....................      1.35%  B               $ 130.22                2
MULTIMANAGER CORE BOND....................      1.45%  B               $ 129.17               --

MULTIMANAGER INTERNATIONAL EQUITY.........      0.25%  B               $ 136.98               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.50%  B               $ 134.26               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.70%  B               $ 110.55               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.70%  B               $ 132.11                1
MULTIMANAGER INTERNATIONAL EQUITY.........      0.80%  B               $ 160.79               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.90%  B               $ 109.45               --
MULTIMANAGER INTERNATIONAL EQUITY.........      0.90%  B               $ 130.00                8
MULTIMANAGER INTERNATIONAL EQUITY.........      0.95%  B               $ 129.48               62
MULTIMANAGER INTERNATIONAL EQUITY.........      1.00%  B               $ 128.95               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.10%  B               $ 127.92                3
MULTIMANAGER INTERNATIONAL EQUITY.........      1.20%  B               $ 102.25               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.20%  B               $ 126.88               70
MULTIMANAGER INTERNATIONAL EQUITY.........      1.25%  B               $  67.51                8
MULTIMANAGER INTERNATIONAL EQUITY.........      1.30%  B               $  78.51                3
MULTIMANAGER INTERNATIONAL EQUITY.........      1.34%  B               $ 125.45              429
MULTIMANAGER INTERNATIONAL EQUITY.........      1.35%  B               $ 125.35               --
MULTIMANAGER INTERNATIONAL EQUITY.........      1.45%  B               $ 124.34               --
MULTIMANAGER INTERNATIONAL EQUITY.........      2.75%  B               $ 145.26               13

MULTIMANAGER LARGE CAP CORE EQUITY........      0.25%  B               $ 108.82               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.50%  B               $ 106.66               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.70%  B               $ 100.56               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.70%  B               $ 104.95               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.80%  B               $ 153.13               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $  99.56               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $ 102.44               --
MULTIMANAGER LARGE CAP CORE EQUITY........      0.90%  B               $ 103.27                1
MULTIMANAGER LARGE CAP CORE EQUITY........      0.95%  B               $ 102.86               10
MULTIMANAGER LARGE CAP CORE EQUITY........      1.00%  B               $ 102.44               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.10%  B               $ 101.62                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.20%  B               $  98.07               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.20%  B               $ 100.80               23
MULTIMANAGER LARGE CAP CORE EQUITY........      1.25%  B               $  74.60                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.30%  B               $  83.28                1
MULTIMANAGER LARGE CAP CORE EQUITY........      1.34%  B               $  99.66              113
MULTIMANAGER LARGE CAP CORE EQUITY........      1.35%  B               $  99.58               --
MULTIMANAGER LARGE CAP CORE EQUITY........      1.45%  B               $  98.77               --

MULTIMANAGER LARGE CAP GROWTH.............      0.25%  B               $  83.87               --
MULTIMANAGER LARGE CAP GROWTH.............      0.50%  B               $  82.21               --
MULTIMANAGER LARGE CAP GROWTH.............      0.70%  B               $  80.89               --

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                         Contract
                                         charges   Share Class   Unit Value   Units Outstanding (000s)
                                        --------- ------------- ------------ -------------------------
MULTIMANAGER LARGE CAP GROWTH........      0.70%  B              $  88.44                --
MULTIMANAGER LARGE CAP GROWTH........      0.80%  B              $ 150.83                --
MULTIMANAGER LARGE CAP GROWTH........      0.90%  B              $  79.60                 8
MULTIMANAGER LARGE CAP GROWTH........      0.90%  B              $  87.56                --
MULTIMANAGER LARGE CAP GROWTH........      0.95%  B              $  79.28                44
MULTIMANAGER LARGE CAP GROWTH........      1.00%  B              $  78.96                --
MULTIMANAGER LARGE CAP GROWTH........      1.10%  B              $  78.32                 2
MULTIMANAGER LARGE CAP GROWTH........      1.20%  B              $  77.69                55
MULTIMANAGER LARGE CAP GROWTH........      1.20%  B              $  86.25                --
MULTIMANAGER LARGE CAP GROWTH........      1.25%  B              $  74.31                 2
MULTIMANAGER LARGE CAP GROWTH........      1.30%  B              $  80.79                 2
MULTIMANAGER LARGE CAP GROWTH........      1.34%  B              $  76.81               272
MULTIMANAGER LARGE CAP GROWTH........      1.35%  B              $  76.75                 1
MULTIMANAGER LARGE CAP GROWTH........      1.45%  B              $  76.13                --

MULTIMANAGER LARGE CAP VALUE.........      0.25%  B              $ 119.95                --
MULTIMANAGER LARGE CAP VALUE.........      0.50%  B              $ 117.57                --
MULTIMANAGER LARGE CAP VALUE.........      0.70%  B              $  99.56                --
MULTIMANAGER LARGE CAP VALUE.........      0.70%  B              $ 115.69                 2
MULTIMANAGER LARGE CAP VALUE.........      0.80%  B              $ 150.24                --
MULTIMANAGER LARGE CAP VALUE.........      0.90%  B              $  98.57                --
MULTIMANAGER LARGE CAP VALUE.........      0.90%  B              $ 113.84                 4
MULTIMANAGER LARGE CAP VALUE.........      0.95%  B              $ 113.38                71
MULTIMANAGER LARGE CAP VALUE.........      1.00%  B              $ 112.92                --
MULTIMANAGER LARGE CAP VALUE.........      1.10%  B              $ 112.01                 5
MULTIMANAGER LARGE CAP VALUE.........      1.20%  B              $  97.10                --
MULTIMANAGER LARGE CAP VALUE.........      1.20%  B              $ 111.11                77
MULTIMANAGER LARGE CAP VALUE.........      1.25%  B              $  70.74                 8
MULTIMANAGER LARGE CAP VALUE.........      1.30%  B              $  79.64                 3
MULTIMANAGER LARGE CAP VALUE.........      1.34%  B              $ 109.85               337
MULTIMANAGER LARGE CAP VALUE.........      1.35%  B              $ 109.76                --
MULTIMANAGER LARGE CAP VALUE.........      1.45%  B              $ 108.88                --

MULTIMANAGER MID CAP GROWTH..........      0.25%  B              $ 102.64                --
MULTIMANAGER MID CAP GROWTH..........      0.50%  B              $ 100.60                --
MULTIMANAGER MID CAP GROWTH..........      0.70%  B              $  98.99                 1
MULTIMANAGER MID CAP GROWTH..........      0.70%  B              $ 107.20                --
MULTIMANAGER MID CAP GROWTH..........      0.80%  B              $ 159.16                --
MULTIMANAGER MID CAP GROWTH..........      0.90%  B              $  97.40                 4
MULTIMANAGER MID CAP GROWTH..........      0.90%  B              $ 106.13                --
MULTIMANAGER MID CAP GROWTH..........      0.95%  B              $  97.01                60
MULTIMANAGER MID CAP GROWTH..........      1.00%  B              $  96.62                --
MULTIMANAGER MID CAP GROWTH..........      1.10%  B              $  95.84                 3
MULTIMANAGER MID CAP GROWTH..........      1.20%  B              $  95.07                92
MULTIMANAGER MID CAP GROWTH..........      1.20%  B              $  99.15                --
MULTIMANAGER MID CAP GROWTH..........      1.25%  B              $  76.55                 5
MULTIMANAGER MID CAP GROWTH..........      1.30%  B              $  88.91                 2
MULTIMANAGER MID CAP GROWTH..........      1.34%  B              $  93.99               503
MULTIMANAGER MID CAP GROWTH..........      1.35%  B              $  93.92                 1
MULTIMANAGER MID CAP GROWTH..........      1.45%  B              $  93.16                --
MULTIMANAGER MID CAP GROWTH..........      2.75%  B              $ 141.01                 8

MULTIMANAGER MID CAP VALUE...........      0.25%  B              $ 135.13                --
MULTIMANAGER MID CAP VALUE...........      0.50%  B              $ 132.45                --
MULTIMANAGER MID CAP VALUE...........      0.70%  B              $ 113.87                --

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                          Contract
                                          charges   Share Class   Unit Value   Units Outstanding (000s)
                                         --------- ------------- ------------ -------------------------
MULTIMANAGER MID CAP VALUE............      0.70%  B               $ 130.33               --
MULTIMANAGER MID CAP VALUE............      0.80%  B               $ 170.05               --
MULTIMANAGER MID CAP VALUE............      0.90%  B               $ 112.73               --
MULTIMANAGER MID CAP VALUE............      0.90%  B               $ 128.24                5
MULTIMANAGER MID CAP VALUE............      0.95%  B               $ 127.73               49
MULTIMANAGER MID CAP VALUE............      1.00%  B               $ 127.21               --
MULTIMANAGER MID CAP VALUE............      1.10%  B               $ 126.19                3
MULTIMANAGER MID CAP VALUE............      1.20%  B               $ 105.32               --
MULTIMANAGER MID CAP VALUE............      1.20%  B               $ 125.17               67
MULTIMANAGER MID CAP VALUE............      1.25%  B               $  79.65                9
MULTIMANAGER MID CAP VALUE............      1.30%  B               $  91.60                2
MULTIMANAGER MID CAP VALUE............      1.34%  B               $ 123.76              348
MULTIMANAGER MID CAP VALUE............      1.35%  B               $ 123.66               --
MULTIMANAGER MID CAP VALUE............      1.45%  B               $ 122.66               --
MULTIMANAGER MID CAP VALUE............      2.75%  B               $ 158.19                4

MULTIMANAGER MULTI-SECTOR BOND........      0.25%  A               $ 113.42               --
MULTIMANAGER MULTI-SECTOR BOND........      0.50%  A               $  88.11               --
MULTIMANAGER MULTI-SECTOR BOND........      0.70%  A               $ 102.61                1
MULTIMANAGER MULTI-SECTOR BOND........      0.90%  A               $ 134.01                5
MULTIMANAGER MULTI-SECTOR BOND........      1.00%  A               $ 144.78               --
MULTIMANAGER MULTI-SECTOR BOND........      1.20%  A               $ 112.66                4
MULTIMANAGER MULTI-SECTOR BOND........      1.34%  A               $ 149.37              580
MULTIMANAGER MULTI-SECTOR BOND........      1.35%  A               $ 159.23                8
MULTIMANAGER MULTI-SECTOR BOND........      1.45%  A               $  87.49                1
MULTIMANAGER MULTI-SECTOR BOND........      0.25%  B               $ 117.41               --
MULTIMANAGER MULTI-SECTOR BOND........      0.50%  B               $ 114.73               --
MULTIMANAGER MULTI-SECTOR BOND........      0.70%  B               $ 107.70               --
MULTIMANAGER MULTI-SECTOR BOND........      0.80%  B               $ 111.29               --
MULTIMANAGER MULTI-SECTOR BOND........      0.90%  B               $  90.94                5
MULTIMANAGER MULTI-SECTOR BOND........      0.95%  B               $ 104.93              114
MULTIMANAGER MULTI-SECTOR BOND........      1.00%  B               $ 122.76               --
MULTIMANAGER MULTI-SECTOR BOND........      1.10%  B               $ 103.30                4
MULTIMANAGER MULTI-SECTOR BOND........      1.20%  B               $  87.51              139
MULTIMANAGER MULTI-SECTOR BOND........      1.25%  B               $  81.72                8
MULTIMANAGER MULTI-SECTOR BOND........      1.30%  B               $  85.24                7

MULTIMANAGER SMALL CAP GROWTH.........      0.00%  B               $ 109.93               --
MULTIMANAGER SMALL CAP GROWTH.........      0.25%  B               $ 108.50               --
MULTIMANAGER SMALL CAP GROWTH.........      0.50%  B               $ 107.09               --
MULTIMANAGER SMALL CAP GROWTH.........      0.70%  B               $ 105.97                1
MULTIMANAGER SMALL CAP GROWTH.........      0.80%  B               $ 160.82               --
MULTIMANAGER SMALL CAP GROWTH.........      0.90%  B               $ 104.86                3
MULTIMANAGER SMALL CAP GROWTH.........      0.95%  B               $ 104.58               34
MULTIMANAGER SMALL CAP GROWTH.........      1.00%  B               $ 104.31               --
MULTIMANAGER SMALL CAP GROWTH.........      1.10%  B               $ 103.76                2
MULTIMANAGER SMALL CAP GROWTH.........      1.20%  B               $ 103.21               50
MULTIMANAGER SMALL CAP GROWTH.........      1.25%  B               $  70.12                4
MULTIMANAGER SMALL CAP GROWTH.........      1.30%  B               $  80.36                3
MULTIMANAGER SMALL CAP GROWTH.........      1.34%  B               $ 102.12               14
MULTIMANAGER SMALL CAP GROWTH.........      1.34%  B               $ 102.45              317
MULTIMANAGER SMALL CAP GROWTH.........      1.35%  B               $ 102.39                1
MULTIMANAGER SMALL CAP GROWTH.........      1.45%  B               $ 101.85               --

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2009


                                        Contract
                                        charges   Share Class   Unit Value   Units Outstanding (000s)
                                       --------- ------------- ------------ -------------------------
MULTIMANAGER SMALL CAP VALUE........      0.25%  B               $ 148.86               --
MULTIMANAGER SMALL CAP VALUE........      0.50%  B               $ 145.43               --
MULTIMANAGER SMALL CAP VALUE........      0.70%  B               $ 151.41               --
MULTIMANAGER SMALL CAP VALUE........      0.80%  B               $ 168.23               --
MULTIMANAGER SMALL CAP VALUE........      0.90%  B               $ 148.28               12
MULTIMANAGER SMALL CAP VALUE........      0.95%  B               $ 116.40               61
MULTIMANAGER SMALL CAP VALUE........      1.00%  B               $ 146.74               --
MULTIMANAGER SMALL CAP VALUE........      1.10%  B               $ 145.21               --
MULTIMANAGER SMALL CAP VALUE........      1.20%  B               $ 143.69               86
MULTIMANAGER SMALL CAP VALUE........      1.25%  B               $  64.94                3
MULTIMANAGER SMALL CAP VALUE........      1.30%  B               $  70.98                1
MULTIMANAGER SMALL CAP VALUE........      1.34%  B               $ 140.85               19
MULTIMANAGER SMALL CAP VALUE........      1.34%  B               $ 141.60              669
MULTIMANAGER SMALL CAP VALUE........      1.35%  B               $ 141.45                2
MULTIMANAGER SMALL CAP VALUE........      1.45%  B               $ 109.75               --

MULTIMANAGER TECHNOLOGY.............      0.25%  B               $ 110.21               --
MULTIMANAGER TECHNOLOGY.............      0.50%  B               $ 108.02                1
MULTIMANAGER TECHNOLOGY.............      0.70%  B               $ 106.29                2
MULTIMANAGER TECHNOLOGY.............      0.70%  B               $ 120.60               --
MULTIMANAGER TECHNOLOGY.............      0.80%  B               $ 163.51               --
MULTIMANAGER TECHNOLOGY.............      0.90%  B               $ 104.59                7
MULTIMANAGER TECHNOLOGY.............      0.90%  B               $ 119.40               --
MULTIMANAGER TECHNOLOGY.............      0.95%  B               $ 104.17               64
MULTIMANAGER TECHNOLOGY.............      1.00%  B               $ 103.75               --
MULTIMANAGER TECHNOLOGY.............      1.10%  B               $ 102.91                6
MULTIMANAGER TECHNOLOGY.............      1.20%  B               $ 102.08              131
MULTIMANAGER TECHNOLOGY.............      1.25%  B               $  84.88               10
MULTIMANAGER TECHNOLOGY.............      1.30%  B               $  99.80                3
MULTIMANAGER TECHNOLOGY.............      1.34%  B               $ 100.93              896
MULTIMANAGER TECHNOLOGY.............      1.35%  B               $ 100.85                3
MULTIMANAGER TECHNOLOGY.............      1.45%  B               $ 100.03                1
MULTIMANAGER TECHNOLOGY.............      2.75%  B               $ 111.33               --
MULTIMANAGER TECHNOLOGY.............      2.75%  B               $ 156.93                4

TARGET 2015 ALLOCATION..............      0.00%  B               $  97.56               --
TARGET 2015 ALLOCATION..............      0.25%  B               $  96.76               --
TARGET 2015 ALLOCATION..............      0.50%  B               $  95.96               --
TARGET 2015 ALLOCATION..............      0.70%  B               $  95.32               --
TARGET 2015 ALLOCATION..............      0.80%  B               $ 136.16               --
TARGET 2015 ALLOCATION..............      0.90%  B               $  94.68                6
TARGET 2015 ALLOCATION..............      0.95%  B               $  94.52                4
TARGET 2015 ALLOCATION..............      1.00%  B               $  94.37               --
TARGET 2015 ALLOCATION..............      1.10%  B               $  94.05                2
TARGET 2015 ALLOCATION..............      1.20%  B               $  93.74               13
TARGET 2015 ALLOCATION..............      1.25%  B               $  81.09                5
TARGET 2015 ALLOCATION..............      1.30%  B               $  89.15               --
TARGET 2015 ALLOCATION..............      1.34%  B               $  93.30              141
TARGET 2015 ALLOCATION..............      1.35%  B               $  93.26               --
TARGET 2015 ALLOCATION..............      1.45%  B               $  92.95               --

TARGET 2025 ALLOCATION..............      0.00%  B               $  94.32               --
TARGET 2025 ALLOCATION..............      0.25%  B               $  93.54               --
TARGET 2025 ALLOCATION..............      0.50%  B               $  92.77               --
TARGET 2025 ALLOCATION..............      0.70%  B               $  92.15                2

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2009


                                  Contract
                                  charges   Share Class   Unit Value   Units Outstanding (000s)
                                 --------- ------------- ------------ -------------------------
TARGET 2025 ALLOCATION........      0.80%  B               $ 143.13               --
TARGET 2025 ALLOCATION........      0.90%  B               $  91.54                5
TARGET 2025 ALLOCATION........      0.95%  B               $  91.39                6
TARGET 2025 ALLOCATION........      1.00%  B               $  91.23               --
TARGET 2025 ALLOCATION........      1.10%  B               $  90.93               10
TARGET 2025 ALLOCATION........      1.20%  B               $  90.62               33
TARGET 2025 ALLOCATION........      1.25%  B               $  77.11                3
TARGET 2025 ALLOCATION........      1.30%  B               $  85.81               --
TARGET 2025 ALLOCATION........      1.34%  B               $  90.20              162
TARGET 2025 ALLOCATION........      1.35%  B               $  90.17                1
TARGET 2025 ALLOCATION........      1.45%  B               $  89.86               --

TARGET 2035 ALLOCATION........      0.00%  B               $  92.42               --
TARGET 2035 ALLOCATION........      0.25%  B               $  91.66               --
TARGET 2035 ALLOCATION........      0.50%  B               $  90.90               --
TARGET 2035 ALLOCATION........      0.70%  B               $  90.29               --
TARGET 2035 ALLOCATION........      0.80%  B               $ 148.67               --
TARGET 2035 ALLOCATION........      0.90%  B               $  89.69                4
TARGET 2035 ALLOCATION........      0.95%  B               $  89.54                6
TARGET 2035 ALLOCATION........      1.00%  B               $  89.39               --
TARGET 2035 ALLOCATION........      1.10%  B               $  89.09                8
TARGET 2035 ALLOCATION........      1.20%  B               $  88.79               22
TARGET 2035 ALLOCATION........      1.25%  B               $  74.38                6
TARGET 2035 ALLOCATION........      1.30%  B               $  83.68               --
TARGET 2035 ALLOCATION........      1.34%  B               $  88.38              123
TARGET 2035 ALLOCATION........      1.35%  B               $  88.35               --
TARGET 2035 ALLOCATION........      1.45%  B               $  88.05               --

TARGET 2045 ALLOCATION........      0.00%  B               $  90.03               --
TARGET 2045 ALLOCATION........      0.25%  B               $  89.29               --
TARGET 2045 ALLOCATION........      0.50%  B               $  88.55               --
TARGET 2045 ALLOCATION........      0.70%  B               $  87.96               --
TARGET 2045 ALLOCATION........      0.80%  B               $ 154.24               --
TARGET 2045 ALLOCATION........      0.90%  B               $  87.37                4
TARGET 2045 ALLOCATION........      0.95%  B               $  87.22                5
TARGET 2045 ALLOCATION........      1.00%  B               $  87.08               --
TARGET 2045 ALLOCATION........      1.10%  B               $  86.79                4
TARGET 2045 ALLOCATION........      1.20%  B               $  86.50               12
TARGET 2045 ALLOCATION........      1.25%  B               $  71.30                1
TARGET 2045 ALLOCATION........      1.30%  B               $  81.12               --
TARGET 2045 ALLOCATION........      1.34%  B               $  86.09               91
TARGET 2045 ALLOCATION........      1.35%  B               $  86.06               --
TARGET 2045 ALLOCATION........      1.45%  B               $  85.77               --



                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         ALL ASSET     AXA AGGRESSIVE   AXA BALANCED
                                                      ALLOCATION (c)     ALLOCATION     STRATEGY (a)
                                                     ---------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   34,327     $    2,252,584     $ 69,043
 Expenses:..........................................
  Less: Asset-based charges.........................         3,393          2,500,035       18,400
  Less: Reduction for expense limitation............            --                 --           --
                                                        ----------     --------------     --------
  Net Expenses......................................         3,393          2,500,035       18,400
                                                        ----------     --------------     --------
Net Investment Income (Loss)........................        30,934           (247,451)      50,643
                                                        ----------     --------------     --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............            69        (28,168,331)       6,802
  Realized gain distribution from The Trusts........        26,431         27,273,591       28,837
                                                        ----------     --------------     --------
 Net realized gain (loss)...........................        26,500           (894,740)      35,639
                                                        ----------     --------------     --------
  Change in unrealized appreciation
   (depreciation) of investments....................       (17,554)        50,664,647       54,313
                                                        ----------     --------------     --------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................         8,946         49,769,907       89,952
                                                        ----------     --------------     --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   39,880     $   49,522,456     $140,595
                                                        ==========     ==============     ========

                                                      AXA CONSERVATIVE     AXA CONSERVATIVE    AXA CONSERVATIVE
                                                         ALLOCATION      GROWTH STRATEGY (a)     STRATEGY (a)
                                                     ------------------ --------------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $   1,637,859           $15,336            $   4,724
 Expenses:..........................................
  Less: Asset-based charges.........................         810,138             4,886                1,155
  Less: Reduction for expense limitation............              --                --                   --
                                                       -------------           -------            ---------
  Net Expenses......................................         810,138             4,886                1,155
                                                       -------------           -------            ---------
Net Investment Income (Loss)........................         827,721            10,450                3,569
                                                       -------------           -------            ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (3,929,560)            8,029                2,911
  Realized gain distribution from The Trusts........       2,361,579             4,352                  534
                                                       -------------           -------            ---------
 Net realized gain (loss)...........................      (1,567,981)           12,381                3,445
                                                       -------------           -------            ---------
  Change in unrealized appreciation
   (depreciation) of investments....................       6,178,939            20,394               (1,652)
                                                       -------------           -------            ---------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       4,610,958            32,775                1,793
                                                       -------------           -------            ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   5,438,679           $43,225            $   5,362
                                                       =============           =======            =========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      AXA CONSERVATIVE-PLUS   AXA GROWTH     AXA MODERATE
                                                           ALLOCATION        STRATEGY (b)     ALLOCATION
                                                     ---------------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................      $  2,023,951          $13,298     $  22,121,686
 Expenses:..........................................
  Less: Asset-based charges.........................         1,208,065            4,330        18,979,394
  Less: Reduction for expense limitation............                --               --        (4,283,587)
                                                          ------------          -------     -------------
  Net Expenses......................................         1,208,065            4,330        14,695,807
                                                          ------------          -------     -------------
Net Investment Income (Loss)........................           815,886            8,968         7,425,879
                                                          ------------          -------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............        (7,172,072)           8,162       (36,386,480)
  Realized gain distribution from The Trusts........         6,434,336            6,794        92,892,698
                                                          ------------          -------     -------------
 Net realized gain (loss)...........................          (737,736)          14,956        56,506,218
                                                          ------------          -------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................        12,108,048           12,851       138,523,995
                                                          ------------          -------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        11,370,312           27,807       195,030,213
                                                          ------------          -------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................      $ 12,186,198          $36,775     $ 202,456,092
                                                          ============          =======     =============

                                                      AXA MODERATE-PLUS   EQ/ALLIANCEBERNSTEIN   EQ/ALLIANCEBERNSTEIN
                                                          ALLOCATION          INTERNATIONAL        SMALL CAP GROWTH
                                                     ------------------- ---------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   7,915,476        $  12,235,353          $      332,595
 Expenses:..........................................
  Less: Asset-based charges.........................        6,852,897            5,968,682               2,824,821
  Less: Reduction for expense limitation............               --                   --                      --
                                                        -------------        -------------          --------------
  Net Expenses......................................        6,852,897            5,968,682               2,824,821
                                                        -------------        -------------          --------------
Net Investment Income (Loss)........................        1,062,579            6,266,671              (2,492,226)
                                                        -------------        -------------          --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (48,950,379)         (60,112,404)            (28,313,781)
  Realized gain distribution from The Trusts........       53,459,481                   --                      --
                                                        -------------        -------------          --------------
 Net realized gain (loss)...........................        4,509,102          (60,112,404)            (28,313,781)
                                                        -------------        -------------          --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      100,760,740          162,512,273              97,071,168
                                                        -------------        -------------          --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      105,269,842          102,399,869              68,757,387
                                                        -------------        -------------          --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 106,332,421        $ 108,666,540          $   66,265,161
                                                        =============        =============          ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/AXA FRANKLIN
                                                         SMALL CAP     EQ/BLACKROCK BASIC       EQ/BLACKROCK
                                                        VALUE CORE        VALUE EQUITY      INTERNATIONAL VALUE
                                                     ---------------- -------------------- ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      94,565      $    7,238,096       $    4,502,117
 Expenses:..........................................
  Less: Asset-based charges.........................        117,457           3,408,002            2,750,674
  Less: Reduction for expense limitation............             --                  --                   --
                                                      -------------      --------------       --------------
  Net Expenses......................................        117,457           3,408,002            2,750,674
                                                      -------------      --------------       --------------
Net Investment Income (Loss)........................        (22,892)          3,830,094            1,751,443
                                                      -------------      --------------       --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (2,088,015)        (23,704,481)         (31,017,073)
  Realized gain distribution from The Trusts........             --                  --                   --
                                                      -------------      --------------       --------------
 Net realized gain (loss)...........................     (2,088,015)        (23,704,481)         (31,017,073)
                                                      -------------      --------------       --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      4,465,660          89,803,308           85,045,272
                                                      -------------      --------------       --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      2,377,645          66,098,827           54,028,199
                                                      -------------      --------------       --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   2,354,753      $   69,928,921       $   55,779,642
                                                      =============      ==============       ==============

                                                      EQ/BOSTON ADVISORS        EQ/CALVERT          EQ/CAPITAL
                                                         EQUITY INCOME     SOCIALLY RESPONSIBLE   GUARDIAN GROWTH
                                                     -------------------- ---------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $   1,162,528         $      39,089       $      49,205
 Expenses:..........................................
  Less: Asset-based charges.........................          571,519               198,881             182,183
  Less: Reduction for expense limitation............               --                    --                  --
                                                        -------------         -------------       -------------
  Net Expenses......................................          571,519               198,881             182,183
                                                        -------------         -------------       -------------
Net Investment Income (Loss)........................          591,009              (159,792)           (132,978)
                                                        -------------         -------------       -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............       (9,518,856)           (1,198,023)         (1,567,967)
  Realized gain distribution from The Trusts........               --                    --                  --
                                                        -------------         -------------       -------------
 Net realized gain (loss)...........................       (9,518,856)           (1,198,023)         (1,567,967)
                                                        -------------         -------------       -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       14,328,905             5,547,751           5,776,621
                                                        -------------         -------------       -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................        4,810,049             4,349,728           4,208,654
                                                        -------------         -------------       -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $   5,401,058         $   4,189,936       $   4,075,676
                                                        =============         =============       =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/CAPITAL
                                                         GUARDIAN         EQ/COMMON
                                                         RESEARCH        STOCK INDEX
                                                     ---------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,614,924   $    36,711,714
 Expenses:..........................................
  Less: Asset-based charges.........................       1,803,457        26,135,745
  Less: Reduction for expense limitation............              --          (390,317)
                                                      --------------   ---------------
  Net Expenses......................................       1,803,457        25,745,428
                                                      --------------   ---------------
Net Investment Income (Loss)........................        (188,533)       10,966,286
                                                      --------------   ---------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (12,301,306)     (184,477,707)
  Realized gain distribution from The Trusts........              --                --
                                                      --------------   ---------------
 Net realized gain (loss)...........................     (12,301,306)     (184,477,707)
                                                      --------------   ---------------
  Change in unrealized appreciation
   (depreciation) of investments....................      50,010,433       621,996,052
                                                      --------------   ---------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      37,709,127       437,518,345
                                                      --------------   ---------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   37,520,594   $   448,484,631
                                                      ==============   ===============

                                                         EQ/CORE       EQ/DAVIS NEW      EQ/EQUITY        EQ/EQUITY
                                                        BOND INDEX     YORK VENTURE      500 INDEX       GROWTH PLUS
                                                     --------------- --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   2,932,372   $     298,047   $  13,998,364    $    2,679,064
 Expenses:..........................................
  Less: Asset-based charges.........................      1,339,035         190,028       8,298,314         3,846,041
  Less: Reduction for expense limitation............             --              --              --                --
                                                      -------------   -------------   -------------    --------------
  Net Expenses......................................      1,339,035         190,028       8,298,314         3,846,041
                                                      -------------   -------------   -------------    --------------
Net Investment Income (Loss)........................      1,593,337         108,019       5,700,050        (1,166,977)
                                                      -------------   -------------   -------------    --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,279,756)     (2,139,605)    (54,613,799)      (29,472,950)
  Realized gain distribution from The Trusts........             --              --       1,799,512                --
                                                      -------------   -------------   -------------    --------------
 Net realized gain (loss)...........................     (5,279,756)     (2,139,605)    (52,814,287)      (29,472,950)
                                                      -------------   -------------   -------------    --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      3,877,623       6,587,138     193,023,835       105,183,233
                                                      -------------   -------------   -------------    --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................     (1,402,133)      4,447,533     140,209,548        75,710,283
                                                      -------------   -------------   -------------    --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $     191,204   $   4,555,552   $ 145,909,598    $   74,543,306
                                                      =============   =============   =============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/EVERGREEN     EQ/FRANKLIN
                                                          OMEGA       CORE BALANCED
                                                     -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     57,664   $    3,838,027
 Expenses:..........................................
  Less: Asset-based charges.........................       388,969          850,928
  Less: Reduction for expense limitation............            --               --
                                                      ------------   --------------
  Net Expenses......................................       388,969          850,928
                                                      ------------   --------------
Net Investment Income (Loss)........................      (331,305)       2,987,099
                                                      ------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,964,016)     (10,048,926)
  Realized gain distribution from The Trusts........            --               --
                                                      ------------   --------------
 Net realized gain (loss)...........................    (1,964,016)     (10,048,926)
                                                      ------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments....................    12,917,877       24,253,313
                                                      ------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    10,953,861       14,204,387
                                                      ------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 10,622,556   $   17,191,486
                                                      ============   ==============

                                                       EQ/FRANKLIN      EQ/GAMCO
                                                        TEMPLETON      MERGERS AND   EQ/GAMCO SMALL     EQ/GLOBAL
                                                        ALLOCATION    ACQUISITIONS    COMPANY VALUE     BOND PLUS
                                                     --------------- -------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     889,483    $       --    $      702,471   $     421,747
 Expenses:..........................................
  Less: Asset-based charges.........................        439,612       152,145         1,918,822         659,689
  Less: Reduction for expense limitation............             --            --                --              --
                                                      -------------    ----------    --------------   -------------
  Net Expenses......................................        439,612       152,145         1,918,822         659,689
                                                      -------------    ----------    --------------   -------------
Net Investment Income (Loss)........................        449,871      (152,145)       (1,216,351)       (237,942)
                                                      -------------    ----------    --------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (4,889,094)     (970,513)      (11,392,879)     (5,137,099)
  Realized gain distribution from The Trusts........             --        62,895                --         194,025
                                                      -------------    ----------    --------------   -------------
 Net realized gain (loss)...........................     (4,889,094)     (907,618)      (11,392,879)     (4,943,074)
                                                      -------------    ----------    --------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments....................     13,002,111     2,758,156        64,621,116       5,288,641
                                                      -------------    ----------    --------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      8,113,017     1,850,538        53,228,237         345,567
                                                      -------------    ----------    --------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   8,562,888    $1,698,393    $   52,011,886   $     107,625
                                                      =============    ==========    ==============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                         EQ/GLOBAL      EQ/INTERMEDIATE
                                                        MULTI-SECTOR       GOVERNMENT
                                                           EQUITY          BOND INDEX
                                                     ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     4,310,876    $  1,291,352
 Expenses:..........................................
  Less: Asset-based charges.........................        4,187,840       1,398,664
  Less: Reduction for expense limitation............               --          (6,140)
                                                      ---------------    ------------
  Net Expenses......................................        4,187,840       1,392,524
                                                      ---------------    ------------
Net Investment Income (Loss)........................          123,036        (101,172)
                                                      ---------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (116,820,508)     (1,005,660)
  Realized gain distribution from The Trusts........               --              --
                                                      ---------------    ------------
 Net realized gain (loss)...........................     (116,820,508)     (1,005,660)
                                                      ---------------    ------------
  Change in unrealized appreciation
   (depreciation) of investments....................      243,702,267      (2,789,862)
                                                      ---------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      126,881,759      (3,795,522)
                                                      ---------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   127,004,795    $ (3,896,694)
                                                      ===============    ============

                                                                                             EQ/JPMORGAN
                                                      EQ/INTERNATIONAL   EQ/INTERNATIONAL       VALUE        EQ/LARGE CAP
                                                          CORE PLUS           GROWTH        OPPORTUNITIES     CORE PLUS
                                                     ------------------ ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $    3,204,357      $    438,938     $    547,553    $     512,257
 Expenses:..........................................
  Less: Asset-based charges.........................        1,227,725           421,085          481,924          140,935
  Less: Reduction for expense limitation............               --                --               --               --
                                                       --------------      ------------     ------------    -------------
  Net Expenses......................................        1,227,725           421,085          481,924          140,935
                                                       --------------      ------------     ------------    -------------
Net Investment Income (Loss)........................        1,976,632            17,853           65,629          371,322
                                                       --------------      ------------     ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (15,797,207)       (6,212,258)      (6,715,882)      (2,126,717)
  Realized gain distribution from The Trusts........               --                --               --               --
                                                       --------------      ------------     ------------    -------------
 Net realized gain (loss)...........................      (15,797,207)       (6,212,258)      (6,715,882)      (2,126,717)
                                                       --------------      ------------     ------------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       42,867,149        16,734,146       16,766,280        4,338,927
                                                       --------------      ------------     ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       27,069,942        10,521,888       10,050,398        2,212,210
                                                       --------------      ------------     ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   29,046,574      $ 10,539,741     $ 10,116,027    $   2,583,532
                                                       ==============      ============     ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/LARGE CAP   EQ/LARGE CAP    EQ/LARGE CAP
                                                      GROWTH INDEX    GROWTH PLUS    VALUE INDEX
                                                     -------------- -------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  2,083,388   $ 2,539,546    $   1,085,075
 Expenses:..........................................
  Less: Asset-based charges.........................     1,238,715     2,591,884          139,151
  Less: Reduction for expense limitation............            --            --               --
                                                      ------------   -----------    -------------
  Net Expenses......................................     1,238,715     2,591,884          139,151
                                                      ------------   -----------    -------------
Net Investment Income (Loss)........................       844,673       (52,338)         945,924
                                                      ------------   -----------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (1,593,693)    4,395,817       (5,087,664)
  Realized gain distribution from The Trusts........            --            --               --
                                                      ------------   -----------    -------------
 Net realized gain (loss)...........................    (1,593,693)    4,395,817       (5,087,664)
                                                      ------------   -----------    -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    29,855,204    53,287,739        6,368,390
                                                      ------------   -----------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    28,261,511    57,683,556        1,280,726
                                                      ------------   -----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 29,106,184   $57,631,218    $   2,226,650
                                                      ============   ===========    =============

                                                        EQ/LARGE CAP      EQ/LORD ABBETT    EQ/LORD ABBETT
                                                         VALUE PLUS     GROWTH AND INCOME   LARGE CAP CORE
                                                     ----------------- ------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    17,468,020     $      88,943     $     127,620
 Expenses:..........................................
  Less: Asset-based charges.........................        9,370,974           151,072           201,979
  Less: Reduction for expense limitation............               --                --                --
                                                      ---------------     -------------     -------------
  Net Expenses......................................        9,370,974           151,072           201,979
                                                      ---------------     -------------     -------------
Net Investment Income (Loss)........................        8,097,046           (62,129)          (74,359)
                                                      ---------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (142,478,704)       (3,127,465)       (1,816,047)
  Realized gain distribution from The Trusts........               --                --                --
                                                      ---------------     -------------     -------------
 Net realized gain (loss)...........................     (142,478,704)       (3,127,465)       (1,816,047)
                                                      ---------------     -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      264,371,449         5,375,606         5,813,281
                                                      ---------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      121,892,745         2,248,141         3,997,234
                                                      ---------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   129,989,791     $   2,186,012     $   3,922,875
                                                      ===============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                        EQ/MID CAP       EQ/MID CAP        EQ/MONEY
                                                           INDEX         VALUE PLUS         MARKET
                                                     ---------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    2,526,427   $    4,077,951   $    285,286
 Expenses:..........................................
  Less: Asset-based charges.........................       2,865,380        3,931,956      2,179,196
  Less: Reduction for expense limitation............              --               --           (123)
                                                      --------------   --------------   ------------
  Net Expenses......................................       2,865,380        3,931,956      2,179,073
                                                      --------------   --------------   ------------
Net Investment Income (Loss)........................        (338,953)         145,995     (1,893,787)
                                                      --------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (40,669,534)     (72,416,519)       (81,776)
  Realized gain distribution from The Trusts........              --               --             --
                                                      --------------   --------------   ------------
 Net realized gain (loss)...........................     (40,669,534)     (72,416,519)       (81,776)
                                                      --------------   --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     110,973,205      148,390,156        130,919
                                                      --------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      70,303,671       75,973,637         49,143
                                                      --------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   69,964,718   $   76,119,632   $ (1,844,644)
                                                      ==============   ==============   ============

                                                        EQ/MONTAG &         EQ/MUTUAL      EQ/OPPENHEIMER
                                                      CALDWELL GROWTH   LARGE CAP EQUITY       GLOBAL
                                                     ----------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $     112,171     $      48,020     $     108,057
 Expenses:..........................................
  Less: Asset-based charges.........................         323,360           327,118           196,632
  Less: Reduction for expense limitation............              --                --                --
                                                       -------------     -------------     -------------
  Net Expenses......................................         323,360           327,118           196,632
                                                       -------------     -------------     -------------
Net Investment Income (Loss)........................        (211,189)         (279,098)          (88,575)
                                                       -------------     -------------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (2,553,089)       (4,674,128)       (2,156,868)
  Realized gain distribution from The Trusts........              --                --                --
                                                       -------------     -------------     -------------
 Net realized gain (loss)...........................      (2,553,089)       (4,674,128)       (2,156,868)
                                                       -------------     -------------     -------------
  Change in unrealized appreciation
   (depreciation) of investments....................       9,435,395        10,705,264         7,354,325
                                                       -------------     -------------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................       6,882,306         6,031,136         5,197,457
                                                       -------------     -------------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $   6,671,117     $   5,752,038     $   5,108,882
                                                       =============     =============     =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/PIMCO ULTRA    EQ/QUALITY       EQ/SMALL
                                                        SHORT BOND      BOND PLUS      COMPANY INDEX
                                                     --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $   1,374,789   $   4,744,672   $    1,847,251
 Expenses:..........................................
  Less: Asset-based charges.........................      1,472,299       1,680,932        1,572,692
  Less: Reduction for expense limitation............             --              --               --
                                                      -------------   -------------   --------------
  Net Expenses......................................      1,472,299       1,680,932        1,572,692
                                                      -------------   -------------   --------------
Net Investment Income (Loss)........................        (97,510)      3,063,740          274,559
                                                      -------------   -------------   --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,269,769)     (3,894,674)     (21,088,359)
  Realized gain distribution from The Trusts........        297,100              --               --
                                                      -------------   -------------   --------------
 Net realized gain (loss)...........................     (4,972,669)     (3,894,674)     (21,088,359)
                                                      -------------   -------------   --------------
  Change in unrealized appreciation
   (depreciation) of investments....................      9,671,573       6,292,433       51,365,509
                                                      -------------   -------------   --------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      4,698,904       2,397,759       30,277,150
                                                      -------------   -------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   4,601,394   $   5,461,499   $   30,551,709
                                                      =============   =============   ==============

                                                      EQ/T. ROWE PRICE    EQ/TEMPLETON   EQ/UBS GROWTH
                                                        GROWTH STOCK     GLOBAL EQUITY     AND INCOME
                                                     ------------------ --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................    $         --     $     361,479   $     144,212
 Expenses:..........................................
  Less: Asset-based charges.........................         889,733           285,479         214,771
  Less: Reduction for expense limitation............              --                --              --
                                                        ------------     -------------   -------------
  Net Expenses......................................         889,733           285,479         214,771
                                                        ------------     -------------   -------------
Net Investment Income (Loss)........................        (889,733)           76,000         (70,559)
                                                        ------------     -------------   -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............      (4,848,544)       (4,057,509)     (3,485,462)
  Realized gain distribution from The Trusts........              --                --              --
                                                        ------------     -------------   -------------
 Net realized gain (loss)...........................      (4,848,544)       (4,057,509)     (3,485,462)
                                                        ------------     -------------   -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      30,073,682         9,908,524       8,247,785
                                                        ------------     -------------   -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      25,225,138         5,851,015       4,762,323
                                                        ------------     -------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................    $ 24,335,405     $   5,927,015   $   4,691,764
                                                        ============     =============   =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                      EQ/VAN KAMPEN    EQ/VAN KAMPEN      MULTIMANAGER
                                                         COMSTOCK     MID CAP GROWTH   AGGRESSIVE EQUITY
                                                     --------------- ---------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     232,506    $         --      $   1,812,173
 Expenses:..........................................
  Less: Asset-based charges.........................        201,008         673,100          6,128,985
  Less: Reduction for expense limitation............             --              --         (1,458,842)
                                                      -------------    ------------      -------------
  Net Expenses......................................        201,008         673,100          4,670,143
                                                      -------------    ------------      -------------
Net Investment Income (Loss)........................         31,498        (673,100)        (2,857,970)
                                                      -------------    ------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (4,087,514)     (9,832,944)       (31,688,872)
  Realized gain distribution from The Trusts........             --              --                 --
                                                      -------------    ------------      -------------
 Net realized gain (loss)...........................     (4,087,514)     (9,832,944)       (31,688,872)
                                                      -------------    ------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................      8,047,463      32,631,370        177,657,200
                                                      -------------    ------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      3,959,949      22,798,426        145,968,328
                                                      -------------    ------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   3,991,447    $ 22,125,326      $ 143,110,358
                                                      =============    ============      =============

                                                                                             MULTIMANAGER
                                                      MULTIMANAGER       MULTIMANAGER         LARGE CAP
                                                        CORE BOND    INTERNATIONAL EQUITY    CORE EQUITY
                                                     -------------- ---------------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................   $2,723,284       $    1,034,690      $     181,507
 Expenses:..........................................
  Less: Asset-based charges.........................      954,595              831,737            163,751
  Less: Reduction for expense limitation............           --                   --                 --
                                                       ----------       --------------      -------------
  Net Expenses......................................      954,595              831,737            163,751
                                                       ----------       --------------      -------------
Net Investment Income (Loss)........................    1,768,689              202,953             17,756
                                                       ----------       --------------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (217,944)         (14,665,823)        (1,670,626)
  Realized gain distribution from The Trusts........      192,613                   --                 --
                                                       ----------       --------------      -------------
 Net realized gain (loss)...........................      (25,331)         (14,665,823)        (1,670,626)
                                                       ----------       --------------      -------------
  Change in unrealized appreciation
   (depreciation) of investments....................    3,241,851           31,165,901          5,106,848
                                                       ----------       --------------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    3,216,520           16,500,078          3,436,222
                                                       ----------       --------------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................   $4,985,209       $   16,703,031      $   3,453,978
                                                       ==========       ==============      =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                        LARGE CAP        LARGE CAP        MID CAP
                                                          GROWTH           VALUE          GROWTH
                                                     --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $      40,489   $      912,980   $         --
 Expenses:..........................................
  Less: Asset-based charges.........................        316,265          617,468        677,654
  Less: Reduction for expense limitation............             --               --             --
                                                      -------------   --------------   ------------
  Net Expenses......................................        316,265          617,468        677,654
                                                      -------------   --------------   ------------
Net Investment Income (Loss)........................       (275,776)         295,512       (677,654)
                                                      -------------   --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (5,059,702)     (11,180,615)    (7,898,488)
  Realized gain distribution from The Trusts........             --               --             --
                                                      -------------   --------------   ------------
 Net realized gain (loss)...........................     (5,059,702)     (11,180,615)    (7,898,488)
                                                      -------------   --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................     13,076,430       20,794,326     26,837,470
                                                      -------------   --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      8,016,728        9,613,711     18,938,982
                                                      -------------   --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   7,740,952   $    9,909,223   $ 18,261,328
                                                      =============   ==============   ============

                                                      MULTIMANAGER                       MULTIMANAGER
                                                         MID CAP        MULTIMANAGER       SMALL CAP
                                                          VALUE      MULTI-SECTOR BOND      GROWTH
                                                     -------------- ------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $  1,496,417    $    5,282,582     $         --
 Expenses:..........................................
  Less: Asset-based charges.........................       618,538         1,449,825          464,519
  Less: Reduction for expense limitation............            --                --               --
                                                      ------------    --------------     ------------
  Net Expenses......................................       618,538         1,449,825          464,519
                                                      ------------    --------------     ------------
Net Investment Income (Loss)........................       877,879         3,832,757         (464,519)
                                                      ------------    --------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............    (7,157,528)      (12,151,717)      (9,302,045)
  Realized gain distribution from The Trusts........            --                --               --
                                                      ------------    --------------     ------------
 Net realized gain (loss)...........................    (7,157,528)      (12,151,717)      (9,302,045)
                                                      ------------    --------------     ------------
  Change in unrealized appreciation
   (depreciation) of investments....................    23,852,581        17,477,411       20,585,009
                                                      ------------    --------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................    16,695,053         5,325,694       11,282,964
                                                      ------------    --------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $ 17,572,932    $    9,158,451     $ 10,818,445
                                                      ============    ==============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2009


                                                       MULTIMANAGER
                                                         SMALL CAP     MULTIMANAGER
                                                           VALUE        TECHNOLOGY
                                                     ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $    1,062,684   $         --
 Expenses:..........................................
  Less: Asset-based charges.........................       1,316,191      1,106,589
  Less: Reduction for expense limitation............              --             --
                                                      --------------   ------------
  Net Expenses......................................       1,316,191      1,106,589
                                                      --------------   ------------
Net Investment Income (Loss)........................        (253,507)    (1,106,589)
                                                      --------------   ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (23,315,753)    (7,655,403)
  Realized gain distribution from The Trusts........              --             --
                                                      --------------   ------------
 Net realized gain (loss)...........................     (23,315,753)    (7,655,403)
                                                      --------------   ------------
  Change in unrealized appreciation
   (depreciation) of investments....................      47,397,830     47,160,006
                                                      --------------   ------------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      24,082,077     39,504,603
                                                      --------------   ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   23,828,570   $ 38,398,014
                                                      ==============   ============

                                                       TARGET 2015     TARGET 2025    TARGET 2035    TARGET 2045
                                                        ALLOCATION      ALLOCATION     ALLOCATION    ALLOCATION
                                                     --------------- --------------- ------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts.........................  $     567,472   $     684,168   $  499,313     $  335,206
 Expenses:..........................................
  Less: Asset-based charges.........................        160,078         181,667      133,471         89,977
  Less: Reduction for expense limitation............             --              --           --             --
                                                      -------------   -------------   ----------     ----------
  Net Expenses......................................        160,078         181,667      133,471         89,977
                                                      -------------   -------------   ----------     ----------
Net Investment Income (Loss)........................        407,394         502,501      365,842        245,229
                                                      -------------   -------------   ----------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments...............     (1,692,925)     (1,484,034)    (950,122)      (958,990)
  Realized gain distribution from The Trusts........         25,568          39,588       42,866         39,699
                                                      -------------   -------------   ----------     ----------
 Net realized gain (loss)...........................     (1,667,357)     (1,444,446)    (907,256)      (919,291)
                                                      -------------   -------------   ----------     ----------
  Change in unrealized appreciation
   (depreciation) of investments....................      3,479,083       4,003,872    3,133,847      2,602,775
                                                      -------------   -------------   ----------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments........................................      1,811,726       2,559,426    2,226,591      1,683,484
                                                      -------------   -------------   ----------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations..........................  $   2,219,120   $   3,061,927   $2,592,433     $1,928,713
                                                      =============   =============   ==========     ==========

-------
(a) Units were made available for sale on July 10, 2009.
(b) Units were made available for sale on September 30, 2009.
(c) Units were made available for sale on September 18, 2009.
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                     ALL ASSET             AXA AGGRESSIVE
                                                  ALLOCATION (m)             ALLOCATION
                                                 ---------------- ---------------------------------
                                                       2009             2009             2008
                                                 ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $   30,934     $    (247,451)   $     814,347
 Net realized gain (loss) on investments........        26,500          (894,740)       2,977,982
 Change in unrealized appreciation
  (depreciation) of investments.................       (17,554)       50,664,647      (84,331,136)
                                                    ----------     -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................        39,880        49,522,456      (80,538,807)
                                                    ----------     -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       215,259        69,728,140       62,695,319
  Transfers between funds including
   guaranteed interest account, net.............     1,788,753        10,507,488       14,185,869
  Transfers for contract benefits and
   terminations.................................          (848)      (11,791,017)     (10,686,837)
  Contract maintenance charges..................           (70)         (590,373)        (375,724)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --               --
                                                    ----------     -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     2,003,094        67,854,238       65,818,627
                                                    ----------     -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           169                --           43,901
                                                    ----------     -------------    -------------
Increase (Decrease) in Net Assets...............     2,043,143       117,376,694      (14,676,279)
Net Assets -- Beginning of Period...............            --       146,701,596      161,377,875
                                                    ----------     -------------    -------------
Net Assets -- End of Period.....................    $2,043,143     $ 264,078,290    $ 146,701,596
                                                    ==========     =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --               --
 Redeemed.......................................            --                --               --
                                                    ----------     -------------    -------------
 Net Increase (Decrease)........................            --                --               --
                                                    ----------     -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            20             1,054              806
 Redeemed.......................................            --              (372)            (270)
                                                    ----------     -------------    -------------
 Net Increase (Decrease)........................            20               682              536
                                                    ----------     -------------    -------------

                                                   AXA BALANCED          AXA CONSERVATIVE
                                                   STRATEGY (a)             ALLOCATION
                                                 ---------------- -------------------------------
                                                       2009             2009            2008
                                                 ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $   50,643     $    827,721    $  1,863,635
 Net realized gain (loss) on investments........        35,639       (1,567,981)     (1,480,846)
 Change in unrealized appreciation
  (depreciation) of investments.................        54,313        6,178,939      (7,222,441)
                                                    ----------     ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................       140,595        5,438,679      (6,839,652)
                                                    ----------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,608,136       15,923,956      12,520,766
  Transfers between funds including
   guaranteed interest account, net.............       371,574        6,744,587      11,828,528
  Transfers for contract benefits and
   terminations.................................       (82,716)      (5,699,977)     (6,410,205)
  Contract maintenance charges..................           (19)         (84,454)        (44,531)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --
                                                    ----------     ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     5,896,975       16,884,112      17,894,558
                                                    ----------     ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (237)              --           2,999
                                                    ----------     ------------    ------------
Increase (Decrease) in Net Assets...............     6,037,333       22,322,791      11,057,905
Net Assets -- Beginning of Period...............            --       55,833,216      44,775,311
                                                    ----------     ------------    ------------
Net Assets -- End of Period.....................    $6,037,333     $ 78,156,007    $ 55,833,216
                                                    ==========     ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             4               --              --
 Redeemed.......................................            --               --              --
                                                    ----------     ------------    ------------
 Net Increase (Decrease)........................             4               --              --
                                                    ----------     ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            52              367             395
 Redeemed.......................................            (1)            (205)           (234)
                                                    ----------     ------------    ------------
 Net Increase (Decrease)........................            51              162             161
                                                    ----------     ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA CONSERVATIVE    AXA CONSERVATIVE
                                                  GROWTH STRATEGY (a)     STRATEGY (a)
                                                 --------------------- ------------------
                                                          2009                2009
                                                 --------------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................      $   10,450          $    3,569
 Net realized gain (loss) on investments........          12,381               3,445
 Change in unrealized appreciation
  (depreciation) of investments.................          20,394              (1,652)
                                                      ----------          ----------
 Net Increase (decrease) in net assets from
  operations....................................          43,225               5,362
                                                      ----------          ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       1,267,961             436,247
  Transfers between funds including
   guaranteed interest account, net.............         (21,993)            (22,016)
  Transfers for contract benefits and
   terminations.................................        (148,494)           (144,372)
  Contract maintenance charges..................             (38)                (38)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                  --
                                                      ----------          ----------
Net increase (decrease) in net assets from
 contractowners transactions....................       1,097,436             269,821
                                                      ----------          ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............              --                  19
                                                      ----------          ----------
Increase (Decrease) in Net Assets...............       1,140,661             275,202
Net Assets -- Beginning of Period...............              --                  --
                                                      ----------          ----------
Net Assets -- End of Period.....................      $1,140,661          $  275,202
                                                      ==========          ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              --                  --
 Redeemed.......................................              --                  --
                                                      ----------          ----------
 Net Increase (Decrease)........................              --                  --
                                                      ----------          ----------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              12                   5
 Redeemed.......................................              (2)                 (2)
                                                      ----------          ----------
 Net Increase (Decrease)........................              10                   3
                                                      ----------          ----------

                                                       AXA CONSERVATIVE-PLUS          AXA GROWTH
                                                            ALLOCATION               STRATEGY (b)
                                                 --------------------------------- ----------------
                                                       2009             2008             2009
                                                 ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    815,886    $    2,016,173     $    8,968
 Net realized gain (loss) on investments........       (737,736)       (2,194,368)        14,956
 Change in unrealized appreciation
  (depreciation) of investments.................     12,108,048       (19,682,014)        12,851
                                                   ------------    --------------     ----------
 Net Increase (decrease) in net assets from
  operations....................................     12,186,198       (19,860,209)        36,775
                                                   ------------    --------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     28,768,650        23,885,189             --
  Transfers between funds including
   guaranteed interest account, net.............      5,890,218         5,456,214      1,446,517
  Transfers for contract benefits and
   terminations.................................     (8,216,734)       (9,704,070)        (9,185)
  Contract maintenance charges..................       (194,931)         (120,601)            --
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --             --
                                                   ------------    --------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions....................     26,247,203        19,516,732      1,437,332
                                                   ------------    --------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          3,503             1,500             49
                                                   ------------    --------------     ----------
Increase (Decrease) in Net Assets...............     38,436,904          (341,977)     1,474,156
Net Assets -- Beginning of Period...............     79,752,733        80,094,710             --
                                                   ------------    --------------     ----------
Net Assets -- End of Period.....................   $118,189,637    $   79,752,733     $1,474,156
                                                   ============    ==============     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                --             18
 Redeemed.......................................             --                --             (4)
                                                   ------------    --------------     ----------
 Net Increase (Decrease)........................             --                --             14
                                                   ------------    --------------     ----------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            457               450             --
 Redeemed.......................................           (201)             (284)            --
                                                   ------------    --------------     ----------
 Net Increase (Decrease)........................            256               166             --
                                                   ------------    --------------     ----------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA MODERATE
                                                              ALLOCATION
                                                 -------------------------------------
                                                        2009               2008
                                                 ------------------ ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    7,425,879     $   40,942,571
 Net realized gain (loss) on investments........       56,506,218         57,248,178
 Change in unrealized appreciation
  (depreciation) of investments.................      138,523,995       (539,334,183)
                                                   --------------     --------------
 Net Increase (decrease) in net assets from
  operations....................................      202,456,092       (441,143,434)
                                                   --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      149,839,690        158,429,130
  Transfers between funds including
   guaranteed interest account, net.............      (20,297,442)       (33,272,842)
  Transfers for contract benefits and
   terminations.................................     (116,885,252)      (163,855,474)
  Contract maintenance charges..................       (1,788,380)        (1,463,668)
  Adjustments to net assets allocated to
   contracts in payout period...................         (509,566)         2,078,957
                                                   --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       10,359,050        (38,083,897)
                                                   --------------     --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        1,776,634           (686,814)
                                                   --------------     --------------
Increase (Decrease) in Net Assets...............      214,591,776       (479,914,145)
Net Assets -- Beginning of Period...............    1,285,684,880      1,765,599,025
                                                   --------------     --------------
Net Assets -- End of Period.....................   $1,500,276,656     $1,285,684,880
                                                   ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            3,063              3,112
 Redeemed.......................................           (3,213)            (3,729)
                                                   --------------     --------------
 Net Increase (Decrease)........................             (150)              (617)
                                                   --------------     --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              512                419
 Redeemed.......................................             (265)              (299)
                                                   --------------     --------------
 Net Increase (Decrease)........................              247                120
                                                   --------------     --------------

                                                         AXA MODERATE-PLUS                 EQ/ALLIANCEBERNSTEIN
                                                             ALLOCATION                       INTERNATIONAL
                                                 ---------------------------------- ----------------------------------
                                                       2009              2008             2009              2008
                                                 ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,062,579    $     5,910,655   $   6,266,671    $    11,005,823
 Net realized gain (loss) on investments........      4,509,102         10,837,976     (60,112,404)         6,872,900
 Change in unrealized appreciation
  (depreciation) of investments.................    100,760,740       (214,979,717)    162,512,273       (494,553,038)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    106,332,421       (198,231,086)    108,666,540       (476,674,315)
                                                  -------------    ---------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    142,769,918        146,284,330      43,807,489         63,982,209
  Transfers between funds including
   guaranteed interest account, net.............      6,248,018         30,313,594     (28,773,650)       (38,651,182)
  Transfers for contract benefits and
   terminations.................................    (37,464,153)       (39,102,662)    (38,057,345)       (73,696,145)
  Contract maintenance charges..................     (1,314,750)          (893,634)       (597,404)          (653,989)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --        (215,407)         1,607,709
                                                  -------------    ---------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    110,239,033        136,601,628     (23,836,317)       (47,411,398)
                                                  -------------    ---------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         59,998                 --         248,594         (3,437,704)
                                                  -------------    ---------------   -------------    ---------------
Increase (Decrease) in Net Assets...............    216,631,452        (61,629,458)     85,078,817       (527,523,417)
Net Assets -- Beginning of Period...............    452,177,761        513,807,219     438,269,179        965,792,596
                                                  -------------    ---------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 668,809,213    $   452,177,761   $ 523,347,996    $   438,269,179
                                                  =============    ===============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --             743                646
 Redeemed.......................................             --                 --            (911)              (931)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (Decrease)........................             --                 --            (168)              (285)
                                                  -------------    ---------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................          1,897              1,934             134                171
 Redeemed.......................................           (840)              (849)           (202)              (214)
                                                  -------------    ---------------   -------------    ---------------
 Net Increase (Decrease)........................          1,057              1,085             (68)               (43)
                                                  -------------    ---------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/ALLIANCEBERNSTEIN
                                                          SMALL CAP GROWTH
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (2,492,226)   $    (3,902,536)
 Net realized gain (loss) on investments........    (28,313,781)       (10,692,739)
 Change in unrealized appreciation
  (depreciation) of investments.................     97,071,168       (155,495,800)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     66,265,161       (170,091,075)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     18,105,704         25,173,864
  Transfers between funds including
   guaranteed interest account, net.............     (8,247,878)       (16,720,827)
  Transfers for contract benefits and
   terminations.................................    (16,722,756)       (29,505,104)
  Contract maintenance charges..................       (290,412)          (305,569)
  Adjustments to net assets allocated to
   contracts in payout period...................       (362,480)           950,486
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (7,517,822)       (20,407,150)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        384,785           (806,239)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     59,132,124       (191,304,464)
Net Assets -- Beginning of Period...............    200,215,470        391,519,934
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 259,347,594    $   200,215,470
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            351                335
 Redeemed.......................................           (392)              (428)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (41)               (93)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             68                 64
 Redeemed.......................................            (85)               (99)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (17)               (35)
                                                  -------------    ---------------

                                                         EQ/AXA FRANKLIN                 EQ/BLACKROCK BASIC
                                                      SMALL CAP VALUE CORE                  VALUE EQUITY
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (22,892)   $     (21,218)  $   3,830,094    $     1,229,429
 Net realized gain (loss) on investments........    (2,088,015)      (1,222,983)    (23,704,481)       (10,123,326)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,465,660       (2,122,181)     89,803,308       (131,981,904)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     2,354,753       (3,366,382)     69,928,921       (140,875,801)
                                                  ------------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,042,849        2,193,319      35,057,405         35,173,152
  Transfers between funds including
   guaranteed interest account, net.............       372,303        2,782,845       8,642,044        (15,090,411)
  Transfers for contract benefits and
   terminations.................................      (716,088)        (413,615)    (19,889,764)       (26,809,274)
  Contract maintenance charges..................       (12,222)          (9,204)       (311,759)          (293,875)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,686,842        4,553,345      23,497,926         (7,020,408)
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --            1,065           8,999                 --
                                                  ------------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets...............     4,041,595        1,188,028      93,435,846       (147,896,209)
Net Assets -- Beginning of Period...............     7,589,880        6,401,852     235,312,265        383,208,474
                                                  ------------    -------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 11,631,475    $   7,589,880   $ 328,748,111    $   235,312,265
                                                  ============    =============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --                 --
 Redeemed.......................................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           115              126             472                362
 Redeemed.......................................           (89)             (74)           (305)              (390)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            26               52             167                (28)
                                                  ------------    -------------   -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/BLACKROCK
                                                        INTERNATIONAL VALUE
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,751,443    $     2,603,270
 Net realized gain (loss) on investments........    (31,017,073)           906,649
 Change in unrealized appreciation
  (depreciation) of investments.................     85,045,272       (154,451,415)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     55,779,642       (150,941,496)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     28,604,304         36,599,874
  Transfers between funds including
   guaranteed interest account, net.............     (6,079,350)       (24,098,212)
  Transfers for contract benefits and
   terminations.................................    (15,813,505)       (22,285,075)
  Contract maintenance charges..................       (296,177)          (290,822)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      6,415,272        (10,074,235)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --            (53,997)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     62,194,914       (161,069,728)
Net Assets -- Beginning of Period...............    190,751,934        351,821,662
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 252,946,848    $   190,751,934
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            477                457
 Redeemed.......................................           (407)              (527)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             70                (70)
                                                  -------------    ---------------

                                                        EQ/BOSTON ADVISORS                   EQ/CALVERT
                                                          EQUITY INCOME                 SOCIALLY RESPONSIBLE
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    591,009    $      553,627   $   (159,792)   $     (181,924)
 Net realized gain (loss) on investments........    (9,518,856)       (2,890,496)    (1,198,023)         (525,890)
 Change in unrealized appreciation
  (depreciation) of investments.................    14,328,905       (17,935,820)     5,547,751       (10,088,694)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     5,401,058       (20,272,689)     4,189,936       (10,796,508)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     7,411,670         7,847,391      3,017,850         3,316,280
  Transfers between funds including
   guaranteed interest account, net.............    (2,069,966)          (42,357)      (508,471)         (849,548)
  Transfers for contract benefits and
   terminations.................................    (2,910,080)       (3,305,461)      (654,146)         (959,285)
  Contract maintenance charges..................       (57,332)          (51,249)       (30,974)          (29,844)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     2,374,292         4,448,324      1,824,259         1,477,603
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,711           (14,803)        99,998        (1,959,999)
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............     7,781,061       (15,839,168)     6,114,193       (11,278,904)
Net Assets -- Beginning of Period...............    42,542,231        58,381,399     12,836,414        24,115,318
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 50,323,292    $   42,542,231   $ 18,950,607    $   12,836,414
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                --
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           195               193             67                65
 Redeemed.......................................          (158)             (151)           (35)              (48)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            37                42             32                17
                                                  ------------    --------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/CAPITAL                        EQ/CAPITAL
                                                         GUARDIAN GROWTH                 GUARDIAN RESEARCH
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (132,978)   $   (178,502)   $    (188,533)   $      (750,230)
 Net realized gain (loss) on investments........    (1,567,967)       (425,655)     (12,301,306)         6,787,176
 Change in unrealized appreciation
  (depreciation) of investments.................     5,776,621      (7,462,227)      50,010,433       (102,470,066)
                                                  ------------    ------------    -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     4,075,676      (8,066,384)      37,520,594        (96,433,120)
                                                  ------------    ------------    -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,135,830       2,677,038       10,874,013         16,071,443
  Transfers between funds including
   guaranteed interest account, net.............       122,396         625,424      (10,097,645)       (22,302,307)
  Transfers for contract benefits and
   terminations.................................    (1,160,460)     (1,135,397)     (11,311,617)       (19,626,367)
  Contract maintenance charges..................       (17,593)        (15,922)        (154,313)          (167,850)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,080,173       2,151,143      (10,689,562)       (26,025,081)
                                                  ------------    ------------    -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             4              --           19,999            (49,998)
                                                  ------------    ------------    -------------    ---------------
Increase (Decrease) in Net Assets...............     5,155,853      (5,915,241)      26,851,031       (122,508,199)
Net Assets -- Beginning of Period...............    12,178,949      18,094,190      134,399,929        256,908,128
                                                  ------------    ------------    -------------    ---------------
Net Assets -- End of Period.....................  $ 17,334,802    $ 12,178,949    $ 161,250,960    $   134,399,929
                                                  ============    ============    =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --               --                 --
 Redeemed.......................................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
 Net Increase (Decrease)........................            --              --               --                 --
                                                  ------------    ------------    -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            83             109              183                209
 Redeemed.......................................           (60)            (77)            (305)              (439)
                                                  ------------    ------------    -------------    ---------------
 Net Increase (Decrease)........................            23              32             (122)              (230)
                                                  ------------    ------------    -------------    ---------------

                                                               EQ/COMMON
                                                            STOCK INDEX (i)
                                                 --------------------------------------
                                                        2009                2008
                                                 ------------------ -------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $   10,966,286    $      15,044,931
 Net realized gain (loss) on investments........     (184,477,707)         (65,116,116)
 Change in unrealized appreciation
  (depreciation) of investments.................      621,996,052       (1,473,150,946)
                                                   --------------    -----------------
 Net Increase (decrease) in net assets from
  operations....................................      448,484,631       (1,523,222,131)
                                                   --------------    -----------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       80,357,181          115,204,005
  Transfers between funds including
   guaranteed interest account, net.............      (81,900,605)        (193,747,968)
  Transfers for contract benefits and
   terminations.................................     (144,591,111)        (284,343,239)
  Contract maintenance charges..................       (1,956,130)          (2,113,730)
  Adjustments to net assets allocated to
   contracts in payout period...................       (1,619,845)          11,374,643
                                                   --------------    -----------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (149,710,510)        (353,626,289)
                                                   --------------    -----------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        4,454,618          (10,895,584)
                                                   --------------    -----------------
Increase (Decrease) in Net Assets...............      303,228,739       (1,887,744,004)
Net Assets -- Beginning of Period...............    1,792,068,160        3,679,812,164
                                                   --------------    -----------------
Net Assets -- End of Period.....................   $2,095,296,899    $   1,792,068,160
                                                   ==============    =================
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              709                  759
 Redeemed.......................................           (1,381)              (1,971)
                                                   --------------    -----------------
 Net Increase (Decrease)........................             (672)              (1,212)
                                                   --------------    -----------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              151                  161
 Redeemed.......................................             (248)                (370)
                                                   --------------    -----------------
 Net Increase (Decrease)........................              (97)                (209)
                                                   --------------    -----------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                            EQ/DAVIS NEW
                                                      EQ/CORE BOND INDEX (l)                YORK VENTURE
                                                 --------------------------------- -------------------------------
                                                       2009             2008             2009            2008
                                                 ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $  1,593,337    $   3,573,974    $    108,019    $    (47,871)
 Net realized gain (loss) on investments........     (5,279,756)      (4,122,185)     (2,139,605)     (1,281,484)
 Change in unrealized appreciation
  (depreciation) of investments.................      3,877,623      (12,656,245)      6,587,138      (4,244,181)
                                                   ------------    -------------    ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................        191,204      (13,204,456)      4,555,552      (5,573,536)
                                                   ------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     11,085,825       13,206,333       3,834,620       3,290,446
  Transfers between funds including
   guaranteed interest account, net.............     18,023,468      (18,239,438)      3,630,978       7,856,348
  Transfers for contract benefits and
   terminations.................................     (9,510,234)     (13,830,099)     (1,358,473)       (837,598)
  Contract maintenance charges..................       (143,800)        (130,276)        (15,604)         (7,190)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     19,455,259      (18,993,480)      6,091,521      10,302,006
                                                   ------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          1,001               --           1,000           5,661
                                                   ------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets...............     19,647,464      (32,197,936)     10,648,073       4,734,131
Net Assets -- Beginning of Period...............    105,936,952      138,134,888      10,887,874       6,153,743
                                                   ------------    -------------    ------------    ------------
Net Assets -- End of Period.....................   $125,584,416    $ 105,936,952    $ 21,535,947    $ 10,887,874
                                                   ============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --              --              --
 Redeemed.......................................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
 Net Increase (Decrease)........................             --               --              --              --
                                                   ------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            437              204             168             179
 Redeemed.......................................           (267)            (375)            (74)            (56)
                                                   ------------    -------------    ------------    ------------
 Net Increase (Decrease)........................            170             (171)             94             123
                                                   ------------    -------------    ------------    ------------

                                                        EQ/EQUITY 500 INDEX
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   5,700,050    $     4,592,167
 Net realized gain (loss) on investments........    (52,814,287)       (15,349,915)
 Change in unrealized appreciation
  (depreciation) of investments.................    193,023,835       (365,439,040)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    145,909,598       (376,196,788)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     60,546,383         71,828,024
  Transfers between funds including
   guaranteed interest account, net.............    (20,778,700)       (41,819,827)
  Transfers for contract benefits and
   terminations.................................    (49,707,471)       (79,599,773)
  Contract maintenance charges..................       (777,626)          (800,310)
  Adjustments to net assets allocated to
   contracts in payout period...................       (438,827)         2,008,573
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (11,156,241)       (48,383,313)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        520,829         (1,986,759)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    135,274,186       (426,566,860)
Net Assets -- Beginning of Period...............    599,770,954      1,026,337,814
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 735,045,140    $   599,770,954
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            593                577
 Redeemed.......................................           (640)              (728)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (47)              (151)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            259                212
 Redeemed.......................................           (220)              (262)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             39                (50)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/EQUITY
                                                            GROWTH PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,166,977)   $    (1,059,144)
 Net realized gain (loss) on investments........    (29,472,950)         2,338,813
 Change in unrealized appreciation
  (depreciation) of investments.................    105,183,233       (182,613,673)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     74,543,306       (181,334,004)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     48,003,231         62,704,915
  Transfers between funds including
   guaranteed interest account, net.............    (19,600,439)         5,358,563
  Transfers for contract benefits and
   terminations.................................    (19,867,133)       (25,940,513)
  Contract maintenance charges..................       (430,689)          (401,683)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      8,104,970         41,721,282
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         66,000        364,650,099
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     82,714,276        225,037,377
Net Assets -- Beginning of Period...............    271,577,888         46,540,511
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 354,292,164    $   271,577,888
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            634                834
 Redeemed.......................................           (539)              (538)
                                                  -------------    ---------------
 Net Increase (Decrease)........................             95                296
                                                  -------------    ---------------

                                                          EQ/EVERGREEN                      EQ/FRANKLIN
                                                              OMEGA                        CORE BALANCED
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (331,305)   $   (172,226)   $    2,987,099   $    3,852,908
 Net realized gain (loss) on investments........    (1,964,016)       (887,219)      (10,048,926)      (6,074,193)
 Change in unrealized appreciation
  (depreciation) of investments.................    12,917,877      (7,134,040)       24,253,313      (27,747,139)
                                                  ------------    ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,622,556      (8,193,485)       17,191,486      (29,968,424)
                                                  ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,670,144       2,910,678         7,861,172       12,803,866
  Transfers between funds including
   guaranteed interest account, net.............    11,985,942        (671,200)       (1,763,011)      (2,142,548)
  Transfers for contract benefits and
   terminations.................................    (1,847,065)     (1,578,571)       (5,592,136)      (7,522,238)
  Contract maintenance charges..................       (31,556)        (25,166)          (83,441)         (61,469)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    14,777,465         635,741           422,584        3,077,611
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --         (30,000)               --           22,156
                                                  ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets...............    25,400,021      (7,587,744)       17,614,070      (26,868,657)
Net Assets -- Beginning of Period...............    21,140,490      28,728,234        59,781,130       86,649,787
                                                  ------------    ------------    --------------   --------------
Net Assets -- End of Period.....................  $ 46,540,511    $ 21,140,490    $   77,395,200   $   59,781,130
                                                  ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                --               --
 Redeemed.......................................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           278             113               231              334
 Redeemed.......................................           (99)           (103)             (226)            (314)
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................           179              10                 5               20
                                                  ------------    ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/FRANKLIN                   EQ/GAMCO MERGERS
                                                       TEMPLETON ALLOCATION              AND ACQUISITIONS
                                                 -------------------------------- -------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    449,871    $    1,127,732   $   (152,145)   $    (92,865)
 Net realized gain (loss) on investments........    (4,889,094)       (2,009,560)      (907,618)        (13,662)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,002,111       (14,564,276)     2,758,156      (1,945,925)
                                                  ------------    --------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     8,562,888       (15,446,104)     1,698,393      (2,052,452)
                                                  ------------    --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     6,980,576        10,927,635      1,815,689       2,818,788
  Transfers between funds including
   guaranteed interest account, net.............      (778,433)        8,279,850       (160,098)     (1,148,320)
  Transfers for contract benefits and
   terminations.................................    (2,023,258)       (1,805,323)    (1,076,002)       (885,038)
  Contract maintenance charges..................       (69,111)          (47,453)       (13,488)         (9,933)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     4,109,774        17,354,709        566,101         775,497
                                                  ------------    --------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        (2,903)              641             --              --
                                                  ------------    --------------   ------------    ------------
Increase (Decrease) in Net Assets...............    12,669,759         1,909,246      2,264,494      (1,276,955)
Net Assets -- Beginning of Period...............    29,736,396        27,827,150     11,617,872      12,894,827
                                                  ------------    --------------   ------------    ------------
Net Assets -- End of Period.....................  $ 42,406,155    $   29,736,396   $ 13,882,366    $ 11,617,872
                                                  ============    ==============   ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --              --
 Redeemed.......................................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
 Net Increase (Decrease)........................            --                --             --              --
                                                  ------------    --------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           183               295             43              55
 Redeemed.......................................          (122)              (86)           (38)            (48)
                                                  ------------    --------------   ------------    ------------
 Net Increase (Decrease)........................            61               209              5               7
                                                  ------------    --------------   ------------    ------------

                                                          EQ/GAMCO SMALL
                                                           COMPANY VALUE
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,216,351)   $    (833,973)
 Net realized gain (loss) on investments........    (11,392,879)         692,813
 Change in unrealized appreciation
  (depreciation) of investments.................     64,621,116      (46,509,043)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     52,011,886      (46,650,203)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     30,651,361       27,748,549
  Transfers between funds including
   guaranteed interest account, net.............     19,031,771       11,624,800
  Transfers for contract benefits and
   terminations.................................     (7,962,240)      (8,616,880)
  Contract maintenance charges..................       (201,351)        (139,044)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     41,519,541       30,617,425
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          7,997           28,542
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............     93,539,424      (16,004,236)
Net Assets -- Beginning of Period...............    111,588,854      127,593,090
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 205,128,278    $ 111,588,854
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            633              507
 Redeemed.......................................           (272)            (260)
                                                  -------------    -------------
 Net Increase (Decrease)........................            361              247
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/GLOBAL                  EQ/GLOBAL MULTI-SECTOR
                                                            BOND PLUS                          EQUITY
                                                 ------------------------------- -----------------------------------
                                                       2009            2008             2009              2008
                                                 --------------- --------------- ----------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (237,942)   $  8,813,762    $       123,036   $    (5,250,282)
 Net realized gain (loss) on investments........    (4,943,074)        333,129       (116,820,508)      (14,419,836)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,288,641      (8,613,881)       243,702,267      (337,518,583)
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (decrease) in net assets from
  operations....................................       107,625         533,010        127,004,795      (357,188,701)
                                                  ------------    ------------    ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     9,223,504      11,555,180         45,121,733        57,710,557
  Transfers between funds including
   guaranteed interest account, net.............    (1,598,949)     24,007,773         11,810,676       (46,779,610)
  Transfers for contract benefits and
   terminations.................................    (4,527,373)     (4,367,775)       (23,012,961)      (35,089,115)
  Contract maintenance charges..................       (43,569)        (21,598)          (419,322)         (403,165)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,053,613      31,173,580         33,500,126       (24,561,333)
                                                  ------------    ------------    ---------------   ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          41,321             21,999          (103,030)
                                                  ------------    ------------    ---------------   ---------------
Increase (Decrease) in Net Assets...............     3,161,238      31,747,911        160,526,920      (381,853,064)
Net Assets -- Beginning of Period...............    54,613,677      22,865,766        253,222,835       635,075,899
                                                  ------------    ------------    ---------------   ---------------
Net Assets -- End of Period.....................  $ 57,774,915    $ 54,613,677    $   413,749,755   $   253,222,835
                                                  ============    ============    ===============   ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                 --                --
 Redeemed.......................................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (Decrease)........................            --              --                 --                --
                                                  ------------    ------------    ---------------   ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           218             609                961               956
 Redeemed.......................................          (194)           (339)              (720)           (1,059)
                                                  ------------    ------------    ---------------   ---------------
 Net Increase (Decrease)........................            24             270                241              (103)
                                                  ------------    ------------    ---------------   ---------------

                                                           EQ/INTERMEDIATE
                                                        GOVERNMENT BOND INDEX
                                                 -----------------------------------
                                                       2009              2008
                                                 ---------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (101,172)    $  2,567,323
 Net realized gain (loss) on investments........     (1,005,660)        (565,335)
 Change in unrealized appreciation
  (depreciation) of investments.................     (2,789,862)         871,480
                                                  -------------     ------------
 Net Increase (decrease) in net assets from
  operations....................................     (3,896,694)       2,873,468
                                                  -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,352,319       11,582,938
  Transfers between funds including
   guaranteed interest account, net.............     (8,439,136)       1,361,797
  Transfers for contract benefits and
   terminations.................................    (12,873,607)     (17,359,434)
  Contract maintenance charges..................       (129,075)        (112,074)
  Adjustments to net assets allocated to
   contracts in payout period...................        (10,285)          27,591
                                                  -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (13,099,784)      (4,499,182)
                                                  -------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         21,453          (20,060)
                                                  -------------     ------------
Increase (Decrease) in Net Assets...............    (16,975,025)      (1,645,774)
Net Assets -- Beginning of Period...............    120,621,014      122,266,788
                                                  -------------     ------------
Net Assets -- End of Period.....................  $ 103,645,989     $120,621,014
                                                  =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             81              163
 Redeemed.......................................           (132)            (186)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (51)             (23)
                                                  -------------     ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             40               79
 Redeemed.......................................            (71)             (84)
                                                  -------------     ------------
 Net Increase (Decrease)........................            (31)              (5)
                                                  -------------     ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/INTERNATIONAL                  EQ/INTERNATIONAL
                                                             CORE PLUS                          GROWTH
                                                 --------------------------------- --------------------------------
                                                       2009             2008             2009            2008
                                                 ---------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   1,976,632    $      325,471   $     17,853    $     (108,925)
 Net realized gain (loss) on investments........    (15,797,207)       (5,191,666)    (6,212,258)       (3,281,634)
 Change in unrealized appreciation
  (depreciation) of investments.................     42,867,149       (54,193,771)    16,734,146       (14,766,721)
                                                  -------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     29,046,574       (59,059,966)    10,539,741       (18,157,280)
                                                  -------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     19,179,981        15,550,576      5,170,839         6,293,250
  Transfers between funds including
   guaranteed interest account, net.............      7,042,584         9,540,290      6,073,936         2,798,332
  Transfers for contract benefits and
   terminations.................................     (5,744,878)       (7,693,350)    (2,083,058)       (2,438,762)
  Contract maintenance charges..................       (111,556)         (105,397)       (35,192)          (25,745)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     20,366,131        17,292,119      9,126,525         6,627,075
                                                  -------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            101            10,002            501             8,003
                                                  -------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............     49,412,806       (41,757,845)    19,666,767       (11,522,202)
Net Assets -- Beginning of Period...............     75,317,423       117,075,268     25,879,388        37,401,590
                                                  -------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 124,730,229    $   75,317,423   $ 45,546,155    $   25,879,388
                                                  =============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                --             --                --
 Redeemed.......................................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
 Net Increase (Decrease)........................             --                --             --                --
                                                  -------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            429               362            188               180
 Redeemed.......................................           (198)             (221)          (104)             (138)
                                                  -------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            231               141             84                42
                                                  -------------    --------------   ------------    --------------

                                                            EQ/JPMORGAN
                                                        VALUE OPPORTUNITIES
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    65,629      $      249,999
 Net realized gain (loss) on investments........    (6,715,882)         (2,995,119)
 Change in unrealized appreciation
  (depreciation) of investments.................    16,766,280         (22,076,352)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................    10,116,027         (24,821,472)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,673,602           4,855,022
  Transfers between funds including
   guaranteed interest account, net.............      (576,747)         (4,840,477)
  Transfers for contract benefits and
   terminations.................................    (3,397,901)         (5,774,319)
  Contract maintenance charges..................       (49,916)            (50,500)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (350,962)         (5,810,274)
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        15,000             (14,999)
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     9,780,065         (30,646,745)
Net Assets -- Beginning of Period...............    34,201,365          64,848,110
                                                   -----------      --------------
Net Assets -- End of Period.....................   $43,981,430      $   34,201,365
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                  --
 Redeemed.......................................            --                  --
                                                   -----------      --------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------      --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            82                  65
 Redeemed.......................................           (86)               (116)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (4)                (51)
                                                   -----------      --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/LARGE CAP                     EQ/LARGE CAP
                                                            CORE PLUS                      GROWTH INDEX
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    371,322    $    (121,341)   $    844,673    $  (1,335,334)
 Net realized gain (loss) on investments........    (2,126,717)        (670,634)     (1,593,693)       4,067,252
 Change in unrealized appreciation
  (depreciation) of investments.................     4,338,927       (5,301,246)     29,855,204      (55,074,446)
                                                  ------------    -------------    ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,583,532       (6,093,221)     29,106,184      (52,342,528)
                                                  ------------    -------------    ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,456,402        1,320,883       7,614,089        9,599,691
  Transfers between funds including
   guaranteed interest account, net.............       180,437          285,015       1,924,632       (5,913,078)
  Transfers for contract benefits and
   terminations.................................      (731,133)      (1,215,245)     (8,052,547)     (11,688,324)
  Contract maintenance charges..................       (12,491)         (12,113)       (141,027)        (137,871)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       893,215          378,540       1,345,147       (8,139,582)
                                                  ------------    -------------    ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          (35,000)          4,480               --
                                                  ------------    -------------    ------------    -------------
Increase (Decrease) in Net Assets...............     3,476,747       (5,749,681)     30,455,811      (60,482,110)
Net Assets -- Beginning of Period...............     9,865,218       15,614,899      85,381,729      145,863,839
                                                  ------------    -------------    ------------    -------------
Net Assets -- End of Period.....................  $ 13,341,965    $   9,865,218    $115,837,540    $  85,381,729
                                                  ============    =============    ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --               --
 Redeemed.......................................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
 Net Increase (Decrease)........................            --               --              --               --
                                                  ------------    -------------    ------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            55               52             352              332
 Redeemed.......................................           (42)             (48)           (338)            (461)
                                                  ------------    -------------    ------------    -------------
 Net Increase (Decrease)........................            13                4              14             (129)
                                                  ------------    -------------    ------------    -------------

                                                            EQ/LARGE CAP
                                                            GROWTH PLUS
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     (52,338)   $    (3,143,101)
 Net realized gain (loss) on investments........      4,395,817         19,106,098
 Change in unrealized appreciation
  (depreciation) of investments.................     53,287,739       (136,936,125)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     57,631,218       (120,973,128)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     13,247,955         18,447,472
  Transfers between funds including
   guaranteed interest account, net.............     (7,766,371)       (14,291,967)
  Transfers for contract benefits and
   terminations.................................    (15,211,531)       (24,397,661)
  Contract maintenance charges..................       (297,686)          (301,773)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (10,027,633)       (20,543,929)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         10,000            (10,000)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............     47,613,585       (141,527,057)
Net Assets -- Beginning of Period...............    181,511,917        323,038,974
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 229,125,502    $   181,511,917
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            220                292
 Redeemed.......................................           (314)              (450)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            (94)              (158)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/LARGE CAP
                                                            VALUE INDEX
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    945,924     $      21,882
 Net realized gain (loss) on investments........    (5,087,664)       (2,502,240)
 Change in unrealized appreciation
  (depreciation) of investments.................     6,368,390        (8,932,464)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     2,226,650       (11,412,822)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,393,733         2,580,692
  Transfers between funds including
   guaranteed interest account, net.............     1,296,612        (2,440,801)
  Transfers for contract benefits and
   terminations.................................      (669,832)         (887,373)
  Contract maintenance charges..................       (13,475)          (14,772)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,007,038          (762,254)
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         5,905             2,999
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     5,239,593       (12,172,077)
Net Assets -- Beginning of Period...............     8,765,596        20,937,673
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 14,005,189     $   8,765,596
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                --
                                                  ------------     -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           140                93
 Redeemed.......................................           (70)              (96)
                                                  ------------     -------------
 Net Increase (Decrease)........................            70                (3)
                                                  ------------     -------------

                                                            EQ/LARGE CAP                     EQ/LORD ABBETT
                                                             VALUE PLUS                     GROWTH AND INCOME
                                                 ----------------------------------- -------------------------------
                                                        2009              2008             2009            2008
                                                 ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     8,097,046   $    19,085,314   $    (62,129)   $     37,868
 Net realized gain (loss) on investments........     (142,478,704)     (117,593,521)    (3,127,465)     (1,134,120)
 Change in unrealized appreciation
  (depreciation) of investments.................      264,371,449      (513,769,969)     5,375,606      (5,128,693)
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................      129,989,791      (612,278,176)     2,186,012      (6,224,945)
                                                  ---------------   ---------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       65,300,641       100,501,570      2,131,966       2,828,588
  Transfers between funds including
   guaranteed interest account, net.............      (58,079,170)     (143,263,597)       184,098      (1,398,885)
  Transfers for contract benefits and
   terminations.................................      (58,098,050)     (115,761,488)      (802,277)       (955,928)
  Contract maintenance charges..................         (951,413)       (1,079,734)       (14,760)        (13,272)
  Adjustments to net assets allocated to
   contracts in payout period...................         (236,505)        3,533,417             --              --
                                                  ---------------   ---------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (52,064,497)     (156,069,832)     1,499,027         460,503
                                                  ---------------   ---------------   ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          223,504        (3,373,572)            --           5,801
                                                  ---------------   ---------------   ------------    ------------
Increase (Decrease) in Net Assets...............       78,148,798      (771,721,580)     3,685,039      (5,758,641)
Net Assets -- Beginning of Period...............      735,678,744     1,507,400,324     10,627,674      16,386,315
                                                  ---------------   ---------------   ------------    ------------
Net Assets -- End of Period.....................  $   813,827,542   $   735,678,744   $ 14,312,713    $ 10,627,674
                                                  ===============   ===============   ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            1,074             1,191             --              --
 Redeemed.......................................           (1,536)           (2,292)            --              --
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (Decrease)........................             (462)           (1,101)            --              --
                                                  ---------------   ---------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................               96               139             84              57
 Redeemed.......................................             (310)             (497)           (62)            (52)
                                                  ---------------   ---------------   ------------    ------------
 Net Increase (Decrease)........................             (214)             (358)            22               5
                                                  ---------------   ---------------   ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/LORD ABBETT                      EQ/MID CAP
                                                         LARGE CAP CORE                        INDEX
                                                 ------------------------------- ----------------------------------
                                                       2009            2008            2009              2008
                                                 --------------- --------------- ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (74,359)   $       1,586   $    (338,953)   $    (1,064,335)
 Net realized gain (loss) on investments........    (1,816,047)        (425,713)    (40,669,534)       (23,613,317)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,813,281       (2,745,634)    110,973,205       (161,627,766)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     3,922,875       (3,169,761)     69,964,718       (186,305,418)
                                                  ------------    -------------   -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     3,570,092        1,635,333      36,006,276         47,861,638
  Transfers between funds including
   guaranteed interest account, net.............     8,778,284        4,283,668      (9,039,437)       (11,999,398)
  Transfers for contract benefits and
   terminations.................................    (1,115,240)        (788,437)    (14,510,895)       (21,219,660)
  Contract maintenance charges..................       (10,743)          (6,477)       (316,583)          (309,206)
  Adjustments to net assets allocated to
   contracts in payout period...................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    11,222,393        5,124,087      12,139,361         14,333,374
                                                  ------------    -------------   -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............          (998)             999          17,496             22,499
                                                  ------------    -------------   -------------    ---------------
Increase (Decrease) in Net Assets...............    15,144,270        1,955,325      82,121,575       (171,949,545)
Net Assets -- Beginning of Period...............     9,066,965        7,111,640     192,207,761        364,157,306
                                                  ------------    -------------   -------------    ---------------
Net Assets -- End of Period.....................  $ 24,211,235    $   9,066,965   $ 274,329,336    $   192,207,761
                                                  ============    =============   =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               --              --                 --
 Redeemed.......................................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................            --               --              --                 --
                                                  ------------    -------------   -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           179               82             700                753
 Redeemed.......................................           (56)             (32)           (513)              (601)
                                                  ------------    -------------   -------------    ---------------
 Net Increase (Decrease)........................           123               50             187                152
                                                  ------------    -------------   -------------    ---------------

                                                             EQ/MID CAP
                                                       VALUE PLUS ( c )(d)(e)
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     145,995    $       435,390
 Net realized gain (loss) on investments........    (72,416,519)       (55,468,925)
 Change in unrealized appreciation
  (depreciation) of investments.................    148,390,156       (118,369,545)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................     76,119,632       (173,403,080)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     32,240,140         37,717,701
  Transfers between funds including
   guaranteed interest account, net.............    114,492,846        (44,608,955)
  Transfers for contract benefits and
   terminations.................................    (22,360,432)       (33,265,557)
  Contract maintenance charges..................       (412,799)          (394,671)
  Adjustments to net assets allocated to
   contracts in payout period...................             --                 --
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................    123,959,755        (40,551,482)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         30,000             21,000
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    200,109,387       (213,933,562)
Net Assets -- Beginning of Period...............    244,407,864        458,341,426
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 444,517,251    $   244,407,864
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                 --
 Redeemed.......................................             --                 --
                                                  -------------    ---------------
 Net Increase (Decrease)........................             --                 --
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................          1,454                371
 Redeemed.......................................           (561)              (671)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            893               (300)
                                                  -------------    ---------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MONEY MARKET
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (1,893,787)   $   2,020,304
 Net realized gain (loss) on investments........        (81,776)        (105,815)
 Change in unrealized appreciation
  (depreciation) of investments.................        130,919          100,827
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     (1,844,644)       2,015,316
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     24,397,113       24,573,323
  Transfers between funds including
   guaranteed interest account, net.............    (35,149,702)      28,779,595
  Transfers for contract benefits and
   terminations.................................    (42,419,301)     (51,631,565)
  Contract maintenance charges..................       (202,077)        (146,495)
  Adjustments to net assets allocated to
   contracts in payout period...................         56,415          (85,946)
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................    (53,317,552)       1,488,912
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       (106,546)          95,514
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............    (55,268,742)       3,599,742
Net Assets -- Beginning of Period...............    195,663,091      192,063,349
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 140,394,349    $ 195,663,091
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            958            2,329
 Redeemed.......................................         (1,874)          (2,591)
                                                  -------------    -------------
 Net Increase (Decrease)........................           (916)            (262)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            415              535
 Redeemed.......................................           (501)            (437)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (86)              98
                                                  -------------    -------------

                                                           EQ/MONTAG &                   EQ/MUTUAL LARGE
                                                         CALDWELL GROWTH                    CAP EQUITY
                                                 ------------------------------- --------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (211,189)   $   (212,465)   $   (279,098)   $      771,836
 Net realized gain (loss) on investments........    (2,553,089)     (2,187,194)     (4,674,128)       (2,664,102)
 Change in unrealized appreciation
  (depreciation) of investments.................     9,435,395      (6,482,375)     10,705,264       (12,846,304)
                                                  ------------    ------------    ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     6,671,117      (8,882,034)      5,752,038       (14,738,570)
                                                  ------------    ------------    ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,006,913       3,534,098       4,096,697         6,114,633
  Transfers between funds including
   guaranteed interest account, net.............     4,465,376      12,247,140      (1,506,298)       (2,037,978)
  Transfers for contract benefits and
   terminations.................................    (1,504,471)     (1,776,822)     (1,928,874)       (2,382,273)
  Contract maintenance charges..................       (21,796)        (11,477)        (42,596)          (32,373)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,946,022      13,992,939         618,929         1,662,009
                                                  ------------    ------------    ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --           1,101             8,189
                                                  ------------    ------------    ------------    --------------
Increase (Decrease) in Net Assets...............    13,617,139       5,110,905       6,372,068       (13,068,372)
Net Assets -- Beginning of Period...............    19,750,705      14,639,800      23,076,976        36,145,348
                                                  ------------    ------------    ------------    --------------
Net Assets -- End of Period.....................  $ 33,367,844    $ 19,750,705    $ 29,449,044    $   23,076,976
                                                  ============    ============    ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --              --                --
 Redeemed.......................................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
 Net Increase (Decrease)........................            --              --              --                --
                                                  ------------    ------------    ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           158             225             105               134
 Redeemed.......................................           (87)           (115)            (92)             (120)
                                                  ------------    ------------    ------------    --------------
 Net Increase (Decrease)........................            71             110              13                14
                                                  ------------    ------------    ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/OPPENHEIMER
                                                             GLOBAL
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (88,575)   $     11,928
 Net realized gain (loss) on investments........    (2,156,868)     (1,225,486)
 Change in unrealized appreciation
  (depreciation) of investments.................     7,354,325      (5,554,854)
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     5,108,882      (6,768,412)
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     4,062,593       3,472,311
  Transfers between funds including
   guaranteed interest account, net.............     3,113,608       2,249,822
  Transfers for contract benefits and
   terminations.................................      (865,014)     (1,202,951)
  Contract maintenance charges..................       (20,153)        (13,991)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,291,034       4,505,191
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         1,002           1,820
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............    11,400,918      (2,261,401)
Net Assets -- Beginning of Period...............    10,889,194      13,150,595
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 22,290,112    $ 10,889,194
                                                  ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           141              98
 Redeemed.......................................           (59)            (52)
                                                  ------------    ------------
 Net Increase (Decrease)........................            82              46
                                                  ------------    ------------

                                                           EQ/PIMCO ULTRA                       EQ/QUALITY
                                                          SHORT BOND (f)(g)                   BOND PLUS (k)
                                                 ----------------------------------- --------------------------------
                                                        2009              2008             2009             2008
                                                 ------------------ ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................    $    (97,510)    $   1,743,603    $   3,063,740    $   5,580,890
 Net realized gain (loss) on investments........      (4,972,669)        6,390,577       (3,894,674)      (2,216,272)
 Change in unrealized appreciation
  (depreciation) of investments.................       9,671,573       (15,964,235)       6,292,433      (14,353,793)
                                                    ------------     -------------    -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................       4,601,394        (7,830,055)       5,461,499      (10,989,175)
                                                    ------------     -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      22,968,380        21,724,530       10,118,024       11,477,523
  Transfers between funds including
   guaranteed interest account, net.............      29,709,823        45,788,530       32,898,494      (13,079,901)
  Transfers for contract benefits and
   terminations.................................      (9,750,798)       (7,996,391)     (14,372,410)     (19,732,261)
  Contract maintenance charges..................        (101,405)          (53,255)        (146,458)        (128,661)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                --           31,581           44,573
                                                    ------------     -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................      42,826,000        59,463,414       28,529,231      (21,418,727)
                                                    ------------     -------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           4,499            11,378           16,459          (69,622)
                                                    ------------     -------------    -------------    -------------
Increase (Decrease) in Net Assets...............      47,431,893        51,644,737       34,007,189      (32,477,524)
Net Assets -- Beginning of Period...............     100,326,821        48,682,084      124,796,503      157,274,027
                                                    ------------     -------------    -------------    -------------
Net Assets -- End of Period.....................    $147,758,714     $ 100,326,821    $ 158,803,692    $ 124,796,503
                                                    ============     =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................               6                --              260              105
 Redeemed.......................................              (4)               --             (149)            (193)
                                                    ------------     -------------    -------------    -------------
 Net Increase (Decrease)........................               2                --              111              (88)
                                                    ------------     -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             774               962              140               33
 Redeemed.......................................            (404)             (435)             (69)             (79)
                                                    ------------     -------------    -------------    -------------
 Net Increase (Decrease)........................             370               527               71              (46)
                                                    ------------     -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/SMALL COMPANY
                                                             INDEX (j)
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     274,559    $    (588,820)
 Net realized gain (loss) on investments........    (21,088,359)       4,874,963
 Change in unrealized appreciation
  (depreciation) of investments.................     51,365,509      (62,108,789)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     30,551,709      (57,822,646)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     20,808,435       22,772,789
  Transfers between funds including
   guaranteed interest account, net.............      5,394,008       (8,420,076)
  Transfers for contract benefits and
   terminations.................................     (7,753,526)      (8,831,460)
  Contract maintenance charges..................       (167,130)        (161,290)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     18,281,787        5,359,963
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --          (27,998)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............     48,833,496      (52,490,681)
Net Assets -- Beginning of Period...............    110,189,668      162,680,349
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 159,023,164    $ 110,189,668
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --               --
 Redeemed.......................................             --               --
                                                  -------------    -------------
 Net Increase (Decrease)........................             --               --
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            414              285
 Redeemed.......................................           (230)            (234)
                                                  -------------    -------------
 Net Increase (Decrease)........................            184               51
                                                  -------------    -------------

                                                         EQ/T. ROWE PRICE                   EQ/TEMPLETON
                                                           GROWTH STOCK                    GLOBAL EQUITY
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (889,733)   $     (930,152)  $     76,000    $       99,037
 Net realized gain (loss) on investments........    (4,848,544)         (131,541)    (4,057,509)       (2,428,990)
 Change in unrealized appreciation
  (depreciation) of investments.................    30,073,682       (37,069,536)     9,908,524       (10,487,063)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    24,335,405       (38,131,229)     5,927,015       (12,817,016)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........    12,985,343        10,946,289      4,722,644         5,051,837
  Transfers between funds including
   guaranteed interest account, net.............    11,732,775        (1,031,510)       506,006        (2,090,738)
  Transfers for contract benefits and
   terminations.................................    (4,498,889)       (5,325,640)    (1,591,054)       (1,566,660)
  Contract maintenance charges..................       (94,131)          (89,851)       (39,597)          (28,772)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    20,125,098         4,499,288      3,597,999         1,365,667
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            85             6,970             --             7,920
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............    44,460,588       (33,624,971)     9,525,014       (11,443,429)
Net Assets -- Beginning of Period...............    52,446,816        86,071,787     18,452,933        29,896,362
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 96,907,404    $   52,446,816   $ 27,977,947    $   18,452,933
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                --
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           422               217            140               121
 Redeemed.......................................          (167)             (163)           (86)             (106)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................           255                54             54                15
                                                  ------------    --------------   ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/UBS GROWTH
                                                             AND INCOME
                                                 ----------------------------------
                                                       2009             2008
                                                 --------------- ------------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    (70,559)    $     (21,667)
 Net realized gain (loss) on investments........    (3,485,462)       (1,543,509)
 Change in unrealized appreciation
  (depreciation) of investments.................     8,247,785        (9,581,713)
                                                  ------------     -------------
 Net Increase (decrease) in net assets from
  operations....................................     4,691,764       (11,146,889)
                                                  ------------     -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,240,756         3,469,064
  Transfers between funds including
   guaranteed interest account, net.............      (318,043)       (2,963,933)
  Transfers for contract benefits and
   terminations.................................      (870,796)       (1,446,424)
  Contract maintenance charges..................       (16,975)          (17,163)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --
                                                  ------------     -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     1,034,942          (958,456)
                                                  ------------     -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,502             1,049
                                                  ------------     -------------
Increase (Decrease) in Net Assets...............     5,729,208       (12,104,296)
Net Assets -- Beginning of Period...............    15,016,414        27,120,710
                                                  ------------     -------------
Net Assets -- End of Period.....................  $ 20,745,622     $  15,016,414
                                                  ============     =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --
 Redeemed.......................................            --                --
                                                  ------------     -------------
 Net Increase (Decrease)........................            --                --
                                                  ------------     -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            81                78
 Redeemed.......................................           (69)              (87)
                                                  ------------     -------------
 Net Increase (Decrease)........................            12                (9)
                                                  ------------     -------------

                                                           EQ/VAN KAMPEN                    EQ/VAN KAMPEN
                                                             COMSTOCK                       MID CAP GROWTH
                                                 --------------------------------- --------------------------------
                                                       2009             2008             2009            2008
                                                 --------------- ----------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $     31,498     $   120,789      $   (673,100)   $     (567,833)
 Net realized gain (loss) on investments........    (4,087,514)     (2,237,923)       (9,832,944)       (5,364,733)
 Change in unrealized appreciation
  (depreciation) of investments.................     8,047,463      (6,432,976)       32,631,370       (21,638,650)
                                                  ------------     -----------      ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................     3,991,447      (8,550,110)       22,125,326       (27,571,216)
                                                  ------------     -----------      ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,480,897       3,446,282        12,720,890        10,165,703
  Transfers between funds including
   guaranteed interest account, net.............      (503,073)     (2,062,294)       21,101,585         6,483,358
  Transfers for contract benefits and
   terminations.................................    (1,108,468)     (1,471,672)       (3,114,451)       (2,962,897)
  Contract maintenance charges..................       (21,790)        (21,946)          (56,178)          (33,318)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................       847,566        (109,630)       30,651,846        13,652,846
                                                  ------------     -----------      ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         2,776           6,915              (174)            6,502
                                                  ------------     -----------      ------------    --------------
Increase (Decrease) in Net Assets...............     4,841,789      (8,652,825)       52,776,998       (13,911,868)
Net Assets -- Beginning of Period...............    14,152,818      22,805,643        32,051,020        45,962,888
                                                  ------------     -----------      ------------    --------------
Net Assets -- End of Period.....................  $ 18,994,607     $14,152,818      $ 84,828,018    $   32,051,020
                                                  ============     ===========      ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --                --                --
 Redeemed.......................................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
 Net Increase (Decrease)........................            --              --                --                --
                                                  ------------     -----------      ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            88              92               473               281
 Redeemed.......................................           (75)            (94)             (195)             (183)
                                                  ------------     -----------      ------------    --------------
 Net Increase (Decrease)........................            13              (2)              278                98
                                                  ------------     -----------      ------------    --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                       AGGRESSIVE EQUITY (h)
                                                 ----------------------------------
                                                       2009              2008
                                                 ---------------- -----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  (2,857,970)   $    (3,736,259)
 Net realized gain (loss) on investments........    (31,688,872)       (20,690,817)
 Change in unrealized appreciation
  (depreciation) of investments.................    177,657,200       (366,004,140)
                                                  -------------    ---------------
 Net Increase (decrease) in net assets from
  operations....................................    143,110,358       (390,431,216)
                                                  -------------    ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     18,437,033         23,165,807
  Transfers between funds including
   guaranteed interest account, net.............     25,233,474        (35,161,040)
  Transfers for contract benefits and
   terminations.................................    (37,973,023)       (66,082,504)
  Contract maintenance charges..................       (639,419)          (661,914)
  Adjustments to net assets allocated to
   contracts in payout period...................       (176,126)         1,063,682
                                                  -------------    ---------------
Net increase (decrease) in net assets from
 contractowners transactions....................      4,881,939        (77,675,969)
                                                  -------------    ---------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............        346,960         (1,321,033)
                                                  -------------    ---------------
Increase (Decrease) in Net Assets...............    148,339,257       (469,428,218)
Net Assets -- Beginning of Period...............    413,712,536        883,140,754
                                                  -------------    ---------------
Net Assets -- End of Period.....................  $ 562,051,793    $   413,712,536
                                                  =============    ===============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................          1,211                596
 Redeemed.......................................         (1,359)            (1,594)
                                                  -------------    ---------------
 Net Increase (Decrease)........................           (148)              (998)
                                                  -------------    ---------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            185                 19
 Redeemed.......................................            (39)               (45)
                                                  -------------    ---------------
 Net Increase (Decrease)........................            146                (26)
                                                  -------------    ---------------

                                                          MULTIMANAGER                     MULTIMANAGER
                                                            CORE BOND                  INTERNATIONAL EQUITY
                                                 ------------------------------- ---------------------------------
                                                       2009            2008            2009             2008
                                                 --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $  1,768,689    $  2,696,190    $      202,953   $      242,038
 Net realized gain (loss) on investments........       (25,331)      1,348,504       (14,665,823)      (1,361,053)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,241,851      (3,335,396)       31,165,901      (56,360,085)
                                                  ------------    ------------    --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................     4,985,209         709,298        16,703,031      (57,479,100)
                                                  ------------    ------------    --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     8,873,186       6,490,427         7,159,602       11,103,928
  Transfers between funds including
   guaranteed interest account, net.............     9,345,287         113,612        (4,596,150)      (6,183,307)
  Transfers for contract benefits and
   terminations.................................    (7,887,303)     (7,613,690)       (5,041,720)      (8,325,761)
  Contract maintenance charges..................       (73,700)        (61,519)          (77,559)         (82,564)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................    10,257,470      (1,071,170)       (2,555,827)      (3,487,704)
                                                  ------------    ------------    --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          11,592             1,002          (24,003)
                                                  ------------    ------------    --------------   --------------
Increase (Decrease) in Net Assets...............    15,242,679        (350,280)       14,148,206      (60,990,807)
Net Assets -- Beginning of Period...............    71,749,186      72,099,466        60,756,575      121,747,382
                                                  ------------    ------------    --------------   --------------
Net Assets -- End of Period.....................  $ 86,991,865    $ 71,749,186    $   74,904,781   $   60,756,575
                                                  ============    ============    ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --               2                --                2
 Redeemed.......................................            --              --                --               --
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            --               2                --                2
                                                  ------------    ------------    --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           257             187               169              212
 Redeemed.......................................          (173)           (197)             (188)            (238)
                                                  ------------    ------------    --------------   --------------
 Net Increase (Decrease)........................            84             (10)              (19)             (26)
                                                  ------------    ------------    --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            MULTIMANAGER
                                                       LARGE CAP CORE EQUITY
                                                 ----------------------------------
                                                        2009             2008
                                                 ----------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $    17,756      $     (136,216)
 Net realized gain (loss) on investments........    (1,670,626)           (481,982)
 Change in unrealized appreciation
  (depreciation) of investments.................     5,106,848          (8,184,660)
                                                   -----------      --------------
 Net Increase (decrease) in net assets from
  operations....................................     3,453,978          (8,802,858)
                                                   -----------      --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     1,059,958           1,657,381
  Transfers between funds including
   guaranteed interest account, net.............      (401,734)         (1,441,425)
  Transfers for contract benefits and
   terminations.................................    (1,263,018)         (1,576,235)
  Contract maintenance charges..................       (15,353)            (15,866)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --
                                                   -----------      --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (620,147)         (1,376,145)
                                                   -----------      --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              96,736
                                                   -----------      --------------
Increase (Decrease) in Net Assets...............     2,833,831         (10,082,267)
Net Assets -- Beginning of Period...............    12,198,543          22,280,810
                                                   -----------      --------------
Net Assets -- End of Period.....................   $15,032,374      $   12,198,543
                                                   ===========      ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                  --
 Redeemed.......................................            --                  --
                                                   -----------      --------------
 Net Increase (Decrease)........................            --                  --
                                                   -----------      --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            31                  34
 Redeemed.......................................           (40)                (48)
                                                   -----------      --------------
 Net Increase (Decrease)........................            (9)                (14)
                                                   -----------      --------------

                                                            MULTIMANAGER                      MULTIMANAGER
                                                          LARGE CAP GROWTH                   LARGE CAP VALUE
                                                 ---------------------------------- ---------------------------------
                                                        2009             2008             2009             2008
                                                 ----------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $  (275,776)     $     (437,699)  $      295,512   $      110,243
 Net realized gain (loss) on investments........    (5,059,702)         (3,315,911)     (11,180,615)      (5,067,234)
 Change in unrealized appreciation
  (depreciation) of investments.................    13,076,430         (15,952,502)      20,794,326      (25,359,359)
                                                   -----------      --------------   --------------   --------------
 Net Increase (decrease) in net assets from
  operations....................................     7,740,952         (19,706,112)       9,909,223      (30,316,350)
                                                   -----------      --------------   --------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,872,116           3,816,955        5,665,350        8,471,601
  Transfers between funds including
   guaranteed interest account, net.............      (993,420)             31,877       (3,530,882)       2,006,290
  Transfers for contract benefits and
   terminations.................................    (2,409,841)         (2,706,097)      (4,250,320)      (6,228,160)
  Contract maintenance charges..................       (30,872)            (32,791)         (56,280)         (49,782)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                  --               --               --
                                                   -----------      --------------   --------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions....................      (562,017)          1,109,944       (2,172,132)       4,199,949
                                                   -----------      --------------   --------------   --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --          (1,116,590)              --       (1,560,464)
                                                   -----------      --------------   --------------   --------------
Increase (Decrease) in Net Assets...............     7,178,935         (19,712,758)       7,737,091      (27,676,865)
Net Assets -- Beginning of Period...............    22,692,321          42,405,079       47,933,654       75,610,519
                                                   -----------      --------------   --------------   --------------
Net Assets -- End of Period.....................   $29,871,256      $   22,692,321   $   55,670,745   $   47,933,654
                                                   ===========      ==============   ==============   ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                   4               --               --
 Redeemed.......................................            --                  --               --               --
                                                   -----------      --------------   --------------   --------------
 Net Increase (Decrease)........................            --                   4               --               --
                                                   -----------      --------------   --------------   --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           104                 134              135              210
 Redeemed.......................................          (112)               (126)            (151)            (184)
                                                   -----------      --------------   --------------   --------------
 Net Increase (Decrease)........................            (8)                  8              (16)              26
                                                   -----------      --------------   --------------   --------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                     MULTIMANAGER
                                                          MID CAP GROWTH                   MID CAP VALUE
                                                 -------------------------------- --------------------------------
                                                       2009            2008             2009            2008
                                                 --------------- ---------------- --------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (677,654)   $     (889,679)  $    877,879    $     (478,338)
 Net realized gain (loss) on investments........    (7,898,488)       (4,727,009)    (7,157,528)       (6,185,419)
 Change in unrealized appreciation
  (depreciation) of investments.................    26,837,470       (32,293,955)    23,852,581       (18,143,462)
                                                  ------------    --------------   ------------    --------------
 Net Increase (decrease) in net assets from
  operations....................................    18,261,328       (37,910,643)    17,572,932       (24,807,219)
                                                  ------------    --------------   ------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,292,698         7,275,667      4,311,813         5,327,381
  Transfers between funds including
   guaranteed interest account, net.............      (999,843)       (6,823,073)       701,266        (4,520,086)
  Transfers for contract benefits and
   terminations.................................    (4,153,693)       (5,369,316)    (4,195,560)       (5,179,487)
  Contract maintenance charges..................       (66,555)          (70,364)       (50,915)          (48,183)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions....................        72,607        (4,987,086)       766,604        (4,420,375)
                                                  ------------    --------------   ------------    --------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --           (20,002)            --           (19,700)
                                                  ------------    --------------   ------------    --------------
Increase (Decrease) in Net Assets...............    18,333,935       (42,917,731)    18,339,536       (29,247,294)
Net Assets -- Beginning of Period...............    46,116,330        89,034,061     41,918,854        71,166,148
                                                  ------------    --------------   ------------    --------------
Net Assets -- End of Period.....................  $ 64,450,265    $   46,116,330   $ 60,258,390    $   41,918,854
                                                  ============    ==============   ============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --             --                 2
 Redeemed.......................................            --                --             --                --
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................            --                --             --                 2
                                                  ------------    --------------   ------------    --------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           147               140            131               122
 Redeemed.......................................          (146)             (191)          (122)             (157)
                                                  ------------    --------------   ------------    --------------
 Net Increase (Decrease)........................             1               (51)             9               (35)
                                                  ------------    --------------   ------------    --------------

                                                           MULTIMANAGER
                                                         MULTI-SECTOR BOND
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   3,832,757    $  12,115,604
 Net realized gain (loss) on investments........    (12,151,717)      (7,676,025)
 Change in unrealized appreciation
  (depreciation) of investments.................     17,477,411      (44,090,725)
                                                  -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................      9,158,451      (39,651,146)
                                                  -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,653,887       12,118,971
  Transfers between funds including
   guaranteed interest account, net.............     (5,179,465)     (21,323,165)
  Transfers for contract benefits and
   terminations.................................    (11,932,764)     (17,009,932)
  Contract maintenance charges..................       (147,198)        (148,052)
  Adjustments to net assets allocated to
   contracts in payout period...................            160          207,213
                                                  -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     (8,605,380)     (26,154,965)
                                                  -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............         29,841         (399,211)
                                                  -------------    -------------
Increase (Decrease) in Net Assets...............        582,912      (66,205,322)
Net Assets -- Beginning of Period...............    115,432,094      181,637,416
                                                  -------------    -------------
Net Assets -- End of Period.....................  $ 116,015,006    $ 115,432,094
                                                  =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             90               92
 Redeemed.......................................           (136)            (196)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (46)            (104)
                                                  -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................             52               35
 Redeemed.......................................            (73)            (121)
                                                  -------------    -------------
 Net Increase (Decrease)........................            (21)             (86)
                                                  -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           MULTIMANAGER                     MULTIMANAGER
                                                         SMALL CAP GROWTH                  SMALL CAP VALUE
                                                 -------------------------------- ---------------------------------
                                                       2009            2008             2009             2008
                                                 --------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $   (464,519)   $     (585,714)  $    (253,507)   $  (1,461,431)
 Net realized gain (loss) on investments........    (9,302,045)       (6,442,404)    (23,315,753)     (17,089,715)
 Change in unrealized appreciation
  (depreciation) of investments.................    20,585,009       (17,548,296)     47,397,830      (44,901,384)
                                                  ------------    --------------   -------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................    10,818,445       (24,576,414)     23,828,570      (63,452,530)
                                                  ------------    --------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,031,268         7,363,875      12,365,671       17,532,581
  Transfers between funds including
   guaranteed interest account, net.............    (1,919,174)       (7,364,300)     (7,549,850)     (20,248,391)
  Transfers for contract benefits and
   terminations.................................    (2,172,643)       (3,013,139)     (7,147,211)     (10,403,918)
  Contract maintenance charges..................       (53,522)          (54,819)       (153,150)        (173,558)
  Adjustments to net assets allocated to
   contracts in payout period...................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................       885,929        (3,068,383)     (2,484,540)     (13,293,286)
                                                  ------------    --------------   -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............       175,001           225,000              --               --
                                                  ------------    --------------   -------------    -------------
Increase (Decrease) in Net Assets...............    11,879,375       (27,419,797)     21,344,030      (76,745,816)
Net Assets -- Beginning of Period...............    32,222,420        59,642,217      97,824,870      174,570,686
                                                  ------------    --------------   -------------    -------------
Net Assets -- End of Period.....................  $ 44,101,795    $   32,222,420   $ 119,168,900    $  97,824,870
                                                  ============    ==============   =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --                --              --               --
 Redeemed.......................................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
 Net Increase (Decrease)........................            --                --              --               --
                                                  ------------    --------------   -------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           139               139             181              158
 Redeemed.......................................          (126)             (162)           (200)            (242)
                                                  ------------    --------------   -------------    -------------
 Net Increase (Decrease)........................            13               (23)            (19)             (84)
                                                  ------------    --------------   -------------    -------------

                                                           MULTIMANAGER
                                                            TECHNOLOGY
                                                 ---------------------------------
                                                       2009             2008
                                                 ---------------- ----------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................   $ (1,106,589)   $  (1,302,169)
 Net realized gain (loss) on investments........     (7,655,403)        (991,154)
 Change in unrealized appreciation
  (depreciation) of investments.................     47,160,006      (58,526,063)
                                                   ------------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     38,398,014      (60,819,386)
                                                   ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........      8,377,531       10,213,289
  Transfers between funds including
   guaranteed interest account, net.............      9,930,444       (5,483,936)
  Transfers for contract benefits and
   terminations.................................     (6,965,312)      (8,848,939)
  Contract maintenance charges..................       (108,956)        (103,683)
  Adjustments to net assets allocated to
   contracts in payout period...................             --               --
                                                   ------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     11,233,707       (4,223,269)
                                                   ------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............             --         (113,499)
                                                   ------------    -------------
Increase (Decrease) in Net Assets...............     49,631,721      (65,156,154)
Net Assets -- Beginning of Period...............     64,726,599      129,882,753
                                                   ------------    -------------
Net Assets -- End of Period.....................   $114,358,320    $  64,726,599
                                                   ============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................             --                2
 Redeemed.......................................             --               --
                                                   ------------    -------------
 Net Increase (Decrease)........................             --                2
                                                   ------------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            498              392
 Redeemed.......................................           (365)            (438)
                                                   ------------    -------------
 Net Increase (Decrease)........................            133              (46)
                                                   ------------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     TARGET 2015 ALLOCATION
                                                 -------------------------------
                                                       2009            2008
                                                 --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    407,394    $    239,502
 Net realized gain (loss) on investments........    (1,667,357)       (908,634)
 Change in unrealized appreciation
  (depreciation) of investments.................     3,479,083      (3,370,653)
                                                  ------------    ------------
 Net Increase (decrease) in net assets from
  operations....................................     2,219,120      (4,039,785)
                                                  ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     2,955,744       4,156,745
  Transfers between funds including
   guaranteed interest account, net.............     1,707,506       2,861,462
  Transfers for contract benefits and
   terminations.................................    (1,085,372)       (676,636)
  Contract maintenance charges..................       (12,940)         (7,039)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --
                                                  ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions....................     3,564,938       6,334,532
                                                  ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............            --              --
                                                  ------------    ------------
Increase (Decrease) in Net Assets...............     5,784,058       2,294,747
Net Assets -- Beginning of Period...............    10,141,774       7,847,027
                                                  ------------    ------------
Net Assets -- End of Period.....................  $ 15,925,832    $ 10,141,774
                                                  ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --
 Redeemed.......................................            --              --
                                                  ------------    ------------
 Net Increase (Decrease)........................            --              --
                                                  ------------    ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................            89             106
 Redeemed.......................................           (46)            (45)
                                                  ------------    ------------
 Net Increase (Decrease)........................            43              61
                                                  ------------    ------------

                                                     TARGET 2025 ALLOCATION          TARGET 2035 ALLOCATION
                                                 ------------------------------- -------------------------------
                                                       2009            2008            2009            2008
                                                 --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................  $    502,501    $    225,982     $   365,842    $     137,400
 Net realized gain (loss) on investments........    (1,444,446)       (423,203)       (907,256)        (119,430)
 Change in unrealized appreciation
  (depreciation) of investments.................     4,003,872      (4,418,097)      3,133,847       (3,230,970)
                                                  ------------    ------------     -----------    -------------
 Net Increase (decrease) in net assets from
  operations....................................     3,061,927      (4,615,318)      2,592,433       (3,213,000)
                                                  ------------    ------------     -----------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........     5,270,879       4,480,942       5,366,641        4,726,204
  Transfers between funds including
   guaranteed interest account, net.............     1,684,898       2,132,379         428,501        1,015,628
  Transfers for contract benefits and
   terminations.................................      (647,665)       (516,259)       (457,657)        (252,062)
  Contract maintenance charges..................       (27,142)        (15,152)        (41,283)         (23,181)
  Adjustments to net assets allocated to
   contracts in payout period...................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
Net increase (decrease) in net assets from
 contractowners transactions....................     6,280,970       6,081,910       5,296,202        5,466,589
                                                  ------------    ------------     -----------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           701             569              --            4,998
                                                  ------------    ------------     -----------    -------------
Increase (Decrease) in Net Assets...............     9,343,598       1,467,161       7,888,635        2,258,587
Net Assets -- Beginning of Period...............    10,694,287       9,227,126       6,994,816        4,736,229
                                                  ------------    ------------     -----------    -------------
Net Assets -- End of Period.....................  $ 20,037,885    $ 10,694,287     $14,883,451    $   6,994,816
                                                  ============    ============     ===========    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................            --              --              --               --
 Redeemed.......................................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
 Net Increase (Decrease)........................            --              --              --               --
                                                  ------------    ------------     -----------    -------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................           109              92              91               69
 Redeemed.......................................           (30)            (29)            (19)             (12)
                                                  ------------    ------------     -----------    -------------
 Net Increase (Decrease)........................            79              63              72               57
                                                  ------------    ------------     -----------    -------------

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                        TARGET 2045 ALLOCATION
                                                   ---------------------------------
                                                         2009              2008
                                                   ---------------   ---------------
Increase (Decrease) in Net Assets from
 Operations:
 Net investment income (loss)...................     $   245,229      $     75,780
 Net realized gain (loss) on investments........        (919,291)         (246,276)
 Change in unrealized appreciation
  (depreciation) of investments.................       2,602,775        (2,231,300)
                                                     -----------      ------------
 Net Increase (decrease) in net assets from
  operations....................................       1,928,713        (2,401,796)
                                                     -----------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners.........       3,448,464         3,292,200
  Transfers between funds including
   guaranteed interest account, net.............         262,090           654,126
  Transfers for contract benefits and
   terminations.................................        (254,300)         (238,227)
  Contract maintenance charges..................         (35,251)          (18,498)
  Adjustments to net assets allocated to
   contracts in payout period...................              --                --
                                                     -----------      ------------
Net increase (decrease) in net assets from
 contractowners transactions....................       3,421,003         3,689,601
                                                     -----------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account A............           1,002                --
                                                     -----------      ------------
Increase (Decrease) in Net Assets...............       5,350,718         1,287,805
Net Assets -- Beginning of Period...............       4,692,005         3,404,200
                                                     -----------      ------------
Net Assets -- End of Period.....................     $10,042,723      $  4,692,005
                                                     ===========      ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
 Issued.........................................              --                --
 Redeemed.......................................              --                --
                                                     -----------      ------------
 Net Increase (Decrease)........................              --                --
                                                     -----------      ------------
Unit Activity 0.50% to 1.45% Class B
 Issued.........................................              66                51
 Redeemed.......................................             (18)              (11)
                                                     -----------      ------------
 Net Increase (Decrease)........................              48                40
                                                     -----------      ------------

-------
(a)  Units were made available for sale on July 10, 2009.
(b)  Units were made available for sale on September 30, 2009.
(c) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(d) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(e) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(f) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(g) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(h) Multimanager Aggressive Equity replaced for Multimanager Health Care due to a fund merger on September 18,2009.
(i) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(j) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(k) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(l) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(m)  Units were made available for sale on September 18, 2009.

The accompanying notes are an integral part of these financial statements.



                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements

December 31, 2009

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"), ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following separate Variable Investment Options:

   AXA Premier VIP Trust*
   ----------------------
   o AXA Aggressive Allocation
   o AXA Balanced Strategy
   o AXA Conservative Allocation
   o AXA Conservative Growth Strategy
   o AXA Conservative Strategy
   o AXA Conservative-Plus Allocation
   o AXA Growth Strategy
   o AXA Moderate Allocation
   o AXA Moderate Growth Strategy
   o AXA Moderate-Plus Allocation
   o Multimanager Aggressive Equity
   o Multimanager Core Bond
   o Multimanager International Equity
   o Multimanager Large Cap Core Equity
   o Multimanager Large Cap Growth
   o Multimanager Large Cap Value
   o Multimanager Mid Cap Growth
   o Multimanager Mid Cap Value
   o Multimanager Multi-Sector Bond(1)
   o Multimanager Small Cap Growth
   o Multimanager Small Cap Value
   o Multimanager Technology
   o Target 2015 Allocation
   o Target 2025 Allocation
   o Target 2035 Allocation
   o Target 2045 Allocation

   EQ Advisors Trust*
   ------------------
   o All Asset Allocation
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/AXA Franklin Small Cap Value Core(2)
   o EQ/BlackRock Basic Value Equity
   o EQ/BlackRock International Value
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Common Stock Index(3)
   o EQ/Core Bond Index(4)
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Equity Growth PLUS(5)
   o EQ/Evergreen Omega
   o EQ/Frankin Core Balanced(6)
   o EQ/Franklin Templeton Allocation(7)
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Global Bond PLUS(8)
   o EQ/Global Multi-Sector Equity(9)
   o EQ/Intermediate Government Bond Index(10)
   o EQ/International Core PLUS
   o EQ/International Growth
   o EQ/JPMorgan Value Opportunities
   o EQ/Large Cap Core PLUS
   o EQ/Large Cap Growth Index
   o EQ/Large Cap Growth PLUS
   o EQ/Large Cap Value Index
   o EQ/Large Cap Value PLUS
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Mid Cap Index
   o EQ/Mid Cap Value PLUS
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Large Cap Equity(11)
   o EQ/Oppenheimer Global
   o EQ/PIMCO Ultra Short Bond(12)
   o EQ/Quality Bond PLUS
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock
   o EQ/Templeton Global Equity(13)
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Mid Cap Growth


                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

1. Organization (Concluded)

----------
   (1)  Formerly known as Multimanager High Yield
   (2)  Formerly known as EQ/Franklin Small Cap Value
   (3)  Formerly known as EQ/AllianceBernstein Common Stock
   (4)  Formerly known as EQ/JPMorgan Core Bond
   (5) Fund was renamed twice this year. EQ/Marsico Focus was former name, until 05/01/09 when name changed to EQ/Focus PLUS. On 09/18/09 the second change resulted in the current name.
   (6) Fund was renamed twice this year. EQ/Franklin Income was former name, until 05/01/09 when name changed to EQ/AXA Franklin Income Core. On 09/18/09 the second change resulted in the current name.
   (7) Fund was renamed twice this year. EQ/Franklin Templeton Founding Strategy was former name, until 05/01/09 when name changed to EQ/AXA Franklin Templeton Founding Strategy Core. On 09/18/09 the second name change resulted in the current name.
   (8)  Formerly known as EQ/Evergreen International Bond
   (9)  Formerly known as EQ/Van Kampen Emerging Markets Equity
   (10) Formerly known as EQ/AllianceBernstein Intermediate Government
        Securities
   (11) Fund was renamed twice this year. EQ/Mutual Shares was former name, until 05/01/09 when name changed to EQ/AXA Mutual Shares Core. On 09/18/09 the second name change resulted in the current name.
   (12) Formerly known as EQ/PIMCO Real Return
   (13) Fund was renamed twice this year. EQ/Templeton Growth was former name, until 05/01/09 name changed to EQ/AXA Templeton Growth Core. On 09/18/09 the second name change resulted in the current name.

        * An affiliate of AXA Equitable provides advisory services to one or more Portfolios of the Trust.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

   Each of the variable investment options of the Account bears indirectly exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners.

   In the normal course of business, the variable investment options of the Variable Account enter into contracts that may include agreements to indemnify another party under given circumstances. The variable investment options' maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the variable investment options of the Variable Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Effective April 1, 2009, and as further described in Note 3 of the financial statements, the Account implemented the new guidance related to Fair Value Measurements and Disclosures. This modification retains the "exit price" objective of fair value measurement and provides additional guidance for estimating fair value when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This guidance also references guidance on distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Implementation


                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies (Concluded)

   of the revised guidance did not have an impact on the net assets of the Account.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders and death benefits.

   Payments received from Contractowners represent participant contributions under EQUI-VEST Series 100 through 801, EQUI-VEST Vantage Series 900, EQUI-VEST Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST At Retirement, Crossings(SM) (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Vantage Series 900
   o EQUI-VEST Strategies Series 900 and 901
   o Momentum
   o Momentum Plus
   o Crossings(SM)

   Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under:

   o EQUI-VEST Series 100 through 801
   o EQUI-VEST Strategies Series 900 and 901
   o EQUIPLAN
   o Old Contracts

   Included in contract maintenance charges are administrative charges, if applicable, that are deducted quarterly under Momentum and Momentum Plus.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no


                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

2. Significant Accounting Policies (Concluded)

   federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quotes prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investment and receivable assets of each Variable Investment Option of the Account have been classified as Level 1. As described in Note 1 to the financial statements, the Account invests in open-ended mutual funds, available to contractholders of variable insurance policies. The Variable Investment Options may, without restriction, transact at the daily Net Asset Value(s) ("NAV") of the mutual funds. The NAV represents the daily per share value of the portfolio of investments of the mutual funds, at which sufficient volumes of transactions occur.

   As of December 31, 2009 the Account did not hold any investments with significant unobservable inputs (Level 3).


4. Purchases and Sales of Investments
   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:


                                                    Purchases        Sales
                                                 -------------- --------------
All ASSET ALLOCATION..........................    $  2,072,263   $     11,804
AXA AGGRESSIVE ALLOCATION.....................     134,917,666     40,037,288
AXA BALANCED STRATEGY.........................       6,104,184        127,728
AXA CONSERVATIVE ALLOCATION...................      42,465,015     22,388,603
AXA CONSERVATIVE GROWTH STRATEGY..............       1,287,648        175,410
AXA CONSERVATIVE STRATEGY.....................         441,504        167,582
AXA CONSERVATIVE-PLUS ALLOCATION..............      55,296,275     21,794,348
AXA GROWTH STRATEGY...........................       1,854,643        401,549
AXA MODERATE ALLOCATION.......................     255,140,400    142,676,555
AXA MODERATE-PLUS ALLOCATION..................     258,354,229     93,609,861
EQ/ALLIANCEBERNSTEIN INTERNATIONAL............      83,878,841    101,164,647
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.........      50,745,313     60,288,915
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..........       7,940,511      6,276,561
EQ/BLACKROCK BASIC VALUE EQUITY...............      74,920,400     47,583,382
EQ/BLACKROCK INTERNATIONAL VALUE..............      52,210,280     44,050,175
EQ/BOSTON ADVISORS EQUITY INCOME..............      16,677,241     13,704,941
EQ/CALVERT SOCIALLY RESPONSIBLE...............       3,887,949      2,223,483
EQ/CAPITAL GUARDIAN GROWTH....................       4,170,942      3,223,743
EQ/CAPITAL GUARDIAN RESEARCH..................      15,999,761     26,877,857
EQ/COMMON STOCK INDEX.........................     195,827,221    329,688,658
EQ/CORE BOND INDEX............................      50,770,164     29,720,577
EQ/DAVIS NEW YORK VENTURE.....................      11,084,569      4,884,029
EQ/EQUITY 500 INDEX...........................     149,745,067    152,941,246
EQ/EQUITY GROWTH PLUS.........................      68,597,242     61,593,248

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

4. Purchases and Sales of Investments (Concluded)


                                                   Purchases        Sales
                                                -------------- --------------
EQ/EVERGREEN OMEGA...........................    $ 22,625,192   $  8,179,032
EQ/FRANKLIN CORE BALANCED....................      21,699,864     18,290,181
EQ/FRANKLIN TEMPLETON ALLOCATION.............      12,725,988      8,166,341
EQ/GAMCO MERGERS AND ACQUISITIONS............       4,663,363      4,186,512
EQ/GAMCO SMALL COMPANY VALUE.................      73,096,288     32,776,112
EQ/GLOBAL BOND PLUS..........................      25,051,633     22,041,937
EQ/GLOBAL MULTI-SECTOR EQUITY................     131,030,121     97,324,961
EQ/INTERMEDIATE GOVERNMENT BOND INDEX........      19,894,597     33,114,367
EQ/INTERNATIONAL CORE PLUS...................      42,148,969     19,806,105
EQ/INTERNATIONAL GROWTH......................      20,741,396     11,596,518
EQ/JPMORGAN VALUE OPPORTUNITIES..............       8,166,772      8,452,105
EQ/LARGE CAP CORE PLUS.......................       4,321,496      3,056,959
EQ/LARGE CAP GROWTH INDEX....................      21,705,995     19,516,176
EQ/LARGE CAP GROWTH PLUS.....................      24,799,157     34,879,128
EQ/LARGE CAP VALUE INDEX.....................       7,195,858      3,239,396
EQ/LARGE CAP VALUE PLUS......................     104,091,086    147,816,917
EQ/LORD ABBETT GROWTH AND INCOME.............       6,345,064      4,908,166
EQ/LORD ABBETT LARGE CAP CORE................      16,463,543      5,315,507
EQ/MID CAP INDEX.............................      52,860,491     41,039,087
EQ/MID CAP VALUE PLUS........................     189,441,653     65,333,295
EQ/MONEY MARKET..............................      77,582,399    132,830,607
EQ/MONTAG & CALDWELL GROWTH..................      15,433,210      8,698,377
EQ/MUTUAL LARGE CAP EQUITY...................       6,955,351      6,614,419
EQ/OPPENHEIMER GLOBAL........................      11,107,303      4,902,842
EQ/PIMCO ULTRA SHORT BOND....................      88,147,846     45,117,757
EQ/QUALITY BOND PLUS.........................      67,293,565     35,728,231
EQ/SMALL COMPANY INDEX.......................      44,065,675     25,509,438
EQ/T. ROWE PRICE GROWTH STOCK................      32,659,317     13,423,955
EQ/TEMPLETON GLOBAL EQUITY...................       9,852,949      6,178,939
EQ/UBS GROWTH AND INCOME.....................       6,781,265      5,813,380
EQ/VAN KAMPEN COMSTOCK.......................       6,625,538      5,740,973
EQ/VAN KAMPEN MID CAP GROWTH.................      51,058,410     21,079,665
MULTIMANAGER AGGRESSIVE EQUITY...............      59,602,865     57,378,195
MULTIMANAGER CORE BOND.......................      35,185,366     22,966,594
MULTIMANAGER INTERNATIONAL EQUITY............      18,147,012     20,498,884
MULTIMANAGER LARGE CAP CORE EQUITY...........       2,788,245      3,390,636
MULTIMANAGER LARGE CAP GROWTH................       6,613,427      7,451,219
MULTIMANAGER LARGE CAP VALUE.................      12,844,304     14,720,924
MULTIMANAGER MID CAP GROWTH..................      11,031,422     11,636,627
MULTIMANAGER MID CAP VALUE...................      14,327,570     12,683,088
MULTIMANAGER MULTI-SECTOR BOND...............      22,791,212     27,563,973
MULTIMANAGER SMALL CAP GROWTH................      11,060,416     10,639,005
MULTIMANAGER SMALL CAP VALUE.................      21,619,830     24,357,877
MULTIMANAGER TECHNOLOGY......................      41,061,257     30,934,139
TARGET 2015 ALLOCATION.......................       7,896,580      3,898,680
TARGET 2025 ALLOCATION.......................       9,272,590      2,448,531
TARGET 2035 ALLOCATION.......................       7,264,652      1,559,742
TARGET 2045 ALLOCATION.......................       5,087,001      1,380,069


                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by each Trust's Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the investment options, but are not included in the expenses or expense ratios of the investment options.

   AXA Equitable and its affiliates serves as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.07% to a high of 1.19% of average daily net assets of the Portfolios of the Trust. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios, EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with Distributors.

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations

   In 2009, several fund reorganizations were made within EQ Advisors Trust, and corresponding reorganizations were made within the Variable Investment Options of the Account. In these reorganizations, certain Portfolios of EQ Advisors Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQ Advisors Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were merged with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). Contractholders of the Removed Investment Options received interests in the Surviving Investment Options with a value equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.


-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                      Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/Ariel Appreciation II               EQ/Mid Cap Value PLUS
                           EQ/Lord Abbett Mid Cap Value
                           EQ/Van Kampen Real Estate
-----------------------------------------------------------------------------------------------------
                           EQ/Ariel Appreciation II
Shares -- Class B              407,995
Value -- Class B           $      9.40
Net Assets Before Merger   $ 3,833,978
Net Assets After Merger    $        --
                           EQ/Lord Abbett Mid Cap Value
Shares -- Class B            3,267,908
Value -- Class B           $      7.93
Net Assets Before Merger   $25,901,370
Net Assets After Merger    $        --
                           EQ/Van Kampen Real Estate
Shares -- Class B           17,692,343                               55,280,633
Value -- Class B           $      5.48                            $        7.74
Net Assets Before Merger   $96,899,897                            $ 301,159,559
Net Assets After Merger    $        --                            $ 427,794,804
-----------------------------------------------------------------------------------------------------
 September 11, 2009        EQ/AXA Rosenberg Value Long/Short      EQ/PIMCO Ultra Short Bond
                           Equity
                           EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------
                           EQ/AXA Rosenberg Value Long/Short
                           Equity
Shares -- Class B              750,697
Value -- Class B           $      8.60
Net Assets Before Merger   $ 6,455,994
Net Assets After Merger    $        --
                           EQ/Short Duration Bond
Shares -- Class B            1,829,135                               13,871,491
Value -- Class B           $      9.13                            $        9.95
Net Assets Before Merger   $16,692,783                            $ 114,836,052
Net Assets After Merger    $        --                            $ 137,984,829
-----------------------------------------------------------------------------------------------------
 September 18, 2009        Multimanager Health Care               Multimanager Aggressive Equity
-----------------------------------------------------------------------------------------------------
Shares -- Class A            3,623,540                               20,044,984
Value -- Class A           $      9.21                            $       22.08
Shares -- Class B            1,056,833                                  791,741
Value -- Class B           $      9.02                            $       21.67
Net Assets Before Merger   $42,913,977                            $ 416,872,983
Net Assets After Merger    $        --                            $ 459,786,960
-----------------------------------------------------------------------------------------------------

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

6. Reorganizations (Concluded)


-----------------------------------------------------------------------------------------------------
                           Removed Portfolio                         Surviving Portfolio
-----------------------------------------------------------------------------------------------------
 September 18, 2009        EQ/Oppenheimer Main Street Opportunity    EQ/Common Stock Index
-----------------------------------------------------------------------------------------------------
Shares -- Class A              296,297                                   113,639,158
Value -- Class A            $     8.39                               $         13.64
Shares -- Class B              117,637                                     7,040,158
Value -- Class B            $     8.39                               $         13.55
Net Assets Before Merger    $3,474,284                               $ 1,642,374,045
Net Assets After Merger     $       --                               $ 1,645,848,329
-----------------------------------------------------------------------------------------------------
 September 18, 2009        EQ/Oppenheimer Main Street Small Cap      EQ/Small Company Index
                           Index
-----------------------------------------------------------------------------------------------------
Shares -- Class B            1,365,972                                    18,623,256
Value -- Class B           $      8.91                               $          8.40
Net Assets Before Merger   $12,171,930                               $   144,324,956
Net Assets After Merger    $        --                               $   156,496,886
-----------------------------------------------------------------------------------------------------
 September 25, 2009        EQ/Caywood Scholl High Yield Bond         EQ/Quality Bond PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class B            3,562,969                                     4,043,305
Value -- Class B           $      3.99                               $          9.19
Net Assets Before Merger   $14,233,273                               $    22,913,194
Net Assets After Merger    $        --                               $    37,146,467
-----------------------------------------------------------------------------------------------------
 September 25, 2009        EQ/Long Term Bond                         EQ/Core Bond Index
-----------------------------------------------------------------------------------------------------
Shares -- Class B            2,092,784                                    13,220,218
Value -- Class B           $     12.74                               $          9.62
Net Assets Before Merger   $26,671,839                               $   100,534,743
Net Assets After Merger    $        --                               $   127,206,582

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts                             0.58%           0.16%              --           0.74%
-------------
EQUIPLAN Contracts                        0.58%           0.16%              --           0.74%
------------------
EQUI-VEST Series 100/Momentum Contracts
---------------------------------------
EQ/Money Market
EQ/Common Stock Index..................   0.56%           0.60%            0.24%          1.40%
All Other Funds........................   0.50%           0.60%            0.24%          1.34%
EQUI-VEST Series 200
--------------------
EQ/Money Market
EQ/Common Stock Index..................   1.15%           0.25%              --           1.40%
All Other Funds........................   1.09%           0.25%              --           1.34%
EQUI-VEST Series 201
--------------------
All Funds..............................   0.95%           0.25%              --           1.20%
EQUI-VEST Series 300 and 400 Contracts
--------------------------------------
EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation................   1.10%           0.25%              --           1.35%
All Other Funds........................   1.10%           0.24%              --           1.34%
Momentum Plus Contracts                   1.10%           0.25%              --           1.35%
-----------------------
EQUI-VEST Series 500 Contracts            1.20%           0.25%              --           1.45%
------------------------------

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Continued)


                                              Mortality and                     Financial
                                              Expense Risks   Other Expenses   Accounting   Total
                                             --------------- ---------------- ------------ ------
EQUI-VEST at Retirement and At Retirement      --              --             --             --
-------------------------------------------
1.30% All Funds...........................   0.80%           0.50%            --           1.30%
1.25% All Funds...........................   0.75%           0.50%            --           1.25%
EQUI-VEST Series 600 and 800 Contracts       0.95%           0.25%            --           1.20%
-------------------------------------------
EQUI-VEST Vantage Contracts
-------------------------------------------
0.90 All Funds............................   0.90%             --             --           0.90%
0.70 All Funds............................   0.70%             --             --           0.70%
0.50 All Funds............................   0.50%             --             --           0.50%
EQUI-VEST Strategies Contracts Series 900
-------------------------------------------
1.20% All Funds...........................   1.20%             --             --           1.20%
0.90% All Funds...........................   0.90%             --             --           0.90%
0.70% All Funds...........................   0.70%             --             --           0.70%
0.50% All Funds...........................   0.50%             --             --           0.50%
0.25% All Funds...........................   0.25%             --             --           0.25%
EQUI-VEST Strategies Contracts Series 901
-------------------------------------------
0.00% All Funds...........................    .00%             --             --           0.00%
0.25% All Funds...........................   0.25%             --             --           0.25%
0.50% All Funds...........................   0.50%             --             --           0.50%
0.70% All Funds...........................   0.70%             --             --           0.70%
0.80% All Funds...........................   0.80%             --             --           0.80%
0.90% All Funds...........................   0.90%             --             --           0.90%
1.00% All Funds...........................   1.00%             --             --           1.00%
1.10% All Funds...........................   1.10%             --             --           1.10%
EQUI-VEST Express Series 700 Contracts       0.70%           0.25%            --           0.95%
-------------------------------------------
EQUI-VEST Express Series 701 Contracts
-------------------------------------------
1.10% All Funds...........................   0.85%           0.25%            --           1.10%
EQUI-VEST Express Series 801 Contracts
-------------------------------------------
1.25% All Funds...........................   1.00%           0.25%            --           1.25%
Crossings(SM)
-------------------------------------------
1.10% Single life contracts...............   0.60%           0.50%            --           1.10%
1.25% Joint life contracts................   0.60%           0.65%            --           1.25%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200, EQUI-VEST Series 201, EQUI-VEST Vantage, EQUI-VEST Strategies Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the Multimanager Technology EQ portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

7. Contractowner Charges (Concluded)

   deducted from the Contractowners account value.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.


                                                When charge
                 Charges                        is deducted
--------------------------------------   ------------------------
Charge for Trust expenses                Daily

Annual Administrative charge             Annual

Annual Policy fee                        Annual

Withdrawal Charge                        At time of transaction

Plan Loan charges                        At time of transaction

Annuity Payout option                    At time of transaction

Charge for third-party transfer or
exchange                                 At time of transaction

                                         Participation date
Enhanced death benefit charge            anniversary

Guaranteed Mininum Income Benefit

Guaranteed Withdrawal Benefit for Life

                 Charges                                      Amount deducted                           How deducted
---------------------------------------- --------------------------------------------------------- ----------------------
Charge for Trust expenses                Vary by Portfolio                                         Unit value

                                         $30 or during the first two contract years 2% of the
                                         account value (plus any prior withdrawal during the       Unit liquidation from
Annual Administrative charge             Contract Year) if less.                                   account value

                                         Low - Depending on account value, $50 if your
                                         account value on the last of the year is less than        Unit liquidation from
Annual Policy fee                        $100,000.                                                 account value

                                         High - Depending on account value, in Years 1 to
                                         2 lesser of $30 or 2% of account value, thereafter        Unit liquidation from
                                         $30.                                                      account value

                                         Low - 6% of withdrawals or contributions made in
                                         the current and prior five participation years,           Unit liquidation from
Withdrawal Charge                        whichever is less.                                        account value

                                         High - 6% of the amount withdrawn, generally
                                         declining for the first through the 12th contract
                                         year.

                                         Exceptions and limitations may eliminate or reduce
                                         the withdrawal charge.
                                                                                                   Unit liquidation from
Plan Loan charges                        $25 set-up fee and $6 quarterly recordkeeping fee         account value

                                                                                                   Unit liquidation from
Annuity Payout option                    $350 annuity administration fee                           account value

Charge for third-party transfer or                                                                 Unit liquidation from
exchange                                 $25                                                       account value

                                                                                                   Unit liquidation from
Enhanced death benefit charge            Low- 0.15% of account value                               account value
                                         High - 0.60% of account value
                                                                                                   Unit liquidation from
Guaranteed Mininum Income Benefit        0.65%                                                     account value

                                         Low- 0.60% for single life option;                        Unit liquidation from
Guaranteed Withdrawal Benefit for Life        0.75% for joint life option                          account value

                                         High- 0.75% for single life;
                                               0.90% for joint life


                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
All Asset Allocation
--------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (w)      $ 104.73
         Highest contract charge 1.45% Class B (w)     $ 104.43
         All contract charges
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 124.22
         Highest contract charge 1.45% Class B         $ 116.99
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  98.08
         Highest contract charge 1.45% Class B         $  93.26
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 162.11
         Highest contract charge 1.45% Class B         $ 155.64
         All contract charges
  2006   Lowest contract charge 0.50% Class B          $ 153.46
         Highest contract charge 1.45% Class B         $ 148.76
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 130.82
         Highest contract charge 1.45% Class B         $ 128.03
         All contract charges                                --
AXA Balanced Strategy
---------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 102.65
         Highest contract charge 1.25% Class A (x)     $ 102.60
         All contract charges
AXA Balanced Strategy
---------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 110.45
         Highest contract charge 1.30% Class B (v)     $ 110.42
         All contract charges
AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 118.67
         Highest contract charge 1.45% Class B         $ 111.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.60
         Highest contract charge 1.45% Class B         $ 103.26
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 122.65
         Highest contract charge 1.45% Class B         $ 117.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 116.51
         Highest contract charge 1.45% Class B         $ 112.94
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 110.08
         Highest contract charge 1.45% Class B         $ 107.73
         All contract charges                                --
AXA Conservative Growth Strategy
--------------------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 109.25
         Highest contract charge 1.30% Class B (v)     $ 109.22
         All contract charges                                --

                                                  Years Ended December 31,
                              ----------------------------------------------------------------
                                      Units         Net Assets     Investment        Total
                               Outstanding (000s)     (000s)     Income Ratio**    Return***
                              -------------------- ------------ ---------------- -------------
All Asset Allocation
--------------------
  2009                                   --                --            --         2.75%
                                         --                --            --         2.47%
                                         20          $  2,043          4.20%
AXA Aggressive Allocation
-------------------------
  2009                                   --                --            --        26.65%
                                         --                --            --        25.44%
                                      2,255          $264,074          1.16%
  2008                                   --                --            --       (39.50)%
                                         --                --            --       (40.08)%
                                      1,573          $146,691          1.79%
  2007                                   --                --            --         5.64%
                                         --                --            --         4.62%
                                      1,034          $161,376          2.96%          --
  2006                                   --                --            --        17.31%
                                         --                --            --        16.19%
                                        517          $ 77,399          3.46%          --
  2005                                   --                --            --         7.52%
                                         --                --            --         6.50%
                                        178          $ 22,965          4.92%          --
AXA Balanced Strategy
---------------------
  2009                                   --                --            --         1.93%
                                         --                --            --         1.89%
                                          4          $    394          2.34%
AXA Balanced Strategy
---------------------
  2009                                   --                --            --        12.64%
                                         --                --            --        12.60%
                                         51          $  5,642          2.34%
AXA Conservative Allocation
---------------------------
  2009                                   --                --            --         9.27%
                                         --                --            --         8.24%
                                        701          $ 78,154          2.54%
  2008                                   --                --            --       (11.46)%
                                         --                --            --       (12.31)%
                                        539          $ 55,833          4.85%
  2007                                   --                --            --         5.27%
                                         --                --            --         4.26%
                                        378          $ 44,771          5.06%          --
  2006                                   --                --            --         5.84%
                                         --                --            --         4.83%
                                        167          $ 18,932          4.29%          --
  2005                                   --                --            --         1.93%
                                         --                --            --         0.96%
                                        112          $ 12,046          3.73%          --
AXA Conservative Growth Strategy
--------------------------------
  2009                                   --                --            --        10.60%
                                         --                --            --        10.58%
                                         10          $  1,140          1.96%          --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Conservative Strategy
-------------------------
         Unit Value 1.25% to 1.30%*
  2009   Lowest contract charge 1.25% Class B (v)      $ 105.46
         Highest contract charge 1.30% Class B (v)     $ 105.43
         All contract charges                                --
AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 119.17
         Highest contract charge 1.45% Class B         $ 112.23
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.67
         Highest contract charge 1.45% Class B         $  99.53
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 130.56
         Highest contract charge 1.45% Class B         $ 125.34
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 124.39
         Highest contract charge 1.45% Class B         $ 120.58
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 114.94
         Highest contract charge 1.45% Class B         $ 112.49
         All contract charges                                --
AXA Growth Strategy
-------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 103.79
         Highest contract charge 1.25% Class A (x)     $ 103.74
         All contract charges                                --
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A          $  96.11
         Highest contract charge 1.45% Class A         $ 124.54
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  82.34
         Highest contract charge 1.45% Class A         $ 107.73
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 109.30
         Highest contract charge 1.45% Class A         $ 144.38
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 103.11
         Highest contract charge 1.45% Class A         $ 137.52
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 183.99
         Highest contract charge 1.45% Class A         $ 126.17
         All contract charges                                --
AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 111.49
         Highest contract charge 1.30% Class B         $  92.97
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  95.76
         Highest contract charge 1.30% Class B (e)     $  80.49
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 127.43
         Highest contract charge 1.30% Class B (e)     $ 107.96
         All contract charges

                                                  Years Ended December 31,
                              -----------------------------------------------------------------
                                      Units         Net Assets     Investment         Total
                               Outstanding (000s)     (000s)     Income Ratio**     Return***
                              -------------------- ------------ ---------------- --------------
AXA Conservative Strategy
-------------------------
  2009                                   --                 --           --         5.67%
                                         --                 --           --         5.64%
                                          3         $      275         2.59%          --
AXA Conservative-Plus Allocation
--------------------------------
  2009                                   --                 --           --        13.85%
                                         --                 --           --        12.76%
                                      1,056         $  118,182         2.15%
  2008                                   --                 --           --       (19.83)%
                                         --                 --           --       (20.59)%
                                        800         $   79,752         3.64%
  2007                                   --                 --           --         4.96%
                                         --                 --           --         3.95%
                                        634         $   80,092         4.08%          --
  2006                                   --                 --           --         8.22%
                                         --                 --           --         7.18%
                                        342         $   41,475         4.04%          --
  2005                                   --                 --           --         2.73%
                                         --                 --           --         1.75%
                                        180         $   20,363         4.60%          --
AXA Growth Strategy
-------------------
  2009                                   --                 --           --         2.87%
                                         --                 --           --         2.84%
                                         14         $    1,474         1.76%          --
AXA Moderate Allocation
-----------------------
  2009                                   --                 --           --        16.72 %
                                         --                 --           --        15.60 %
                                     18,864         $1,310,255         1.65%
  2008                                   --                 --           --       (24.67)%
                                         --                 --           --       (25.38)%
                                     19,014         $1,142,587         3.70%
  2007                                   --                 --           --         6.00 %
                                         --                 --           --         4.99 %
                                     19,631         $1,586,678         3.35%          --
  2006                                   --                 --           --         3.11 %
                                         --                 --           --         9.00 %
                                     20,240         $1,557,101         2.84%          --
  2005                                   --                 --           --         4.11 %
                                         --                 --           --         3.53 %
                                     21,774         $1,543,159         2.54%          --
AXA Moderate Allocation
-----------------------
  2009                                   --                 --           --        16.43%
                                         --                 --           --        15.51%
                                      1,585         $  183,180         1.65%
  2008                                   --                 --           --       (24.85)%
                                         --                 --           --       (25.44)%
                                      1,338         $  136,760         3.70%
  2007                                   --                 --           --         5.73%
                                         --                 --           --         4.90%
                                      1,218         $  170,510         3.35%

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 120.52
         Highest contract charge 1.30% Class B (e)     $ 102.92
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 109.79
         Highest contract charge 1.20% Class B         $ 126.19
         All contract charges                                --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 126.77
         Highest contract charge 1.45% Class B         $ 119.39
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.47
         Highest contract charge 1.45% Class B         $  99.34
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 153.90
         Highest contract charge 1.45% Class B         $ 147.76
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 145.39
         Highest contract charge 1.45% Class B         $ 140.94
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.61
         Highest contract charge 1.45% Class B         $ 124.89
         All contract charges                                --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  73.60
         Highest contract charge 1.45% Class A         $  94.48
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  58.05
         Highest contract charge 1.45% Class A         $  75.25
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 118.10
         Highest contract charge 1.45% Class A         $ 154.56
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 105.97
         Highest contract charge 1.45% Class A         $ 140.03
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 147.18
         Highest contract charge 1.45% Class A         $ 114.75
         All contract charges                                --
EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $  96.76
         Highest contract charge 1.30% Class B (e)     $  71.20
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  76.51
         Highest contract charge 1.30% Class B (e)     $  56.75
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 156.05
         Highest contract charge 1.30% Class B (e)     $ 116.66
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 140.38
         Highest contract charge 1.30% Class B (e)     $ 105.78
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
AXA Moderate Allocation (Continued)
-----------------------------------
  2006                                          --                --            --            9.77%
                                                --                --            --            2.92%
                                             1,009          $136,001          2.84%             --
  2005                                          --                --            --            4.27%
                                                --                --            --            3.54%
                                               916          $113,231          2.54%             --
AXA Moderate-Plus Allocation
----------------------------
  2009                                          --                --            --           21.35%
                                                --                --            --           20.18%
                                             5,622          $668,768          1.48%
  2008                                          --                --            --          (32.12)%
                                                --                --            --          (32.77)%
                                             4,565          $452,172          2.45%
  2007                                          --                --            --            5.85%
                                                --                --            --            4.84%
                                             3,480          $513,806          3.38%             --
  2006                                          --                --            --           13.93%
                                                --                --            --           12.85%
                                             1,886          $267,414          3.54%             --
  2005                                          --                --            --            6.14%
                                                --                --            --            5.13%
                                               728          $ 91,285          5.08%             --
EQ/AllianceBernstein International
----------------------------------
  2009                                          --                --            --           26.79%
                                                --                --            --           25.55%
                                             3,794          $458,941          2.69%
  2008                                          --                --            --          (50.85)%
                                                --                --            --          (51.31)%
                                             3,962          $381,162          2.82%
  2007                                          --                --            --           11.45%
                                                --                --            --           10.38%
                                             4,247          $838,849          1.50%             --
  2006                                          --                --            --            5.97%
                                                --                --            --           22.03%
                                             4,389          $784,767          1.65%             --
  2005                                          --                --            --           14.55%
                                                --                --            --           13.91%
                                             4,512          $660,373          1.71%             --
EQ/AllianceBernstein International
----------------------------------
  2009                                          --                --            --           26.47%
                                                --                --            --           25.46%
                                               676          $ 62,696          2.69%
  2008                                          --                --            --          (50.97)%
                                                --                --            --          (51.35)%
                                               744          $ 55,667          2.82%
  2007                                          --                --            --           11.16%
                                                --                --            --           10.29%
                                               787          $121,942          1.50%             --
  2006                                          --                --            --           22.90%
                                                --                --            --            5.78%
                                               728          $102,893          1.65%             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 114.22
         Highest contract charge 1.20% Class B         $ 114.63
         All contract charges                                --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  90.30
         Highest contract charge 1.45% Class A         $ 114.27
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  66.73
         Highest contract charge 1.45% Class A         $  85.25
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 120.87
         Highest contract charge 1.45% Class A         $ 155.92
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 103.84
         Highest contract charge 1.45% Class A         $ 135.25
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 179.44
         Highest contract charge 1.45% Class A         $ 125.60
         All contract charges                                --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $  86.81
         Highest contract charge 1.30% Class B (e)     $  87.36
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  64.30
         Highest contract charge 1.30% Class B (e)     $  65.23
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (e)     $ 119.40
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 100.58
         Highest contract charge 1.30% Class B (e)     $ 103.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  92.73
         Highest contract charge 1.20% Class B         $ 125.63
         All contract charges                                --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  83.39
         Highest contract charge 1.45% Class B (c)     $  80.78
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  65.36
         Highest contract charge 1.45% Class B (c)     $  63.93
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $  98.64
         Highest contract charge 1.45% Class B (c)     $  97.41
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 108.50
         Highest contract charge 1.45% Class B (c)     $ 108.18
         All contract charges                                --

                                                                       Years Ended December 31,
                                                   -----------------------------------------------------------------
                                                           Units         Net Assets     Investment         Total
                                                    Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   -------------------- ------------ ---------------- --------------
EQ/AllianceBernstein International (Continued)
----------------------------------------------
  2005                                                          --                --            --        14.72%
                                                                --                --            --        13.91%
                                                               651          $ 75,257          1.71%          --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2009                                                          --                --            --        35.32%
                                                                --                --            --        34.04%
                                                             1,403          $221,353          0.15%
  2008                                                          --                --            --       (44.79)%
                                                                --                --            --       (45.32)%
                                                             1,444          $169,875          0.01%
  2007                                                          --                --            --        16.40%
                                                                --                --            --        15.28%
                                                             1,537          $330,250            --           --
  2006                                                          --                --            --         3.84%
                                                                --                --            --         7.68%
                                                             1,694          $315,326            --           --
  2005                                                          --                --            --        10.78%
                                                                --                --            --        10.17%
                                                             1,836          $316,938            --           --
EQ/AllianceBernstein Small Cap Growth
-------------------------------------
  2009                                                          --                --            --        35.01%
                                                                --                --            --        33.93%
                                                               301          $ 36,400          0.15%
  2008                                                          --                --            --       (44.93)%
                                                                --                --            --       (45.37)%
                                                               318          $ 29,108          0.01%
  2007                                                          --                --            --        16.10%
                                                                --                --            --        15.18%
                                                               353          $ 59,087            --           --
  2006                                                          --                --            --         8.46%
                                                                --                --            --         3.66%
                                                               392          $ 57,261            --           --
  2005                                                          --                --            --        10.94%
                                                                --                --            --        10.17%
                                                               411          $ 55,659            --           --
EQ/AXA Franklin Small Cap Value Core
------------------------------------
  2009                                                          --                --            --        27.59%
                                                                --                --            --        26.36%
                                                               144          $ 11,627          1.05%
  2008                                                          --                --            --       (33.74)%
                                                                --                --            --       (34.37)%
                                                               118          $  7,589          1.02%
  2007                                                          --                --            --        (9.09)%
                                                                --                --            --        (9.96)%
                                                                66          $  6,402          0.57%          --
  2006                                                          --                --            --         8.50%
                                                                --                --            --         8.18%
                                                                11          $  1,216          0.58%          --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/BlackRock Basic Value Equity
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 129.48              --                --            --          29.64%
         Highest contract charge 1.45% Class B     $ 147.09              --                --            --          28.40%
         All contract charges                                         1,845          $328,742          2.77%
  2008   Lowest contract charge 0.50% Class B      $  99.88              --                --            --         (36.88)%
         Highest contract charge 1.45% Class B     $ 114.56              --                --            --         (37.48)%
         All contract charges                                         1,678          $235,310          1.69%
  2007   Lowest contract charge 0.50% Class B      $ 158.23              --                --            --           0.67%
         Highest contract charge 1.45% Class B     $ 183.24              --                --            --          (0.29)%
         All contract charges                            --           1,706          $383,188          1.08%            --
  2006   Lowest contract charge 0.50% Class B      $ 157.18              --                --            --          20.31%
         Highest contract charge 1.45% Class B     $ 183.78              --                --            --          19.16%
         All contract charges                            --           1,738          $391,171          2.86%            --
  2005   Lowest contract charge 0.50% Class B      $ 130.65              --                --            --           2.44%
         Highest contract charge 1.45% Class B     $ 154.23              --                --            --           1.46%
         All contract charges                            --           1,826          $344,112          1.37%            --
EQ/BlackRock International Value
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 107.14              --                --            --          29.60%
         Highest contract charge 1.45% Class B     $ 132.01              --                --            --          28.35%
         All contract charges                                         2,074          $252,937          2.12%
  2008   Lowest contract charge 0.50% Class B      $  82.67              --                --            --         (43.28)%
         Highest contract charge 1.45% Class B     $ 102.85              --                --            --         (43.82)%
         All contract charges                                         2,004          $190,748          2.24%
  2007   Lowest contract charge 0.50% Class B      $ 145.75              --                --            --           9.64%
         Highest contract charge 1.45% Class B     $ 183.08              --                --            --           8.58%
         All contract charges                            --           2,074          $351,707          1.93%            --
  2006   Lowest contract charge 0.50% Class B      $ 132.94              --                --            --          25.06%
         Highest contract charge 1.45% Class B     $ 168.61              --                --            --          23.87%
         All contract charges                            --           1,956          $305,076          3.67%            --
  2005   Lowest contract charge 0.50% Class B      $ 106.30              --                --            --          10.28%
         Highest contract charge 1.45% Class B     $ 136.12              --                --            --           9.23%
         All contract charges                            --           1,646          $206,833          1.84%            --
EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 100.76              --                --            --          10.99%
         Highest contract charge 1.45% Class B     $  95.83              --                --            --           9.92%
         All contract charges                                           524          $ 50,322          2.62%
  2008   Lowest contract charge 0.50% Class B      $  90.78              --                --            --         (32.64)%
         Highest contract charge 1.45% Class B     $  87.18              --                --            --         (33.28)%
         All contract charges                                           487          $ 42,542          2.38%
  2007   Lowest contract charge 0.50% Class B      $ 134.77              --                --            --           3.18%
         Highest contract charge 1.45% Class B     $ 130.66              --                --            --           2.18%
         All contract charges                            --             445          $ 58,354          1.93%            --
  2006   Lowest contract charge 0.50% Class B      $ 130.62              --                --            --          15.39%
         Highest contract charge 1.45% Class B     $ 127.87              --                --            --          14.29%
         All contract charges                            --             394          $ 50,720          2.44%            --
  2005   Lowest contract charge 0.50% Class B      $ 113.20              --                --            --           5.63%
         Highest contract charge 1.45% Class B     $ 111.88              --                --            --           4.62%
         All contract charges                            --             307          $ 34,416          2.12%            --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  67.36               --                --            --      30.24%
         Highest contract charge 1.45% Class B    $  89.44               --                --            --      28.99%
         All contract charges                                           267          $ 18,810          0.26%
  2008   Lowest contract charge 0.50% Class B     $  51.72               --                --            --     (45.50)%
         Highest contract charge 1.45% Class B    $  69.34               --                --            --     (46.02)%
         All contract charges                                           235          $ 12,828          0.29%
  2007   Lowest contract charge 0.50% Class B     $  94.90               --                --            --      11.57%
         Highest contract charge 1.45% Class B    $ 128.45               --                --            --      10.49%
         All contract charges                           --              218          $ 21,860          0.24%        --
  2006   Lowest contract charge 0.50% Class B     $  85.06               --                --            --       4.70%
         Highest contract charge 1.45% Class B    $ 116.25               --                --            --       3.71%
         All contract charges                           --              185          $ 16,787            --         --
  2005   Lowest contract charge 0.50% Class B     $  81.24               --                --            --       8.20%
         Highest contract charge 1.45% Class B    $ 112.09               --                --            --       7.17%
         All contract charges                           --              156          $ 13,658            --         --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  57.26               --                --            --      32.76%
         Highest contract charge 1.45% Class B    $  80.66               --                --            --      31.50%
         All contract charges                                           283          $ 17,320          0.35%
  2008   Lowest contract charge 0.50% Class B     $  43.13               --                --            --     (40.70)%
         Highest contract charge 1.45% Class B    $  61.34               --                --            --     (41.27)%
         All contract charges                                           260          $ 12,167          0.19%
  2007   Lowest contract charge 0.50% Class B     $  72.73               --                --            --       4.95%
         Highest contract charge 1.45% Class B    $ 104.44               --                --            --       3.94%
         All contract charges                           --              228          $ 18,074          0.00%        --
  2006   Lowest contract charge 0.50% Class B     $  69.30               --                --            --       6.87%
         Highest contract charge 1.45% Class B    $ 100.48               --                --            --       5.85%
         All contract charges                           --              148          $ 11,178          0.20%        --
  2005   Lowest contract charge 0.50% Class B     $  64.85               --                --            --       4.58%
         Highest contract charge 1.45% Class B    $  94.93               --                --            --       3.59%
         All contract charges                           --               97          $  6,904          0.21%        --
EQ/Capital Guardian Research (g)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  99.62               --                --            --      30.80%
         Highest contract charge 1.45% Class B    $ 100.76               --                --            --      29.56%
         All contract charges                                         1,584          $161,230          1.16%
  2008   Lowest contract charge 0.50% Class B     $  76.16               --                --            --     (39.97)%
         Highest contract charge 1.45% Class B    $  77.77               --                --            --     (40.54)%
         All contract charges                                         1,706          $134,398          0.92%
  2007   Lowest contract charge 0.50% Class B     $ 126.86               --                --            --       1.15%
         Highest contract charge 1.45% Class B    $ 130.80               --                --            --       0.18%
         All contract charges                           --            1,936          $256,826          1.21%        --
  2006   Lowest contract charge 0.50% Class B     $ 125.42               --                --            --      11.50%
         Highest contract charge 1.45% Class B    $ 130.57               --                --            --      10.43%
         All contract charges                           --            1,154          $152,378          0.55%        --
  2005   Lowest contract charge 0.50% Class B     $ 112.49               --                --            --       5.52%
         Highest contract charge 1.45% Class B    $ 118.23               --                --            --       4.52%
         All contract charges                           --            1,259          $150,283          0.54%        --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated.
                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Common Stock Index (r) +
---------------------------
         Unit Value 0.50% to 1.49%*
  2009   Lowest contract charge 0.50% Class A (d)     $  77.16
         Highest contract charge 1.49% Class A        $ 271.80
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  60.28
         Highest contract charge 1.49% Class A        $ 213.98
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 107.52
         Highest contract charge 1.49% Class A        $ 384.25
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 104.17
         Highest contract charge 1.49% Class A        $ 374.77
         All contract charges                               --
  2005   Lowest contract charge 0.74% Class A         $ 453.40
         Highest contract charge 1.49% Class A        $ 341.80
         All contract charges                               --
EQ/Common Stock Index (r)
-------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  75.05
         Highest contract charge 1.30% Class B (e)    $  74.64
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  58.78
         Highest contract charge 1.30% Class B (e)    $  58.92
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 105.11
         Highest contract charge 1.30% Class B (e)    $ 106.21
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 102.09
         Highest contract charge 1.30% Class B (e)    $ 103.98
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  92.69
         Highest contract charge 1.20% Class B        $ 107.24
         All contract charges                               --
EQ/Core Bond Index (u)
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 115.08
         Highest contract charge 1.45% Class B        $ 106.50
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 112.63
         Highest contract charge 1.45% Class B        $ 105.24
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 124.31
         Highest contract charge 1.45% Class B        $ 117.27
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 121.18
         Highest contract charge 1.45% Class B        $ 115.42
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 117.03
         Highest contract charge 1.45% Class B        $ 112.55
         All contract charges                               --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Common Stock Index (r) +
---------------------------
  2009                                          --                 --           --        28.00%
                                                --                 --           --        27.02%
                                             7,732         $1,984,968         2.01%
  2008                                          --                 --           --       (43.94)%
                                                --                 --           --       (44.31)%
                                             8,404         $1,696,532         1.74%
  2007                                          --                 --           --         3.22%
                                                --                 --           --         2.53%
                                             9,616         $3,481,372         1.18%          --
  2006                                          --                 --           --         4.17%
                                                --                 --           --         9.64%
                                            11,209         $3,969,805         1.39%          --
  2005                                          --                 --           --         4.05%
                                                --                 --           --         3.26%
                                            12,984         $4,188,857         1.03%          --
EQ/Common Stock Index (r)
-------------------------
  2009                                          --                 --           --        27.68%
                                                --                 --           --        26.68%
                                             1,189         $   96,715         2.01%
  2008                                          --                 --           --       (44.08)%
                                                --                 --           --       (44.52)%
                                             1,286         $   82,770         1.74%
  2007                                          --                 --           --         2.96%
                                                --                 --           --         2.14%
                                             1,495         $  174,274         1.18%          --
  2006                                          --                 --           --        10.14%
                                                --                 --           --         3.98%
                                             1,669         $  190,449         1.39%          --
  2005                                          --                 --           --         3.79%
                                                --                 --           --         3.05%
                                             1,776         $  185,056         1.03%          --
EQ/Core Bond Index (u)
----------------------
  2009                                          --                 --           --         2.18%
                                                --                 --           --         1.20%
                                             1,163         $  125,579         2.75%
  2008                                          --                 --           --       ( 9.40)%
                                                --                 --           --       (10.26)%
                                               993         $  105,935         4.16%
  2007                                          --                 --           --         2.58%
                                                --                 --           --         1.60%
                                             1,164         $  138,131         4.62%          --
  2006                                          --                 --           --         3.54%
                                                --                 --           --         2.56%
                                             1,009         $  117,710         4.54%          --
  2005                                          --                 --           --         1.70%
                                                --                 --           --         0.74%
                                               891         $  101,135         3.93%          --

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (f)     $  77.82
         Highest contract charge 1.45% Class B (f)    $  75.88
         All contract charges
  2008   Lowest contract charge 0.50% Class B (f)     $  58.95
         Highest contract charge 1.45% Class B (f)    $  58.03
         All contract charges
  2007   Lowest contract charge 0.50% Class B (f)     $  97.46
         Highest contract charge 1.45% Class B (f)    $  96.87
         All contract charges                               --
  2006   Lowest contract charge 1.34% Class B (c)     $ 108.48
         Highest contract charge 1.35% Class B (c)    $ 108.47
         All contract charges                               --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)     $  84.82
         Highest contract charge 1.45% Class A        $  93.93
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  67.56
         Highest contract charge 1.45% Class A        $  75.54
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 108.06
         Highest contract charge 1.45% Class A        $ 121.98
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 103.22
         Highest contract charge 1.45% Class A        $ 117.65
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A         $ 197.59
         Highest contract charge 1.45% Class A        $ 103.47
         All contract charges                               --
EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  84.28
         Highest contract charge 1.30% Class B (e)    $  82.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  67.29
         Highest contract charge 1.30% Class B (e)    $  66.04
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 107.91
         Highest contract charge 1.30% Class B (e)    $ 106.74
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 103.33
         Highest contract charge 1.30% Class B (e)    $ 103.03
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  90.23
         Highest contract charge 1.20% Class B        $ 103.49
         All contract charges                               --
EQ/Equity Growth PLUS
---------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 137.63
         Highest contract charge 1.45% Class B        $ 127.16
         All contract charges

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Davis New York Venture
-------------------------
  2009                                          --                --            --        32.01%
                                                --                --            --        30.76%
                                               281          $ 21,535          1.99%
  2008                                          --                --            --       (39.51)%
                                                --                --            --       (40.09)%
                                               187          $ 10,886          0.78%
  2007                                          --                --            --        (2.54)%
                                                --                --            --        (3.13)%
                                                64          $  6,154          1.15%          --
  2006                                          --                --            --         8.48%
                                                --                --            --         8.47%
                                                 3          $    331          0.96%          --
EQ/Equity 500 Index
-------------------
  2009                                          --                --            --        25.55%
                                                --                --            --        24.34%
                                             2,660          $651,857          2.22%
  2008                                          --                --            --       (37.48)%
                                                --                --            --       (38.07)%
                                             2,707          $534,905          1.87%
  2007                                          --                --            --         4.69%
                                                --                --            --         3.68%
                                             2,858          $914,617          1.54%          --
  2006                                          --                --            --         3.22%
                                                --                --            --        13.71%
                                             3,024          $934,535          1.75%          --
  2005                                          --                --            --         3.72%
                                                --                --            --         3.15%
                                             3,339          $909,007          1.53%          --
EQ/Equity 500 Index
-------------------
  2009                                          --                --            --        25.25%
                                                --                --            --        24.24%
                                               891          $ 79,695          2.22%
  2008                                          --                --            --       (37.64)%
                                                --                --            --       (38.13)%
                                               852          $ 61,956          1.87%
  2007                                          --                --            --         4.43%
                                                --                --            --         3.60%
                                               902          $106,809          1.54%          --
  2006                                          --                --            --        14.52%
                                                --                --            --         3.03%
                                               894          $102,360          1.75%          --
  2005                                          --                --            --         3.88%
                                                --                --            --         3.15%
                                               907          $ 91,189          1.53%          --
EQ/Equity Growth PLUS
---------------------
  2009                                          --                --            --        27.18%
                                                --                --            --        25.96%
                                             2,765          $354,268          0.90%

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2008   Lowest contract charge 0.50% Class B          $ 108.22
         Highest contract charge 1.45% Class B         $ 100.95
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 182.16
         Highest contract charge 1.45% Class B         $ 171.57
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 160.53
         Highest contract charge 1.45% Class B         $ 152.66
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 147.58
         Highest contract charge 1.45% Class B         $ 141.69
         All contract charges                                --
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 100.72
         Highest contract charge 1.45% Class B         $  94.35
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  72.15
         Highest contract charge 1.45% Class B         $  68.24
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 100.16
         Highest contract charge 1.45% Class B         $  95.65
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $  90.42
         Highest contract charge 1.45% Class B         $  87.18
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $  85.83
         Highest contract charge 1.45% Class B         $  83.56
         All contract charges                                --
EQ/Franklin Core Balanced
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  93.57
         Highest contract charge 1.45% Class B (c)     $  90.65
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  72.05
         Highest contract charge 1.45% Class B (c)     $  70.47
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 106.18
         Highest contract charge 1.45% Class B (c)     $ 104.85
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 104.56
         Highest contract charge 1.45% Class B (c)     $ 104.26
         All contract charges                                --
EQ/Franklin Templeton Allocation
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (f)      $  76.79
         Highest contract charge 1.45% Class B (f)     $  74.88
         All contract charges
  2008   Lowest contract charge 0.50% Class B (f)      $  60.08
         Highest contract charge 1.45% Class B (f)     $  59.15
         All contract charges
  2007   Lowest contract charge 0.50% Class B (f)      $  95.67
         Highest contract charge 1.45% Class B (f)     $  95.10
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Equity Growth PLUS (Continued)
---------------------------------
  2008                                          --                --            --       (40.59)%
                                                --                --            --       (41.16)%
                                             2,670          $271,576          0.99%
  2007                                          --                --            --        13.47%
                                                --                --            --        12.39%
                                             2,374          $411,149          0.18%          --
  2006                                          --                --            --         8.78%
                                                --                --            --         7.74%
                                             2,089          $321,846          0.74%          --
  2005                                          --                --            --        10.15%
                                                --                --            --         9.10%
                                             1,655          $236,310            --           --
EQ/Evergreen Omega
------------------
  2009                                          --                --            --        39.60%
                                                --                --            --        38.26%
                                               484          $ 46,515          0.19%
  2008                                          --                --            --       (27.97)%
                                                --                --            --       (28.66)%
                                               305          $ 21,123          0.58%
  2007                                          --                --            --        10.77%
                                                --                --            --         9.72%
                                               295          $ 28,671            --           --
  2006                                          --                --            --         5.34%
                                                --                --            --         4.34%
                                               257          $ 22,739          2.11%          --
  2005                                          --                --            --         3.44%
                                                --                --            --         2.46%
                                               288          $ 24,388          0.04%          --
EQ/Franklin Core Balanced
-------------------------
  2009                                          --                --            --        29.87%
                                                --                --            --        28.64%
                                               850          $ 77,384          5.79%
  2008                                          --                --            --       (32.14)%
                                                --                --            --       (32.79)%
                                               845          $ 59,776          6.17%
  2007                                          --                --                       1.55%
                                                --                --                       0.57%
                                               825          $ 86,650          4.64%          --
  2006                                          --                --            --         4.56%
                                                --                --            --         4.26%
                                               122          $ 12,767          2.55%          --
EQ/Franklin Templeton Allocation
--------------------------------
  2009                                          --                --            --        27.81%
                                                --                --            --        26.59%
                                               562          $ 42,403          2.59%
  2008                                          --                --            --       (37.20)%
                                                --                --            --       (37.80)%
                                               501          $ 29,735          4.75%
  2007                                          --                --            --        (4.33)%
                                                --                --            --        (4.90)%
                                               292          $ 27,827          2.48%          --

                                     FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 120.76
         Highest contract charge 1.45% Class B (a)     $ 115.47
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $ 104.07
         Highest contract charge 1.45% Class B (a)     $ 100.47
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 121.36
         Highest contract charge 1.45% Class B (a)     $ 118.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 117.94
         Highest contract charge 1.45% Class B (a)     $ 116.08
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 105.64
         Highest contract charge 1.45% Class B (a)     $ 104.97
         All contract charges                                --
EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 147.03
         Highest contract charge 1.45% Class B         $ 139.84
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 104.46
         Highest contract charge 1.45% Class B         $ 100.32
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 151.41
         Highest contract charge 1.45% Class B         $ 146.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 139.23
         Highest contract charge 1.45% Class B         $ 136.30
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 117.75
         Highest contract charge 1.45% Class B         $ 116.38
         All contract charges                                --
EQ/Global Bond PLUS
-------------------
         Unit Value 0.50% to 1.45%
  2009   Lowest contract charge 0.50% Class B (b)      $ 117.53
         Highest contract charge 1.45% Class B (b)     $ 112.85
         All contract charges
  2008   Lowest contract charge 0.50% Class B (b)      $ 115.84
         Highest contract charge 1.45% Class B (b)     $ 112.30
         All contract charges
  2007   Lowest contract charge 0.50% Class B (b)      $ 109.34
         Highest contract charge 1.45% Class B (b)     $ 107.01
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (b)      $ 100.53
         Highest contract charge 1.45% Class B (b)     $  99.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (b)      $  97.69
         Highest contract charge 1.45% Class B (b)     $  97.47
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------
  2009                                          --                --            --        16.04%
                                                --                --            --        14.93%
                                               120          $ 13,875            --
  2008                                          --                --            --       (14.25)%
                                                --                --            --       (15.07)%
                                               115          $ 11,611          0.51%
  2007                                          --                --            --         2.90%
                                                --                --            --         1.91%
                                               108          $ 12,892          0.81%          --
  2006                                          --                --            --        11.65%
                                                --                --            --        10.58%
                                                65          $  7,591          6.42%          --
  2005                                          --                --            --         5.64%
                                                --                --            --         4.97%
                                                23          $  2,512          4.96%          --
EQ/GAMCO Small Company Value
----------------------------
  2009                                          --                --            --        40.75%
                                                --                --            --        39.39%
                                             1,474          $205,125          0.47%
  2008                                          --                --            --       (31.01)%
                                                --                --            --       (31.66)%
                                             1,113          $111,588          0.62%
  2007                                          --                --            --         8.75%
                                                --                --            --         7.70%
                                               866          $127,593          0.52%          --
  2006                                          --                --            --        18.24%
                                                --                --            --        17.12%
                                               484          $ 66,227          1.54%          --
  2005                                          --                --            --         3.80%
                                                --                --            --         2.81%
                                               341          $ 39,738          0.98%          --
EQ/Global Bond PLUS
-------------------
  2009                                          --                --            --         1.46%
                                                --                --            --         0.49%
                                               507          $ 57,768          0.80%
  2008                                          --                --            --         5.94%
                                                --                --            --         4.94%
                                               483          $ 54,607         19.47%
  2007                                          --                --            --         8.76%
                                                --                --            --         7.72%
                                               213          $ 22,866          3.57%          --
  2006                                          --                --            --         2.90%
                                                --                --            --         1.92%
                                                77          $  7,685          0.47%          --
  2005                                          --                --            --        (2.31)%
                                                --                --            --        (2.53)%
                                                 5          $    503            --           --

                                     FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009


8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Global Multi-Sector Equity
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 217.50
         Highest contract charge 1.45% Class B         $ 231.58
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 145.67
         Highest contract charge 1.45% Class B         $ 156.59
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 343.25
         Highest contract charge 1.45% Class B         $ 372.58
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 242.92
         Highest contract charge 1.45% Class B         $ 266.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 178.13
         Highest contract charge 1.45% Class B         $ 197.09
         All contract charges                                --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 107.84
         Highest contract charge 1.45% Class A         $ 135.54
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $ 110.63
         Highest contract charge 1.45% Class A         $ 140.38
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 107.06
         Highest contract charge 1.45% Class A         $ 137.16
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.44
         Highest contract charge 1.45% Class A         $ 129.92
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  78.01
         Highest contract charge 1.45% Class A         $ 127.51
         All contract charges                                --
EQ/Intermediate Government Bond Index
-------------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 136.52
         Highest contract charge 1.30% Class B (e)     $ 104.32
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 140.40
         Highest contract charge 1.30% Class B (e)     $ 108.13
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 136.21
         Highest contract charge 1.30% Class B (e)     $ 105.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 128.11
         Highest contract charge 1.30% Class B (e)     $ 100.25
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 124.85
         Highest contract charge 1.20% Class B         $ 127.54
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Global Multi-Sector Equity
-----------------------------
  2009                                          --                --            --        49.31%
                                                --                --            --        47.89%
                                             2,370          $413,743          1.34%
  2008                                          --                --            --       (57.56)%
                                                --                --            --       (57.97)%
                                             2,129          $253,220          0.14%
  2007                                          --                --            --        41.30%
                                                --                --            --        39.95%
                                             2,232          $634,802            --           --
  2006                                          --                --            --        36.37%
                                                --                --            --        35.07%
                                             2,029          $410,513          0.43%          --
  2005                                          --                --            --        32.12%
                                                --                --            --        30.86%
                                             1,693          $250,448          0.59%          --
EQ/Intermediate Government Bond Index
-------------------------------------
  2009                                          --                --            --        (2.52)%
                                                --                --            --        (3.45)%
                                               480          $ 78,061          1.17%
  2008                                          --                --            --         3.33%
                                                --                --            --         2.35%
                                               531          $ 89,495          3.33%
  2007                                          --                --            --         6.59%
                                                --                --            --         5.57%
                                               554          $ 90,855          4.50%          --
  2006                                          --                --            --         0.44%
                                                --                --            --         1.89%
                                               586          $ 91,303          4.00%          --
  2005                                          --                --            --         1.04%
                                                --                --            --         0.02%
                                               670          $102,507          3.48%          --
EQ/Intermediate Government Bond Index
-------------------------------------
  2009                                          --                --            --        (2.76)%
                                                --                --            --        (3.52)%
                                               189          $ 25,089          1.17%
  2008                                          --                --            --         3.08%
                                                --                --            --         2.26%
                                               220          $ 30,638          3.33%
  2007                                          --                --            --         6.32%
                                                --                --            --         5.48%
                                               225          $ 30,902          4.50%          --
  2006                                          --                --            --         2.61%
                                                --                --            --         0.25%
                                               254          $ 32,922          4.00%          --
  2005                                          --                --            --         0.74%
                                                --                --            --         0.03%
                                               276          $ 35,253          3.48%          --

                                     FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/International Core PLUS
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 107.72
         Highest contract charge 1.45% Class B         $ 136.84
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  80.00
         Highest contract charge 1.45% Class B         $ 102.60
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 145.80
         Highest contract charge 1.45% Class B         $ 188.80
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 127.17
         Highest contract charge 1.45% Class B         $ 166.28
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.18
         Highest contract charge 1.45% Class B         $ 141.49
         All contract charges                                --
EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 135.64
         Highest contract charge 1.45% Class B (a)     $ 129.70
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $  99.33
         Highest contract charge 1.45% Class B (a)     $  95.89
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 167.16
         Highest contract charge 1.45% Class B (a)     $ 162.94
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 144.57
         Highest contract charge 1.45% Class B (a)     $ 142.29
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 115.64
         Highest contract charge 1.45% Class B (a)     $ 114.91
         All contract charges                                --
EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 104.38
         Highest contract charge 1.45% Class B         $  94.13
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  79.29
         Highest contract charge 1.45% Class B         $  72.19
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 132.31
         Highest contract charge 1.45% Class B         $ 121.64
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.61
         Highest contract charge 1.45% Class B         $ 124.95
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 112.39
         Highest contract charge 1.45% Class B         $ 105.33
         All contract charges                                --

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/International Core PLUS
--------------------------
  2009                                          --                --            --        34.65%
                                                --                --            --        33.37%
                                             1,120          $124,727          3.37%
  2008                                          --                --            --       (45.13)%
                                                --                --            --       (45.66)%
                                               889          $ 75,314          1.61%
  2007                                          --                --            --        14.65%
                                                --                --            --        13.54%
                                               748          $117,043          0.41%          --
  2006                                          --                --            --        18.65%
                                                --                --            --        17.52%
                                               714          $ 98,514          1.40%          --
  2005                                          --                --            --        16.54%
                                                --                --            --        15.43%
                                               588          $ 69,010          1.61%          --
EQ/International Growth
-----------------------
  2009                                          --                --            --        36.55%
                                                --                --            --        35.26%
                                               353          $ 45,543          1.34%
  2008                                          --                --            --       (40.58)%
                                                --                --            --       (41.15)%
                                               269          $ 25,877          0.98%
  2007                                          --                --            --        15.63%
                                                --                --            --        14.51%
                                               227          $ 37,401          0.70%          --
  2006                                          --                --            --        25.01%
                                                --                --            --        23.82%
                                                88          $ 12,581          1.19%          --
  2005                                          --                --            --        15.64%
                                                --                --            --        14.91%
                                                19          $  2,170          1.92%          --
EQ/JPMorgan Value Opportunities
-------------------------------
  2009                                          --                --            --        31.64%
                                                --                --            --        30.39%
                                               376          $ 43,960          1.50%
  2008                                          --                --            --       (40.07)%
                                                --                --            --       (40.65)%
                                               380          $ 34,198          1.82%
  2007                                          --                --            --        (1.71)%
                                                --                --            --        (2.65)%
                                               431          $ 64,820          1.36%          --
  2006                                          --                --            --        19.78%
                                                --                --            --        18.64%
                                               445          $ 68,748          4.40%          --
  2005                                          --                --            --         3.40%
                                                --                --            --         2.42%
                                               466          $ 60,726          1.51%          --

                                     FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
EQ/Large Cap Core PLUS
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  83.72               --                --            --      25.88%
         Highest contract charge 1.45% Class B    $  80.53               --                --            --      24.68%
         All contract charges                                           163          $ 13,328          4.70%
  2008   Lowest contract charge 0.50% Class B     $  66.51               --                --            --     (37.71)%
         Highest contract charge 1.45% Class B    $  64.59               --                --            --     (38.32)%
         All contract charges                                           150          $  9,852          0.37%
  2007   Lowest contract charge 0.50% Class B     $ 106.78               --                --            --       3.37%
         Highest contract charge 1.45% Class B    $ 104.71               --                --            --       2.37%
         All contract charges                           --              146          $ 15,557          1.23%          --
  2006   Lowest contract charge 0.50% Class B     $ 103.30               --                --            --      12.38%
         Highest contract charge 1.45% Class B    $ 102.29               --                --            --      11.31%
         All contract charges                           --              158          $ 16,368          0.83%          --
  2005   Lowest contract charge 0.50% Class B     $  91.93               --                --            --       6.65%
         Highest contract charge 1.45% Class B    $  91.89               --                --            --       5.64%
         All contract charges                           --              181          $ 16,799          0.49%          --
EQ/Large Cap Growth Index
-------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  64.48               --                --            --      35.52%
         Highest contract charge 1.45% Class B    $  64.84               --                --            --      34.24%
         All contract charges                                         1,755          $115,833          2.19%
  2008   Lowest contract charge 0.50% Class B     $  47.58               --                --            --     (36.59)%
         Highest contract charge 1.45% Class B    $  48.30               --                --            --     (37.20)%
         All contract charges                                         1,741          $ 85,377          0.14%
  2007   Lowest contract charge 0.50% Class B     $  75.03               --                --            --      13.41%
         Highest contract charge 1.45% Class B    $  76.91               --                --            --      12.33%
         All contract charges                           --            1,870          $145,854          0.00%        --
  2006   Lowest contract charge 0.50% Class B     $  66.16               --                --            --      (1.04)%
         Highest contract charge 1.45% Class B    $  68.47               --                --            --      (1.98)%
         All contract charges                           --            2,111          $146,204            --         --
  2005   Lowest contract charge 0.50% Class B     $  66.85               --                --            --      14.35%
         Highest contract charge 1.45% Class B    $  69.86               --                --            --      13.27%
         All contract charges                           --            2,304          $162,638            --         --
EQ/Large Cap Growth PLUS
------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B     $  57.27               --                --            --      34.18%
         Highest contract charge 1.45% Class B    $  88.60               --                --            --      32.89%
         All contract charges                                         1,746          $229,113          1.30%
  2008   Lowest contract charge 0.50% Class B     $  42.68               --                --            --     (38.55)%
         Highest contract charge 1.45% Class B    $  66.67               --                --            --     (39.13)%
         All contract charges                                         1,840          $181,508          0.11%
  2007   Lowest contract charge 0.50% Class B     $  69.45               --                --            --      15.04%
         Highest contract charge 1.45% Class B    $ 109.53               --                --            --      13.94%
         All contract charges                           --            1,998          $323,002          0.34%        --
  2006   Lowest contract charge 0.50% Class B     $  60.37               --                --            --       7.24%
         Highest contract charge 1.45% Class B    $  96.13               --                --            --       6.22%
         All contract charges                           --            2,215          $314,252            --         --
  2005   Lowest contract charge 0.50% Class B     $  56.29               --                --            --       8.48%
         Highest contract charge 1.45% Class B    $  90.50               --                --            --       7.45%
         All contract charges                           --            2,567          $342,058            --         --

                                     FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Large Cap Value Index
------------------------
         Unit Value 0.50% to 1.45%
  2009   Lowest contract charge 0.50% Class B (b)     $  54.18
         Highest contract charge 1.45% Class B (b)    $  52.01
         All contract charges
  2008   Lowest contract charge 0.50% Class B (b)     $  45.70
         Highest contract charge 1.45% Class B (b)    $  44.30
         All contract charges
  2007   Lowest contract charge 0.50% Class B (b)     $ 106.08
         Highest contract charge 1.45% Class B (b)    $ 103.83
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (b)     $ 113.34
         Highest contract charge 1.45% Class B (b)    $ 112.00
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (b)     $ 106.62
         Highest contract charge 1.45% Class B (b)    $ 106.38
         All contract charges                               --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (k)     $ 105.72
         Highest contract charge 1.45% Class A (k)    $  95.00
         All contract charges
  2008   Lowest contract charge 0.50% Class A (k)     $  88.09
         Highest contract charge 1.45% Class A (k)    $  79.92
         All contract charges
  2007   Lowest contract charge 0.50% Class A (k)     $ 155.34
         Highest contract charge 1.45% Class A (k)    $ 142.29
         All contract charges                               --
EQ/Large Cap Value PLUS (j)
---------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $ 104.86
         Highest contract charge 1.30% Class B        $  65.23
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  87.50
         Highest contract charge 1.30% Class B        $  54.87
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 155.18
         Highest contract charge 1.30% Class B        $  98.09
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 163.40
         Highest contract charge 1.45% Class B        $ 151.12
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 135.28
         Highest contract charge 1.45% Class B        $ 126.32
         All contract charges                               --
EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $  94.93
         Highest contract charge 1.45% Class B (a)    $  90.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)     $  80.78
         Highest contract charge 1.45% Class B (a)    $  77.98
         All contract charges

                                                   Years Ended December 31,
                                   -----------------------------------------------------------------
                                           Units         Net Assets     Investment         Total
                                   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                   -------------------- ------------ ---------------- --------------
EQ/Large Cap Value Index
------------------------
  2009                                         --                 --           --         18.56%
                                               --                 --           --         17.40%
                                              268         $   14,005        10.00%
  2008                                         --                 --           --        (56.92)%
                                               --                 --           --        (57.33)%
                                              198         $    8,765         1.43%
  2007                                         --                 --           --         (6.41)%
                                               --                 --           --         (7.29)%
                                              201         $   20,937         0.00%           --
  2006                                         --                 --           --          6.30%
                                               --                 --           --          5.29%
                                              168         $   18,866         0.05%           --
  2005                                         --                 --           --          6.62%
                                               --                 --           --          6.38%
                                               20         $    2,150         0.14%           --
EQ/Large Cap Value PLUS (j)
---------------------------
  2009                                         --                 --           --         20.01%
                                               --                 --           --         18.87%
                                            7,826         $  703,519         2.43%
  2008                                         --                 --           --        (43.29)%
                                               --                 --           --        (43.83)%
                                            8,288         $  607,794         3.00%
  2007                                         --                 --           --         (5.17)%
                                               --                 --           --         (5.52)%
                                            9,387         $1,261,004         2.66%           --
EQ/Large Cap Value PLUS (j)
---------------------------
  2009                                         --                 --           --         19.84%
                                               --                 --           --         18.88%
                                            1,154         $  106,366         2.43%
  2008                                         --                 --           --        (43.61)%
                                               --                 --           --        (44.06)%
                                            1,368         $  124,290         3.00%
  2007                                         --                 --           --         (5.03)%
                                               --                 --           --         (5.79)%
                                            1,726         $  239,219         2.66%           --
  2006                                         --                 --           --         20.78%
                                               --                 --           --         19.63%
                                            3,483         $  500,340         1.68%           --
  2005                                         --                 --           --          4.91%
                                               --                 --           --          3.91%
                                            3,103         $  371,731         1.19%           --
EQ/Lord Abbett Growth and Income
--------------------------------
  2009                                         --                 --           --         17.52%
                                               --                 --           --         16.40%
                                              157         $   14,310         0.75%
  2008                                         --                 --           --        (36.88)%
                                               --                 --           --        (37.49)%
                                              135         $   10,625         1.57%

                                     FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2007   Lowest contract charge 0.50% Class B (a)      $ 127.98
         Highest contract charge 1.45% Class B (a)     $ 124.75
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 124.31
         Highest contract charge 1.45% Class B (a)     $ 122.34
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.59
         Highest contract charge 1.45% Class B (a)     $ 105.91
         All contract charges                                --
EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 112.50
         Highest contract charge 1.45% Class B (a)     $ 107.57
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $  90.08
         Highest contract charge 1.45% Class B (a)     $  86.96
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 131.15
         Highest contract charge 1.45% Class B (a)     $ 127.84
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $ 119.10
         Highest contract charge 1.45% Class B (a)     $ 117.21
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $ 106.21
         Highest contract charge 1.45% Class B (a)     $ 105.54
         All contract charges                                --
EQ/Mid Cap Index
----------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 102.20
         Highest contract charge 1.45% Class B         $  91.29
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  75.38
         Highest contract charge 1.45% Class B         $  67.98
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 149.37
         Highest contract charge 1.45% Class B         $ 136.02
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 138.97
         Highest contract charge 1.45% Class B         $ 127.77
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 125.23
         Highest contract charge 1.45% Class B         $ 116.25
         All contract charges                                --
EQ/Mid Cap Value PLUS (l)(m)(n)
-------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 146.11
         Highest contract charge 1.45% Class B         $ 106.33
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.09
         Highest contract charge 1.45% Class B         $  79.42
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 179.75
         Highest contract charge 1.45% Class B         $ 133.36
         All contract charges                                --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2007                                                  --                --            --            2.95%
                                                        --                --            --            1.97%
                                                       130          $ 16,386          1.18%             --
  2006                                                  --                --            --           16.63%
                                                        --                --            --           15.51%
                                                        95          $ 11,695          1.50%             --
  2005                                                  --                --            --            6.59%
                                                        --                --            --            5.91%
                                                        16          $  1,731          1.68%             --
EQ/Lord Abbett Large Cap Core
-----------------------------
  2009                                                  --                --            --           24.89%
                                                        --                --            --           23.70%
                                                       227          $ 24,207          0.81%
  2008                                                  --                --            --          (31.32)%
                                                        --                --            --          (31.98)%
                                                       104          $  9,067          1.30%
  2007                                                  --                --            --            10.12 %
                                                        --                --            --            9.07 %
                                                        54          $  7,108          0.82%             --
  2006                                                  --                --            --           12.13%
                                                        --                --            --           11.06%
                                                        35          $  4,131          1.24%             --
  2005                                                  --                --            --            6.21%
                                                        --                --            --            8.09%
                                                        18          $  1,877          0.93%             --
EQ/Mid Cap Index
----------------
  2009                                                  --                --            --           35.58%
                                                        --                --            --           34.29%
                                                     2,983          $274,329          1.14%
  2008                                                  --                --            --          (49.53)%
                                                        --                --            --          (50.02)%
                                                     2,796          $192,207          0.92%
  2007                                                  --                --            --            7.48%
                                                        --                --            --            6.46%
                                                     2,644          $364,141            --              --
  2006                                                  --                --            --           10.97%
                                                        --                --            --            9.91%
                                                     2,461          $318,026          3.32%             --
  2005                                                  --                --            --            5.83%
                                                        --                --            --            4.83%
                                                     2,266          $265,901          7.70%             --
EQ/Mid Cap Value PLUS (l)(m)(n)
-------------------------------
  2009                                                  --                --            --           35.17%
                                                        --                --            --           33.88%
                                                     3,356          $444,470          1.36%
  2008                                                  --                --            --          (39.87)%
                                                        --                --            --          (40.45)%
                                                     2,463          $244,404          1.43%
  2007                                                  --                --            --           (2.09)%
                                                        --                --            --           (3.03)%
                                                     2,763          $458,308          1.01%             --

                                     FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Mid Cap Value PLUS (l)(m)(n) (Continued)
-------------------------------------------
  2006   Lowest contract charge 0.50% Class B          $ 183.59
         Highest contract charge 1.45% Class B         $ 137.53
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 164.04
         Highest contract charge 1.45% Class B         $ 124.06
         All contract charges                                --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.49%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 106.97
         Highest contract charge 1.49% Class A         $  36.46
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $ 107.20
         Highest contract charge 1.49% Class A         $  36.99
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.25
         Highest contract charge 1.49% Class A         $  36.61
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.76
         Highest contract charge 1.49% Class A         $  35.33
         All contract charges                                --
  2005   Lowest contract charge 0.74% Class A          $  43.38
         Highest contract charge 1.49% Class A         $  34.19
         All contract charges                                --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 118.04
         Highest contract charge 1.30% Class B (e)     $ 103.45
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 118.64
         Highest contract charge 1.30% Class B (e)     $ 104.80
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 116.77
         Highest contract charge 1.30% Class B (e)     $ 103.97
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 112.08
         Highest contract charge 1.30% Class B (e)     $ 100.60
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 107.81
         Highest contract charge 1.20% Class B         $ 113.12
         All contract charges                                --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 122.39
         Highest contract charge 1.45% Class B         $ 116.41
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  94.81
         Highest contract charge 1.45% Class B         $  91.05
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 141.99
         Highest contract charge 1.45% Class B         $ 137.67
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 118.12
         Highest contract charge 1.45% Class B         $ 115.63
         All contract charges                                --

                                                                 Years Ended December 31,
                                             ----------------------------------------------------------------
                                                     Units         Net Assets     Investment        Total
                                              Outstanding (000s)     (000s)     Income Ratio**    Return***
                                             -------------------- ------------ ---------------- -------------
EQ/Mid Cap Value PLUS (l)(m)(n) (Continued)
-------------------------------------------
  2006                                                  --                --            --           11.92%
                                                        --                --            --           10.86%
                                                     2,889          $493,560          0.31%             --
  2005                                                  --                --            --           10.77%
                                                        --                --            --            9.71%
                                                     2,900          $446,196          4.74%             --
EQ/Money Market
---------------
  2009                                                  --                --            --           (0.21)%
                                                        --                --            --           (1.43)%
                                                     1,888          $ 95,425          0.17%
  2008                                                  --                --            --            1.85%
                                                        --                --            --            1.04%
                                                     2,804          $139,434          2.82%
  2007                                                  --                --            --            4.46%
                                                        --                --            --            3.62%
                                                     3,066          $147,228          4.79%             --
  2006                                                  --                --            --            0.76%
                                                        --                --            --            3.35%
                                                     2,357          $111,741          4.59%             --
  2005                                                  --                --            --            2.25%
                                                        --                --            --            1.48%
                                                     1,710          $ 61,840          2.80%             --
EQ/Money Market
---------------
  2009                                                  --                --            --           (0.51)%
                                                        --                --            --           (1.29)%
                                                       380          $ 44,026          0.17%
  2008                                                  --                --            --            1.60%
                                                        --                --            --            0.80%
                                                       466          $ 55,344          2.82%
  2007                                                  --                --            --            4.18%
                                                        --                --            --            3.35%
                                                       368          $ 44,041          4.79%             --
  2006                                                  --                --            --            3.96%
                                                        --                --            --            0.60%
                                                       293          $ 33,856          4.59%             --
  2005                                                  --                --            --            2.11%
                                                        --                --            --            1.40%
                                                       229          $ 47,898          2.80%             --
EQ/Montag & Caldwell Growth
---------------------------
  2009                                                  --                --            --           29.09%
                                                        --                --            --           27.85%
                                                       287          $ 33,366          0.44%
  2008                                                  --                --            --          (33.23)%
                                                        --                --            --          (33.86)%
                                                       216          $ 19,750          0.25%
  2007                                                  --                --            --           20.21%
                                                        --                --            --           19.06%
                                                       106          $ 14,637          0.46%             --
  2006                                                  --                --            --            7.41%
                                                        --                --            --            6.39%
                                                        32          $  3,686          0.21%             --

                                     FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Montag & Caldwell Growth (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 109.97
         Highest contract charge 1.45% Class B         $ 108.69
         All contract charges                                --
EQ/Mutual Large Cap Equity
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  83.28
         Highest contract charge 1.45% Class B (c)     $  80.67
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  66.89
         Highest contract charge 1.45% Class B (c)     $  65.42
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 108.61
         Highest contract charge 1.45% Class B (c)     $ 107.25
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 107.38
         Highest contract charge 1.45% Class B (c)     $ 107.07
         All contract charges                                --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)      $  95.14
         Highest contract charge 1.45% Class B (c)     $  92.16
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)      $  68.98
         Highest contract charge 1.45% Class B (c)     $  67.46
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)      $ 116.99
         Highest contract charge 1.45% Class B (c)     $ 115.53
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (c)      $ 111.23
         Highest contract charge 1.45% Class B (c)     $ 110.91
         All contract charges                                --
EQ/PIMCO Ultra Short Bond
-------------------------
         Unit Value 1.10% to 1.25%*
  2009   Lowest contract charge 1.10% Class A (x)      $ 100.30
         Highest contract charge 1.25% Class A (x)     $ 100.25
         All contract charges
EQ/PIMCO Ultra Short Bond (o)(p)
--------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)      $ 113.57
         Highest contract charge 1.45% Class B (a)     $ 108.60
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)      $ 105.68
         Highest contract charge 1.45% Class B (a)     $ 102.03
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)      $ 110.69
         Highest contract charge 1.45% Class B (a)     $ 107.90
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B (a)      $  99.80
         Highest contract charge 1.45% Class B (a)     $  98.22
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B (a)      $  99.91
         Highest contract charge 1.45% Class B (a)     $  99.28
         All contract charges                                --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
EQ/Montag & Caldwell Growth (Continued)
---------------------------------------
  2005                                                  --                --            --            4.88%
                                                        --                --            --            3.88%
                                                        26          $  2,846          0.44%             --
EQ/Mutual Large Cap Equity
--------------------------
  2009                                                  --                --            --           24.50%
                                                        --                --            --           23.31%
                                                       364          $ 29,448          0.19%
  2008                                                  --                --            --          (38.41)%
                                                        --                --            --          (39.00)%
                                                       351          $ 23,077          3.77%
  2007                                                  --                --            --            1.15%
                                                        --                --            --            0.17%
                                                       337          $ 36,145          0.00%             --
  2006                                                  --                --            --            7.38%
                                                        --                --            --            7.07%
                                                        44          $  4,705          0.43%             --
EQ/Oppenheimer Global
---------------------
  2009                                                  --                --            --           37.92%
                                                        --                --            --           36.61%
                                                       242          $ 22,289          0.70%
  2008                                                  --                --            --          (41.04)%
                                                        --                --            --          (41.61)%
                                                       160          $ 10,889          1.37%
  2007                                                  --                --            --            5.18%
                                                        --                --            --            4.17%
                                                       114          $ 13,151          0.37%             --
  2006                                                  --                --            --           11.23%
                                                        --                --            --           10.91%
                                                        21          $  2,340          0.05%             --
EQ/PIMCO Ultra Short Bond
-------------------------
  2009                                                  --                --            --            0.30%
                                                        --                --            --            0.25%
                                                         2          $    171          1.17%
EQ/PIMCO Ultra Short Bond (o)(p)
--------------------------------
  2009                                                  --                --            --            7.47%
                                                        --                --            --            6.44%
                                                     1,345          $147,582          1.17%
  2008                                                  --                --            --           (4.53)%
                                                        --                --            --           (5.44)%
                                                       975          $100,324          3.21%
  2007                                                  --                --            --           10.91%
                                                        --                --            --            9.86%
                                                       448          $ 48,682          3.10%             --
  2006                                                  --                --            --           (0.11)%
                                                        --                --            --           (1.06)%
                                                       303          $ 29,905          4.95%             --
  2005                                                  --                --            --           (0.09)%
                                                        --                --            --           (0.72)%
                                                       149          $ 14,808          5.53%             --

                                     FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Quality Bond PLUS(t)
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $ 103.61
         Highest contract charge 1.45% Class A         $ 135.11
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  97.98
         Highest contract charge 1.45% Class A         $ 129.00
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.12
         Highest contract charge 1.45% Class A         $ 139.74
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 100.81
         Highest contract charge 1.45% Class A         $ 135.31
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 164.70
         Highest contract charge 1.45% Class A         $ 131.90
         All contract charges                                --
EQ/Quality Bond PLUS (t)
------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 137.03
         Highest contract charge 1.30% Class B (e)     $ 100.28
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 129.84
         Highest contract charge 1.30% Class B (e)     $  95.78
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 139.64
         Highest contract charge 1.30% Class B (e)     $ 103.82
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.25
         Highest contract charge 1.30% Class B (e)     $ 100.62
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 129.96
         Highest contract charge 1.20% Class B         $ 131.99
         All contract charges                                --
EQ/Small Company Index (s)
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 136.48
         Highest contract charge 1.45% Class B         $ 126.30
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 108.75
         Highest contract charge 1.45% Class B         $ 101.61
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 165.93
         Highest contract charge 1.45% Class B         $ 156.54
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 169.88
         Highest contract charge 1.45% Class B         $ 161.81
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 145.04
         Highest contract charge 1.45% Class B         $ 139.49
         All contract charges                                --


                                                     Years Ended December 31,
                                 ----------------------------------------------------------------
                                         Units         Net Assets     Investment        Total
                                  Outstanding (000s)     (000s)     Income Ratio**    Return***
                                 -------------------- ------------ ---------------- -------------
EQ/Quality Bond PLUS(t)
-----------------------
  2009                                      --                --            --             5.75%
                                            --                --            --             4.74%
                                           714          $122,518          3.62%
  2008                                      --                --            --            (6.79)%
                                            --                --            --            (7.69)%
                                           603          $ 98,734          5.15%
  2007                                      --                --            --             4.28%
                                            --                --            --             3.27%
                                           691          $122,544          5.12%              --
  2006                                      --                --            --            (0.81)%
                                            --                --            --             2.58%
                                           694          $119,214          4.01%              --
  2005                                      --                --            --             1.34%
                                            --                --            --             0.78%
                                           753          $125,885          3.89%              --
EQ/Quality Bond PLUS (t)
------------------------
  2009                                      --                --            --             5.54%
                                            --                --            --             4.70%
                                           266          $ 35,438          3.62%
  2008                                      --                --            --            (7.02)%
                                            --                --            --            (7.74)%
                                           195          $ 25,267          5.15%
  2007                                      --                --            --             4.01%
                                            --                --            --             3.18%
                                           241          $ 33,892          5.12%              --
  2006                                      --                --            --             3.30%
                                            --                --            --             0.62%
                                           246          $ 33,382          4.01%              --
  2005                                      --                --            --             1.49%
                                            --                --            --             0.78%
                                           256          $ 33,894          3.89%              --
EQ/Small Company Index (s)
--------------------------
  2009                                      --                --            --            25.50%
                                            --                --            --            24.30%
                                         1,263          $158,989          0.00%
  2008                                      --                --            --           (34.46)%
                                            --                --            --           (35.09)%
                                         1,079          $110,179          0.86%
  2007                                      --                --            --            (2.33)%
                                            --                --            --            (3.26)%
                                         1,028          $162,622          1.40%              --
  2006                                      --                --            --            17.12%
                                            --                --            --            16.01%
                                           903          $147,411          1.37%              --
  2005                                      --                --            --             3.73%
                                            --                --            --             2.75%
                                           723          $101,473          1.21%              --

                                     FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $  95.88
         Highest contract charge 1.45% Class B        $  91.19
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  67.56
         Highest contract charge 1.45% Class B        $  64.87
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 117.48
         Highest contract charge 1.45% Class B        $ 113.91
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 110.11
         Highest contract charge 1.45% Class B        $ 107.80
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 115.29
         Highest contract charge 1.45% Class B        $ 113.95
         All contract charges                               --
EQ/Templeton Global Equity
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  83.47
         Highest contract charge 1.45% Class B (c)    $  80.86
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  64.51
         Highest contract charge 1.45% Class B (c)    $  63.10
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 109.56
         Highest contract charge 1.45% Class B (c)    $ 108.19
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 107.86
         Highest contract charge 1.45% Class B (c)    $ 107.54
         All contract charges                               --
EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 106.71
         Highest contract charge 1.45% Class B        $ 101.49
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  80.98
         Highest contract charge 1.45% Class B        $  77.76
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 135.71
         Highest contract charge 1.45% Class B        $ 131.58
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 134.82
         Highest contract charge 1.45% Class B        $ 131.98
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 118.70
         Highest contract charge 1.45% Class B        $ 117.32
         All contract charges                               --
EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $  94.05
         Highest contract charge 1.45% Class B (a)    $  89.93
         All contract charges


                                                                       Years Ended December 31,
                                                   -----------------------------------------------------------------
                                                           Units         Net Assets     Investment         Total
                                                    Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                   -------------------- ------------ ---------------- --------------
EQ/T. Rowe Price Growth Stock (h)
---------------------------------
  2009                                                        --                --            --          41.92%
                                                              --                --            --          40.57%
                                                           1,059           $96,907          0.00%
  2008                                                        --                --            --         (42.49)%
                                                              --                --            --         (43.05)%
                                                             804           $52,446          0.00%
  2007                                                        --                --            --           6.69%
                                                              --                --            --           5.67%
                                                             750           $86,072          0.14%            --
  2006                                                        --                --            --          (4.49)%
                                                              --                --            --          (5.40)%
                                                              80           $ 8,636            --             --
  2005                                                        --                --            --           3.47%
                                                              --                --            --           2.48%
                                                              70           $ 7,961            --             --
EQ/Templeton Global Equity
--------------------------
  2009                                                        --                --            --          29.39%
                                                              --                --            --          28.15%
                                                             345           $27,972          1.63%
  2008                                                        --                --            --         (41.12)%
                                                              --                --            --         (41.68)%
                                                             291           $18,450          1.69%
  2007                                                        --                --            --           1.58%
                                                              --                --            --           0.60%
                                                             276           $29,896          0.67%            --
  2006                                                        --                --            --           7.86%
                                                              --                --            --           7.54%
                                                              45           $ 4,856          0.45%            --
EQ/UBS Growth and Income
------------------------
  2009                                                        --                --            --          31.77%
                                                              --                --            --          30.52%
                                                             207           $20,745          0.00%
  2008                                                        --                --            --         (40.33)%
                                                              --                --            --         (40.90)%
                                                             195           $15,016          1.19%
  2007                                                        --                --            --           0.66%
                                                              --                --            --          (0.30)%
                                                             204           $27,120          0.92%            --
  2006                                                        --                --            --          13.58%
                                                              --                --            --          12.50%
                                                             148           $19,665          0.98%            --
  2005                                                        --                --            --           8.46%
                                                              --                --            --           7.43%
                                                              67           $ 7,918          1.35%            --
EQ/Van Kampen Comstock
----------------------
  2009                                                        --                --            --          27.77%
                                                              --                --            --          26.54%
                                                             210           $18,995          0.00%

                                     FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2008   Lowest contract charge 0.50% Class B (a)     $  73.61
         Highest contract charge 1.45% Class B (a)    $  71.07
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)     $ 117.33
         Highest contract charge 1.45% Class B (a)    $ 114.37
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (a)     $ 120.95
         Highest contract charge 1.45% Class B (a)    $ 119.04
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)     $ 104.88
         Highest contract charge 1.45% Class B (a)    $ 104.21
         All contract charges                               --
EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (a)     $ 134.96
         Highest contract charge 1.45% Class B (a)    $ 129.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B (a)     $  86.36
         Highest contract charge 1.45% Class B (a)    $  83.37
         All contract charges
  2007   Lowest contract charge 0.50% Class B (a)     $ 164.77
         Highest contract charge 1.45% Class B (a)    $ 160.61
         All contract charges
  2006   Lowest contract charge 0.50% Class B (a)     $ 135.28
         Highest contract charge 1.45% Class B (a)    $ 133.14
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B (a)     $ 124.44
         Highest contract charge 1.45% Class B (a)    $ 123.65
         All contract charges                               --
Multimanager Aggressive Equity (q)
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)     $  85.16
         Highest contract charge 1.45% Class A        $  61.74
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)     $  62.19
         Highest contract charge 1.45% Class A        $  45.52
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)     $ 116.93
         Highest contract charge 1.45% Class A        $  86.41
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class A (d)     $ 105.24
         Highest contract charge 1.45% Class A        $  78.53
         All contract charges                               --
  2005   Lowest contract charge 0.90% Class A         $ 103.39
         Highest contract charge 1.45% Class A        $  75.62
         All contract charges                               --
Multimanager Aggressive Equity (q)
----------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B         $  64.15
         Highest contract charge 1.30% Class B (e)    $  82.38
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  46.97
         Highest contract charge 1.30% Class B (e)    $  60.79
         All contract charges

                                                         Years Ended December 31,
                                     -----------------------------------------------------------------
                                             Units         Net Assets     Investment         Total
                                      Outstanding (000s)     (000s)     Income Ratio**     Return***
                                     -------------------- ------------ ---------------- --------------
EQ/Van Kampen Comstock (Continued)
----------------------------------
  2008                                          --                 --           --       (37.26)%
                                                --                 --           --       (37.86)%
                                               197         $   14,153         1.92%
  2007                                          --                 --           --        (2.99)%
                                                --                 --           --        (3.92)%
                                               199         $   22,805         1.69%          --
  2006                                          --                 --           --        15.33%
                                                --                 --           --        14.23%
                                               152         $   18,187         3.08%          --
  2005                                          --                 --           --         4.88%
                                                --                 --           --         4.21%
                                                64         $    6,674         2.03%          --
EQ/Van Kampen Mid Cap Growth
----------------------------
  2009                                          --                 --           --        56.28%
                                                --                 --           --        54.79%
                                               662         $   84,822         0.00%
  2008                                          --                 --           --       (47.59)%
                                                --                 --           --       (48.09)%
                                               384         $   32,050         0.00%
  2007                                          --                 --           --        21.80%
                                                --                 --           --        20.63%
                                               286         $   45,962         0.34%
  2006                                          --                 --           --         8.71%
                                                --                 --           --         7.68%
                                               116         $   15,516         0.47%          --
  2005                                          --                 --           --        24.44%
                                                --                 --           --        23.65%
                                                39         $    4,864           --           --
Multimanager Aggressive Equity (q)
----------------------------------
  2009                                          --                 --           --        36.94%
                                                --                 --           --        35.63%
                                             7,754         $  543,315         0.40%
  2008                                          --                 --           --       (46.81)%
                                                --                 --           --       (47.32)%
                                             7,902         $  406,785         0.49%
  2007                                          --                 --           --        11.11%
                                                --                 --           --        10.03%
                                             8,900         $  867,396         0.10%          --
  2006                                          --                 --           --         5.24%
                                                --                 --           --         3.85%
                                            10,463         $  923,899         0.17%          --
  2005                                          --                 --           --         7.50%
                                                --                 --           --         6.90%
                                            12,174         $1,031,638           --           --
Multimanager Aggressive Equity (q)
----------------------------------
  2009                                          --                 --           --        36.58%
                                                --                 --           --        35.52%
                                               279         $   17,675         0.40%
  2008                                          --                 --           --       (46.94)%
                                                --                 --           --       (47.37)%
                                               133         $    6,081         0.49%

                                     FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Multimanager Aggressive Equity (q) (Continued)
----------------------------------------------
  2007   Lowest contract charge 0.50% Class B         $  88.52
         Highest contract charge 1.30% Class B (e)    $ 115.50
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $  79.87
         Highest contract charge 1.30% Class B (e)    $ 105.05
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $  76.37
         Highest contract charge 1.20% Class B        $  75.63
         All contract charges                               --
Multimanager Core Bond
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 139.47
         Highest contract charge 1.45% Class B        $ 129.17
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 129.41
         Highest contract charge 1.45% Class B        $ 121.01
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 126.94
         Highest contract charge 1.45% Class B        $ 119.83
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 120.06
         Highest contract charge 1.45% Class B        $ 114.44
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 116.28
         Highest contract charge 1.45% Class B        $ 111.90
         All contract charges                               --
Multimanager International Equity
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 134.26
         Highest contract charge 1.45% Class B        $ 124.34
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $ 103.86
         Highest contract charge 1.45% Class B        $  97.11
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 197.82
         Highest contract charge 1.45% Class B        $ 186.75
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B         $ 176.83
         Highest contract charge 1.45% Class B        $ 168.56
         All contract charges                               --
  2005   Lowest contract charge 0.50% Class B         $ 141.82
         Highest contract charge 1.45% Class B        $ 136.48
         All contract charges                               --
Multimanager Large Cap Core Equity
----------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B         $ 106.66
         Highest contract charge 1.45% Class B        $  98.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B         $  80.89
         Highest contract charge 1.45% Class B        $  75.64
         All contract charges
  2007   Lowest contract charge 0.50% Class B         $ 134.47
         Highest contract charge 1.45% Class B        $ 126.94
         All contract charges                               --

                                                                        Years Ended December 31,
                                                -----------------------------------------------------------------
                                                        Units         Net Assets     Investment         Total
                                                Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                -------------------- ------------ ---------------- --------------
Multimanager Aggressive Equity (q) (Continued)
----------------------------------------------
  2007                                                  --                 --            --             10.83%
                                                        --                 --            --              9.95%
                                                       159           $ 13,842          0.10%               --
  2006                                                  --                 --            --              4.59%
                                                        --                 --            --              5.05%
                                                       190           $ 14,885          0.17%               --
  2005                                                  --                 --            --              7.67%
                                                        --                 --            --              6.91%
                                                       203           $ 15,262            --                --
Multimanager Core Bond
----------------------
  2009                                                  --                 --            --              7.77%
                                                        --                 --            --              6.74%
                                                       666           $ 86,980          3.57%
  2008                                                  --                 --            --              1.95%
                                                        --                 --            --              0.98%
                                                       582           $ 71,497          4.88%
  2007                                                  --                 --            --              5.73%
                                                        --                 --            --              4.71%
                                                       594           $ 72,099          4.09%               --
  2006                                                  --                 --            --              3.25%
                                                        --                 --            --              2.27%
                                                       591           $ 68,372          4.11%               --
  2005                                                  --                 --            --              1.24%
                                                        --                 --            --              0.28%
                                                       605           $ 68,268          3.47%               --
Multimanager International Equity
---------------------------------
  2009                                                  --                 --            --             29.27%
                                                        --                 --            --             28.04%
                                                       597           $ 74,900          1.59%
  2008                                                  --                 --            --            (47.50)%
                                                        --                 --            --            (48.00)%
                                                       616           $ 60,647          1.53%
  2007                                                  --                 --            --             11.87%
                                                        --                 --            --             10.79%
                                                       644           $121,692          0.72%               --
  2006                                                  --                 --            --             24.69%
                                                        --                 --            --             23.50%
                                                       615           $104,906          2.18%               --
  2005                                                  --                 --            --             14.87%
                                                        --                 --            --             13.77%
                                                       472           $ 65,031          4.04%               --
Multimanager Large Cap Core Equity
----------------------------------
  2009                                                  --                 --            --             31.86%
                                                        --                 --            --             30.58%
                                                       150           $ 15,024          1.43%
  2008                                                  --                 --            --            (39.85)%
                                                        --                 --            --            (40.41)%
                                                       159           $ 12,192          0.51%
  2007                                                  --                 --            --              4.48%
                                                        --                 --            --              3.47%
                                                       173           $ 22,281          0.43%               --

                                     FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Large Cap Core Equity (Continued)
----------------------------------------------
  2006   Lowest contract charge 0.50% Class B      $ 128.70             --                 --            --      13.01%
         Highest contract charge 1.45% Class B     $ 122.68             --                 --            --      11.94%
         All contract charges                            --            162            $20,110          0.60%        --
  2005   Lowest contract charge 0.50% Class B      $ 113.89             --                 --            --       6.20%
         Highest contract charge 1.45% Class B     $ 109.60             --                 --            --       5.18%
         All contract charges                            --            175            $19,342          0.80%        --
Multimanager Large Cap Growth
-----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $  82.21             --                 --            --      35.86%
         Highest contract charge 1.45% Class B     $  76.13             --                 --            --      34.55%
         All contract charges                                          386            $29,870          0.16%
  2008   Lowest contract charge 0.50% Class B      $  60.51             --                 --            --     (45.65)%
         Highest contract charge 1.45% Class B     $  56.58             --                 --            --     (46.17)%
         All contract charges                                          394            $22,690          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 111.34             --                 --            --      10.69%
         Highest contract charge 1.45% Class B     $ 105.11             --                 --            --       9.63%
         All contract charges                            --            386            $41,221            --         --
  2006   Lowest contract charge 0.50% Class B      $ 100.59             --                 --            --      (0.39)%
         Highest contract charge 1.45% Class B     $  95.88             --                 --            --      (1.34)%
         All contract charges                            --            383            $37,071            --         --
  2005   Lowest contract charge 0.50% Class B      $ 100.98             --                 --            --       6.95%
         Highest contract charge 1.45% Class B     $  97.18             --                 --            --       5.94%
         All contract charges                            --            388            $38,002            --         --
Multimanager Large Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 117.57             --                 --            --      22.65%
         Highest contract charge 1.45% Class B     $ 108.88             --                 --            --      21.09%
         All contract charges                                          507            $55,659          1.87%
  2008   Lowest contract charge 0.50% Class B      $  96.17             --                 --            --     (37.77)%
         Highest contract charge 1.45% Class B     $  89.92             --                 --            --     (38.36)%
         All contract charges                                          523            $47,681          1.42%
  2007   Lowest contract charge 0.50% Class B      $ 154.53             --                 --            --       3.12%
         Highest contract charge 1.45% Class B     $ 145.88             --                 --            --       2.13%
         All contract charges                            --            501             73,897          1.12%        --
  2006   Lowest contract charge 0.50% Class B      $ 149.85             --                 --            --      18.73%
         Highest contract charge 1.45% Class B     $ 142.84             --                 --            --      17.60%
         All contract charges                            --            457            $65,936          2.93%        --
  2005   Lowest contract charge 0.50% Class B      $ 126.22             --                 --            --       6.56%
         Highest contract charge 1.45% Class B     $ 121.47             --                 --            --       5.55%
         All contract charges                            --            371            $45,368          3.03%        --
Multimanager Mid Cap Growth
---------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 100.60             --                 --            --      41.07%
         Highest contract charge 1.45% Class B     $  93.16             --                 --            --      39.71%
         All contract charges                                          679            $64,442          0.00%
  2008   Lowest contract charge 0.50% Class B      $  71.31             --                 --            --     (43.86)%
         Highest contract charge 1.45% Class B     $  66.68             --                 --            --     (44.40)%
         All contract charges                                          679            $46,112          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 127.03             --                 --            --      11.34%
         Highest contract charge 1.45% Class B     $ 119.92             --                 --            --      10.27%
         All contract charges                            --            730            $88,998            --         --
  2006   Lowest contract charge 0.50% Class B      $ 114.09             --                 --            --       9.07%
         Highest contract charge 1.45% Class B     $ 108.75             --                 --            --       8.03%
         All contract charges                            --            753            $82,924          0.51%        --

                                     FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2005   Lowest contract charge 0.50% Class B          $ 104.60
         Highest contract charge 1.45% Class B         $ 100.66
         All contract charges                                --
Multimanager Mid Cap Value
--------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B          $ 132.45
         Highest contract charge 1.45% Class B         $ 122.66
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $  92.21
         Highest contract charge 1.45% Class B         $  86.21
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 144.72
         Highest contract charge 1.45% Class B         $ 136.63
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 145.32
         Highest contract charge 1.45% Class B         $ 138.52
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 127.30
         Highest contract charge 1.45% Class B         $ 122.51
         All contract charges                                --
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class A (d)      $  88.11
         Highest contract charge 1.45% Class A         $  87.49
         All contract charges
  2008   Lowest contract charge 0.50% Class A (d)      $  80.57
         Highest contract charge 1.45% Class A         $  80.77
         All contract charges
  2007   Lowest contract charge 0.50% Class A (d)      $ 105.59
         Highest contract charge 1.45% Class A         $ 106.88
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class A (d)      $ 102.63
         Highest contract charge 1.45% Class A         $ 104.89
         All contract charges                                --
  2005   Lowest contract charge 0.90% Class A          $ 144.66
         Highest contract charge 1.45% Class A         $  96.58
         All contract charges                                --
Multimanager Multi-Sector Bond
------------------------------
         Unit Value 0.50% to 1.30%*
  2009   Lowest contract charge 0.50% Class B          $ 114.73
         Highest contract charge 1.30% Class B (e)     $  85.24
         All contract charges
  2008   Lowest contract charge 0.50% Class B          $ 105.16
         Highest contract charge 1.30% Class B (e)     $  78.76
         All contract charges
  2007   Lowest contract charge 0.50% Class B          $ 138.16
         Highest contract charge 1.30% Class B (e)     $ 104.30
         All contract charges                                --
  2006   Lowest contract charge 0.50% Class B          $ 134.63
         Highest contract charge 1.30% Class B (e)     $ 102.45
         All contract charges                                --
  2005   Lowest contract charge 0.50% Class B          $ 123.08
         Highest contract charge 1.20% Class B         $  96.58
         All contract charges                                --

                                                                  Years Ended December 31,
                                              -----------------------------------------------------------------
                                                      Units         Net Assets     Investment         Total
                                               Outstanding (000s)     (000s)     Income Ratio**     Return***
                                              -------------------- ------------ ---------------- --------------
Multimanager Mid Cap Growth (Continued)
---------------------------------------
  2005                                                  --                 --            --            7.85%
                                                        --                 --            --            6.81%
                                                       768           $ 78,075          1.61%             --
Multimanager Mid Cap Value
--------------------------
  2009                                                  --                 --            --           43.64%
                                                        --                 --            --           42.28%
                                                       487           $ 60,246          3.10%
  2008                                                  --                 --            --          (36.28)%
                                                        --                 --            --          (36.90)%
                                                       478           $ 41,835          0.45%
  2007                                                  --                 --            --           (0.41)%
                                                        --                 --            --           (1.36)%
                                                       514           $ 71,135            --              --
  2006                                                  --                 --            --           14.16%
                                                        --                 --            --           13.07%
                                                       539           $ 75,665          1.69%             --
  2005                                                  --                 --            --            6.81%
                                                        --                 --            --            5.79%
                                                       544           $ 67,218          6.80%             --
Multimanager Multi-Sector Bond
------------------------------
  2009                                                  --                 --            --            9.36%
                                                        --                 --            --            8.32%
                                                       599           $ 89,248          4.66%
  2008                                                  --                 --            --          (23.70)%
                                                        --                 --            --          (24.43)%
                                                       645           $ 88,735          9.05%
  2007                                                  --                 --            --            2.88%
                                                        --                 --            --            1.90%
                                                       749           $136,313          7.58%             --
  2006                                                  --                 --            --            2.63%
                                                        --                 --            --            8.61%
                                                       767           $137,007          7.11%             --
  2005                                                  --                 --            --            2.39%
                                                        --                 --            --            1.82%
                                                       799           $131,305          7.88%             --
Multimanager Multi-Sector Bond
------------------------------
  2009                                                  --                 --            --            9.10%
                                                        --                 --            --            8.23%
                                                       277           $ 26,252          4.66%
  2008                                                  --                 --            --          (23.89)%
                                                        --                 --            --          (24.49)%
                                                       298           $ 26,227          9.05%
  2007                                                  --                 --            --            2.62%
                                                        --                 --            --            1.81%
                                                       384           $ 44,436          7.58%             --
  2006                                                  --                 --            --            9.38%
                                                        --                 --            --            2.45%
                                                       379           $ 42,859          7.11%             --
  2005                                                  --                 --            --            2.54%
                                                        --                 --            --            1.83%
                                                       379           $ 39,438          7.88%             --

                                     FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                 ------------------------------------------------------------------------------
                                                     Units            Units         Net Assets     Investment         Total
                                                  Fair Value   Outstanding (000s)     (000s)     Income Ratio**     Return***
                                                 ------------ -------------------- ------------ ---------------- --------------
Multimanager Small Cap Growth (i)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 107.09              --                --            --      33.86%
         Highest contract charge 1.45% Class B     $ 101.85              --                --            --      32.58%
         All contract charges                                           429          $ 43,863          0.00%
  2008   Lowest contract charge 0.50% Class B      $  80.00              --                --            --     (42.40)%
         Highest contract charge 1.45% Class B     $  76.82              --                --            --     (42.96)%
         All contract charges                                           416          $ 32,215          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 138.89              --                --            --       3.16%
         Highest contract charge 1.45% Class B     $ 134.67              --                --            --       2.17%
         All contract charges                            --             439          $ 59,581            --         --
  2006   Lowest contract charge 0.50% Class B      $ 134.64              --                --            --       9.66%
         Highest contract charge 1.45% Class B     $ 131.81              --                --            --       8.61%
         All contract charges                            --             297          $ 39,279          1.47%        --
  2005   Lowest contract charge 0.50% Class B      $ 122.78              --                --            --       6.95%
         Highest contract charge 1.45% Class B     $ 121.35              --                --            --       5.93%
         All contract charges                            --             121          $ 14,674          3.15%        --
Multimanager Small Cap Value
----------------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 145.43              --                --            --      25.78%
         Highest contract charge 1.45% Class B     $ 109.75              --                --            --      24.59%
         All contract charges                                           853          $119,151          1.05%
  2008   Lowest contract charge 0.50% Class B      $ 115.62              --                --            --     (38.17)%
         Highest contract charge 1.45% Class B     $  88.09              --                --            --     (38.77)%
         All contract charges                                           872          $ 97,762          0.25%
  2007   Lowest contract charge 0.50% Class B      $ 187.01              --                --            --     (10.30)%
         Highest contract charge 1.45% Class B     $ 143.86              --                --            --     (11.16)%
         All contract charges                            --             957          $174,548          0.31%        --
  2006   Lowest contract charge 0.50% Class B      $ 208.48              --                --            --      15.53%
         Highest contract charge 1.45% Class B     $ 161.93              --                --            --      14.43%
         All contract charges                            --           1,040          $213,071          5.68%        --
  2005   Lowest contract charge 0.50% Class B      $ 180.45              --                --            --       4.16%
         Highest contract charge 1.45% Class B     $ 141.51              --                --            --       3.17%
         All contract charges                            --             973          $173,753          4.61%        --
Multimanager Technology
-----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B      $ 108.02              --                --            --      57.65%
         Highest contract charge 1.45% Class B     $ 100.03              --                --            --      56.15%
         All contract charges                                         1,128          $114,338          0.00%
  2008   Lowest contract charge 0.50% Class B      $  68.52              --                --            --     (47.34)%
         Highest contract charge 1.45% Class B     $  64.06              --                --            --     (47.85)%
         All contract charges                                           995          $ 64,569          0.00%
  2007   Lowest contract charge 0.50% Class B      $ 130.12              --                --            --      17.63%
         Highest contract charge 1.45% Class B     $ 122.84              --                --            --      16.50%
         All contract charges                            --           1,044          $129,627            --         --
  2006   Lowest contract charge 0.50% Class B      $ 110.62              --                --            --       6.76%
         Highest contract charge 1.45% Class B     $ 105.44              --                --            --       5.74%
         All contract charges                            --           1,063          $113,046            --         --
  2005   Lowest contract charge 0.50% Class B      $ 103.61              --                --            --      10.71%
         Highest contract charge 1.45% Class B     $  99.71              --                --            --       9.66%
         All contract charges                            --           1,135          $113,949            --         --

                                     FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Continued)

December 31, 2009

8. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                     Years Ended
                                                     December 31,
                                                     ------------
                                                         Units
                                                      Fair Value
                                                     ------------
Target 2015 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  95.96
         Highest contract charge 1.45% Class B (c)    $  92.95
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  80.16
         Highest contract charge 1.45% Class B (c)    $  78.40
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 115.88
         Highest contract charge 1.45% Class B (c)    $ 114.43
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 108.60
         Highest contract charge 1.45% Class B (c)    $ 108.28
         All contract charges                               --
Target 2025 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  92.77
         Highest contract charge 1.45% Class B (c)    $  89.86
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  75.68
         Highest contract charge 1.45% Class B (c)    $  74.01
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 117.04
         Highest contract charge 1.45% Class B (c)    $ 115.57
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 109.56
         Highest contract charge 1.45% Class B (c)    $ 109.23
         All contract charges                               --
Target 2035 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  90.90
         Highest contract charge 1.45% Class B (c)    $  88.05
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  72.76
         Highest contract charge 1.45% Class B (c)    $  71.16
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 118.01
         Highest contract charge 1.45% Class B (c)    $ 116.54
         All contract charges                               --
  2006   Lowest contract charge 0.50% Class B (c)     $ 110.45
         Highest contract charge 1.45% Class B (c)    $ 110.12
         All contract charges                               --
Target 2045 Allocation
----------------------
         Unit Value 0.50% to 1.45%*
  2009   Lowest contract charge 0.50% Class B (c)     $  88.55
         Highest contract charge 1.45% Class B (c)    $  85.77
         All contract charges
  2008   Lowest contract charge 0.50% Class B (c)     $  69.65
         Highest contract charge 1.45% Class B (c)    $  68.12
         All contract charges
  2007   Lowest contract charge 0.50% Class B (c)     $ 119.32
         Highest contract charge 1.45% Class B (c)    $ 117.82
         All contract charges                               --

                                                                 Years Ended December 31,
                                             -----------------------------------------------------------------
                                                     Units         Net Assets     Investment         Total
                                              Outstanding (000s)     (000s)     Income Ratio**     Return***
                                             -------------------- ------------ ---------------- --------------
Target 2015 Allocation
----------------------
  2009                                                 --                 --            --        19.71%
                                                       --                 --            --        18.56%
                                                      171            $15,922          4.64%
  2008                                                 --                 --            --       (30.82)%
                                                       --                 --            --       (31.49)%
                                                      128            $10,137          3.62%
  2007                                                 --                 --            --         6.70%
                                                       --                 --            --         5.68%
                                                       67            $ 7,845          5.13%          --
  2006                                                 --                 --            --         8.60%
                                                       --                 --            --         8.28%
                                                       11            $ 1,222         10.42%          --
Target 2025 Allocation
----------------------
  2009                                                 --                 --            --        22.58%
                                                       --                 --            --        21.42%
                                                      222            $20,037          4.87%
  2008                                                 --                 --            --       (35.34)%
                                                       --                 --            --       (35.96)%
                                                      143            $10,694          3.46%
  2007                                                 --                 --            --         6.83%
                                                       --                 --            --         5.80%
                                                       80            $ 9,227          4.20%          --
  2006                                                 --                 --            --         9.56%
                                                       --                 --            --         9.23%
                                                        9            $ 1,035          8.37%          --
Target 2035 Allocation
----------------------
  2009                                                 --                 --            --        24.93%
                                                       --                 --            --        23.74%
                                                      169            $14,876          4.83%
  2008                                                 --                 --            --       (38.34)%
                                                       --                 --            --       (38.94)%
                                                       97            $ 6,992          3.39%
  2007                                                 --                 --            --         6.84%
                                                       --                 --            --         5.83%
                                                       40            $ 4,736          4.13%          --
  2006                                                 --                 --            --        10.45%
                                                       --                 --            --        10.12%
                                                        5            $   531          6.64%          --
Target 2045 Allocation
----------------------
  2009                                                 --                 --            --        27.14%
                                                       --                 --            --        25.91%
                                                      117            $10,042          4.83%
  2008                                                 --                 --            --       (41.63)%
                                                       --                 --            --       (42.18)%
                                                       69            $ 4,692          2.97%
  2007                                                 --                 --            --         7.26%
                                                       --                 --            --         6.23%
                                                       29            $ 3,403          3.33%          --

                                     FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

Notes to Financial Statements (Concluded)

December 31, 2009

8. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                         Units            Units         Net Assets     Investment       Total
                                                      Fair Value   Outstanding (000s)     (000s)     Income Ratio**   Return***
                                                     ------------ -------------------- ------------ ---------------- ----------
Target 2045 Allocation (Continued)
----------------------------------
  2006   Lowest contract charge 0.50% Class B (c)      $ 111.24            --                --              --       11.24%
         Highest contract charge 1.45% Class B (c)     $ 110.91            --                --              --       10.91%
         All contract charges                                --             3              $380            7.39%         --

----------
(a)  Units were made available for sale on May 9, 2005.
(b)  Units were made available for sale on October 17, 2005.
(c)  Units were made available for sale on September 18, 2006.
(d)  Units were made available for sale on November 6, 2006.
(e)  Units were made available for sale on December 4, 2006.
(f)  Units were made available for sale on May 18, 2007.
(g) A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
(h) A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
(i) A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
(j) A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
(k)  Units were made available for sale on August 17, 2007.
(l) EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
(m) EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
(n) EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
(o) EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
(p) EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
(q) Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18,2009.
(r) EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
(s) EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
(t) EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
(u) EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
(v)  Units were made available for sale on July 10, 2009
(w)  Units were made available for sale on September 18, 2009.
(x)  Units were made available for sale on September 30, 2009.
+    Reflects maximum allowable charge. Current charge is 1.40%.
* Expenses as percentage of average net assets (0.50%, 0.74%, 0.90%, 1.10%, 1.20%, 1.25%, 1.30%, 1.45%, and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                    FSA-109

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                      AXA EQUITABLE LIFE INSURANCE COMPANY


 Report of Independent Registered Public Accounting Firm.................... F-1

 Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2009 and 2008.................. F-2
   Consolidated Statements of (Loss) Earnings, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-3
   Consolidated Statements of Equity, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-5
   Consolidated Statements of Comprehensive (Loss) Income,
     Years Ended December 31, 2009, 2008 and 2007........................... F-6
   Consolidated Statements of Cash Flows, Years Ended
     December 31, 2009, 2008 and 2007....................................... F-7
   Notes to Consolidated Financial Statements............................... F-9

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of (loss) earnings, of equity, of comprehensive (loss) income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, AXA Equitable changed its methods of accounting for noncontrolling interests in consolidated financial statements on January 1, 2009, for recognition and presentation of other-than-temporary impairment losses on April 1, 2009, fair value measurement on January 1, 2008 and for uncertainty in income taxes of January 1, 2007.



/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2010

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008


                                                                                    2009                 2008
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at fair value.......................  $     27,470.2       $     23,831.0
   Mortgage loans on real estate............................................         3,554.8              3,673.9
   Equity real estate, held for the production of income....................            98.5                 56.3
   Policy loans.............................................................         3,616.8              3,700.3
   Other equity investments.................................................         1,562.3              1,646.8
   Trading securities......................................................            484.6                322.7
   Other invested assets....................................................         1,482.6              1,500.9
                                                                              -----------------    -----------------
     Total investments......................................................        38,269.8             34,731.9
Cash and cash equivalents...................................................         1,791.7              2,403.2
Cash and securities segregated, at fair value...............................           985.7              2,572.6
Broker-dealer related receivables...........................................         1,087.6              1,020.4
Deferred policy acquisition costs...........................................         7,745.2              7,482.0
Goodwill and other intangible assets, net...................................         3,676.5              3,702.9
Amounts due from reinsurers.................................................         3,028.2              2,897.2
Loans to affiliates.........................................................         1,048.3                588.3
Other assets................................................................         8,254.9             13,240.8
Separate Accounts' assets...................................................        84,016.5             67,627.0
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $     24,107.3       $     24,742.5
Future policy benefits and other policyholders liabilities..................        17,726.7             17,733.1
Broker-dealer related payables..............................................           279.4                485.5
Customers related payables..................................................         1,430.7              2,753.1
Amounts due to reinsurers...................................................            81.2                 64.2
Short-term and long-term debt...............................................           449.0                484.6
Loans from affiliates.......................................................         1,325.0              1,325.0
Income taxes payable........................................................         3,356.0              3,794.4
Noncontrolling interest subject to redemption rights........................             -                  135.0
Other liabilities...........................................................         3,002.2              2,861.4
Separate Accounts' liabilities..............................................        84,016.5             67,627.0
                                                                              -----------------    -----------------
     Total liabilities......................................................       135,774.0            122,005.8
                                                                              -----------------    -----------------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 18 and 19)

EQUITY
AXA Equitable's equity:
   Common stock, $1.25 par value, 2.0 million shares authorized, issued and
     outstanding............................................................             2.5                  2.5
   Capital in excess of par value...........................................         5,582.3              5,184.1
   Retained earnings........................................................         6,311.8              8,412.6
   Accumulated other comprehensive loss.....................................        (1,035.7)            (2,235.6)
                                                                              -----------------    -----------------
   Total AXA Equitable's equity.............................................        10,860.9             11,363.6
                                                                              -----------------    -----------------
Noncontrolling interest.....................................................         3,269.5              2,896.9
                                                                              -----------------    -----------------
     Total equity...........................................................        14,130.4             14,260.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND EQUITY................................................  $    149,904.4       $    136,266.3
                                                                              =================    =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $     2,918.4      $      2,951.7     $      2,741.7
Premiums......................................................          431.1               758.6              804.9
Net investment (loss) income:
   Investment (loss) income from
     derivative instruments...................................       (3,079.4)            7,302.1               86.6
   Other investment income....................................        2,098.9             1,751.9            2,567.1
                                                                -----------------  -----------------  -----------------
       Total net investment (loss) income.....................         (980.5)            9,054.0            2,653.7
Investment gains (losses), net:
   Total other-than-temporary impairment losses...............         (169.2)             (285.9)             (77.8)
   Portion of loss recognized in other
     comprehensive income.....................................            5.9                 -                  -
                                                                -----------------  -----------------  -----------------
       Net impairment losses recognized.......................         (163.3)             (285.9)             (77.8)
   Other investment gains (losses), net.......................          217.0               (52.6)              70.6
                                                                -----------------  -----------------  -----------------
         Total investment gains (losses), net.................           53.7              (338.5)              (7.2)
Commissions, fees and other income............................        3,385.2             4,549.0            5,173.7
(Decrease) increase in fair value of
   reinsurance contracts......................................       (2,565.9)            1,566.8                6.9
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        3,242.0            18,541.6           11,373.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,298.1             4,702.6            1,998.5
Interest credited to policyholders' account balances..........        1,004.3             1,065.3            1,065.2
Compensation and benefits.....................................        1,858.7             1,989.1            2,453.2
Commissions...................................................        1,033.0             1,437.1            1,744.2
Distribution plan payments....................................          207.6               274.4              335.1
Amortization of deferred sales commissions....................           54.9                79.1               95.5
Interest expense..............................................          107.8                51.5               58.2
Amortization of deferred policy acquisition costs.............          115.0             3,484.7            1,099.2
Capitalization of deferred policy acquisition costs...........         (975.3)           (1,394.1)          (1,719.3)
Rent expense..................................................          258.2               246.6              224.3
Amortization of other intangible assets.......................           24.1                23.7               23.2
Other operating costs and expenses............................        1,334.3             1,196.0            1,317.9
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,320.7            13,156.0            8,695.2
                                                                -----------------  -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF (LOSS) EARNINGS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED


                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
(Loss) earnings from continuing operations
   before income taxes........................................  $    (3,078.7)     $      5,385.6     $      2,678.5
Income tax benefit (expense)..................................        1,272.1            (1,690.5)            (752.5)
                                                                -----------------  -----------------  -----------------

(Loss) earnings from continuing operations,
   net of income taxes........................................       (1,806.6)            3,695.1            1,926.0
Earnings (loss) from discontinued operations,
   net of income taxes........................................            2.7                (4.8)               7.7
Gains on disposal of discontinued operations,
   net of income taxes........................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------

Net (loss) earnings...........................................       (1,803.9)            3,696.6            1,936.5
   Less: net earnings attributable to noncontrolling interest.         (358.9)             (470.0)            (702.9)
                                                                -----------------  -----------------  -----------------

Net (Loss) Earnings Attributable to AXA Equitable.............  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


Amounts attributable to AXA Equitable:
   (Loss) earnings from continuing operations,
     net of income taxes......................................  $    (2,165.5)     $      3,225.1     $      1,223.1
   Earnings (loss) from discontinued operations,
     net of income taxes......................................            2.7                (4.8)               7.7
   Gain on disposal of discontinued operations,
     net of income taxes......................................            -                   6.3                2.8
                                                                -----------------  -----------------  -----------------
Net (Loss) Earnings...........................................  $    (2,162.8)     $      3,226.6     $      1,233.6
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
EQUITY
AXA Equitable's equity:
   Common stock, at par value, beginning and end of year.......... $          2.5      $         2.5      $         2.5
                                                                   -----------------   ----------------   ----------------

   Capital in excess of par value, beginning of year..............        5,184.1            5,265.4            5,139.6
   Issuance of AllianceBernstein Units to noncontrolling interest.          (54.5)               -                  -
   Changes in capital in excess of par value......................          452.7              (81.3)             125.8
                                                                   -----------------   ----------------   ----------------
   Capital in excess of par value, end of year....................        5,582.3            5,184.1            5,265.4
                                                                   -----------------   ----------------   ----------------

   Retained earnings, beginning of year...........................        8,412.6            5,186.0            4,507.6
   Net (loss) earnings attributable to AXA Equitable..............       (2,162.8)           3,226.6            1,233.6
   Impact of implementing new accounting guidance,
     net of taxes.................................................           62.0                -                 44.8
   Dividends on common stock......................................            -                  -               (600.0)
                                                                   -----------------   ----------------   ----------------
   Retained earnings, end of year.................................        6,311.8            8,412.6            5,186.0
                                                                   -----------------   ----------------   ----------------

   Accumulated other comprehensive loss, beginning of year........       (2,235.6)            (267.9)            (167.3)
   Impact of implementing new accounting guidance,
     net of taxes ................................................          (62.0)               -                  -
   Other comprehensive income (loss) attributable to
     AXA Equitable................................................        1,261.9           (1,967.7)            (100.6)
                                                                   -----------------   ----------------   ----------------
   Accumulated other comprehensive loss, end of year..............       (1,035.7)          (2,235.6)            (267.9)
                                                                   -----------------   ----------------   ----------------

     TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR....................       10,860.9           11,363.6           10,186.0
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, beginning of year.....................        2,896.9            2,478.9            2,289.9
   Net earnings attributable to noncontrolling interest...........          358.9              470.0              702.9
   Other comprehensive income (loss)
     attributable to noncontrolling interest......................           66.2              (69.9)               9.8
   Issuance of AllianceBernstein Units to
     noncontrolling interest......................................           65.2               32.5               48.5
   Exercise of AB Put.............................................          135.0              495.5                -
   Dividends paid to noncontrolling interest......................         (319.4)            (562.6)            (751.6)
   Capital contributions..........................................            -                 12.8                -
   Other changes in noncontrolling interest.......................           66.7               39.7              179.4
                                                                   -----------------   ----------------   ----------------

   Noncontrolling interest, end of year...........................        3,269.5            2,896.9            2,478.9
                                                                   -----------------   ----------------   ----------------

TOTAL EQUITY, END OF YEAR......................................... $     14,130.4      $    14,260.5      $    12,664.9
                                                                   =================   ================   ================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                         2009               2008               2007
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net (loss) earnings............................................... $     (1,803.9)     $     3,696.6      $     1,936.5

Other comprehensive (loss) income, net of income taxes:
Change in unrealized gains (losses), net of
   reclassification adjustment....................................        1,331.2           (1,444.3)            (168.8)
Defined benefit plans:
   Net (loss) gain arising during year............................          (65.0)            (620.4)              38.8
   Prior service cost arising during year.........................            -                  -                  1.7
   Less: reclassification adjustment for:
     Amortization of net losses included in net periodic cost.....           64.6               30.8               41.2
     Amortization of net prior service credit
       included in net periodic cost..............................           (2.7)              (3.7)              (3.6)
     Amortization of net transition asset.........................            -                  -                  (.1)
                                                                   -----------------   ----------------   ----------------
       Other comprehensive (loss) income - defined benefit plans..           (3.1)            (593.3)              78.0
                                                                   -----------------   ----------------   ----------------

Comprehensive (loss) income.......................................         (475.8)           1,659.0            1,845.7
                                                                   -----------------   ----------------   ----------------

Comprehensive income attributable to noncontrolling interest......         (425.1)            (400.1)            (712.7)
                                                                   -----------------   ----------------   ----------------
Comprehensive (Loss) Income Attributable to AXA Equitable......... $       (900.9)     $     1,258.9      $     1,133.0
                                                                   =================   ================   ================






                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                       2009                2008               2007
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net (loss) earnings...........................................   $     (1,803.9)     $     3,696.6      $      1,936.5
Adjustments to reconcile net (loss) earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........          1,004.3            1,065.3             1,065.2
  Universal life and investment-type product
     policy fee income........................................         (2,918.4)          (2,951.7)           (2,741.7)
  Net change in broker-dealer and customer related
     receivables/payables.....................................         (1,353.0)             618.9                98.5
  Change in net investment income related to
     derivative instruments...................................          3,079.4           (7,302.1)              (86.6)
  Change in reinsurance recoverable with affiliate............          1,485.7           (6,351.5)                -
  Investment (gains) losses, net..............................            (53.7)             338.5                 7.2
  Change in segregated cash and securities, net...............          1,586.8             (202.6)             (360.3)
  Change in deferred policy acquisition costs.................           (860.3)           2,090.6              (620.1)
  Change in future policy benefits............................           (755.2)           2,398.0                95.4
  Change in income taxes payable..............................         (1,223.2)           1,135.0               532.9
  Change in fair value of guaranteed minimum income benefit
     reinsurance contracts....................................          2,565.9           (1,566.8)               (6.9)
  Amortization of deferred sales commissions..................             54.9               79.1                95.5
  Amortization of reinsurance cost............................            318.3               11.0                 -
  Other depreciation and amortization.........................            156.0              140.4               133.8
  Amortization of other intangible assets, net................             24.1               23.7                23.2
  Gains on disposal of discontinued operations................              -                 (6.3)               (2.8)
  Other, net..................................................            109.5             (123.4)              167.6
                                                                 -----------------   -----------------  -----------------

Net cash provided by (used in) operating activities...........          1,417.2           (6,907.3)              337.4
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments of fixed maturities and
     mortgage loans on real estate............................          2,058.2            1,727.5             2,143.1
  Sales of investments........................................          6,737.3              796.2             2,356.5
  Sale of AXA Equitable Life and Annuity......................              -                 60.8                 -
  Purchases of investments....................................         (8,994.8)          (2,106.8)           (3,525.3)
  Cash settlements related to derivative instruments..........         (2,564.6)           5,337.0               (98.3)
  Change in short-term investments............................            140.3               29.3               107.0
  Decrease in loans to affiliates.............................              1.1                -                 400.0
  Increase in loans to affiliates.............................           (250.0)               -                (650.0)
  Change in capitalized software, leasehold improvements
     and EDP equipment .......................................           (120.7)            (163.1)             (205.0)
  Other, net..................................................              9.4              155.2               (91.2)
                                                                 -----------------   -----------------  -----------------

Net cash (used in) provided by investing activities...........         (2,983.8)           5,836.1               436.8
                                                                 -----------------   -----------------  -----------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                    CONTINUED

                                                                      2009               2008               2007
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,394.9       $     4,384.5      $     4,102.1
    Withdrawals from and transfers to Separate Accounts.......       (2,160.9)           (2,602.8)          (3,831.7)
  Change in short-term financings.............................          (35.8)             (497.8)             199.0
  Increase in collateralized pledged liabilities..............          126.1               568.7                -
  Increase in collateralized pledged assets...................         (632.3)                -                  -
  Proceeds from loans from affiliates.........................            -               1,000.0                -
  Capital contribution........................................          438.9                 -                  -
  Shareholder dividends paid..................................            -                   -               (600.0)
  Other, net..................................................         (175.8)             (551.4)            (592.6)
                                                                -----------------  -----------------  -----------------

Net cash provided by (used in) financing activities...........          955.1             2,301.2             (723.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................         (611.5)            1,230.0               51.0
Cash and cash equivalents, beginning of year..................        2,403.2             1,173.2            1,122.2
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,791.7       $     2,403.2      $     1,173.2
                                                                =================  =================  =================

Supplemental cash flow information:
  Interest Paid...............................................   $       16.6       $        34.4      $        52.6
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $       43.8       $       257.3      $       178.1
                                                                =================  =================  =================




                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and, until August 1, 2008, its wholly owned life insurance subsidiary, AXA Equitable Life and Annuity Company ("AXA Life"). On August 1, 2008 AXA Equitable sold AXA Life to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of AXA Financial, for $60.8 million in cash, which approximated AXA Equitable's investment in AXA Life.

        Investment Management
        ---------------------

        The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investment services, servicing institutional clients including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, and affiliates such as AXA and certain of its insurance company subsidiaries, by means of separately-managed accounts, sub-advisory relationships, structured products, collective investments trusts, mutual funds, hedge funds and other investment vehicles, (b) retail services, servicing individual clients, primarily by means of retail mutual funds sponsored by AllianceBernstein or an affiliated company, sub-advisory relationships with mutual funds sponsored by third parties, separately-managed account programs servicing private clients, sponsored by financial intermediaries worldwide, and other investment vehicles, (c) private client services, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations, and other entities, by means of separately-managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) Bernstein research services by means of independent research, portfolio strategy, and brokerage-related services, and issuers of publicly-traded securities seeking equity capital markets services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"); Sanford C. Bernstein & Co. LLC ("SCB LLC"); Sanford C. Bernstein Limited ("SCBL"); and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc. (the "Bernstein Acquisition"). Following a two-year lockout period that ended October 2002, the former Bernstein shareholders were permitted to exercise the right to sell private limited partnership interests in AllianceBernstein L.P. (the "AllianceBernstein Units") that were acquired in the Bernstein Acquisition to AXA Financial or an affiliated company (the "AB Put"). In February 2007, AXA Financial purchased a tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AB Put at a purchase price of approximately $745.7 million and recorded additional goodwill of $392.8 million and other intangible assets of $209.5 million. After this purchase, AXA Financial Group's beneficial ownership in AllianceBernstein L.P. increased by approximately 3.0% to 63.3%. Through December 31, 2008, the Company acquired 32.7 million AllianceBernstein Units pursuant to the AB Put at the aggregate market price of $1,631.1 million and recorded additional goodwill of $733.8 million and other intangible assets of $251.7 million. On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners at a price of $18.349 per Unit pursuant to the final installment of the AB Put. As a result of this transaction, minority interest subject to redemption rights totaling $135.0 million were reclassified as noncontrolling interests in first quarter 2009.

        On March 30, 2009, AXA Bermuda sold 41.9 million AllianceBernstein Units to an affiliate of AXA. As a result of the sale, AXA Financial Group's consolidated economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

        In 2009, AllianceBernstein awarded 9.8 million restricted Holding Units in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding Units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. As a result, AXA Financial Group's and the Company's economic ownership of AllianceBernstein decreased to 44.8% and 35.9%, respectively. In 2009, as a result of the issuance of these restricted Holding Units, AXA Financial Group and the Company's Capital in excess of par value decreased by $92.5 million and $65.2 million, respectively, net of applicable taxes with respective increases in noncontrolling interests of $92.5 million and $65.2 million. On March 1, 2010, AllianceBernstein management announced their intention to make open-market purchases of up to 3.0 million Holding Units, from time to time and at their discretion, to help fund their incentive compensation award program's obligations.

        At December 31, 2009 and 2008, the Company's beneficial ownership in AllianceBernstein was approximately 35.9% and 37.4%, respectively. At December 31, 2009, AXA and its subsidiaries' beneficial ownership in AllianceBernstein was approximately 62.1%.


2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair statement of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        At December 31, 2009 and 2008, respectively, the Insurance Group's General Account held $1.0 million and $1.8 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities - Revised. At December 31, 2009 and 2008, respectively, as reported in the consolidated balance sheet, these investments included zero and $0.8 million of fixed maturities (collateralized debt and loan obligations) and $1.0 million and $1.0 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2009 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

        AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

        At December 31, 2009, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $60.3 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $0.1 million in and prospective investment management fees earned from these entities.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2009," "2008" and "2007" refer to the years ended December 31, 2009, 2008 and 2007, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

        Accounting Changes
        ------------------

        Effective January 1, 2009, the Company adopted the new guidance for presentation of noncontrolling interests in consolidated financial statements and was required to retrospectively conform all prior periods presented to:
           o recharacterize minority interests, previously classified within liabilities, as noncontrolling interests reported as a component of consolidated equity on the balance sheet, and to
           o include total income in net income, with separate disclosure on the face of the consolidated income statement of the attribution of income between controlling and noncontrolling interests.

        As a result, total equity at December 31, 2008 increased by $2,896.9 million, representing noncontrolling interest, and total liabilities at December 31, 2008 decreased by $2,896.9 million as a result of the elimination of minority interest. Additionally, for the year 2008 and 2007 respectively, (loss) earnings from continuing operations, net of income taxes increased by $470.0 million and $702.9 million and net earnings attributable to the noncontrolling interest increased by $470.0 million and $702.9 million.

        On a prospective basis, beginning January 1, 2009, this guidance required that increases and decreases in noncontrolling interests be accounted for as equity transactions with any difference between proceeds of a purchase or issuance of noncontrolling interests recognized as a change to the controlling entity's equity instead of current period gains/losses in the consolidated income statement. Only when the controlling entity loses control and deconsolidates a subsidiary will a gain or loss be recognized. The Emerging Issues Task Force ("EITF") subsequently issued related guidance to clarify that insurers would not be required to include majority owned investments when the ownership is through a Separate Account in the insurance company's evaluation of whether to consolidated such investments. This consensus is expected to be considered for finalization during the March 2010 EITF meeting.

        Effective January 1, 2009, the Company adopted new guidance for business combinations to be applied prospectively for all future acquisitions. While retaining the requirement to use purchase accounting for all business combinations, this guidance's new rules include the following:
          o The acquirer will recognize 100% of the fair values of acquired assets and assumed liabilities (with few exceptions) upon initially obtaining control of the target company, and any noncontrolling interest;
          o Contingent consideration will be included in the purchase price consideration on a fair value basis while transaction costs will be expensed as incurred; and
          o Costs expected to be incurred to effect a restructuring plan will be recognized as post-combination expenses.

        Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For Available for Sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

        The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings, as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in other comprehensive income ("OCI"). In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings.

        As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62.0 million at that date with a corresponding decrease to Accumulated other comprehensive income ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $115.5 equal to the amount of the cumulative effect adjustment, pre-DAC and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

        (Loss) earnings from continuing operations, net of income taxes, and Net
        (loss) earnings attributable to AXA Equitable for 2009 reflected increases of $5.9 million, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment (losses) gains, net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings, and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

        Effective April 1, 2009, the Company implemented additional guidance related to fair value measurements and disclosures when the volume and level of market activity for the asset or liability have significantly decreased in relation to normal market activity. This modification retains the "exit price" objective of fair value measurement and provides specific factors to consider for distinguishing distressed or forced transactions not determinative of fair value from orderly transactions between market participants under prevailing market conditions. Beginning in fourth quarter 2008, the Company concluded under previous guidance, that markets for certain commercial mortgage-backed securities ("CMBS") were inactive and, consequently, changed its methodology for measuring the fair value of the CMBS to minimize reliance on market trading activity and the pricing of isolated transactions. Implementation of the revised guidance did not have an impact on the Company's consolidated results of operations or financial position. At December 31, 2009 and 2008, the fair value of the Company's CMBS portfolio was $1,489.8 million and $1,674.7 million, respectively.

        Effective December 31, 2009, the Company implemented the FASB's amended guidance on Employers' Disclosures about Pension and Other Postretirement Benefits which required additional disclosures about plan assets, including more granular disclosure of asset classes, investment strategies and allocations, and measurements of fair value.

        Effective January 1, 2008, the Company implemented new guidance which established a single authoritative definition of fair value, set out a framework for measuring fair value, and required additional disclosures about fair value measurements. It applies only to fair value measurements that were already required or permitted under U.S. GAAP, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company's implementation of this guidance at January 1, 2008 required only a remeasurement of the fair value of the Guaranteed Minimum Income Benefit ("GMIB") reinsurance asset, resulting in an increase in net income of $68.8 million, related to an increase in the fair value of the GMIB reinsurance asset of $210.6 million, offset by increased DAC amortization of $104.7 million and increased Federal income taxes of $37.1 million. This increase in the GMIB reinsurance asset's fair value was due primarily to updates to the capital markets assumptions and risk margins, reflective of market participant assumptions required by the exit value model of this guidance.

        Effective January 1, 2008, new guidance permitted entities to elect to measure existing eligible financial assets and liabilities at fair value under the "fair value option." The objective was to provide entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. Management elected not to adopt the fair value option.

        On February 12, 2008, the FASB deferred the effective date of the fair value framework for one year for all non-financial assets and non-financial liabilities, including goodwill and other intangible assets, except for those items that are recognized or disclosed at fair value on a recurring basis (at least annually). This deferral delayed the application of this guidance to the Company's annual impairment testing of goodwill and other intangible assets until December 31, 2009. The adoption of this guidance did not have a significant impact on the methodologies, assumptions, or inputs used by the Company to measure fair value for these impairment assessments.

        Effective December 31, 2008, the Company adopted the new guidance for beneficial interests in securitized financial assets. This guidance conformed the other-than-temporary impairment assessment for interests in securitized financial assets to the model applicable to all other debt securities by permitting reasonable management judgment of the probability to collect all projected cash flows. Debt securities with amortized cost and fair values of approximately $1,631.1 million and $1,154.9 million, respectively at December 31, 2009 and $1,616.8 million and $1,156.3, respectively at December 31, 2008 were subject to this amendment. Adoption of this guidance had no impact on the Company's consolidated results of operations or financial position.

        On January 1, 2007, the Company adopted new guidance for accounting by insurance enterprises for deferred acquisition costs in connection with modifications or exchanges of insurance contracts. This guidance requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC") and other related balances must be written off. The adoption of this guidance did not have a material impact on AXA Financial Group's consolidated results of operations or financial position.

        New Accounting Pronouncements
        -----------------------------

        On June 12, 2009, the FASB issued new guidance that eliminates the concept of qualifying special-purpose entities ("QSPEs") and their exemption from consolidation in the financial statements of a transferor of financial assets. In addition, the new guidance modifies and clarifies the conditions for derecognition of transferred financial assets, including partial transfers and subsequent measurement of retained interests. Enhanced disclosure also is required about financial asset transfers and any continuing involvement of the transferor. For calendar-year consolidated financial statements, such as those of the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010. Management does not expect the implementation will have a material effect on the Company's consolidated financial statements.

        Also issued by the FASB on June 12, 2009 was new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, such as the Company, this new guidance is effective for interim and annual reporting periods beginning January 1, 2010; earlier application is prohibited. At the date of initial adoption, all existing consolidation conclusions are required to be recalculated under the new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein has a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements, with corresponding offsets to noncontrolling interest. However, on December 4, 2009, in response to concerns raised by the asset management industry, the FASB issued an amendment deferring the effective date of this guidance as would be applied to certain investment funds and for which many of Alliance Bernstein's VIEs likely will be eligible. Management is currently evaluating the impact this new guidance may have on the Company. The adoption of this guidance may require that a significant amount of assets, liabilities, revenues and expenses of certain VIEs in which the Company has a minimal financial ownership interest be included in its consolidated financial statements, with corresponding offsets to noncontrolling interest.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Insurance Department (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities classified as available for sale are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment (losses) gains, net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        The Company determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

        If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

        Mortgage loans on real estate are reported at their unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment (losses) gains, net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs, are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

        Equity securities, which include common stock, and non-redeemable preferred stock classified as available for sale securities, are carried at fair value and are included in other equity investments with changes in fair value reported in comprehensive income (loss).

        Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains and losses reported in Net earnings.

        Corporate owned life insurance ("COLI") is purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2009 and 2008, the carrying value of COLI was $720.2 million and $687.3 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

        Short-term investments are reported at amortized cost that approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

        All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company has issued and continues to offer certain variable annuity products with Guaranteed Minimum Death Benefit ("GMDB"), GMIB and Guaranteed Withdrawal Benefit For Life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits, in the event of elections, being higher than what accumulated policyholders account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

        A wide range of derivative contracts are used in these hedging programs, including exchange traded equity and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts and swaptions. For both GMDB and GMIB, the Company retains basis and most volatility risk and risk associated with actual versus expected assumptions for mortality, lapse, surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

        Reinsurance contracts covering GMIB exposure, as well as the GWBL features are considered derivatives for accounting purposes and, therefore, must be reported in the balance sheet at their fair value. GMIB reinsurance and GWBL features' fair values are reported in the consolidated balance sheets in Other assets and Future policy benefits and other policyholders liabilities, respectively. None of the derivatives used in these programs were designated as qualifying hedges under the guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income in the consolidated statements of earnings except those resulting from changes in the fair values of the embedded derivatives: the GWBL features are reported in Policyholder's benefits, and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

        In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB, and GWBL features, beginning in fourth quarter 2008 and continuing in 2009, the Company implemented hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities.

        Margins (or "spreads") on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses interest rate floors to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

        The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as Treasuries or those issued by government agencies. At December 31, 2009, the Company held $694.7 million in cash collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

        At December 31, 2009, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $266.4 million. At December 31, 2009, the Company had open exchange-traded futures positions on the 10-year and 30-year U.S. Treasury Note, having initial margin requirements of $59.5 million. At that same date, the Company had open exchange-trade future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $2.0 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2009 are exchange-traded and net settled daily in cash.

        Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

        Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2009, was $598.3 million, for which the Company had posted collateral of $632.3 million in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2009, the Company would not have been required to post any additional collateral to its counterparties.

        Net Investment (Loss) Income, Investment (Losses) Gains, Net and Unrealized Investment Gains (Losses)
        ----------------------------------------------------------------

        Net investment income and realized investment (losses) gains, net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment (losses) gains, net.

        Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income.

        Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Block's policyholders dividend obligation, DAC related to universal life policies, investment-type products and participating traditional life policies.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
          Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.
          Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

        At December 31, 2009, investments classified as Level 1 comprise approximately 74.0% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash and cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

        At December 31, 2009, investments classified as Level 2 comprise approximately 23.5% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

        Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2009, approximately $1,907.7 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2, including commercial mortgage obligations, for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

        As disclosed in Note 3, the net fair value of freestanding derivative positions is approximately $168.8 million at December 31, 2009, or approximately 11.4% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts is traded in the over-the-counter ("OTC") derivative market and is classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

        The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2.2 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at June 30, 2009.

        At December 31, 2009, investments classified as Level 3 comprise approximately 2.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2009 were approximately $365.2 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,706.9 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2009. Prior to fourth quarter 2008, pricing of the CMBS was sourced from a third-party service, whose process placed significant reliance on market trading activity. Beginning in fourth quarter 2008, the lack of sufficient observable trading data made it difficult, at best, to validate prices of CMBS below the senior AAA tranche. Consequently, the Company instead applied a risk-adjusted present value technique to the projected cash flows of these securities, as adjusted for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from the third party service. At December 31, 2009, the company continued to apply this methodology to measure the fair value of CMBS below the senior AAA tranche, having demonstrated ongoing insufficient frequency and volume of observable trading activity in these securities.

        Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect changes in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $44.8 million at December 31, 2009 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2009.

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2009 and 2008, no assets were measured at fair value on a non-recurring basis.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2009 and 2008.

        Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral if lower.

        Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

        The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

        Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract's total life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2009, the average gross short-term and long-term annual return estimate is 9.0% (6.9% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.9% net of product weighted average Separate Account fees) and 0% ((2.1%) net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2009, current projections of future average gross market returns assume a 0% annualized return for the next five quarters, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after eight quarters.

        At the end of each accounting period, the present value of estimated gross profits or assessments is updated based on historical and anticipated future experience. Due primarily to the significant reduction in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Account balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition test.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and General Account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2009, the average rate of assumed investment yields, excluding policy loans, was 6.23% grading to 5.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with GMDB and GWBL features and Guaranteed Minimum Accumulation Benefits ("GMAB"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        Deferred cost of reinsurance associated with the reinsurance of GMDB and GMIB riders is amortized over the life of the underlying annuity contracts based on assessments.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 2.25% to 9.98% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2009, participating policies, including those in the Closed Block, represent approximately 8.4% ($25.9 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

        The investment results of Separate Accounts, including unrealized (losses) gains, on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2009, 2008 and 2007, investment results of such Separate Accounts were gains (losses) of $15,464.7 million, $(33,912.8) million and $5,347.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        The Company reports the General Account's interests in Separate Accounts as Trading securities in the consolidated balance sheets.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of or shortfall compared to a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2009 was not impaired.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2009. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred. Based on the 2009 impairment testing performed as of December 31, 2009, management determined that goodwill was not impaired.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired. These intangible assets continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other intangible assets are tested for impairment quarterly. Management determined that other intangible assets were not impaired at December 31, 2009.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. At January 1, 2007, as a result of adopting guidance for accounting for uncertainty in income taxes, the Company recognized a $44.8 million positive cumulative-effect adjustment to the January 1, 2007 balance of Retained earnings to reflect a decrease in the amount of unrecognized tax benefits.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:
           o Management having the authority to approve the action commits the organization to a plan to sell the property.
           o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
           o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
           o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
           o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
           o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2009 were not significant.

3)     INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following table provides additional information for fixed maturities and equity securities classified as available for sale:

                 AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                              GROSS               GROSS
                                          AMORTIZED         UNREALIZED         UNREALIZED                             OTTI
                                            COST              GAINS              LOSSES          FAIR VALUE        IN AOCI (3)
                                      ------------------ -----------------  ------------------ ----------------  ---------------
                                                                              (IN MILLIONS)

DECEMBER 31, 2009:
------------------
Fixed Maturities:
    Corporate........................ $      19,437.7     $       991.5     $          235.1   $    20,194.1     $         .7
    U.S. Treasury, government
      and agency.....................         1,830.1              12.4                152.5         1,690.0              -
    States and political
      subdivisions...................           388.6               7.3                 14.2           381.7              -
    Foreign governments..............           270.4              32.0                   .1           302.3              -
    Commercial mortgage-backed.......         1,979.6               2.2                492.0         1,489.8              1.8
    Residential mortgage-backed(1)...         1,604.6              46.2                   .2         1,650.6              -
    Asset-backed(2)..................           278.2              10.9                 21.4           267.7              7.9
    Redeemable preferred stock.......         1,707.6               8.5                222.1         1,494.0              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------
      Total Fixed Maturities.........        27,496.8           1,111.0              1,137.6        27,470.2             10.4

Equity securities....................            43.9               9.7                  -              53.6              -
                                      ------------------ -----------------  ------------------ ----------------  ---------------

Total at December 31, 2009........... $      27,540.7     $     1,120.7     $        1,137.6   $    27,523.8     $       10.4
                                      ================== =================  ================== ================  ===============

December 31, 2008
-----------------
Fixed Maturities:
    Corporate........................ $      18,696.8     $       232.2     $        1,713.9   $    17,215.1
    U.S. Treasury, government
      and agency.....................         1,054.7             279.5                  -           1,334.2
    States and political
      subdivisions...................           181.5              12.0                  9.1           184.4
    Foreign governments..............           214.3              37.3                  5.6           246.0
    Commercial mortgage-backed.......         2,215.5               4.0                544.8         1,674.7
    Residential mortgage-backed(1)...         1,679.0              60.5                   .4         1,739.1
    Asset-backed(2)..................           348.3              12.1                 34.7           325.7
    Redeemable preferred stock.......         1,820.9               1.0                710.1         1,111.8
                                      ------------------ -----------------  ------------------ ----------------
      Total Fixed Maturities.........        26,211.0             638.6              3,018.6        23,831.0

Equity securities....................            31.7               -                    4.9            26.8
                                      ------------------ -----------------  ------------------ ----------------

Total at December 31, 2008........... $      26,242.7     $       638.6     $        3,023.5   $    23,857.8
                                      ================== =================  ================== ================

        (1) Includes publicly traded agency pass-through securities and collateralized mortgage obligations
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans
        (3) Amounts represent OTTI losses in AOCI, which were not included in earnings as a result of the adoption of new guidance on April 1, 2009.

        At December 31, 2009 and 2008, respectively, the Company had trading fixed maturities with an amortized cost of $114.6 million and $79.6 million and carrying values of $125.9 million and $76.2 million. Gross unrealized gains on trading fixed maturities were $12.3 million and $0.1 million and gross unrealized losses were $1.0 million and $3.5 million for 2009 and 2008, respectively.

        The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2009 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                        AVAILABLE FOR SALE
                                                                ------------------------------------
                                                                   AMORTIZED
                                                                      COST            FAIR VALUE
                                                                -----------------  -----------------
                                                                           (IN MILLIONS)

Due in one year or less.......................................   $       874.9      $       898.9
Due in years two through five.................................         8,840.9            9,275.7
Due in years six through ten..................................         7,875.1            8,093.2
Due after ten years...........................................         4,335.9            4,300.3
                                                                -----------------  -----------------
     Subtotal.................................................        21,926.8           22,568.1
Commercial mortgage-backed bonds.............................          1,979.6            1,489.8
Residential mortgage-backed bonds.............................         1,604.6            1,650.6
Asset-backed bonds............................................           278.2              267.7
                                                                -----------------  -----------------
Total.........................................................   $    25,789.2      $    25,976.2
                                                                =================  =================

        During 2009, the Company recognized OTTI of $171.3 million on AFS fixed maturities, comprised of $165.4 million credit losses recognized in earnings and $5.9 million non-credit losses recognized in OCI. An additional $3.1 million OTTI was recognized in earnings related to AFS fixed maturities that the Company intended to sell or expected to be required to sell prior to recovering their amortized cost. No OTTI was recognized on equity securities.

        The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.


                   FIXED MATURITIES - CREDIT LOSS IMPAIRMENTS
                                  (IN MILLIONS)

        Balance at March 31, 2009                                                                      $         -
        Cumulative adjustment related to implementing new guidance on April 1, 2009...............            (121.7)
        Impact of Consolidation of Wind-up Annuities business.....................................              (5.6)
        Previously recognized impairments on securities that matured, paid, prepaid or sold.......             147.2
        Previously recognized impairments on securities impaired to fair value this period (1)....               -
        Impairments recognized this period on securities not previously impaired..................            (143.3)
        Additional impairments this period on securities previously impaired......................             (22.1)
        Increases due to passage of time on previously recorded credit losses.....................               -
        Accretion of previously recognized impairments due to increases in expected cash flows....               -
                                                                                                      -----------------
        Balance at December 31, 2009..............................................................     $      (145.5)
                                                                                                      =================

        (1) Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

        Net unrealized investment gains (losses) on fixed maturities and equity securities classified as available-for-sale are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                             DECEMBER 31,       December 31,
                                                 2009               2008
                                           -----------------  ------------------
                                                      (IN MILLIONS)

      AFS Securities:
        Fixed maturities:
          With OTTI loss.................   $        (10.9)    $          -
          All other......................            (15.7)          (2,380.0)
        Equity securities................              9.7               (4.9)
                                           -----------------  ------------------
      Net Unrealized Losses..............   $        (16.9)    $     (2,384.9)
                                           =================  ==================

        Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net
        (loss) earnings for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

       NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                          AOCI
                                               NET                                                  DEFERRED             (LOSS)
                                           UNREALIZED                                                INCOME          RELATED TO NET
                                              GAINS                                                    TAX             UNREALIZED
                                           (LOSSES) ON                         POLICYHOLDERS       (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC            LIABILITIES           ASSET          GAINS (LOSSES)
                                         ----------------   ---------------   ----------------   ----------------   ----------------
                                                                                (IN MILLIONS)

Balance, January 1, 2009..............   $         -        $          -      $           -      $          -       $           -
Cumulative impact of implementing
  new guidance on April 1, 2009.......            (7.0)                 .8                -                 2.2                (4.0)
Net investment gains (losses)
  arising during the period...........           (21.4)                -                  -                 -                 (21.4)
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..            22.1                 -                  -                 -                  22.1
     Excluded from Net
       (loss) earnings (1)............            (4.6)                -                  -                 -                  (4.6)
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                   4.8                -                 -                   4.8
     Deferred income taxes............             -                   -                  -                 (.3)                (.3)
     Policyholders liabilities........             -                   -                  -                 -                   -
Impact of consolidation of Wind-up
  Annuities business..................             -                   -                  -                 -                   -
                                         ----------------   ---------------   ----------------   ----------------   ----------------
Balance, December 31, 2009............   $       (10.9)     $          5.6    $           -      $          1.9     $          (3.4)
                                         ================   ===============   ================   ================   ================

        (1) Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

           ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                                        AOCI
                                               NET                                                DEFERRED             (LOSS)
                                           UNREALIZED                                              INCOME          RELATED TO NET
                                              GAINS                                                  TAX             UNREALIZED
                                           (LOSSES) ON                        POLICYHOLDERS      (LIABILITY)         INVESTMENT
                                           INVESTMENTS           DAC           LIABILITIES          ASSET          GAINS (LOSSES)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
                                                                               (IN MILLIONS)

Balance January 1, 2009...............   $    (2,384.9)     $        553.6   $           -     $        681.3     $      (1,150.0)
Cumulative impact of implementing
  new guidance on April 1, 2009.......          (108.5)               19.2               -               31.2               (58.1)
Net investment gains (losses)
  arising during the period...........         2,657.4                 -                 -                -               2,657.4
Reclassification adjustment for
  OTTI (losses):
     Included in Net (loss) earnings..          (115.1)                -                 -                -                (115.1)
     Excluded from Net
       (loss) earnings (1)............             4.6                 -                 -                -                   4.6
Impact of net unrealized investment
  gains (losses) on:
     DAC..............................             -                (601.7)              -                -                (601.7)
     Deferred income taxes............             -                   -                 -             (715.0)             (715.0)
     Policyholders liabilities........             -                   -                 -                -                   -
Impact of consolidation of Wind-up
  Annuities business..................           (59.6)                -                 -                -                 (59.6)
                                         ----------------   ---------------  ----------------  ----------------   -----------------
Balance, December 31, 2009............   $        (6.1)     $        (28.9)  $           -     $         (2.5)    $         (37.5)
                                         ================   ===============  ================  ================   =================

        (1) Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings for securities with no prior OTTI loss.

        The following tables disclose the fair values and gross unrealized losses of the 744 issues at December 31, 2009 and 1,373 issues at December 31, 2008 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                                 DECEMBER 31, 2009
                            --------------------------------------------------------------------------------------------
                               LESS THAN 12 MONTHS (1)        12 MONTHS OR LONGER (1)                TOTAL
                            -----------------------------  ----------------------------  -------------------------------
                                                GROSS                         GROSS                          GROSS
                                             UNREALIZED                     UNREALIZED                     UNREALIZED
                              FAIR VALUE       LOSSES        FAIR VALUE       LOSSES       FAIR VALUE        LOSSES
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                   (IN MILLIONS)

  Fixed Maturities:
    Corporate.............. $     2,043.5  $      (53.9)   $    2,022.3   $     (181.2)  $     4,065.8   $     (235.1)
    U.S. Treasury,
      government and
      agency...............       1,591.7        (152.4)            -              -           1,591.7         (152.4)
    States and political
      subdivisions.........         209.7         (10.5)           23.5           (3.7)          233.2          (14.2)
    Foreign governments....          41.0           (.1)            5.1            -              46.1            (.1)
    Commercial
      mortgage-backed......          33.6         (15.7)        1,348.8         (476.2)        1,382.4         (491.9)
    Residential
      mortgage-backed......          54.1           (.1)            2.4            (.2)           56.5            (.3)
    Asset-backed...........          48.6          (8.5)           68.6          (12.9)          117.2          (21.4)
    Redeemable
      preferred stock......          51.2          (6.6)        1,283.3         (215.6)        1,334.5         (222.2)
                            -------------  --------------  ------------   -------------  -------------   ---------------
   Total                    $     4,073.4  $     (247.8)   $    4,754.0   $     (889.8)  $     8,827.4   $   (1,137.6)
                            =============  ==============  ============   =============  =============   ===============

        (1) The month count for aging of unrealized losses was reset back to historical unrealized loss month counts for securities impacted by the adoption of new guidance on April 1, 2009.

                                                                December 31, 2008
                           --------------------------------------------------------------------------------------------
                                Less Than 12 Months            12 Months or Longer                  Total
                           ------------------------------ -----------------------------  ------------------------------
                                              Gross                          Gross                          Gross
                                            Unrealized                     Unrealized                     Unrealized
                             Fair Value       Losses        Fair Value       Losses       Fair Value        Losses
                            -------------  --------------  ------------   -------------  -------------   ---------------
                                                                  (In Millions)

Fixed Maturities:
  Corporate..............   $     8,475.3  $     (985.0)   $    3,489.6   $     (728.9)  $   11,964.9    $   (1,713.9)
  U.S. Treasury,
    government and
    agency...............             -             -               -              -              -               -
  States and political
    subdivisions.........            52.2          (6.6)           17.7           (2.5)          69.9            (9.1)
  Foreign governments....            70.0          (5.6)            -              -             70.0            (5.6)
  Commercial mortgage-
     backed..............           308.7         (19.4)        1,342.5         (525.4)       1,651.2          (544.8)
  Residential mortgage-
     backed..............              .1           -               3.7            (.5)           3.8             (.5)
  Asset-backed...........            71.1          (6.7)           63.5          (28.0)         134.6           (34.7)
  Redeemable
    preferred stock......           510.0        (343.5)          521.8         (366.6)       1,031.8          (710.1)
                            -------------  --------------  ------------   -------------  -------------   ---------------

Total                       $     9,487.4  $   (1,366.8)   $    5,438.8   $   (1,651.9)  $   14,926.2    $   (3,018.7)
                            =============  ==============  ============   =============  =============  ================

        The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The

        Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.39% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2009 and 2008 were $149.8 million and $207.9 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2009 and 2008, respectively, approximately $2,211.7 million and $900.4 million, or 8.0% and 3.5%, of the $27,496.8 million and $26,211.0 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455.9 million and $214.2 million at December 31, 2009 and 2008, respectively.

        The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2009, the Company owned $37.0 million in RMBS backed by subprime residential mortgage loans, and $23.0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

        At December 31, 2009, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $20.6 million.

        For 2009, 2008 and 2007, respectively, investment income is shown net of investment expenses of $77.5 million, $101.3 million and $272.5 million.

        At December 31, 2009 and 2008, respectively, the Company's trading account securities had amortized costs of $331.7 million and $514.5 million and fair values of $484.6 million and $322.7 million. At December 31, 2009 and 2008, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $37.6 million and $38.5 million and costs of $34.9 million and $43.9 million as well as other equity securities with carrying values of $53.6 million and $26.8 million and costs of $43.9 million and $31.7 million.

        In 2009, 2008 and 2007, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $133.1 million, $(387.8) million and $35.6 million, respectively, were included in Net investment income in the consolidated statements of earnings.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to zero at December 31, 2009 and 2008, respectively. Gross interest income on these loans included in net investment income totaled zero, zero and $3.9 million in 2009, 2008 and 2007, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans was $3.3 million in 2007; there were no such amounts in 2009 and 2008.

        During 2009, 2008 and 2007, respectively, the Company's average recorded investment in impaired mortgage loans was $0.1 million, $7.4 million and $49.1 million. Interest income recognized on these impaired mortgage loans totaled $0.6 million and $4.5 million for 2008 and 2007, respectively; there was no such amount in 2009.

        At December 31, 2009 and 2008, respectively, there were no mortgage loans on real estate that had been classified as nonaccrual loans.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2009 and 2008, respectively, the Company owned no real estate acquired in satisfaction of debt. During 2009, 2008 and 2007 no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was zero and $189.8 million at December 31, 2009 and 2008, respectively. Depreciation expense on real estate totaled $9.2 million, $12.8 million and $14.2 million for 2009, 2008 and 2007, respectively.

        Valuation Allowances for Mortgage Loans and Equity Real Estate
        --------------------------------------------------------------

        There were no investment valuation allowances for mortgage loans and equity real estate at December 31, 2009. Investment valuation allowances for mortgage loans and equity real estate at December 31, 2008 and 2007 follows:

                                                     2008            2007
                                                -------------    -------------
                                                         (IN MILLIONS)

        Balances, beginning of year..........    $   1.4          $  21.0
        Additions charged to income..........        -               20.9
        Deductions for writedowns and
          asset dispositions.................       (1.4)           (40.5)
                                                -------------    -------------
        Balances, End of Year................    $   -            $   1.4
                                                =============    =============

        Balances, end of year comprise:
          Mortgage loans on real estate......    $   -            $   1.4
                                                -------------    -------------
        Total................................    $   -            $   1.4
                                                =============    =============

        Equity Method Investments
        -------------------------

        Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,308.4 million and $1,414.6 million, respectively, at December 31, 2009 and 2008. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $90.6 million and $48.3 million, respectively, at December 31, 2009 and 2008. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(77.6) million, $(58.1) million and $237.1 million, respectively, for 2009, 2008 and 2007.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (3 and 4 individual ventures at

        December 31, 2009 and 2008, respectively) and the Company's carrying value and equity in net (loss) earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost......................    $      546.6       $      318.2
        Investments in securities, generally at fair value...................            33.9               47.3
        Cash and cash equivalents............................................            20.6                7.8
        Other assets.........................................................              .8                8.7
                                                                                ----------------   -----------------
        Total Assets.........................................................    $      601.9       $      382.0
                                                                                ================   =================

        Borrowed funds - third party.........................................    $      309.5       $      190.3
        Other liabilities....................................................            15.1                3.1
                                                                                ----------------   -----------------
        Total liabilities....................................................           324.6              193.4
                                                                                ----------------   -----------------

        Partners' capital....................................................           277.3              188.6
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital..............................    $      601.9       $      382.0
                                                                                ================   =================

        The Company's Carrying Value in Those Entities Included Above........    $      155.4       $      110.6
                                                                                ================   =================


                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............. $        30.3       $       59.9       $       77.5
        Net revenues of other limited partnership interests.           (5.4)               -                 15.3
        Interest expense - third party......................          (6.8)             (14.1)             (18.2)
        Other expenses......................................         (17.4)             (37.3)             (43.8)
                                                            -----------------   ----------------   -----------------
        Net Earnings........................................ $          .7       $        8.5       $       30.8
                                                            =================   ================   =================

        The Company's Equity in Net (Loss) Earnings of
          Those Entities Included Above.....................$         (2.4)     $        12.3       $       24.6
                                                            =================   ================   =================

        Derivatives
        -----------

        The table below presents quantitative disclosures about the Company's derivative instruments at December 31, 2009, including those embedded in other contracts though required to be accounted for as derivative instruments.

                       DERIVATIVE INSTRUMENTS BY CATEGORY
                   AT OR FOR THE YEAR ENDED DECEMBER 31, 2009

                                                              FAIR VALUE             GAINS (LOSSES)
                                                     -----------------------------    REPORTED IN
                                          NOTIONAL       ASSET         LIABILITY       NET (LOSS)
                                           AMOUNT      DERIVATIVES    DERIVATIVES       EARNINGS
                                         ----------  --------------  -------------   --------------
                                                     (IN MILLIONS)

FREESTANDING DERIVATIVES:
Equity contracts(1):
   Futures.........................      $  3,399.4  $       -         $     -       $  (1,141.5)
   Swaps...........................           801.0           .8            19.1          (270.7)
   Options.........................        11,650.0        920.1         1,138.6          (817.6)

Interest rate contracts (1):
   Floors..........................        15,000.0        299.6             -            (128.2)
   Swaps...........................         2,100.0         86.2            24.8          (178.4)
   Futures.........................         3,790.9          -               -            (526.1)
   Swaptions.......................         1,200.0         44.6             -             (16.9)

Other freestanding contracts (2):..             -            -               -               -
                                                                                      ------------
   NET INVESTMENT LOSS                                                                  (3,079.4)
                                                                                      ------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts(2)......             -        2,255.8             -          (2,565.9)

GWBL features (3)..................             -            -              54.9           217.7

                                         ----------  --------------  -------------   --------------
Balances, Dec. 31, 2009............      $ 37,941.3  $   3,607.1       $ 1,237.4     $  (5,427.9)
                                         ==========  ==============  =============   ==============

        (1) Reported in Other invested assets in the consolidated balance sheets.
        (2) Reported in Other assets in the consolidated balance sheets.
        (3) Reported in Future policy benefits and other policyholder liabilities.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to AllianceBernstein totaled $3,410.5 million and $3,413.8 million at December 31, 2009 and 2008, respectively. The Company tests this goodwill for recoverability each annual reporting period at December 31 and at interim periods if facts or circumstances are indicative of potential impairment. In accordance with the accounting guidance, the Company determined that goodwill was not impaired at December 31, 2009 and 2008 as the fair value of its investment in AllianceBernstein, the reporting unit, exceeded its carrying value at each respective measurement date.

        The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its AllianceBernstein reporting unit for purpose of goodwill impairment testing. The estimated fair value is determined using a discounted cash flow valuation technique consisting of applying business growth rate assumptions over the estimated life of the goodwill asset and then discounting the resulting expected cash flows to arrive at a present value amount that approximates fair value. In these tests, the discounted expected cash flow model uses AllianceBernstein's current business plan, which factors in current market conditions and all material events that have impacted, or that management believes at the time could potentially impact, future expected cash flows for the first four years and a compounded annual growth rate thereafter. The resulting amount, net of noncontrolling interest, was tax-effected to reflect taxes incurred at the Company level. At December 31, 2009, the impairment test indicated that goodwill was not impaired.

        The gross carrying amount of AllianceBernstein related intangible assets were $555.4 million and $553.8 million at December 31, 2009 and 2008, respectively and the accumulated amortization of these intangible assets were $289.4 million and $265.3 million at December 31, 2009 and 2008, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24.1 million, $23.7 million and $23.5 million for 2009, 2008 and 2007, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $22.0 million. AllianceBernstein tests intangible assets for impairment quarterly by comparing their fair value, as determined by applying a present value technique to expected cash flows, to their carrying value. Each quarter, significant assumptions used to estimate the expected cash flows from these intangible assets, primarily investment management contracts, are updated to reflect management's consideration of current market conditions on expectations made with respect to customer account attrition and asset growth rates. As of December 31, 2009, AllianceBernstein determined that these intangible assets were not impaired.

        At December 31, 2009 and 2008, respectively, net deferred sales commissions totaled $90.2 million and $113.5 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2009 net asset balance for each of the next five years is $41.2 million, $24.7 million, $15.2 million, $7.9 million and $1.1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2009, AllianceBernstein determined that the deferred sales commission asset was not impaired.

        To the extent that securities valuations remain depressed for prolonged periods of time and market conditions stagnate or worsen as a result of the global financial crisis, AllianceBernstein's assets under management, revenues, profitability, and unit price likely would be adversely affected. As a result, more frequent impairment testing may be required and potentially could result in an impairment of the goodwill, intangible assets, and/or deferred sales commission asset attributable to AllianceBernstein. In addition, subsequent impairment testing may be based upon different assumptions and future cash flow projections than used at December 31, 2009 as management's current business plan could be negatively impacted by other risks to which AllianceBernstein's business is subject, including, but not limited to, retention of investment management contracts, selling and distribution agreements, and existing relationships with clients and various financial intermediaries. Any impairment would reduce the recorded goodwill, intangible assets, and/or deferred sales commission asset amounts with a corresponding charge to earnings.

5)      CLOSED BLOCK

        Summarized financial information for the Closed Block is as follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                    2009             2008
                                                                               -------------    -------------
                                                                                       (IN MILLIONS)

        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....  $   8,411.7      $   8,544.8
        Other liabilities....................................................         69.8             71.3
                                                                               -------------    -------------
        Total Closed Block liabilities.......................................      8,481.5          8,616.1
                                                                               -------------    -------------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at fair value (amortized
           cost of $5,575.5 and $5,517.6)....................................      5,631.2          5,041.5
        Mortgage loans on real estate........................................      1,028.5          1,107.1
        Policy loans.........................................................      1,157.5          1,180.3
        Cash and other invested assets.......................................         68.2            104.2
        Other assets.........................................................        264.1            472.4
                                                                               -------------    -------------
        Total assets designated to the Closed Block..........................      8,149.5          7,905.5
                                                                               -------------    -------------

        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................        332.0            710.6

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains (losses), net of deferred
             income tax (expense) benefit of $(23.4) and $166.4..............         43.6           (309.2)
                                                                               -------------    -------------

        Maximum Future Earnings To Be Recognized From
           Closed Block Assets and Liabilities...............................  $     375.6      $     401.4
                                                                               =============    =============

        Closed Block revenues and expenses were as follows:

                                                                   2009           2008           2007
                                                              -------------  -------------  -------------
                                                                           (IN MILLIONS)

        REVENUES:
        Premiums and other income............................ $      381.9   $     392.6    $     409.6
        Investment income (net of investment
           expenses of $.1, $1.1, and $.2)...................        481.6         496.0          501.8
        Investment (losses) gains, net:
            Total OTTI losses................................        (10.0)        (45.8)          (3.0)
            Portion of loss recognized in
              other comprehensive income.....................           .2           -              -
                                                              -------------  -------------  -------------
            Net impairment losses recognized.................         (9.8)        (45.8)          (3.0)
            Other investment gains (losses), net.............           .4          (1.7)          10.9
                                                              -------------  -------------  -------------
                Total investment (losses) gains, net.........         (9.4)        (47.5)           7.9
                                                              -------------  -------------  -------------
        Total revenues.......................................        854.1         841.1          919.3
                                                              -------------  -------------  -------------

        BENEFITS AND OTHER DEDUCTIONS:
        Policyholders' benefits and dividends................        811.7         818.7          828.2
        Other operating costs and expenses...................          2.6           7.4            2.7
                                                              -------------  -------------  -------------
        Total benefits and other deductions..................        814.3         826.1          830.9
                                                              -------------  -------------  -------------

        Net revenues before income taxes.....................         39.8          15.0           88.4
        Income tax expense...................................        (14.0)         (5.2)         (31.0)
                                                              -------------  -------------  -------------
        Net Revenues......................................... $       25.8   $       9.8    $      57.4
                                                              =============  =============  =============

        The balance for policyholder dividend obligation for both December 31, 2009 and December 31, 2008 was zero.

        During 2009, 2008 and 2007, the Closed Block's average recorded investment in impaired mortgage loans were zero, $0.4 million and $36.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled zero, zero and $3.9 million for 2009, 2008 and 2007, respectively.

        There were no valuation allowances on mortgage loans at December 31, 2009 and 2008. Writedowns of fixed maturities were $9.8 million, $45.8 million and $3.0 million for 2009, 2008 and 2007, respectively.


6)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                               DECEMBER 31,
                                                          ----------------------
                                                              2009        2008
                                                          ----------- ----------
                                                               (IN MILLIONS)

        Balance, beginning of year....................... $   807.9   $ 754.2
        Contractholder bonus interest credits deferred ..      60.6     137.6
        Amortization charged to income ..................     (73.6)    (83.9)
                                                          ----------- ----------
        Balance, End of Year ............................ $   794.9   $ 807.9
                                                          =========== ==========

7)      FAIR VALUE DISCLOSURES

        Assets and liabilities measured at fair value on a recurring basis are summarized below as of the dates indicated:

                  FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2009

                                                 LEVEL 1          LEVEL 2         LEVEL 3           TOTAL
                                             -------------    -------------   -------------    -------------
                                                                     (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
    Corporate.........................       $       -        $   19,728.5    $      465.6     $  20,194.1
    U.S. Treasury, government
       and agency.....................               -             1,690.0             -           1,690.0
    States and political subdivisions.               -               334.3            47.4           381.7
    Foreign governments...............               -               281.6            20.7           302.3
    Commercial mortgage-backed(1).....               -                 -           1,489.8         1,489.8
    Residential mortgage-backed(1)....               -             1,650.6             -           1,650.6
    Asset-backed(2)...................               -                50.6           217.1           267.7
    Redeemable preferred stock........             190.6           1,291.0            12.4         1,494.0
                                             -------------    -------------   -------------    -------------
       Subtotal.......................             190.6          25,026.6         2,253.0        27,470.2
                                             -------------    -------------   -------------    -------------
 Other equity investments.............              90.3               -                .9            91.2
 Trading securities...................             423.0              60.9              .7           484.6
 Other invested assets................               -               (36.3)          299.6           263.3
Cash equivalents......................           1,366.5               -               -           1,366.5
Segregated securities.................               -               985.7             -             985.7
GMIB reinsurance contracts............               -                 -           2,255.8         2,255.8
Separate Accounts' assets.............          82,102.3           1,684.5           229.7        84,016.5
                                             -------------    -------------   -------------    -------------
    Total Assets......................       $  84,172.7      $   27,721.4    $    5,039.7     $ 116,933.8
                                             =============    =============   =============    =============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $       54.9     $      54.9
                                             -------------    -------------   -------------    -------------
    Total Liabilities.................       $       -        $        -      $       54.9     $      54.9
                                             =============    =============   =============    =============

        (1) Includes publicly traded agency pass-through securities and collateralized obligations.
        (2) Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                  Fair Value Measurements at December 31, 2008

                                                Level 1          Level 2         Level 3            Total
                                             -------------    -------------   -------------    --------------
                                                                     (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale       $     149.9      $   21,256.7    $    2,424.4     $   23,831.0
  Other equity investments............              63.4               -               2.0             65.4
  Trading securities..................             322.6               -                .1            322.7
  Other invested assets...............              31.1             419.0           547.0            997.1
Loans to affiliates...................               -               588.3             -              588.3
Cash equivalents......................           1,832.3               -               -            1,832.3
Segregated securities.................               -             2,572.6             -            2,572.6
GMIB reinsurance contracts............               -                 -           4,821.7          4,821.7
Separate Accounts' assets.............          66,044.4           1,248.3           334.3         67,627.0
                                             -------------    -------------   -------------    --------------
    Total Assets......................       $  68,443.7      $   26,084.9    $    8,129.5     $  102,658.1
                                             =============    =============   =============    ==============

LIABILITIES
GWBL features' liability..............       $       -        $        -      $      272.6     $      272.6
                                             -------------    -------------   -------------    --------------
    Total Liabilities.................       $       -        $        -      $      272.6     $      272.6
                                             =============    =============   =============    ==============

        The table below presents a reconciliation for all Level 3 assets at December 31, 2009 and 2008, respectively:

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                                   U.S.                   STATE AND
                                                TREASURY,                 POLITICAL     COMMERCIAL     RESIDENTIAL
                                                GOVT AND     FOREIGN         SUB-        MORTGAGE-      MORTGAGE-       ASSET-
                                   CORPORATE     AGENCY       GOVTS       DIVISIONS       BACKED          BACKED        BACKED
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, January 1, 2009........   $   411.1    $   -        $   64.0     $   55.4      $  1,587.3     $       -      $ 304.1
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income.......         1.9        -             -            -               3.1             -         (1.7)
    Investment (losses), net....       (40.4)       -             -            -             (23.8)            -        (19.6)
    (Decrease) increase in
     the fair value of the
     reinsurance contracts......         -          -             -            -               -               -          -
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
      Subtotal..................       (38.5)       -             -            -             (20.7)            -        (21.3)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
   Other comprehensive
    income (loss)...............        13.9        -             2.5         (7.2)           49.1             -         20.3
Purchases/issuances.............       107.1        -             1.0          -               -               -          -
Sales/settlements...............       (41.5)       -             (.2)         (.8)         (127.3)            -        (47.9)
Transfers into/out of
 Level 3 (2)....................        13.5        -           (46.6)         -               1.4             -        (38.1)
                                  -----------  ----------   ----------   -----------   ------------   -------------   ---------
Balance, Dec. 31, 2009..........   $   465.6    $   -        $   20.7     $   47.4      $  1,489.8     $       -      $ 217.1
                                  ===========  ==========   ==========   ===========   ============   =============   ==========

        (1) Includes Trading Securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                    REDEEMABLE        OTHER            OTHER             GMIB         SEPARATE          GWBL
                                     PREFERRED        EQUITY          INVESTED       REINSURANCE      ACCOUNTS        FEATURES
                                      STOCK        INVESTMENTS(1)      ASSETS           ASSET          ASSETS        LIABILITY
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, January 1, 2009......... $         2.5   $          2.1    $       547.0   $     4,821.7   $     334.3    $       272.6
Total gains (losses), realized
 and unrealized, included in:
   Earnings as:
    Net investment income....               -                -             (357.2)            -             -                -
    Investment (losses), net.             (45.1)             -                -               -           (94.8)             -
    (Decrease) increase in
     the fair value of the
     reinsurance contracts...               -                -                -          (2,746.3)          -                -
    Policyholders' benefits..               -                -                -               -             -             (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
      Subtotal...............             (45.1)             -             (357.2)       (2,746.3)        (94.8)          (229.6)
                                  --------------  ----------------  -------------   --------------  -------------  --------------
   Other comprehensive
    income (loss)............              34.1              -                -               -             -                -
Purchases/issuances..........                                                 -             180.4           1.2             11.9
Sales/settlements............               -               (1.2)           109.8             -            (7.3)             -
Transfers into/out of
 Level 3 (2).................              20.9               .7              -               -            (3.7)             -
                                  --------------  ----------------  -------------   --------------  -------------  --------------
Balance, Dec. 31, 2009.......     $        12.4   $          1.6    $       299.6   $     2,255.8   $     229.7    $        54.9
                                  ==============  ================  =============   ==============  =============  ==============

        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                               LEVEL 3 INSTRUMENTS
                             FAIR VALUE MEASUREMENTS
                                  (IN MILLIONS)

                                       Fixed
                                     Maturities        Other           Other           GMIB           Separate       GWBL
                                     Available         Equity         Invested      Reinsurance       Accounts      Features
                                      For Sale     Investments(1)      Assets          Asset           Assets      Liability
                                   ------------   ---------------    ----------    -------------    -----------   ----------

Balance, Dec. 31, 2007..........   $   2,503.4    $       3.0        $    160.9    $    124.7       $      40.8   $    -
 Impact of adopting fair value
   guidance, included in
   earnings .................              -              -                 -           210.6               -          -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Jan. 1, 2008........          2,503.4            3.0             160.9         335.3              40.8        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
 Total gains (losses), realized
  and unrealized, included in:
    Earnings as:
     Net investment income...              3.3            -               359.3           -                 -          -
     Investment (losses)
      gains, net.............           (144.5)          (1.1)              -             -               (17.4)       -
     Commissions, fees and
      other income...........              -              -                 -         3,571.2               -          -
     Policyholders' benefits.              -              -                 -             -                 -        265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
           Subtotal..........           (141.2)          (1.1)            359.3       3,571.2             (17.4)     265.2
                                   ------------   ---------------    ----------    -------------    -----------   ----------
     Other comprehensive
       (loss) income.........           (384.6)            .6               -             -                 -          -
 Purchases/issuances and
  sales/settlements, net.....            (85.6)           (.4)             26.8         915.2             248.6        7.4
 Transfers into/out of
  Level 3(2).................            532.4            -                 -             -                62.3        -
                                   ------------   ---------------    ----------    -------------    -----------   ----------
Balance, Dec. 31, 2008.......      $   2,424.4    $       2.1        $    547.0    $  4,821.7       $     334.3   $  272.6
                                   ============   ===============    ==========    =============    ===========   ==========


        (1) Includes Trading securities' Level 3 amount.
        (2) Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

        The table below details changes in unrealized gains (losses) for 2009 and 2008 by category for Level 3 assets still held at December 31, 2009 and 2008, respectively:

                                                              EARNINGS
                                         ----------------------------------------------------
                                                          INVESTMENT        CHANGE IN
                                              NET            GAINS        FAIR VALUE OF                         POLICY-
                                          INVESTMENT       (LOSSES),       REINSURANCE                          HOLDERS'
                                            INCOME            NET           CONTRACTS            OCI            BENEFITS
                                         ------------    ------------    --------------     -------------    --------------
                                                                          (IN MILLIONS)
Level 3 Instruments
Full Year 2009
Still Held at December 31, 2009:
   Change in unrealized gains
   or losses
     Fixed maturities,
      available-for-sale:
        Corporate....................    $      -        $      -        $       -          $      (2.2)     $       -
        U.S. Treasury, government
          and agency.................           -               -                -                  -                -
        State and political
          subdivisions...............           -               -                -                 (7.3)             -
        Foreign governments..........           -               -                -                  2.5              -
        Commercial
          mortgage-backed............           -               -                -                 36.8              -
        Residential
          mortgage-backed............           -               -                -                  -                -
        Asset-backed.................           -               -                -                  7.1              -
        Redeemable preferred stock...           -               -                -                 34.1              -
                                         ------------    ------------    --------------     -------------    --------------
            Subtotal.................           -               -                -                 71.0              -
     Equity securities,
        available for sale...........           -               -                -                  -                -
     Other equity investments........           -               -                -                  0.2              -
     Other invested assets...........        (247.4)            -                -                  -                -
     Cash equivalents................           -               -                -                  -                -
     Segregated securities...........           -               -                -                  -                -
     GMIB reinsurance contracts......           -               -           (2,565.9)               -                -
     Separate Accounts' assets.......           -             (95.5)             -                  -                -
     GWBL features' liability........           -               -                -                  -              217.7
                                         ------------    ------------    --------------     -------------    --------------
         Total.......................    $   (247.4)     $    (95.5)     $  (2,565.9)       $      71.2      $     217.7
                                         ============    ============    ==============     =============    ==============

                                                               Earnings
                                              -------------------------------------------
                                                                              Change in
                                                  Net         Investment    Fair Value of                    Policy-
                                              Investment        Gains        Reinsurance                     holders'
                                                Income      (Losses), Net     Contracts          OCI         Benefits
                                              ----------    -------------   -------------    -----------    -----------
                                                                            (In Millions)
Full Year 2008
Still Held at December 31, 2008:
   Change in unrealized gains or losses
     Fixed maturities, available
       for sale....................           $       -     $        -      $        -      $     (394.1)   $        -
     Other equity investments......                   -              -               -                .6             -
     Other invested assets.........                 386.1            -               -               -               -
     Cash equivalents..............                   -              -               -               -               -
     Segregated securities.........                   -              -               -               -               -
     GMIB reinsurance contracts....                   -              -           3,571.2             -               -
     Separate Accounts' assets.....                   -            (16.6)            -               -               -
     GWBL features' liability......                   -              -               -               -             265.2
                                              -----------   -------------   ------------    -------------   ------------
       Total.......................           $     386.1   $      (16.6)   $    3,571.2    $     (393.5)   $      265.2
                                              ===========   =============   ============    =============   ============

        Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an other-than-temporary impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2009 and 2008, no assets were required to be measured at fair value on a non-recurring basis.

        The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 6, 11 and 17 are presented below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2009                               2008
                                                ---------------------------------  ---------------------------------
                                                   CARRYING           FAIR            Carrying            Fair
                                                    VALUE             VALUE            Value             Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        -------------
          Mortgage loans on real estate......... $    3,554.8     $     3,547.4     $     3,673.9     $    3,624.5
          Other limited partnership interests...      1,308.4           1,308.4           1,414.6          1,414.6
          Policyholders liabilities:
            Investment contracts................      2,721.0           2,729.4           3,072.9          3,162.5
            Loans to Affiliates.................      1,048.3           1,077.2             588.3            588.3
          Long-term debt........................        199.9             226.0             199.9            190.8

        Closed Blocks:
        --------------
          Mortgage loans on real estate......... $    1,028.5     $     1,021.2     $     1,107.1     $    1,102.6
          Other equity investments..............          1.5               1.5               2.7              2.7
          SCNILC liability......................          7.6               7.6               8.6              8.6

        Wind-up Annuities(1):
        ---------------------
          Mortgage loans on real estate......... $        -       $         -       $         1.2     $        1.3
          Other equity investments..............          -                 -                 1.3              1.3
          Guaranteed interest contracts.........          -                 -                 5.5              6.2

        (1) At December 31, 2009, the remaining assets and liabilities of the group non-participating wind-up annuity line of business ("Wind-up Annuities") were consolidated into the Company's consolidated balance sheet on a line by line basis. At December 31, 2009 Wind-up Annuities had mortgage loans on real estate with a carrying value of $150.4 million and fair value of $156.4 million; other equity investment, with a carrying value and fair value of $1.3 million and guaranteed interest contracts with a carrying value of $5.4 million and a fair value of $5.6 million.

8)      GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB, GMIB and GWBL
           ------------------------------------------------

        The Company has certain variable annuity contracts with GMDB, GMIB, and/or GWBL features in-force that guarantee one of the following:

          o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

          o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

          o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

          o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or annual reset; or

          o Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2007.........................  $       163.7      $         228.3    $         392.0
          Paid guarantee benefits..........................          (30.6)                (2.7)             (33.3)
          Other changes in reserve.........................          120.0                 84.3              204.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2007.......................          253.1                309.9              563.0
          Paid guarantee benefits..........................          (72.8)                (8.2)             (81.0)
          Other changes in reserve.........................          800.6              1,678.2            2,478.8
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2008.......................          980.9              1,979.9            2,960.8
          Paid guarantee benefits..........................         (249.1)               (57.6)            (306.7)
          Other changes in reserve.........................          354.7               (309.4)              45.3
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2009.......................  $     1,086.5      $       1,612.9    $       2,699.4
                                                            =================   ================   =================

        Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            -----------------
                                                             (IN MILLIONS)

        Balance at January 1, 2007.........................  $        23.6
          Paid guarantee benefits ceded....................           (7.6)
          Other changes in reserve.........................           11.5
                                                            -----------------
        Balance at December 31, 2007.......................           27.5
          Paid guarantee benefits..........................           (7.1)
          Other changes in reserve.........................          306.9
                                                            -----------------
        Balance at December 31, 2008.......................          327.3
          Paid guarantee benefits..........................          (86.6)
          Other changes in reserve.........................          164.3
                                                            -----------------
        Balance at December 31, 2009.......................  $       405.0
                                                            =================

        The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

        The December 31, 2009 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                     RETURN
                                                       OF
                                                     PREMIUM        RATCHET        ROLL-UP         COMBO             TOTAL
                                                 --------------  ------------   -------------   --------------   --------------
                                                                             (DOLLARS IN MILLIONS)
        GMDB:
        -----
          Account values invested in:
             General Account..................   $    11,156     $     279      $      161      $       531      $    12,127
             Separate Accounts................   $    25,729     $   6,944      $    4,231      $    31,686      $    68,590
          Net amount at risk, gross...........   $     2,444     $   1,728      $    2,861      $    10,511      $    17,544
          Net amount at risk, net of
             amounts reinsured................   $     2,444     $     1,102    $    1,933      $     4,357      $     9,836
          Average attained age of
             contractholders..................            49.7          62.3            67.0             62.5             53.4
          Percentage of contractholders
             over age 70......................             7.6%         24.8%           41.8%            23.8%            12.9%
          Range of contractually specified
             interest rates..................           N/A             N/A            3%-6%         3%-6.5%          3%-6.5%

        GMIB:
        -----
          Account values invested in:
             General Account..................          N/A             N/A     $       36      $       775      $       811
             Separate Accounts................          N/A             N/A     $    2,836      $    43,484      $    46,320
          Net amount at risk, gross...........          N/A             N/A     $    1,318      $     1,027      $     2,345
          Net amount at risk, net of
             amounts reinsured................          N/A             N/A     $      386      $       253      $       639
          Weighted average years remaining
             until annuitization..............          N/A             N/A              1.1              7.0              6.5
          Range of contractually
             specified interest rates........           N/A             N/A          3%-6%           3%-6.5%          3%-6.5%

        The GWBL related liability was $54.9 million at December 31, 2009; which is accounted for as an embedded derivative. This liability reflects the present value of expected future payments (benefits) less the fees attributable to the GWBL feature over a range of market consistent economic scenarios.

        B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features
           -------------------------------------------------------------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                 DECEMBER 31,
                                                        ---------------------------
                                                             2009           2008
                                                        ------------  -------------
                                                             (IN MILLIONS)

       GMDB:
          Equity......................................   $ 41,447      $ 30,428
          Fixed income................................      3,957         3,745
          Balanced....................................     20,940        17,469
          Other.......................................      2,246         2,410
                                                        ------------  -------------
          Total.......................................   $ 68,590      $ 54,052
                                                        ============  =============

       GMIB:
          Equity......................................   $ 27,837      $ 19,138
          Fixed income................................      2,514         2,219
          Balanced....................................     15,351        12,887
          Other.......................................        618         1,272
                                                        ------------  -------------
          Total.......................................   $ 46,320      $ 35,516
                                                        ============  =============


        C) Hedging Programs for GMDB, GWBL and GMIB Features
           -------------------------------------------------

        Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. This program currently utilizes derivative instruments, such as exchange-traded futures contracts, options and interest rate swap and floor contracts as well as repurchase agreement transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in GMDB, GMIB and GWBL exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges such economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2009, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $36.45 billion and $6.99 billion, respectively, with the GMDB feature and $17.98 billion and $260.0 million, respectively, with the GMIB feature.

        These programs do not qualify for hedge accounting treatment. Therefore, gains or losses on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
            -------------------------------------------------------------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders liabilities, and the related reinsurance ceded:

                                                                 DIRECT       REINSURANCE
                                                               LIABILITY         CEDED             NET
                                                            -------------   --------------  ------------
                                                                             (IN MILLIONS)

       Balance at January 1, 2007.........................   $     66.8      $     (47.9)    $     18.9
          Other changes in reserves.......................         68.2            (59.7)           8.5
                                                            -------------   --------------  ------------
       Balance at December 31, 2007.......................        135.0           (107.6)          27.4
          Other changes in reserves.......................         68.0            (45.0)          23.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2008.......................        203.0           (152.6)          50.4
          Other changes in reserves.......................         52.0            (21.0)          31.0
                                                            -------------   --------------  ------------
       Balance at December 31, 2009.......................   $    255.0      $    (173.6)    $     81.4
                                                            =============   ==============  ============


9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single life policy of $25.0 million and on each second-to-die policy of $30.0 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        At December 31, 2009, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 6.5% and 37.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.8% of its current liability exposure resulting from the GMIB feature. See Note 8.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives, at December 31, 2009 and 2008 were $2,255.8 million and $4,821.7 million, respectively. The (decreases) increases in estimated fair value were $(2,565.9) million, $1,566.8 million and $6.9 million for 2009, 2008 and 2007, respectively.

        At December 31, 2009 and 2008, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $3,028.2 million and $2,897.2 million. Reinsurance payables related to insurance contracts totaling $79.7 million and $62.7 million are included in other liabilities in the consolidated balance sheets at December 31, 2009 and 2008, respectively.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $207.0 million and $236.8 million at December 31, 2009 and 2008, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2009 and 2008 were $648.1 million and $732.3 million, respectively.

        The following table summarizes the effect of reinsurance:

                                                                2009             2008           2007
                                                            -------------  --------------   ------------
                                                                           (IN MILLIONS)

        Direct premiums....................................  $     838.2    $    848.3       $    855.1
        Reinsurance assumed................................        202.0         193.8            193.0
        Reinsurance ceded..................................       (609.1)       (283.5)          (243.2)
                                                            -------------  --------------   ------------
        Premiums                                             $     431.1    $    758.6       $    804.9
                                                            =============  ==============   ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $     197.1    $    169.1       $    153.9
                                                            =============  ==============   ============
        Policyholders' Benefits Ceded......................  $     485.2    $  1,221.8       $    510.7
                                                            =============  ==============   ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $       -      $     33.2       $     56.1
                                                            =============  ==============   ============

        Individual Disability Income and Major Medical
        ----------------------------------------------

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.0 million and $94.4 million at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, respectively, $1,667.4 million and $1,680.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                                                 2009             2008             2007
                                                            --------------   --------------   --------------
                                                                              (IN MILLIONS)

        Incurred benefits related to current year..........  $       37.6     $      35.5      $       32.9
        Incurred benefits related to prior years...........           6.4             4.2              13.2
                                                            --------------   --------------   --------------
        Total Incurred Benefits............................  $       44.0     $      39.7      $       46.1
                                                            ==============   ==============   ==============

        Benefits paid related to current year..............  $       12.7     $      10.8      $       11.9
        Benefits paid related to prior years...............          34.1            28.8              32.8
                                                            --------------   --------------   --------------
        Total Benefits Paid................................  $       46.8     $      39.6      $       44.7
                                                            ==============   ==============   ==============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              ------------------------------
                                                                                    2009           2008
                                                                              --------------  --------------
                                                                                      (IN MILLIONS)
        Short-term debt:
        AllianceBernstein commercial paper
          (with interest rates of 0.2% and 1.8%).............................  $      249.1    $      284.8
                                                                              --------------  --------------
            Total short-term debt............................................         249.1           284.8
                                                                              --------------  --------------

        Long-term debt:
        AXA Equitable:
          Surplus Notes, 7.70%, due 2015.....................................         199.9           199.8
                                                                              --------------  --------------
            Total long-term debt.............................................         199.9           199.8
                                                                              --------------  --------------

        Total Short-term and Long-term Debt..................................  $      449.0    $      484.6
                                                                              ==============  ==============

        Short-term Debt
        ---------------

        On September 23, 2008, AXA Equitable repaid its $350.0 million promissory note, $101.7 million of which was included in Wind-up Annuities discontinued operations.

        On July 17, 2008, AXA Equitable was accepted as a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12.9 million, as of December 31, 2009). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1.00 billion. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2009, there were no outstanding borrowings from FHLBNY.

        As of December 31, 2009, SCB LLC maintained four separate uncommitted credit facilities with various banks totaling $525.0 million. In addition, SCB LLC has two lines of credit with a commercial bank as of December 31, 2009 and December 31, 2008, one for $75.0 million secured by U.S. Treasury Bills and a second for $50.0 million secured by pledges of equity securities.

        In January 2008, SCB LLC entered into a $950.0 million three-year revolving credit facility with a group of commercial banks to fund its obligations resulting from engaging in certain securities trading and other customer activities. Under the revolving credit facility, the interest rate, at the option of SCB LLC, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate.

        AllianceBernstein has a $1,000.0 million five-year revolving credit facility with a group of commercial banks and other lenders that expires in 2011. The revolving credit facility is intended to provide back-up liquidity for their $1,000.0 million commercial paper program although they borrow directly under the facility from time to time. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to LIBOR or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. Amounts borrowed under the commercial paper program reduce amounts available for direct borrowing under the revolving credit facility on a dollar-for-dollar basis. AllianceBernstein was in compliance with the covenants as of December 31, 2009.

        Long-term Debt
        ---------------

        At December 31, 2009, the Company was not in breach of any long-term debt covenants.


11)     RELATED PARTY TRANSACTIONS

        Loans to Affiliates
        -------------------

        In September 2007, AXA issued $650.0 million in 5.40% senior unsecured notes to AXA Equitable. These notes pay interest semi-annually and mature on September 30, 2012.

        Loans from Affiliates
        ---------------------

        In 2005, AXA Equitable issued a note to AXA Financial in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In November 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        In December 2008, AXA Financial purchased a $500.0 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

        Other Transactions
        ------------------

        On June 17, 2009, AXA Equitable's continuing operations and its discontinued Wind-up Annuities business sold a jointly owned real estate property valued at $1.10 billion to a non-insurance subsidiary of AXA Financial in exchange for $700.0 million in cash and $400.0 million in 8% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $438.9 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $56.3 million, $76.2 million and $63.1 million, respectively, for 2009, 2008 and 2007.

        In 2009, 2008 and 2007, respectively, the Company paid AXA Distribution and its subsidiaries $634.0 million, $754.2 million and $806.9 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $402.4 million, $320.5 million and $340.2 million, respectively, for their applicable share of operating expenses in 2009, 2008 and 2007, pursuant to the Agreements for Services.

        In fourth quarter 2008, AXA Equitable reinsured the GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 with AXA Financial (Bermuda) Ltd. ("AXA Bermuda"), an affiliate that is an indirect wholly owned subsidiary of AXA Financial. AXA Equitable transferred cash and derivative instruments with a fair value of $6,892.5 million equal to the market value of the insurance liabilities assumed by AXA Bermuda on October 1, 2008 and income derived from the hedges related to these riders for the period from October through December 2008, to that entity. AXA Bermuda will manage the dynamic hedging program to mitigate risks related to the reinsured riders. In fourth quarter 2008, AXA Equitable recorded a GMDB reinsurance recoverable and a GMIB reinsurance asset totaling $3,385.7 resulting in a cost of reinsurance of $3,506.8 million. The cost of this arrangement has been deferred and will be amortized over the life of the underlying annuity contracts. Amortization of the cost in 2010 is expected to be approximately $348.0 million.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retroceded a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2009, 2008 and 2007 under this arrangement totaled approximately $0.6 million, zero and $1.7 million, respectively. Claims and expenses paid in 2009, 2008 and 2007 were $0.5 million, zero and $1.1 million, respectively.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152.0 million, $157.8 million and $143.6 million in 2009, 2008 and 2007, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $50.3 million, $63.0 million and $58.4 million in 2009, 2008 and 2007, respectively. The net receivable related to these contracts was approximately $5.6 million and $3.4 million at December 31, 2009 and 2008, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                    2009               2008              2007
                                                              --------------      --------------    --------------
                                                                                  (IN MILLIONS)
        Investment advisory and services fees..............   $       658.5       $       870.5     $      1,027.6
        Distribution revenues..............................           277.3               378.4              473.4
        Other revenues - shareholder servicing fees........            90.1                99.0              103.6
        Other revenues - other.............................             7.0                 6.9                6.5
        Institutional research services....................             1.1                 1.2                1.6

12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

        For 2009, cash contributions by AllianceBernstein and the Company (other than AllianceBernstein) to their respective qualified pension plans were $12.8 million and $19.0 million. The Pension Protection Act of 2006 (the "Pension Act") introduced new funding requirements for single-employer defined benefit pension plans, provided guidelines for measuring pension plan assets and obligations for funding purposes, introduced benefit limitations for certain underfunded plans, and raised tax deduction limits for contributions to retirement plans. Most of these changes were effective by December 31, 2009, including funding-based limits on future benefit accruals and payments. The Company's funding policy to its qualified pension plans (other than those of AllianceBernstein) is to make annual aggregate contributions of approximately $30.0 million unless the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, is greater. Cash contributions during 2010 are estimated to be approximately $215.0 million. AllianceBernstein's policy is to satisfy its funding obligation to its qualified retirement plan each year in an amount not less than the minimum required by ERISA, as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes.

        Effective December 31, 2008, AllianceBernstein amended its qualified pension plan to eliminate all future accruals for future services and compensation increases. This amendment was considered a plan curtailment and resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $13.1 million, which was offset against existing deferred losses in accumulated other comprehensive income (loss). In addition, as a result of all future service being eliminated, AllianceBernstein accelerated recognition of the existing prior service credit of $3.5 million in fourth quarter 2008.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        38.3       $       41.6       $       39.0
        Interest cost......................................          136.2              134.1              128.8
        Expected return on assets..........................         (125.6)            (194.4)            (191.0)
        Curtailment gain...................................            -                 (3.5)               -
        Net amortization...................................           95.3               42.6               57.5
        Plan amendments....................................            1.8                -                  -
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $       146.0       $       20.4       $       34.3
                                                            =================   ================   =================

        Changes in the PBO of the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2009                2008
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Projected benefit obligation, beginning of year.......................   $    2,181.1       $    2,222.1
        Service cost..........................................................           30.3               33.6
        Interest cost.........................................................          136.2              134.1
        Actuarial losses (gains)..............................................           68.8              (27.6)
        Plan curtailment......................................................            -                (13.1)
        Benefits paid.........................................................         (177.0)            (168.0)
        Plan amendments.......................................................            1.8                -
                                                                                ----------------   -----------------
        Projected Benefit Obligation, End of Year..............................  $    2,241.2       $    2,181.1
                                                                                ================   =================

        The following table discloses the change in plan assets and the funded status of the Company's qualified and non-qualified pension plans:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2009               2008
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)

        Pension plan assets at fair value, beginning of year....................   $    1,460.4      $     2,415.7
        Actual return on plan assets............................................          104.1             (813.6)
        Contributions...........................................................           31.8               35.6
        Benefits paid and fees..................................................         (190.3)            (177.3)
                                                                                  ----------------  -----------------
        Pension plan assets at fair value, end of year..........................        1,406.0            1,460.4
        PBO.....................................................................        2,241.2            2,181.1
                                                                                  ----------------  -----------------
        Excess of PBO Over Pension Plan Assets..................................   $     (835.2)     $      (720.7)
                                                                                  ================  =================

        Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $835.2 million and $720.7 million at December 31, 2009 and 2008, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,241.2 million and $1,406.0 million, respectively at December 31, 2009 and $2,181.1 million and $1,460.4 million, respectively, at December 31, 2008. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,206.4 million and $1,406.0 million, respectively, at December 31, 2009 and $2,137.7 million and $1,460.4 million, respectively, at December 31, 2008. The accumulated benefit obligation for all defined benefit pension plans were $2,206.4 million and $2,137.7 million at December 31, 2009 and 2008, respectively.

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2009 and 2008 that have not yet been recognized as components of net periodic pension cost:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2009                 2008
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Unrecognized net actuarial loss .................................... $      1,492.9       $      1,497.0
        Unrecognized prior service cost.....................................            7.5                  3.2
        Unrecognized net transition asset...................................            (.5)                 (.6)
                                                                            -------------------  -------------------
             Total ......................................................... $      1,499.9       $      1,499.6
                                                                            ===================  ===================

        The estimated net actuarial loss, prior service credit, and net transition asset expected to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $124.0 million, $(0.9) million, and (0.1) million, respectively.

        The following table discloses the allocation of the fair value of total plan assets for the qualified plans of the Company at December 31, 2009 and 2008:

                                                                                     DECEMBER 31,
                                                                            ------------------------
                                                                               2009         2008
                                                                            -----------  -----------
                                                                                  (IN MILLIONS)

       Fixed maturities..................................................        45.3%       27.9%
       Equity securities.................................................        37.0        54.1
       Equity real estate................................................        11.6        16.7
       Cash and short-term investments...................................         6.1         1.3
                                                                                -------     ------
                                                                                100.0%      100.0%
                                                                                =======     ======

        The primary investment objective of the qualified pension plans of the Company is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. In January 2009, the asset allocation strategy of the qualified defined benefit pension plans was revised to target 30%-40% equities, 50%-60% high quality bonds, and 10%-15% equity real estate and other investments. Prior to this change, the target asset mix included equity securities, fixed maturities and real estate at 65%, 25% and 10%, respectively. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

        During fourth quarter 2008, a short-term hedge program were executed by the AXA Equitable qualified pension plans to minimize further downside equity risk, which in 2009 was extended for a period of one year.

        The following table discloses the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2009.

                                                                       AT DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        ASSET CATEGORIES
        Fixed maturities:
          Corporate............................. $        -       $       414.8     $         -       $      414.8
          US Treasury, government
            and agency..........................          -               192.4               -              192.4
          States and political subdivisions.....          -                 9.2               -                9.2
          Foreign governments...................          -                 -                 -                -
          Commercial mortgage-backed............          -                 -                 -                -
          Asset-backed..........................          -                 -                 -                -
          Other structured debt.................          -                 -                 6.5              6.5
        Common and preferred equity.............        574.7               1.4               -              576.1
        Mutual funds............................          5.0               -                 -                5.0
        Hedge funds.............................          -                 6.5               -                6.5
        Derivatives, net........................        (95.9)              -                 -              (95.9)
        Private real estate investment funds....          -                 -                12.1             12.1
        Private investment trusts...............          -                44.4             146.7            191.1
        Commercial mortgages....................          -                 -                 1.8              1.8
        Cash and cash equivalents...............         32.0               1.4               -               33.4
        Short-term investments..................         29.2              23.8               -               53.0
                                                ---------------  ----------------  ---------------   ---------------
          Total................................. $      545.0     $       693.9     $       167.1     $    1,406.0
                                                ===============  ================  ===============   ===============

        At December 31, 2009, assets classified as Level 1, Level 2 and Level 3 comprise approximately 38.8%, 49.3% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $146.7 million in a private real estate investment trust through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified plan assets.

        The table below presents a reconciliation for all Level 3 qualified plan assets at December 31, 2009.

                                                           PRIVATE REAL
                                                              ESTATE         PRIVATE
                                             FIXED          INVESTMENT     INVESTMENT      COMMERCIAL
                                          MATURITIES(1)       FUNDS          TRUSTS        MORTGAGES       TOTAL
                                          -------------   -------------   ------------   -------------   ----------
                                                                    (IN MILLIONS)

       Balance at
        December 31, 2008.............    $        5.9    $       15.4    $      224.4   $        2.1    $   247.8
       Actual return on Plan assets:
          Relating to assets still
          held at December 31, 2009...              .6            (2.6)          (77.7)           (.1)       (79.8)
          Relating to assets sold
          during 2009.................             -               (.1)            -               .1          -
       Purchases, sales, issues
        and settlements, net..........             -               (.6)            -              (.3)         (.9)
       Transfers into/
        out of Level 3................             -               -               -              -            -
       Balance at                         ------------    ------------    ------------   ------------    ----------
        December 31, 2009.............    $        6.5    $       12.1    $      146.7   $        1.8    $   167.1
                                          =============   =============   ============   =============   ===========

        (1) Includes commercial mortgage- and asset-backed securities and other structured debt.

        The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified and non-qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified and non-qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligation at December 31, 2009 and 2008 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2009 and 2008.

                                                                                   2009               2008
                                                                               -------------      -------------
       Discount rates:
         Benefit obligation...............................................         6.00%              6.50%
         Periodic cost....................................................         6.50%              6.25%(1)

       Rates of compensation increase:
         Benefit obligation and periodic cost.............................         6.00%              6.00%

       Expected long-term rates of return on pension
          plan assets (periodic cost).....................................         6.75%              8.50%

        (1) For pension plans remeasured in second quarter 2008, periodic cost was recalculated using a discount rate of 6.75% for the remainder of the year.

        The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. The decrease in the expected long-term rate of return assumption in 2009 reflected the revised asset allocation strategy implemented in January 2009.

        Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $15.5 million, $17.3 million and $18.9 million for 2009, 2008 and 2007, respectively.

        The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2010, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2009 and include benefits attributable to estimated future employee service.

                                                              PENSION
                                                              BENEFITS
                                                          ----------------
                                                            (IN MILLIONS)
                               2010...................... $       185.7
                               2011......................         194.1
                               2012......................         195.7
                               2013......................         194.7
                               2014......................         194.1
                               Years 2015-2019...........         947.9

        AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, Inc. ("ACMC"), a direct wholly owned subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. For the remaining active plans, benefits vest ratably over periods ranging from 3 to 8 years, and the related costs are amortized as compensation and benefit expense over the shorter of the vesting period or other basis provided for by specific plan provisions. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding Units, AllianceBernstein investment services, and, in certain instances, options to acquire Holding Units. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding Units. The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $221.1 million, $133.1 million and $289.1 million for 2009, 2008 and 2007, respectively. As further described in Note 13, the cost of the 2009 awards made in the form of restricted Holding Units was measured, recognized, and disclosed as a share-based compensation program.


13)     SHARE-BASED COMPENSATION AND OTHER COMPENSATION PROGRAMS

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $78.4 million, $33.8 million and $81.2 million for share-based payment arrangements as further described herein.

        Performance Units. On May 10, 2009, approximately 318,051 performance units earned under the AXA Performance Unit Plan 2007 were fully vested for total value of approximately $5.1 million. Distributions to participants were made on May 21, 2009, resulting in cash settlements of approximately 85% of these performance units for aggregate value of approximately $4.3 million and equity settlements of the remainder with approximately 46,615 restricted AXA ADRs for aggregate value of approximately $0.8 million.

        On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Management Board awarded approximately 1.3 million unearned performance units to employees of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on the last day of the vesting period. For 2009, the Company recognized compensation expense of approximately $4.6 million in respect of the March 20, 2009 grant of performance units.

        On March 31, 2008, approximately 702,404 performance units earned under the AXA Performance Unit Plan 2006 were fully vested for total value of approximately $24.2 million, including incremental units earned from having exceeded targeted 2007 performance criteria by 0.68%. Distributions to participants were made on April 10, 2008, resulting in cash settlements of approximately 78% of these performance units for aggregate value of approximately $18.6 million and equity settlements of the remainder with approximately 153,494 restricted AXA ADRs for aggregate value of approximately $5.6 million.

        For 2009, 2008 and 2007, the Company recognized compensation costs of $4.6 million, $5.5 million and $11.6 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards are, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2009 and 2008 was $17.5 million and $17.3 million, respectively. Approximately 718,754 outstanding performance units are at risk to achievement of 2010 performance criteria, primarily representing one-half of the award granted on March 31, 2009.

        Option Plans. On March 20, 2009, approximately 1.7 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 10.00 Euros. Approximately 1.4 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.3 million have a four-year cliff vesting term. In addition, approximately 0.2 million of the total options awarded on March 20, 2009 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index measured between March 20, 2009 and March 20, 2013. All of the options granted on March 20, 2009 have a ten-year contractual term. Beginning at the grant date, the total fair value of this award, net of expected forfeitures, of approximately $3.7 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2009, the expense associated with the March 20, 2009 grant of options was approximately $1.4 million.

        On January 23, 2009, AllianceBernstein granted to selected senior officers approximately 6.5 million options to purchase Holding Units under the terms of its long-term incentive plan, having an aggregate fair value of approximately $22.9 million. Except for certain option awards granted in 2007 pursuant to a special deferred compensation program, outstanding options to purchase AllianceBernstein Holding Units generally vest ratably over a five year period.

        The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). The aggregate number of AllianceBernstein Holding Units subject to options granted or otherwise awarded under its long-term incentive compensation plans, may not exceed 41.0 million. At December 31, 2009, approximately 19.6 million options to purchase AllianceBernstein Holding Units and 15.2 million other unit awards, net of forfeitures, were subject to the aggregate allowable maximum.

        A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2009 follows:

                                                                     Options Outstanding
                           ------------------------------------------------------------------------------------------------------
                                  AXA Ordinary Shares                     AXA ADRs               AllianceBernstein Holding Units
                           ---------------------------------   ------------------------------   ---------------------------------
                                                Weighted                          Weighted                           Weighted
                               Number           Average             Number         Average          Number            Average
                             Outstanding        Exercise         Outstanding       Exercise       Outstanding         Exercise
                            (In Millions)        Price          (In Millions)       Price        (In Millions)         Price
                           --------------    ---------------   --------------   -------------   ---------------  ----------------
Options outstanding at
   January 1, 2009........          13.8     (euro)    26.54           12.3      $     20.40             6.7     $        66.11
Options granted...........           2.1     (euro)    10.78             .2      $     12.00             6.6     $        17.06
Options exercised.........            .3     (euro)     -              (1.0)     $     16.01             -       $         -
Options forfeited, net....          (1.2)    (euro)    27.06            (.6)     $     26.74            (0.9)    $        45.09
Options expired...........           -                                  -                                (.3)    $        30.21
                           --------------                     ---------------                   ---------------
Options Outstanding at
   December 31, 2009......          15.0     (euro)    23.75           10.9      $     19.95            12.1     $        41.79
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -                        $     64.4                      $         -
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           6.92                               3.18                               -
                           ==============                     ===============                   ===============
Options Exercisable at
   December 31, 2009......           6.2     (euro)    24.85           10.9      $     19.4              2.8     $        51.91
                           ==============    ===============  ===============   =============   ===============  ================
Aggregate Intrinsic
   Value(1)...............                   (euro)     -(2)                     $     64.0                      $         -(2)
                                             ===============                    =============                    ================
Weighted Average
   Remaining
   Contractual Term
   (in years).............           5.54                               3.16                             2.9
                           ==============                     ===============                   ===============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2009 of the respective underlying shares over the strike prices of the option awards.

        (2) The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2009 was $15.8 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2009, 2008 and 2007 were $7.7 million, $43.5 million and $141.4 million, respectively, resulting in amounts currently deductible for tax purposes of $2.7 million, $14.6 million and $48.0 million, respectively, for the periods then ended. In 2009, 2008 and 2007, windfall tax benefits of approximately $2.3 million, $10.0 million and $34.3 million, respectively, resulted from employee exercises of stock option awards.

        At December 31, 2009, AXA Financial held 1.3 million AXA ADRs in treasury at a weighted average cost of approximately $25.38 per ADR, of which approximately 1.1 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately
        0.2 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. These call options expired on November 23, 2009. During 2009, AXA Financial utilized approximately 1.0 million AXA ADRs from treasury to fund exercises of employee stock options. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

        For the purpose of estimating the fair value of employee stock option awards, the Company applies the Black-Scholes-Merton formula and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2009, 2008 and 2007, respectively.

                                                 AXA Ordinary Shares               AllianceBernstein Holding Units
                                           ---------------------------------   ----------------------------------------
                                             2009       2008        2007           2009          2008         2007
                                           --------   ---------   ----------   ------------   ----------   ------------

        Dividend yield....................  10.69%      7.12%       4.10%         5.2-6.1%        5.4%       5.6-5.7%

        Expected volatility...............   57.5%      34.7%       27.5%          0-44.6%       29.3%     27.7-30.8%

        Risk-free interest rates..........   2.74%      4.19%       4.40%         1.6-2.1%        3.2%       3.5-4.9%

        Expected life in years............    5.5        6.0         5.5          6.0-6.5         6.0        6.0-9.5

        Weighted average fair value per
          option at grant date............ $ 2.57     $ 5.70      $ 9.61       $     3.52     $ 10.85      $   15.96

        For 2009, 2008 and 2007, the Company recognized compensation costs for employee stock options of $20.2 million, $27.0 million, and $38.8 million, respectively. As of December 31, 2009, approximately $53.5 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 4.2 years.

        Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries. Generally, all outstanding restricted AXA ADR awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding Units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding Units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

        In 2009, AllianceBernstein awarded approximately 1.4 million restricted Holding Units in connection with certain employment and separation agreements with vesting terms ranging from two to five years. In addition, approximately 8.4 million restricted Holding Units were granted by AllianceBernstein under its 2009 incentive compensation program with ratable vesting over a four year period. The aggregate grant date fair values of these 2009 restricted Holding Unit awards was approximately $256.6 million. On December 19, 2008, in accordance with the terms of his employment agreement, AllianceBernstein awarded Mr. Kraus, Chairman and CEO of AllianceBernstein, approximately 2.7 million restricted AllianceBernstein Holding Units with a grant date fair value of $19.20 per Holding Unit. These Holding Units vest ratably over a 5-year period and are subject to accelerated vesting.

        For 2009, 2008 and 2007, respectively, the Company recognized compensation costs of $44.6 million, $6.1 million and $8.6 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2009, approximately 12.5 million restricted awards remain unvested, including restricted awards of AllianceBernstein Holding units. At December 31, 2009, approximately $236.6 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 3.9 years.

        The following table summarizes unvested restricted AXA ADR activity for 2009.

                                                                  Weighted
                                                 Shares of        Average
                                                Restricted       Grant Date
                                                   Stock         Fair Value
                                              --------------   ---------------

        Unvested as of January 1, 2009.......      461,102      $      31.92
        Granted..............................       63,088      $      12.30
        Vested...............................      118,626      $      22.31
        Forfeited............................        1,079
                                              --------------
        Unvested as of December 31, 2009.....      404,485      $      31.74
                                              ==============

        Restricted AXA ADRs vested in 2009, 2008 and 2007 had aggregate vesting date fair values of approximately $1.5 million, $3.3 million and $7.0 million, respectively. In 2008, 149,413 restricted AXA ADRs were granted, having an aggregate grant-date fair value of $5.6 million.

        Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $(0.5) million, $(5.5) million and zero for 2009, 2008 and 2007, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31, 2009 and 2008 was $0.7 million and $1.2 million, respectively. At December 31, 2009, 133,266 tandem SARs/NSOs were outstanding, for which the SARs component had maximum value of $2.0 million. Approximately 80% of these tandem SARs/NSOs expired on February 16, 2010, with the remainder to expire in third quarter 2010. During 2009, 2008 and 2007, respectively, approximately 11,368, 0.7 million and 0.4 million of these awards were exercised at an aggregate cash-settlement value of $0.1 million, $9.2 million and $7.2 million.

        SARs. On March 20, 2009, 129,722 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over 10.00 Euros as of the date of exercise. At December 31, 2009, 731,959 million SARs were outstanding, having weighted average remaining contractual term of 8.0 years. The accrued value of SARs at December 31, 2009 and 2008 was $1.1 million and $0.4 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2009, 2008 and 2007, the Company recorded compensation expense for SARs of $0.7 million, $(2.3) million and $1.0 million, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

        AXA Shareplan. In 2009, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to reserve a subscription to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2009. Similar to the AXA Shareplan programs previously offered in 2001 through 2008, the plan offered two investment alternatives that, with limited exceptions, restrict sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price of $22.06 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at the same formula discounted price on a leveraged basis with a guaranteed return of initial investment plus a variable percentage of any appreciation in the value of the total shares purchased. The Company recognized compensation expense of $7.0 million in 2009, $1.1 million in 2008 and $27.7 million in 2007 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2009, 2008 and 2007 primarily invested under Investment Option B for the purchase of approximately 5.5 million, 6.5 million and
        5.3 million AXA ordinary shares, respectively.

        AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. For AXA Financial participants, settlement of the right to receive each unrestricted AXA ordinary share will be made in the form of an AXA ADR. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $19.4 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2009, 2008 and 2007, respectively, AXA Financial Group recognized compensation expense of approximately $1.8 million, $1.9 million and $5.4 million in respect of this grant of AXA Miles. Provided certain performance targets are achieved, an additional allocation of 50 AXA Miles per employee will be considered for future award under terms then-to-be-determined and approved by the AXA Management Board.

14)     NET INVESTMENT (LOSS) INCOME AND INVESTMENT GAINS (LOSSES), NET

        The following table breaks out Net investment (loss) income by asset category:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $    1,582.3        $    1,668.6       $    1,728.5
        Mortgage loans on real estate......................         231.3               251.7              233.5
        Equity real estate.................................           5.7                11.7               14.2
        Other equity investments...........................         (67.8)             (110.9)             236.6
        Policy loans.......................................         238.3               251.3              255.9
        Short-term investments.............................          20.5                30.8               55.1
        Derivative investments.............................      (3,079.4)            7,302.1               86.6
        Broker-dealer related receivables..................          14.8                65.5              234.6
        Trading securities.................................         137.2              (343.5)              29.5
        Other investment income............................          14.2                27.9               51.7
                                                            -----------------   ----------------   -----------------
          Gross investment (loss) income...................        (902.9)            9,155.2            2,926.2

        Investment expenses................................         (73.2)              (64.7)             (78.1)
        Interest expense...................................          (4.4)              (36.5)            (194.4)
                                                            -----------------   ----------------   -----------------

        Net Investment (Loss) Income.......................  $     (980.5)       $    9,054.0       $    2,653.7
                                                            =================   ================   =================

        For 2009, 2008 and 2007, respectively, Net investment (loss) income from derivatives included $(1,769.1) million, $6,622.6 million and $16.4 million of realized (losses) gains on contracts closed during those periods and $(1,310.3) million, $679.5 million and $70.2 million of unrealized (losses) gains on derivative positions at each respective year end.

        Investment gains (losses), net including changes in the valuation allowances, are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Fixed maturities...................................  $        (2.5)      $     (367.3)      $      (55.6)
        Mortgage loans on real estate......................            -                  2.3                7.8
        Equity real estate.................................            (.1)              (1.6)               7.3
        Other equity investments...........................           53.3               11.5               16.9
        Other(1)...........................................            3.0               16.6               16.4
                                                            -----------------   ----------------   -----------------
        Investment Gains (Losses), Net.....................  $        53.7       $     (338.5)      $       (7.2)
                                                            =================   ================   =================

        (1) In 2008 and 2007, respectively, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of these transactions, the Company recorded non-cash realized gains of $9.9 million and $15.5 million for 2008 and 2007, respectively. In 2009, the FASB issued new guidance in which a gain or loss will be recognized only when an entity loses control and deconsolidates a subsidiary. As a result, in 2009, no gain or loss was recorded on these transactions.

        Writedowns of fixed maturities were $163.4 million, $285.9 million and $79.0 million in 2009, 2008 and 2007, respectively. There were no writedowns of mortgage loans on real estate in 2009, 2008 and 2007. There were no writedowns of equity real estate in 2009, 2008 and 2007.

        For 2009, 2008 and 2007, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $2,900.7 million, $324.4 million and $1,554.6 million. Gross gains of $319.5 million, $3.3 million and $12.6 million and gross losses of $127.8 million, $94.5 million and $20.3 million were realized on these sales in 2009, 2008 and 2007, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2009, 2008 and 2007 amounted to $2,353.4 million, $(2,525.8) million and $(376.4) million, respectively.

        For 2009, 2008 and 2007, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $39.5 million, $47.7 million and $52.7 million.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

        The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, Attributable to AXA Equitable,
          beginning of year................................ $     (1,270.8)     $       103.6      $       282.2
        Changes in unrealized investment gains
          (losses) on investments..........................        2,494.0           (2,608.8)            (380.5)
        Impact of unrealized investment gains (losses)
          attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................           58.2             (163.7)              24.8
            DAC............................................         (578.4)             582.0               83.5
            Deferred income tax (expense) benefit..........         (704.6)             746.2              103.4
                                                            -----------------   ----------------   -----------------
        Total..............................................           (1.6)          (1,340.7)             113.4
        Less: Changes in unrealized investment (gains)
          losses attributable to noncontrolling interest...          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $       (67.8)      $    (1,270.8)     $       103.6
                                                           =================   ================   =================

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities............................... $         33.0      $    (2,450.4)     $       155.5
            Other equity investments.......................            8.5               (2.1)               0.8
                                                            -----------------   ----------------   -----------------
              Total........................................           41.5           (2,452.5)             156.3
          Impact of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts, Closed
               Block policyholder dividend
               obligation and other........................          (70.4)            (128.6)              35.1
            DAC............................................          (23.3)             555.1              (26.9)
            Deferred income tax (expense) benefit .........           (0.6)             704.0              (42.2)
                                                            -----------------   ----------------   -----------------
        Total..............................................          (52.8)          (1,322.0)             122.3
        Less: (Income) loss attributable to
          noncontrolling interest..........................          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Balance Attributable to AXA Equitable,
          End of Year...................................... $        (67.8)     $    (1,270.8)     $       103.6
                                                            =================   ================   =================

15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Income tax expense:
          Current (benefit) expense .......................  $       (81.1)      $     (319.7)      $      464.0
          Deferred (benefit) expense.......................       (1,191.0)           2,010.2              288.5
                                                            -----------------   ----------------   -----------------
        Total..............................................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected income tax (benefit) expense..............  $    (1,077.5)      $    1,885.1       $      937.5
        Noncontrolling interest............................         (104.8)            (132.3)            (227.3)
        Separate Accounts investment activity..............          (71.6)             (66.5)             (52.0)
        Non-taxable investment (loss) income...............          (26.9)              26.1              (21.7)
        Adjustment of tax audit reserves...................           (7.4)               9.9               21.5
        State income taxes.................................           11.6               20.5               50.2
        AllianceBernstein Federal and foreign taxes........            6.3              (53.3)              40.2
        Other..............................................           (1.8)               1.0                4.1
                                                            -----------------   ----------------   -----------------
        Income Tax (Benefit) Expense.......................  $    (1,272.1)      $    1,690.5       $      752.5
                                                            =================   ================   =================

        On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. Any regulations that the Treasury ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. The ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives.

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2009                  December 31, 2008
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $     438.0      $        -        $      297.1      $       -
        Reserves and reinsurance...............          -               878.7               -            1,465.8
        DAC....................................          -             2,307.6               -            2,209.5
        Unrealized investment losses...........         40.2               -               683.6              -
        Investments............................          -               584.7               -              722.2
        Other..................................         67.0               -                 -               47.0
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $     545.2      $    3,771.0      $      980.7      $   4,444.5
                                                ===============  ================  ===============   ===============

        The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2009, $534.4 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $88.1 million would need to be provided if such earnings were remitted.

        At December 31, 2009, the total amount of unrecognized tax benefits was $599.9 million, of which $425.5 million would affect the effective rate and $174.4 million was temporary in nature. At December 31, 2008, the total amount of unrecognized tax benefits was $506.6 million, of which $372.6 million would affect the effective rate and $134.0 million was temporary in nature.

        The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2009 and 2008 were $81.0 million and $77.3 million, respectively. Tax (benefit) expense for 2009, 2008 and 2007, respectively, reflected $3.7 million, $8.7 million and $22.5 million in interest related to unrecognized tax benefits.

        A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                                    2009               2008               2007
                                                              ----------------   ----------------   ----------------
                                                                                   (IN MILLIONS)
       Balance at January 1...............................    $         428.6    $         343.6    $         325.2
       Additions for tax positions of prior years.........              146.2               81.3               19.2
       Reductions for tax positions of prior years........              (50.2)              (4.9)              (1.5)
       Additions for tax positions of current years.......                1.3                 .9                3.4
       Reductions for tax positions of current year.......                -                  -                 (0.3)
       Settlements with tax authorities...................               (5.8)               7.7               (2.4)
                                                              ----------------   ----------------   ----------------
       Balance, December 31...............................    $         520.1    $         428.6    $         343.6
                                                              ================   ================   ================

        The IRS completed its examination of the Company's 2002 and 2003 Federal corporate income tax returns and issued its Revenue Agent's Report in second quarter 2008. The Company has appealed an issue to the Appeals Office of the IRS. In addition, AllianceBernstein settled various examinations by state and local tax authorities. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

        In 2009, IRS examinations for years subsequent to 2003 for the Company have been initiated. It is reasonably possible that the total amounts of unrecognized tax benefits will change due to IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


16)     DISCONTINUED OPERATIONS

        The Company's discontinued operations include: equity real estate held-for-sale; disposals of businesses; and, through December 31, 2009, Wind-up Annuities. No real estate was held for sale at December 31, 2009 and 2008. The following tables reconcile the Earnings (losses) from discontinued operations, net of income taxes and Gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years in the period ended December 31, 2009:

                                                                          2009          2008            2007
                                                                      -------------  ------------   -------------
                                                                                    (IN MILLIONS)

       EARNINGS (LOSSES) FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $     (9.7)    $   (27.5)     $      (.1)
       Real estate held-for-sale.....................................        12.4          22.7             6.8
       Disposal of business - Enterprise.............................         -             -               1.0
                                                                      -------------  ------------   -------------
       Total.........................................................  $      2.7     $    (4.8)     $      7.7
                                                                      =============  ============   =============

       GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $      -       $     6.3      $      3.2
       Disposal of business - Enterprise.............................         -             -               (.4)
                                                                      -------------  ------------   -------------
       Total.........................................................  $      -       $     6.3      $      2.8
                                                                      =============  ============   =============

        During second quarter 2009, an equity real estate property jointly owned by Wind-up Annuities and AXA Equitable's continuing operations was sold to a wholly owned subsidiary of AXA Financial. Wind-up Annuities recorded book value at the date of sale was of $123.5 million. Proceeds on the sale that were received by Wind-up Annuities' were $319.6 million. In connection with the sale, Wind-up Annuities acquired a $150.0 million mortgage from the affiliate on the property sold and a $50.3 million interest in another equity real estate property from continuing operations.

        Disposal of Businesses
        ----------------------

        In accordance with their October 2006 agreement, during 2007, AXA Financial and its subsidiaries, AXA Equitable, Enterprise and Enterprise Fund Distributors, Inc., ("EFD") transferred to Goldman Sachs Asset Management L.P. ("GSAM") assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multi-manager Funds Trust, AXA Enterprise Funds Trust and The Enterprise

        Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and completed the reorganization of such funds to corresponding mutual funds managed by GSAM. In 2008, AXA Financial completed the reorganization and/or liquidation of the remaining four retail mutual funds in AXA Enterprise Funds of the remaining funds which together had approximately $661.9 million in assets under management as of December 31, 2007. As a result of management's disposition plan, AXA Enterprise Funds advisory and distribution and investment management contracts and operations were reported as Discontinued Operations. In 2007, $0.7 million pre-tax ($0.4 million post-tax) of severance and transaction costs were recorded as a result of the disposition of the funds. Proceeds received in 2007, on the disposition of the AXA Enterprise Funds totaled $26.3 million.

        In 2009 and 2008, there were no impairments recorded on intangible assets associated with AXA Enterprise Fund's investment management contracts based upon fair value. At December 31, 2009 and 2008, there were no assets or liabilities related to these operations.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, and which were sold to corporate sponsors of terminated qualified defined benefit plans, and for which a premium deficiency reserve and an allowance for future losses based upon projected future cash flows had been established. Due to the significant decline in in-force business, at December 31, 2009 the remaining assets and liabilities of the Wind-up Annuities were consolidated into the Company's consolidated balance sheet on a line-by-line basis.

        The Company evaluates the need for an allowance for future losses quarterly; the process involved comparison of the current period's results of Wind-up Annuities to previous projections and re-estimation of future expected losses, if appropriate, to determine whether an adjustment was required. Investment and benefit cash flow projections were updated annually as part of the Company's annual planning process. If the Company's analysis in any given period indicates that an allowance for future losses was not necessary, any current period Wind-up Annuities' operating losses or earnings were recognized as (Losses) earnings from discontinued operations, net of income taxes in the consolidated statements of earnings. At December 31, 2009, no allowance for future losses was necessary based upon projections of reasonably assured future net investing and operating cash flows.

        The determination of projected future cash flows involved numerous estimates and subjective judgments regarding the expected performance of invested assets held for the Wind-up Annuities' business and the expected run-off of Wind-up Annuities liabilities. There can be no assurance the projected future cash flows will not differ from the cash flows ultimately realized. To the extent actual results or future projections of Wind-up Annuities are lower than management's current estimates and assumptions and result in operating losses not being offset by reasonably assured future net investing and operating cash flows, an allowance for future losses may be necessary. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, the establishment of a loss allowance liability may result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                  2009(1)                2008
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $530.5 and $661.8)..............................  $      543.5         $      602.1
        Mortgage loans on real estate........................................         150.4                  1.2
        Equity real estate...................................................          92.2                162.2
        Other invested assets................................................          84.4                  1.3
                                                                              -----------------    -----------------
          Total investments..................................................         870.5                766.8
        Other assets.........................................................            .5                 77.1
                                                                              -----------------    -----------------
        Total Assets.........................................................  $      871.0         $      843.9
                                                                              =================    =================

        Policyholders liabilities............................................  $      705.1         $      723.4
        Other liabilities....................................................         165.9                120.5
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $      871.0         $      843.9
                                                                              =================    =================

        (1) Amounts are now included in the consolidated balance sheet at December 31, 2009 on a line-by-line basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $10.2, $19.3 and $19.6)..............  $        60.0       $       64.0       $       64.9
        Investment (losses) gains, net:
          Total OTTI losses................................           (5.1)              (5.6)              (8.6)
          Portion of loss recognized in other
             comprehensive income..........................            -                  -                  -
                                                            -----------------   ----------------   -----------------
               Net impairment losses recognized............           (5.1)              (5.6)              (8.6)
          Other investment (losses) gains, net.............           (1.3)                .8                7.8
                                                            -----------------   ----------------   -----------------
                 Total investment losses, net..............           (6.4)              (4.8)               (.8)
                                                            -----------------   ----------------   -----------------
        Policy fees, premiums and other income.............           (2.8)                .1                 .2
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           50.8               59.3               64.3
                                                            -----------------   ----------------   -----------------

        Benefits and other deductions......................           69.2              101.7               80.0
        Losses charged to the
          allowance for future losses......................            -                  -                (15.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................          (18.4)             (42.4)               (.1)

        Income tax benefit ................................            8.7               14.9                -
                                                            -----------------   ----------------   -----------------

        Losses from Wind-up Annuities......................  $        (9.7)      $      (27.5)      $        (.1)
                                                            =================   ================   =================

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments........... $          9.2      $    (1,322.0)     $       122.3
        Defined benefit pensions plans.....................         (967.9)            (964.8)            (371.5)
        Impact of implementing new accounting guidance,
          net of taxes.....................................          (62.0)               -                  -
                                                            -----------------   ----------------   -----------------
        Total accumulated other
          comprehensive loss...............................       (1,020.7)          (2,286.8)            (249.2)
        Accumulated other comprehensive (income) loss
          attributable to noncontrolling interest..........          (15.0)              51.2              (18.7)
                                                            -----------------   ----------------   -----------------
        Accumulated Other Comprehensive Loss Attributable
          to AXA Equitable................................. $     (1,035.7)     $    (2,235.6)     $      (267.9)
                                                            =================   ================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period..................................... $      2,391.1      $    (2,533.5)     $      (357.8)
          (Gains) losses reclassified into net (loss)
            earnings during the period.....................         (164.9)              75.3               22.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......        2,556.0           (2,608.8)            (380.5)
        Adjustments for policyholders liabilities,
            DAC and deferred income taxes..................       (1,224.8)           1,164.5              211.7
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses),
          net of adjustments...............................        1,331.2           (1,444.3)            (168.8)
        Change in defined benefits pension plans...........           (3.1)            (593.3)              78.0
                                                            -----------------   ----------------   -----------------
        Total other comprehensive income (loss),
          net of income taxes..............................        1,328.1           (2,037.6)             (90.8)
        Other comprehensive (income) loss
          attributable to noncontrolling interest..........          (66.2)              69.9               (9.8)
                                                            -----------------   ----------------   -----------------
        Other Comprehensive Income (Loss)
          Attributable to AXA Equitable.................... $      1,261.9      $    (1,967.7)     $      (100.6)
                                                            =================   ================   =================


18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2009, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were none for 2010-2014 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2010 and the four successive years are $203.9 million, $205.2 million, $212.5 million, $218.8 million, $210.7 million and $2,243.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2010 and the four successive years is $8.4 million, $5.4 million, $4.0 million, $3.9 million, $3.6 million and $9.4 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2010 and the four successive years is $0.6 million, $0.5 million, $0.4 million, $0.2 million, $0.1 million and zero thereafter.

        Restructuring
        -------------

        As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009                2008               2007
                                                            ------------------  -----------------  ------------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.......................... $        59.6      $        30.7      $        18.3
        Additions  .........................................          79.1               67.9               24.9
        Cash payments ......................................        (111.5)             (33.8)             (10.8)
        Other reductions....................................          (6.9)              (5.2)              (1.7)
                                                            ------------------  -----------------  ------------------
        Balance, End of Year ............................... $        20.3      $        59.6      $        30.7
                                                            ==================  =================  ==================

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2009, these arrangements include commitments by the Company to provide equity financing of $615.1 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $59.8 million of undrawn letters of credit related to reinsurance at December 31, 2009. AXA Equitable had $56.8 million of commitments under existing mortgage loan agreements at December 31, 2009.

        In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCBL incurred in the ordinary course of its business in the event SCBL is unable to meet these obligations. During 2009, AllianceBernstein was not required to perform under the agreement and at December 31, 2009 had no liability outstanding in connection with the agreement.


19)     LITIGATION

        A putative class action entitled Eagan et al. v. AXA Equitable Life Insurance Company was filed in the District Court for the Central District of California in December 2006 against AXA Equitable as plan sponsor and fiduciary for an ERISA retiree health plan. The action was brought by two plan participants on behalf of all past and present employees and agents who received retiree medical benefits from AXA Equitable at any time after January 1, 2004, or who will receive such benefits in 2006 or later, excluding certain retired agents. Plaintiffs allege that AXA Equitable's adoption of a revised version of its retiree health plan in 1993 (the "1993 Plan") was not authorized or effective. Plaintiffs contend that AXA Equitable has therefore breached the retiree health plan by imposing the terms of the 1993 Plan on plaintiffs and other retirees. Plaintiffs allege that, even if the 1993 Plan is controlling, AXA Equitable has violated the terms of the retiree health plan by imposing health care costs and coverages on plaintiffs and other retirees that are not authorized under the 1993 Plan. Plaintiffs also allege that AXA Equitable breached fiduciary duties owed to plaintiffs and retirees by allegedly misrepresenting and failing to disclose information to them. The plaintiffs seek compensatory damages, restitution and injunctive relief prohibiting AXA Equitable from violating the terms of the applicable plan, together with interest and attorneys' fees. In March 2007, AXA Equitable filed a motion to dismiss. In July 2007, the plaintiffs filed an amended complaint that (i) redefined the scope of the class to now include all retired employee and independent contractor agents formerly employed by AXA Equitable who received medical benefits after December 1, 2000 or who will receive such benefits in the future, excluding certain retired agents, and (ii) eliminated the claim based on a breach of fiduciary duty and certain claims related to health care costs. In September 2007, AXA Equitable filed its answer to the amended complaint. In April 2008, the plaintiffs filed a motion for class certification. In January 2009, AXA Equitable filed a motion to dismiss the complaint for lack of subject matter jurisdiction, which was denied by the Court in February 2009. In March 2009, AXA Equitable stipulated to class certification relating to the imposition of a "cap" or "company contribution limit" on the amount it would contribute to retiree's health care costs. In June 2009, AXA Equitable filed an opposition to class certification of the claim in which plaintiffs allege that AXA Equitable improperly replaced certain health care options with purportedly inferior options. In December 2009, the Court denied the health care options class certification, allowing plaintiffs to replead. In January 2010, the plaintiffs filed a second amended complaint. The trial date is currently scheduled for June 2010.

        ALLIANCEBERNSTEIN LITIGATION

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint alleges that certain defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating various securities laws.

        Following October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein.

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which AllianceBernstein previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. The resolution of the lawsuits alleging these and other claims in the past have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $311.6 million during 2010. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2009, 2008 and 2007, the Insurance Group statutory net income (loss) totaled $1,782.9 million, $(1,074.8) million and $605.8 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $3,838.0 million and $3,588.1 million at December 31, 2009 and 2008, respectively. In 2007, AXA Equitable paid $600.0 million in shareholder dividends; no dividends were paid in 2009 and 2008.

        At December 31, 2009, AXA Equitable, in accordance with various government and state regulations, had $84.4 million of securities on deposit with such government or state agencies.

        In fourth quarter 2008, AXA Equitable issued two $500.0 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the New York State Insurance Department ("the NYID"). Interest expense in 2010 will approximate $71.0 million.

        At December 31, 2009 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by NYID and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2009.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYID laws and regulations with net earnings and equity on a U.S. GAAP basis.

                                                                  2009               2008                2007
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net change in statutory surplus and
          capital stock.................................... $        (39.1)     $    (3,414.3)     $        71.7
        Change in AVR......................................          288.9             (808.4)            (167.2)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................          249.8           (4,222.7)             (95.5)
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (5,995.3)               3.2              415.1
          DAC..............................................          860.4           (2,089.9)             620.1
          Deferred income taxes............................        1,167.0           (4,116.6)            (677.8)
          Valuation of investments.........................         (659.3)           3,695.4                2.8
          Valuation of investment subsidiary...............         (578.9)           5,046.4              461.7
          Change in fair value of GMIB
             reinsurance contracts.........................       (2,565.9)           1,566.8                6.9
          Pension adjustment..............................            17.0            1,389.7                -
          Premiums and benefits ceded to AXA Bermuda......         5,540.8            2,846.7                -
          Issuance of surplus notes.......................             -             (1,000.0)               -
          Shareholder dividends paid......................             -                  -                600.0
          Changes in non-admitted assets...................           29.5              136.9               19.4
          Other, net.......................................          (32.4)             (12.6)            (150.3)
          U.S. GAAP adjustments for Wind-up Annuities .....         (195.5)             (16.7)              31.2
                                                            -----------------   ----------------   -----------------
        U.S. GAAP Net (Loss) Earnings ..................... $     (2,162.8)     $     3,226.6      $     1,233.6
                                                            =================   ================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2009               2008                2007
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................ $      3,115.9      $     3,155.0      $     6,569.3
        AVR................................................          722.0              433.1            1,242.7
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        3,837.9            3,588.1            7,812.0
        Adjustments:
          Future policy benefits and policyholders'
             account balances..............................       (1,463.6)          (1,487.3)          (2,270.2)
          DAC..............................................        7,745.2            7,482.0            9,019.3
          Deferred income taxes............................       (3,704.9)          (4,585.1)          (1,089.3)
          Valuation of investments.........................          672.8           (2,312.5)             457.1
          Valuation of investment subsidiary...............       (1,018.9)             588.1           (4,458.3)
          Fair value of GMIB reinsurance contracts.........        2,255.8            4,821.7              124.7
          Deferred cost of insurance ceded
             to AXA Bermuda................................        3,177.5            3,495.8                -
          Non-admitted assets..............................        1,036.2            1,144.0            1,014.5
          Issuance of surplus notes........................       (1,524.9)          (1,524.9)            (524.8)
          Other, net.......................................         (152.2)             141.3               76.0
          U.S. GAAP adjustments for Wind-up Annuities......            -                 12.4                1.5
                                                            -----------------   ----------------   ------------------
        U.S. GAAP Total AXA Equitable Equity............... $     10,860.9      $    11,363.6      $    10,162.5
                                                            =================   ================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2009               2008               2007
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)

       SEGMENT REVENUES:
       Insurance..........................................   $       336.3       $    15,075.4     $     6,903.3
       Investment Management (1)..........................         2,941.7             3,542.7           4,561.8
       Consolidation/elimination..........................           (36.0)              (76.5)            (91.4)
                                                            -----------------   ----------------  ------------------
       Total Revenues.....................................   $     3,242.0       $    18,541.6     $    11,373.7
                                                            =================   ================  ==================

        (1) Intersegment investment advisory and other fees of approximately $55.6 million, $93.3 million and $128.9 million for 2009, 2008 and 2007, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT (LOSS) EARNINGS FROM CONTINUING                    2009                2008               2007
          OPERATIONS BEFORE INCOME TAXES:                   -----------------   -----------------  -----------------
                                                                                   (IN MILLIONS)

       Insurance..........................................   $    (3,665.7)     $     4,453.8      $     1,278.0
       Investment Management..............................           588.7              932.2            1,400.5
       Consolidation/elimination..........................            (1.7)               (.4)               -
                                                            -----------------   -----------------  -----------------
       Total (Loss) Earnings from Continuing Operations
          before Income Taxes.............................   $    (3,078.7)     $     5,385.6      $     2,678.5
                                                            =================   =================  =================

                                                                                     DECEMBER 31,
                                                                    ------------------------------------------------
                                                                             2009                     2008
                                                                    -----------------------   ----------------------
                                                                                     (IN MILLIONS)
       SEGMENT ASSETS:
       Insurance..........................................            $    139,202.3           $    123,757.3
       Investment Management..............................                  10,770.7                 12,520.2
       Consolidation/elimination..........................                     (68.6)                   (11.2)
                                                                    -----------------------   ----------------------
       Total Assets.......................................            $    149,904.4           $    136,266.3
                                                                    =======================   ======================

        In accordance with SEC regulations, securities with a fair value of $947.9 million and $2,547.9 million have been segregated in a special reserve bank custody account at December 31, 2009 and 2008, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2009 and 2008 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2009
        ----
        Total Revenues................ $      1,320.3     $     (1,033.8)     $     1,685.1        $     1,270.4
                                       =================  =================   ==================   ==================

        Loss from Continuing
          Operations, Net of Income
          Taxes....................... $       (315.4)    $     (1,347.4)     $      (140.6)       $      (362.1)
                                       =================  =================   ==================   ==================

        Net Loss, Attributable to
          AXA Equitable............... $       (310.3)    $     (1,343.9)     $      (145.1)       $      (363.5)
                                       =================  =================   ==================   ==================

        2008
        ----
        Total Revenues................ $      3,782.6     $      2,401.3      $     3,377.7        $     8,980.0
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations, Net of
          Income Taxes................ $        595.6     $        505.1      $        91.6        $     2,032.8
                                       =================  =================   ==================   ==================

        Net Earnings, Attributable to
          AXA Equitable............... $        607.4     $        510.6      $        96.6        $     2,012.0
                                       =================  =================   ==================   ==================

                                      PART C

                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

         (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of ollowing exhibits correspond


         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b)of item 24 as to exhibits in Form N-4:

         1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Resolutions of the Board of Directors of Equitable dated October
                16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         2. Not applicable.


         3. (a) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on
                April 20, 2001.

            (b) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-19925, on April 20, 2001.

            (c) General Agent Sales Agreement dated January 1, 2000 between The
                Equitable Life Assurance Society of the United States and
                AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (d) First Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (e) Second Amendment to General Agent Sales Agreement dated January
                1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

            (f) Third Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (g) Fourth Amendment to General Agent Sales Agreement dated as of
                January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

            (h) Fifth Amendment, dated as of November 1, 2006, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(p) to the Registration Statement on Form N-4 (File No. 2-30070), filed on April 24, 2007.


            (i)  (i)    Form of Distribution Agreement dated as of January 1,
                        1998 among The Equitable Life Assurance Society of the
                        United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain
                        Separate Accounts, and Equitable Distributors, Inc. (now
                        AXA Distributors, LLC), incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form
                        N-4 (File No. 333-05593), filed on May 1, 1998.

            (j) (ii) Form of First Amendment (dated January 1, 2001) to Distribution Agreement dated January 1, 1998, incorporated herein by reference to Exhibit 3(k)(ii) to the Registration Statement on Form N-4 (File No. 2-30070), filed on December 30, 2004.

            (k) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on
                Form N-4, filed on April 20, 2005.

            (l) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement
                among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (m) Sixth Amendment, dated as of February 15, 2008, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

            (n) Seventh Amendment, dated as of February 15, 2008, to General
                Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

            (o) Eighth Amendment, dated as of November 1, 2008, to General Agent
                Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

         4. Forms of Variable Immediate Annuity contracts, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         5. Form of application, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

         6. (a) Copy of the Restated Charter of Equitable, adopted August 6, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (b) Copy of the Certificate of Amendment of the Restated Charter of
                Equitable, adopted November 18, 1993, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (c) By-Laws of Equitable, as amended through July 22, 1992, previously filed with this Registration Statement No. 333-19925 on January 17, 1997.

            (d) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4
                (File No. 333-19925) on August 19, 1997.

            (e) Copy of the Restated Charter of Equitable, as amended January 1,
                1997, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

            (f) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

            (g) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

         7. Not applicable.

         8. (a) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed
                August 28, 1997.

            (b) Form of Participation Agreement among AXA Premier VIP Trust,
                Equitable Distributors, Inc., AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to this Registration Statement File No. 333-64749 filed on
                December 5, 2001.

            (c) Form of Participation Agreement among EQ Advisors Trust,
                Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23. (h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

         9. (a) Opinion and Consent of Anthony A. Dreyspool, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on Form N-4 (File No. 333-19925) on August 19, 1997.

            (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and
                Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement, File No. 333-19925 on April 19, 2004.

            (b) (i) Opinion and Consent of Dodie Kent, Esq. Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 24, 2007.

            (b)(ii)     Opinion and Consent of Dodie Kent, Esq.
                        Vice-President and Associate General Counsel of
                        AXA Equitable, as to the Legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 21, 2008.

            (c)         Opinion and Consent of Dodie Kent, Esq.
                        Vice-President and Associate General Counsel of
                        AXA Equitable, as to the Legality of the securities being registered, previously filed with this registration statement, File No. 333-19925, on April 20, 2009.

            (d) Opinion and Consent of Dodie Kent, Esq., Vice-President and
                Associate General Counsel is filed herewith.

        10. (a) Consent of PricewaterhouseCoopers LLP.

            (b) Powers of Attorney are filed herewith.

        11. Not applicable.

        12. Not applicable.

        13. Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary


*Richard S. Dziadzio                        Senior Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew J. McMahon                          Senior Executive Vice President

*Claude Methot                              Executive Vice President and
                                            President, Financial Protection and
                                            Wealth Management

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*James F. Mullery                           Senior Vice President

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Deputy General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            General Counsel

*Richard V. Silver                          Senior Executive Vice President,
                                            Chief Administrative Officer and
                                            Chief Legal Officer

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Senior Executive Vice President and
                                            President, Retirement Savings

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         The AXA Group Organizational Charts January 1st 2009 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-160951) on Form N-4 filed October 23, 2009.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
        AS OF :  DECEMBER 31, 2009


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
                                                                                                  --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                 DE             NY
----------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                  Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                    Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     787 Holdings, LLC                                                              Operating           DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                                              DE             NY
     -----------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                               Insurance        Bermuda         Bermuda
        --------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                                  DE             NY
        --------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                               DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                            Operating           DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                           Operating           AL             AL
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                   Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                    Operating           MA             MA
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                           Operating           NV             NV
              --------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                      Operating          P.R.           P.R.
              --------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                           Operating           TX             TX
           -----------------------------------------------------------------------------------------------------------------------
           PlanConnect, LLC                                                         Operating           DE             NY
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                         Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                           Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                        Investment          DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                               Investment          **
           -----------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      HCO              NY             NY
           -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -----------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                                     HCO              DE             NY
           -----------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                               Investment          DE             PA
        --------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)                  Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                               Insurance           NY             NY
        --------------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              --------------------------------------------------------------------------------------------------------------------

                                                                                                  Parent's
                                                                                      Number of  Percent of
                                                                         Federal       Shares    Ownership          Comments
                                                                        Tax ID #        Owned    or Control (e.g., Basis of Control)
                                                                        ---------       -----    ---------- -----------------------
                                                                       -------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                13-3623351
------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       75-2961816                  100.00%
     -------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     13-4194065                  100.00%
     -------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       13-4194080                  100.00%
     -------------------------------------------------------------------------------
     787 Holdings, LLC                                                 See Note 19                 100.00%
     -------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)             52-2197822             -    100.00%
     -------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  14-1903564       250,000    100.00%
        ----------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                 13-4078005         1,000    100.00%
        ----------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                              13-4071393             -    100.00%
           -------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               06-1555494             -    100.00%
           -------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              06-1562392             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      13-4085852             -    100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       04-3491734             -    100.00%
              ----------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              13-3389068                  100.00%
              ----------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         66-0577477                  100.00%
              ----------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              75-2529724         1,050    100.00%
           -------------------------------------------------------------------------
           PlanConnect, LLC                                            27-1540220                  100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            13-5570651     2,000,000    100.00%   NAIC # 62944
        ----------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              13-3385076             -          -   G.P & L.P.
           -------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           13-3385080             -          -   G.P.
           -------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                       -                 -          -   **
           -------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                      22-2766036             -    100.00%
           -------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                     13-2677213     5,000,000    100.00%
           -------------------------------------------------------------------------
           EVSA, Inc.                                                  23-2671508            50    100.00%
        ----------------------------------------------------------------------------
        AXA Equitable Life and Annuity Company * (Note 10,17 & 18)     13-3198083                  100.00%
        ----------------------------------------------------------------------------
        MONY Life Insurance Company *                                  13-1632487                  100.00%
        ----------------------------------------------------------------------------
              See Attached Listing C
              ----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

*    Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

***  All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
         Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
         Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
         Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
         Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

     As of December 31, 2009, AXF's subsidiaries own 44.81% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
            AXA Financial Bermuda, held directly 15,276,937 AllianceBernstein Units (5.50%),
            AXA Equitable Life directly own 29,100,290 AllianceBernstein
            Units (10.49%),
            ACMC, Inc. own 66,220,822 AllianceBernstein Units (23.86%), and
            As of December 31, 2009, MONY owns 6,841,642 (2.47%)
            AllianceBernstein Units and MLOA owns 2,587,472 (.93%) AllianceBernstein Units

     AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

     In addition, ACMC, Inc. own 722,178 units (0.26%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation own 822,178 units of general partnership interest (0.30%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11.  Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

12.  Effective May 26, 2005, Matrix Capital Markets Group was sold.

12.  Effective May 26, 2005, Matrix Private Equities was sold.

13.  Effective December 2, 2005, Advest Group was sold.

14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

15.  Effective July 11, 2007, Frontier Trust Company, FSB was sold.

16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

19. The EIN for 787 Holdings, LLC is 27-0294443, to be used for federal employment taxes and certain federal excise taxes.
        For federal tax purposes, it should generally use AXA Financial's EIN, which is 13-3623351.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------

    Dissolved - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was
                   sold to Credit Suisse Group.
              - 100 Federal Street Funding Corporation was dissolved August 31,
                   1998.
              - 100 Federal Street Realty Corporation was dissolved December 20,
                   2001.
              - CCMI Corp. was dissolved on October 7, 1999.
              - ELAS Realty, Inc. was dissolved January 29, 2002.
              - EML Associates, L.P. was dissolved March 27, 2001.
              - EQ Services, Inc. was dissolved May 11, 2001.
              - Equitable BJVS, Inc. was dissolved October 3, 1999.
              - Equitable Capital Management Corp. became ECMC, LLC on
                   November 30, 1999.
              - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
              - Equitable JVS II, Inc. was dissolved December 4, 1996
              - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                   dissolved on December 31, 2000.
              - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
              - EREIM Managers Corporation was dissolved March 27, 2001.
              - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
              - EVLICO, Inc. was dissolved in 1999.
              - Franconom, Inc. was dissolved on December 4, 2000.
              - GP/EQ Southwest, Inc. was dissolved October 21, 1997
              - HVM Corp. was dissolved on Feb. 16, 1999.
              - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
              - Prime Property Funding, Inc. was dissolved in Feb. 1999.
              - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
              - Six-Pac G.P., Inc. was dissolved July 12,1999
              - Paramount Planners, LLC., a direct subsidiary of AXA
                   Distribution Holding Corporation, was dissolved on December 5, 2003
              - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
              - ECLL Inc. was dissolved July 15, 2003
              - MONY Realty Partners, Inc. was dissolved February 2005.
              - Wil-Gro, Inc. was dissolved June, 2005.
              - Sagamore Financial LLC was dissolved August 31, 2006.
              - Equitable JVS was dissolved August, 2007.
              - Astor Times Square Corp. dissolved as of April 2007.
              - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
              - PC Landmark, Inc. has been administratively dissolved.
              - EJSVS, Inc. has been administratively dissolved.
              - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           -----------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                               Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                Operating           VT             VT
              --------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                    Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                             Investment          DE             NY
              --------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                  Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                  See Attached Listing B
              --------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                                 Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                 Operating           DE             AL
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                             Operating           DE          CT, ME,NY
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC            Operating           MA             MA
                 -----------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   Operating           TX             TX
              --------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          Operating           DE             NY
              --------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)         Operating           DE             NJ
              --------------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                            Federal     Shares    Ownership          (e.g.,
                                                                           Tax ID #      Owned    or Control    Basis of Control)
                                                                           ---------     -----    ----------   -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     ---------------------------------------------------------------------
       Equitable Holdings, LLC
       -------------------------------------------------------------------------------
          ELAS Securities Acquisition Corporation                         13-3049038       500      100.00%
          ----------------------------------------------------------------------------
          Equitable Casualty Insurance Company *                          06-1166226     1,000      100.00%
          ----------------------------------------------------------------------------
          ECMC, LLC   (See Note 4 on Page 2)                              13-3266813         -      100.00%
          ----------------------------------------------------------------------------
             Equitable Capital Private Income & Equity                                                         ECMC is G.P.
               Partnership II, L.P.                                       13-3544879         -           -     ("Deal Flow Fund II")
          ----------------------------------------------------------------------------
          AllianceBernstein Corporation (See Note 4 on Page 2)            13-3633538       100      100.00%
          ----------------------------------------------------------------------------
              See Attached Listing B
          ----------------------------------------------------------------------------
          AXA Distributors, LLC                                           52-2233674         -      100.00%
          ----------------------------------------------------------------------------
             AXA  Distributors Insurance Agency of Alabama, LLC           52-2255113         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency, LLC                       06-1579051         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of
               Massachusetts, LLC                                         04-3567096         -      100.00%
             -------------------------------------------------------------------------
             AXA Distributors Insurance Agency of Texas, Inc.             74-3006330     1,000      100.00%
          ----------------------------------------------------------------------------
          J.M.R. Realty Services, Inc.                                    13-3813232     1,000      100.00%
          ----------------------------------------------------------------------------
          Equitable Structured Settlement Corp. (See Note 8 on Page 2)    22-3492811       100      100.00%
          ----------------------------------------------------------------------------

*  Affiliated Insurer

          Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
          Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
          Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
          Effective January 1, 2002, Equitable Distributors, Inc. merged into
            AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                               State of       State of
                                                                               Type of        Incorp. or      Principal
                                                                              Subsidiary       Domicile       Operation
                                                                              ----------       --------       ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation                                                       DE             NY
              -------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)      HCO (NYSE: AB)        DE             NY
                 ----------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)               Operating           DE             NY
                 ----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                      Operating           NH             NY
                    -------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                        HCO              DE             MA
                    -------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                              HCO              DE             NY
                    -------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                        Operating           DE             NY
                    -------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                    HCO              DE             NY
                     ------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                        Operating         India           India
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                   Operating       Argentina       Argentina
                       ----------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                   HCO              DE             NY
                       ----------------------------------------------------------------------------------------------------
                        AllianceBernstein Japan Inc.                              HCO              DE            Japan
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                  Operating         Japan           Japan
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia
                          Limited                                             Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.             Operating           DE             NY
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.         Operating         Brazil         Brazil
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                              Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                            Operating        Germany         Germany
                                -------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited            Operating          U.K.           U.K.
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                    Operating          Lux.           Lux.
                       ----------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                Operating         France         France
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.          Operating         Mexico         Mexico
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                    Operating       Australia       Australia
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                         Operating         Canada         Canada
                       ----------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                  Operating      New Zealand     New Zealand
                       ----------------------------------------------------------------------------------------------------

                                                                                                      Parent's
                                                                                         Number of   Percent of       Comments
                                                                              Federal     Shares     Ownership          (e.g.,
                                                                             Tax ID #      Owned     or Control    Basis of Control)
                                                                             ---------     -----     ----------   ------------------
AXA Financial, Inc.
---------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------
         Equitable Holdings, LLC
         ------------------------------------------------------------------------------
            AllianceBernstein Corporation                                 13-3633538                            owns 1% GP interest
                                                                                                                in AllianceBernstein
                                                                                                                L.P. and 100,000 GP
                                                                                                                units in
                                                                                                                AllianceBernstein
                                                                                                                Holding L.P.
            ---------------------------------------------------------------------------
               AllianceBernstein Holding L.P. (See Note 4 on Page 2)      13-3434400
               ------------------------------------------------------------------------
               AllianceBernstein L.P.  (See Note 4 on Page 2)             13-4064930
               ------------------------------------------------------------------------
                  AllianceBernstein Trust Company, LLC                    13-4064930                  100.00%   Sole member interest
                  ---------------------------------------------------------------------
                  Cursitor Alliance LLC                                   22-3424339                  100.00%
                  ---------------------------------------------------------------------
                  Alliance Capital Management LLC                              -                      100.00%
                  ---------------------------------------------------------------------
                     Sanford C. Bernstein & Co., LLC                      13-4132953                  100.00%
                  ---------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware               13-2778645            10    100.00%
                   ---------------------------------------------------------------------
                     ACAM Trust Company Private Ltd.                           -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Argentina) S.R.L.                      -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     ACM Software Services Ltd.                           13-3910857                  100.00%
                     ------------------------------------------------------------------
                     Alliance Barra Research Institute, Inc.              13-3548918         1,000    100.00%
                     ------------------------------------------------------------------
                      AllianceBernstein Japan Inc.                         13-3009358
                     ------------------------------------------------------------------
                              AllianceBernstein Japan Ltd.                     -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Invest. Management Australia
                        Limited                                                -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Global Derivatives Corp.           13-3626546         1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Investimentos (Brazil) Ltda.            -                       99.00%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns 1%
                     ------------------------------------------------------------------
                     AllianceBernstein Limited                                 -           250,000    100.00%
                     ------------------------------------------------------------------
                              ACM Bernstein GmbH                               -                      100.00%
                              ---------------------------------------------------------
                              AllianceBernstein Services Limited               -             1,000    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Luxembourg) S.A.                       -             3,999     99.98%   AllianceBernstein
                                                                                                                Oceanic Corporation
                                                                                                                owns .025%
                     ------------------------------------------------------------------
                              AllianceBernstein (France) SAS                   -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein (Mexico) S. de R.L. de C.V.             -                      100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein Australia Limited                       -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------
                     AllianceBernstein Canada, Inc.                       13-3630460        18,750    100.00%
                     ------------------------------------------------------------------
                     AllianceBernstein New Zealand Limited                     -                       50.00%   3rd party (NMFM)
                                                                                                                owns 50%
                     ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                                     State of       State of
                                                                                     Type of        Incorp. or      Principal
                                                                                    Subsidiary       Domicile       Operation
                                                                                    ----------       --------       ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ----------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      -------------------------------------------------------------------------
         Equitable Holdings, LLC
         -----------------------------------------------------------------------------------------------------------------------
            AllianceBernstein Corporation                                                             DE             NY
            --------------------------------------------------------------------------------------------------------------------
               AllianceBernstein L.P.                                             Operating           DE             NY
               -----------------------------------------------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)                 HCO              DE             NY
                  --------------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                   Operating       So Africa       So Africa
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                           Operating       Singapore       Singapore
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                       HCO          Mauritius       Mauritius
                     -----------------------------------------------------------------------------------------------------------
                              Alliance Capital Asset Management (India)
                                 Private Ltd                                      Operating         India           India
                              --------------------------------------------------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                     Operating         India           India
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                           HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                           Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.               Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                                   HCO              DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.              Operating         Korea           Korea
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                          Operating           DE             NY
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.                    Operating           DE             TX
                     -----------------------------------------------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                          Operating       Hong Kong       Hong Kong
                     -----------------------------------------------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                       Operating         Taiwan         Taiwan
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                 Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.          Operating          U.K.           U.K.
                     -----------------------------------------------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                      Inactive       Australia       Australia
                     -----------------------------------------------------------------------------------------------------------

                                                                                                     Parent's
                                                                                         Number of  Percent of        Comments
                                                                              Federal     Shares     Ownership         (e.g.,
                                                                             Tax ID #     Owned     or Control    Basis of Control)
                                                                             ---------    -----     ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -------------------------------------------------------------------------
      AXA Equitable Life Insurance Company*
      ----------------------------------------------------------------------
         Equitable Holdings, LLC
         --------------------------------------------------------------------------------
            AllianceBernstein Corporation                                   13-3633538
            -----------------------------------------------------------------------------
               AllianceBernstein L.P.                                       13-4064930
               --------------------------------------------------------------------------
                  AllianceBernstein Corporation of Delaware (Cont'd)        13-2778645
                  -----------------------------------------------------------------------
                     AllianceBernstein Investment Research (Proprietary)
                        Limited                                                  -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein (Singapore) Ltd.                          -                   100.00%
                     --------------------------------------------------------------------
                     Alliance Capital (Mauritius) Private Ltd.                   -                   100.00%
                     --------------------------------------------------------------------
                              Alliance Capital Asset Management (India)          -                    75.00%   3rd party (Ankar
                                 Private Ltd                                                                   Capital India Pvt.
                                                                                                               Ltd.) owns 25%
                              -----------------------------------------------------------
                              AllianceBernstein Invest. Res. & Manage.
                                 (India) Pvt.                                    -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Oceanic Corporation                  13-3441277     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Capital Real Estate, Inc.                     75-3165543               100.00%
                     --------------------------------------------------------------------
                     Alliance Corporate Finance Group Incorporated.         52-1671668     1,000     100.00%
                     --------------------------------------------------------------------
                     Alliance Eastern Europe, Inc.                          13-3802178               100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Asset Management (Korea) Ltd.             -                   100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investments, Inc.                    13-3191825       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Investor Services, Inc.              13-3211780       100     100.00%
                     --------------------------------------------------------------------
                     AllianceBernstein Hong Kong Limited                         -                   100.00%
                     --------------------------------------------------------------------
                              AllianceBernstein Taiwan Ltd.                      -                    99.00%   Others own 1%
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Limited                                -                   100.00%
                     --------------------------------------------------------------------
                              Sanford C. Bernstein (CREST Nominees) Ltd.         -                   100.00%   Devonshire House,
                                                                                                               1 Mayfair Place
                     --------------------------------------------------------------------
                     Sanford C. Bernstein Proprietary Limited                    -                   100.00%   Inactive
                     --------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2009
-------------------------------------------------------------
LISTING C - MONY
----------------



                                                                                                   State of       State of
                                                                                   Type of        Incorp. or      Principal
                                                                                  Subsidiary       Domicile       Operation
                                                                                  ----------       --------       ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                                    Operating           DE             CO
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                                  Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                                    Operating           DE             NY
   -----------------------------------------------------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------------------------------------------------
      MONY Life Insurance Company *                                               Insurance           NY             NY
      --------------------------------------------------------------------------------------------------------------------------
         MONY International Holdings, LLC                                            HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*           Insurance       Argentina       Argentina
            --------------------------------------------------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                         HCO           Jamaica         Jamaica
            --------------------------------------------------------------------------------------------------------------------
            MBT, Ltd.                                                             Operating     Cayman Islands Cayman Islands
            --------------------------------------------------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                     Operating         Brazil         Brazil
               -----------------------------------------------------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*                 Insurance     Cayman Islands Cayman Islands
         -----------------------------------------------------------------------------------------------------------------------
         MONY Life Insurance Company of America*                                  Insurance           AZ             NY
         -----------------------------------------------------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                                  Insurance           OH             OH
         -----------------------------------------------------------------------------------------------------------------------
         MONY Financial Services, Inc.                                               HCO              DE             NY
         -----------------------------------------------------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                                      Operating           OH             OH
            --------------------------------------------------------------------------------------------------------------------
            MONY Brokerage, Inc.                                                  Operating           DE             PA
            --------------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                                 Operating           OH             OH
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                              Operating           AL             AL
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                                Operating           TX             TX
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.                        Operating           MA             MA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                           Operating           WA             WA
               -----------------------------------------------------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                           Operating           NM             NM
            --------------------------------------------------------------------------------------------------------------------
            1740 Ventures, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                                   Operating           GA             GA
            --------------------------------------------------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                                 Operating           DE             GA
            --------------------------------------------------------------------------------------------------------------------
            MONY Assets Corp.                                                        HCO              NY             NY
            --------------------------------------------------------------------------------------------------------------------
               MONY Benefits Management Corp.                                     Operating           DE             NY
            --------------------------------------------------------------------------------------------------------------------
            1740 Advisers, Inc.                                                   Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
            MONY Securities Corporation                                           Operating           NY             NY
            --------------------------------------------------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.                    Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------
               Trusted Investment Advisers Corp.                                  Operating           MN             NY
               -----------------------------------------------------------------------------------------------------------------

                                                                                                   Parent's
                                                                                       Number of  Percent of       Comments
                                                                           Federal      Shares    Ownership          (e.g.,
                                                                          Tax ID #       Owned    or Control    Basis of Control)
                                                                          ---------      -----    ----------  --------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
   MONY Agricultural Investment Advisers, Inc.                           75-2961816                  100.00%
   -----------------------------------------------------------------------------------
   MONY Capital Management, Inc.                                         13-4194065                  100.00%
   -----------------------------------------------------------------------------------
   MONY Asset Management, Inc.                                           13-4194080                  100.00%
   -----------------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   -----------------------------------------------------------------------------------
      AXA Equitable Life Insurance Company *
      --------------------------------------------------------------------------------
      MONY Life Insurance Company *                                      13-1632487                  100.00%
      --------------------------------------------------------------------------------
         MONY International Holdings, LLC                                13-3790446                  100.00%
         -----------------------------------------------------------------------------
            MONY International Life Insurance Co. Seguros de Vida S.A.*  98-0157781                  100.00%
            --------------------------------------------------------------------------
            MONY Financial Resources of the Americas Limited                                          99.00%
            --------------------------------------------------------------------------
            MBT, Ltd.                                                    98-0152047                  100.00%  79% by MONY Int'l
                                                                                                              Holdings & 21% by
                                                                                                              MONY Financial
                                                                                                              Resources
            --------------------------------------------------------------------------
               MONY Consultoria e Corretagem de Seguros Ltda.                                         99.00%
               -----------------------------------------------------------------------
               MONY Life Insurance Company of the Americas, Ltd.*        98-0152046                  100.00%
         -----------------------------------------------------------------------------
         MONY Life Insurance Company of America*                         86-0222062                  100.00%
         -----------------------------------------------------------------------------
         U.S. Financial Life Insurance Company *                         38-2046096       405,000    100.00%
         -----------------------------------------------------------------------------
         MONY Financial Services, Inc.                                   11-3722370         1,000    100.00%
         -----------------------------------------------------------------------------
            Financial Marketing Agency, Inc.                             31-1465146            99     99.00%
            --------------------------------------------------------------------------
            MONY Brokerage, Inc.                                         22-3015130         1,500    100.00%
            --------------------------------------------------------------------------
               MBI Insurance Agency of Ohio, Inc.                        31-1562855             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Alabama, Inc.                     62-1699522             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Texas, Inc.                       74-2861481            10    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Massachusetts, Inc.               06-1496443             5    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of Washington, Inc.                  91-1940542             1    100.00%
               -----------------------------------------------------------------------
               MBI Insurance Agency of New Mexico, Inc.                  62-1705422             1    100.00%
            --------------------------------------------------------------------------
            1740 Ventures, Inc.                                          13-2848244         1,000    100.00%
            --------------------------------------------------------------------------
            Enterprise Capital Management, Inc.                          58-1660289           500    100.00%
            --------------------------------------------------------------------------
               Enterprise Fund Distributors, Inc.                        22-1990598         1,000    100.00%
            --------------------------------------------------------------------------
            MONY Assets Corp.                                            13-2662263       200,000    100.00%
            --------------------------------------------------------------------------
               MONY Benefits Management Corp.                            13-3363383         9,000    100.00%
            --------------------------------------------------------------------------
            1740 Advisers, Inc.                                          13-2645490        14,600    100.00%
            --------------------------------------------------------------------------
            MONY Securities Corporation                                  13-2645488         7,550    100.00%
            --------------------------------------------------------------------------
               Trusted Insurance Advisers General Agency Corp.           41-1941465         1,000    100.00%
               -----------------------------------------------------------------------
               Trusted Investment Advisers Corp.                         41-1941464             1    100.00%
               -----------------------------------------------------------------------


-  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
-  As of February 2005, MONY Realty Partners, Inc. was dissolved
- MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
- MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
- Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
-  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
-  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
-  As of August 31, 2006, Sagamore Financial LLC was dissolved
-  MONY Benefits Service Corp. was sold on January 26, 2007.
- As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
-  MONY Bank & Trust Company of the Americas, Ltd. changed its name to MBT Ltd.

Item 27. Number of Contractowners
         ------------------------

         As of February 28, 2010, there were 755 Qualified Contract Owners and 543 Non-Qualified Contract Owners of the Variable Immediate Annuity Contracts offered by the Registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

           The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U. S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b) Indemnification of Principal Underwriters
               -----------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

     (c)  Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters
          ----------------------

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director and Senior Vice President

*Andrew J. McMahon                    Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard S. Dziadzio                  Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*William Degnan                       Senior Vice President and Divisional
                                      President

Jeffrey Green                         Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Kevin R. Byrne                       Executive Vice President and Treasurer

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Maurya Keating                       Vice President and Associate
                                      General Counsel

*Anthony Sages                        Chief Sales Officer

*Francesca Divone                     Secretary


*Susan Vesey                          Assistant Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director, Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*Gary Hirschkron                      Executive Vice President

*Michael McCarthy                     Director, Senior Vice President and
                                      National Sales Manager

*Joanne Petrini-Smith                 Executive Vice President

*Lee Small                            Senior Vice President and
                                      National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Michael Gregg                        Executive Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Harvey Fladeland                     Senior Vice President

*Andrew Marrone                       Senior Vice President

*Kevin Molloy                         Senior Vice President

*Marian Sole                          Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mary Toumpas                         Senior Vice President

*Ronald R. Quist                      Vice President and Treasurer

*Norman J. Abrams                     Vice President and General Counsel

*Nicholas Gismondi                    Vice President and Chief Financial Officer

*Gregory Lashinsky                    Assistant Vice President - Financial
                                      Operations Principal

*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records
          --------------------------------

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY, 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus,
NJ 07096.

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

          The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contracts.

                                   SIGNATURES



          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2010.



                           SEPARATE ACCOUNT A OF
                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                   (Registrant)

                           By:  AXA Equitable Life Insurance Company
                                (Depositor)


                           By:  /s/ Dodie Kent
                                ------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 19th day of April, 2010.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel




         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron       Mary R. (Nina) Henderson     Joseph H. Moglia
Henri de Castries            James F. Higgins             Lorie A. Slutsky
Denis Duverne                Peter S. Kraus               Ezra Suleiman
Charlynn Goins               Scott D. Miller              Peter J. Tobin
Anthony J. Hamilton





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact
         April 19, 2010

                                  EXHIBIT INDEX
                                  -------------

                Exhibit No.                                   Tag Value
                -----------                                   ---------

9(d)        Opinion and Consent of Counsel                    EX-99.9d

10(a)       Consent of PricewaterhouseCoopers LLP             EX-99.10a

10(b)       Powers of Attorney                                EX-99.10b